UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Better Future ETF
TICKER SYMBOL:
PJBF
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Jennison Better Future ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Better Future ETF	$29	0.59%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 10,088,112
Number of fund holdings	36
Portfolio turnover rate for the period	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	23.6%
Interactive Media & Services	9.5%
Electrical Equipment	9.0%
IT Services	8.1%
Textiles, Apparel & Luxury Goods	7.4%
Software	6.2%
Pharmaceuticals	5.9%
Broadline Retail	5.0%
Health Care Equipment & Supplies	4.2%
Affiliated Mutual Fund - Short-Term Investment	4.2%
Specialty Retail	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electric Utilities	2.5%
Banks	2.3%
Personal Care Products	2.0%
Capital Markets	1.7%
Financial Services	1.0%
Automobiles	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ETF1014E2

ADDITIONAL INFORM
ATI
ON
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Better Future ETF

TICKER SYMBOL	PJBF
CUSIP	69344A826
ETF1014E2

PGIM Jennison Focused Growth ETF
TICKER SYMBOL:
PJFG
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$37	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 132,531,301
Number of fund holdings	35
Portfolio turnover rate for the period	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.8%
Software	15.2%
Interactive Media & Services	12.6%
Broadline Retail	8.1%
Technology Hardware, Storage & Peripherals	8.1%
Entertainment	5.5%
Aerospace & Defense	5.5%
Pharmaceuticals	4.4%
Automobiles	3.6%
Financial Services	3.4%
Consumer Staples Distribution & Retail	3.1%
IT Services	2.4%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.0%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.5%
Biotechnology	1.3%
Specialty Retail	1.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ETF1010E2

ADDITIONAL INFORM
ATI
ON
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Growth ETF

TICKER SYMBOL	PJFG
CUSIP	69344A875
ETF1010E2

PGIM Jennison Focused Mid-Cap ETF
TICKER SYMBOL:
PJFM
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$25	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 16,356,411
Number of fund holdings	41
Portfolio turnover rate for the period	59%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
2/2
8
/2026?

Industry Classification	% of Net Assets
Insurance	9.4%
Semiconductors & Semiconductor Equipment	9.4%
Multi-Utilities	8.0%
Metals & Mining	6.8%
Machinery	6.3%
Banks	5.4%
Electrical Equipment	5.2%
Textiles, Apparel & Luxury Goods	5.0%
Affiliated Mutual Fund - Short-Term Investment	4.4%
Specialized REITs	4.0%
Trading Companies & Distributors	4.0%
Biotechnology	3.5%
Oil, Gas & Consumable Fuels	3.3%
Aerospace & Defense	3.3%
Capital Markets	3.0%
Industry Classification	% of Net Assets
Real Estate Management & Development	2.9%
Specialty Retail	2.8%
Hotels, Restaurants & Leisure	2.6%
Marine Transportation	2.6%
Pharmaceuticals	2.5%
Interactive Media & Services	1.8%
Consumer Staples Distribution & Retail	1.6%
Health Care Providers & Services	1.3%
Household Durables	0.9%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by s
canni
ng the QR code below, including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Mid-Cap ETF

TICKER SYMBOL	PJFM
CUSIP	69344A792
ETF1015E2

PGIM Jennison Focused Value ETF
TICKER SYMBOL:
PJFV
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$40	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 44,630,544
Number of fund holdings	35
Portfolio turnover rate for the period	23%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	11.7%
Semiconductors & Semiconductor Equipment	10.5%
Oil, Gas & Consumable Fuels	8.8%
Multi-Utilities	7.7%
Pharmaceuticals	7.0%
Interactive Media & Services	6.6%
Aerospace & Defense	5.9%
Machinery	4.7%
Consumer Staples Distribution & Retail	4.5%
Affiliated Mutual Fund - Short-Term Investment	4.0%
Household Durables	3.9%
Broadline Retail	3.0%
Building Products	2.9%
Insurance	2.7%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.7%
Capital Markets	2.5%
Electrical Equipment	2.5%
Automobiles	2.4%
Ground Transportation	2.3%
Biotechnology	2.2%
Technology Hardware, Storage & Peripherals	1.5%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ETF1009E2

ADDITIONAL INFORM
AT
ION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Focused Value ETF

TICKER SYMBOL	PJFV
CUSIP	69344A867
ETF1009E2

PGIM Jennison International Opportunities ETF
TICKER SYMBOL:
PJIO
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Jennison International Opportunities ETF (the “Fund”) for the
period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You
can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities ETF	$45	0.90%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 31,905,118
Number of fund holdings	36
Portfolio turnover rate for the period	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	23.9%
Aerospace & Defense	16.1%
Textiles, Apparel & Luxury Goods	9.3%
Pharmaceuticals	5.6%
Electrical Equipment	5.3%
Affiliated Mutual Fund - Short-Term Investment	4.5%
IT Services	4.1%
Technology Hardware, Storage & Peripherals	3.7%
Banks	3.7%
Entertainment	3.6%
Specialty Retail	3.2%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	2.6%
Interactive Media & Services	2.5%
Personal Care Products	2.5%
Broadline Retail	1.7%
Health Care Equipment & Supplies	1.6%
Wireless Telecommunication Services	1.4%
Software	1.0%
Automobiles	0.7%
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%

ETF1016E2

ADDITIONAL INFOR
MAT
ION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison International Opportunities ETF

TICKER SYMBOL	PJIO
CUSIP	69344A818
ETF1016E2

PGIM Portfolio Ballast ETF
TICKER SYMBOL:
PBL
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$23	0.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 75,243,796
Number of fund holdings	14
Portfolio turnover rate for the period	33%
ETF1011E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	51.2%
Options Purchased	20.0%
Unaffiliated Exchange-Traded Funds - Fixed Income	12.7%
Affiliated Mutual Fund - Short-Term Investment	11.2%
Unaffiliated Exchange-Traded Funds - Equity	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

ADDITIONAL INFOR
MATI
ON
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Portfolio Ballast ETF

TICKER SYMBOL	PBL
CUSIP	69344A859
ETF1011E2

PGIM AAA CLO ETF
TICKER SYMBOL:
PAAA
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1,
2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 7,481,715,266
Number of fund holdings	346
Portfolio turnover rate for the period	22%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	95.5
Cash/Cash Equiva len ts	4.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1012E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM AAA CLO ETF

TICKER SYMBOL	PAAA
CUSIP	69344A834
ETF1012E2

PGIM Active Aggregate Bond ETF
TICKER SYMBOL:
PAB
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Active Aggregate Bond ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active Aggregate Bond ETF	$9	0.18%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 101,980,787
Number of fund holdings	499
Portfolio turnover rate for the period	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	33.0
AA	37.6
A	10.3
BBB	12.1
Not Rated	6.0
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1006E2

ADDITIONAL INFORM
ATIO
N
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Active Aggregate Bond ETF

TICKER SYMBOL	PAB
CUSIP	69344A701
ETF1006E2

PGIM Active High Yield Bond ETF
TICKER SYMBOL:
PHYL
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,253,630,370
Number of fund holdings	776
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.3
A	0.2
BBB	8.9
BB	52.7
B	25.4
CCC	7.8
D	0.1
Not Rated	1.8
Cash/Cash Equivalents	(0.2)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1001E2

ADDITIONAL IN
FORMATI
ON
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Active High Yield Bond ETF

TICKER SYMBOL	PHYL
CUSIP	69344A206
ETF1001E2

PGIM Corporate Bond 0-5 Year ETF
TICKER SYMBOL:
PCS
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Corporate Bond 0-5 Year ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 0-5 Year ETF	$10	0.20%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 526,552,653
Number of fund holdings	263
Portfolio turnover rate for the period	28%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.9
AA	17.2
A	34.2
BBB	44.5
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1027E2

ADDITIONAL INFO
RMA
TION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Corporate Bond 0-5 Year ETF

TICKER SYMBOL	PCS
CUSIP	69344A750
ETF1027E2

PGIM Corporate Bond 5-10 Year ETF
TICKER SYMBOL:
PCI
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Corporate Bond 5-10 Year ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 5-10 Year ETF	$13	0.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 543,762,008
Number of fund holdings	242
Portfolio turnover rate for the period	32%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	0.1
AA	17.1
A	39.8
BBB	42.9
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1027E21

ADDITIONAL INF
ORMA
TION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Corporate Bond 5-10 Year ETF

TICKER SYMBOL	PCI
CUSIP	69344A743
ETF1027E21

PGIM Corporate Bond 10+ Year ETF
TICKER SYMBOL:
PCL
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Corporate Bond 10+ Year ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 10+ Year ETF	$13	0.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 77,088,314
Number of fund holdings	161
Portfolio turnover rate for the period	22%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	7.9
AA	22.2
A	36.8
BBB	33.5
Cash/Cash Equivalents	(0.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1027E22

ADDITIONAL INFORM
ATIO
N
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Corporate Bond 10+ Year ETF

TICKER SYMBOL	PCL
CUSIP	69344A735
ETF1027E22

PGIM Floating Rate Income ETF
TICKER SYMBOL:
PFRL
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$36	0.72%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 109,361,550
Number of fund holdings	430
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.3
AA	10.4
A	4.4
BBB	11.2
BB	24.6
B	41.2
CCC	2.3
Not Rated	3.7
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1008E2

ADDITIONAL INFO
RMATIO
N
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income ETF

TICKER SYMBOL	PFRL
CUSIP	69344A883
ETF1008E2

PGIM Municipal Income Opportunities ETF
TICKER SYMBOL:
PMIO
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the
period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You
can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$13	0.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 42,701,721
Number of fund holdings	87
Portfolio turnover rate for the period	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.4
AA	37.5
A	19.6
BBB	12.1
BB	4.2
Not Rated	21.4
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1020E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Municipal Income Opportunities ETF

TICKER SYMBOL	PMIO
CUSIP	69344A776
ETF1020E2

PGIM Short Duration High Yield ETF
TICKER SYMBOL:
PSH
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$23	0.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 134,413,833
Number of fund holdings	454
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	9.3
BBB	8.5
BB	49.5
B	22.0
CCC	9.1
D	0.1
Not Rated	1.7
Cash/Cash Equivalents	(0.2)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1017E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield ETF

TICKER SYMBOL	PSH
CUSIP	69344A784
ETF1017E2

PGIM Short Duration Multi-Sector Bond ETF
TICKER SYMBOL:
PSDM
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the
period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You
can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 166,678,980
Number of fund holdings	787
Portfolio turnover rate for the period	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	57.7
AA	20.8
A	4.7
BBB	10.5
BB	6.2
B	2.1
CCC	0.6
Not Rated	2.0
Cash/Cash Equivalents	(4.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1013E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Multi-Sector Bond ETF

TICKER SYMBOL	PSDM
CUSIP	69344A842
ETF1013E2

PGIM Total Return Bond ETF
TICKER SYMBOL:
PTRB
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$24	0.48%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 869,909,988
Number of fund holdings	1,358
Portfolio turnover rate for the period	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	46.8
AA	24.5
A	6.4
BBB	13.2
BB	4.7
B	2.4
CCC	0.4
Not Rated	3.0
Cash/Cash Equivalents	(1.6)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1007E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond ETF

TICKER SYMBOL	PTRB
CUSIP	69344A800
ETF1007E2

PGIM Ultra Short Bond ETF
TICKER SYMBOL:
PULS
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$8	0.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 14,204,356,379
Number of fund holdings	630
Portfolio turnover rate for the period	23%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	12.2
AA	31.3
A	39.9
BBB	9.3
BB	2.6
Not Rated	5.4
Cash/Cash Equivalents	(0.7)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1000E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Ultra Short Bond ETF

TICKER SYMBOL	PULS
CUSIP	69344A107
ETF1000E2

PGIM Ultra Short Municipal Bond ETF
TICKER SYMBOL:
PUSH
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of
September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$8	0.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 67,152,742
Number of fund holdings	193
Portfolio turnover rate for the period	33%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	11.8
AA	37.3
A	35.2
BBB	9.0
Not Rated	4.0
Cash/Cash Equivalents	1.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ETF1021E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Ultra Short Municipal Bond ETF

TICKER SYMBOL	PUSH
CUSIP	69344A768
ETF1021E2

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PGIM ETF TRUST

PGIM Jennison Better Future ETF

PGIM Jennison Focused Growth ETF

PGIM Jennison Focused Mid-Cap ETF

PGIM Jennison Focused Value ETF

PGIM Jennison International Opportunities ETF

PGIM Portfolio Ballast ETF

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PRFC—Preference Shares

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depositary Receipts

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 95.7%

COMMON STOCKS

Automobiles 0.6%

Ferrari NV (Italy)	161	$61,167

Banks 2.3%

NU Holdings Ltd. (Brazil) (Class A Stock)*	15,394	230,602

Broadline Retail 5.0%

Amazon.com, Inc.*	1,676	351,960

MercadoLibre, Inc. (Brazil)*	42	73,818

Sea Ltd. (Singapore), ADR*	701	76,024

		501,802

Capital Markets 1.7%

Robinhood Markets, Inc. (Class A Stock)*	2,229	169,070

Electric Utilities 2.5%

Constellation Energy Corp.	774	255,327

Electrical Equipment 9.1%

Bloom Energy Corp. (Class A Stock)*	1,450	225,721

GE Vernova, Inc.	461	402,730

Siemens Energy AG (Germany)	1,457	286,559

		915,010

Financial Services 0.9%

Mastercard, Inc. (Class A Stock)	186	96,201

Health Care Equipment & Supplies 4.2%

Edwards Lifesciences Corp.*	2,374	205,280

Intuitive Surgical, Inc.*	431	217,013

		422,293

Interactive Media & Services 9.5%

Alphabet, Inc. (Class A Stock)	3,095	964,897

IT Services 8.0%

Cloudflare, Inc. (Class A Stock)*	1,335	229,874

Shopify, Inc. (Canada) (Class A Stock)*	3,177	383,559

Snowflake, Inc.*	1,182	199,060

		812,493

Personal Care Products 2.0%

L’Oreal SA (France)	424	199,097

Pharmaceuticals 5.9%

Galderma Group AG (Switzerland)	2,383	452,208

UCB SA (Belgium)	496	147,866

		600,074

Semiconductors & Semiconductor Equipment 23.7%

Advanced Micro Devices, Inc.*	1,069	214,024

ASML Holding NV (Netherlands)	240	349,773

Broadcom, Inc.	472	150,828

Lam Research Corp.	1,408	329,317

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

NVIDIA Corp.	4,158	$736,756

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,635	612,438

		2,393,136

Software 6.2%

Cadence Design Systems, Inc.*	286	86,200

Crowdstrike Holdings, Inc. (Class A Stock)*	497	184,874

Microsoft Corp.	505	198,334

Oracle Corp.	1,050	152,670

		622,078

Specialty Retail 3.4%

Industria de Diseno Textil SA (Spain)	5,079	340,996

Technology Hardware, Storage & Peripherals 3.3%

Apple, Inc.	1,247	329,432

Textiles, Apparel & Luxury Goods 7.4%

Brunello Cucinelli SpA (Italy)	2,343	227,958

Cie Financiere Richemont SA (Switzerland) (Class A Stock)	1,118	228,660

Hermes International SCA (France)	120	290,532

		747,150

TOTAL LONG-TERM INVESTMENTS (cost $8,671,517)		9,660,825

SHORT-TERM INVESTMENT 4.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $421,765)(wb)	421,765	421,765

TOTAL INVESTMENTS 99.9% (cost $9,093,282)		10,082,590
Other assets in excess of liabilities 0.1%		5,522

NET ASSETS 100.0%		$10,088,112

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 3

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$61,167	$—	$—
Banks	230,602	—	—
Broadline Retail	501,802	—	—
Capital Markets	169,070	—	—
Electric Utilities	255,327	—	—
Electrical Equipment	915,010	—	—
Financial Services	96,201	—	—
Health Care Equipment & Supplies	422,293	—	—
Interactive Media & Services	964,897	—	—
IT Services	812,493	—	—
Personal Care Products	199,097	—	—
Pharmaceuticals	600,074	—	—
Semiconductors & Semiconductor Equipment	2,393,136	—	—
Software	622,078	—	—
Specialty Retail	340,996	—	—
Technology Hardware, Storage & Peripherals	329,432	—	—
Textiles, Apparel & Luxury Goods	747,150	—	—
Short-Term Investment
Affiliated Mutual Fund	421,765	—	—

Total	$10,082,590	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Semiconductors & Semiconductor Equipment	23.7%
Interactive Media & Services	9.5
Electrical Equipment	9.1
IT Services	8.0
Textiles, Apparel & Luxury Goods	7.4
Software	6.2
Pharmaceuticals	5.9
Broadline Retail	5.0
Health Care Equipment & Supplies	4.2
Affiliated Mutual Fund	4.2
Specialty Retail	3.4
Technology Hardware, Storage & Peripherals	3.3

Electric Utilities	2.5%
Banks	2.3
Personal Care Products	2.0
Capital Markets	1.7
Financial Services	0.9
Automobiles	0.6

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $8,671,517)	$9,660,825
Affiliated investments (cost $421,765)	421,765
Foreign currency, at value (cost $111)	112
Tax reclaim receivable	8,207
Dividends receivable	1,915

Total Assets	10,092,824

Liabilities

Management fee payable	4,605

Other liabilities	107

Total Liabilities	4,712

Net Assets	$10,088,112

Net assets were comprised of:
Common stock, at par	$170
Paid-in capital in excess of par	11,428,150
Total distributable earnings (loss)	(1,340,208)

Net assets, February 28, 2026	$10,088,112

Net asset value, offering price and redemption price per share, ($10,088,112 ÷ 170,000 shares of common stock issued and outstanding)	$59.34

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 5

PGIM Jennison Better Future ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,522 foreign withholding tax)	$17,168
Affiliated dividend income	6,511

Total income	23,679

Expenses
Management fee	31,046

Net investment income (loss)	(7,367)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(87,069)
Foreign currency transactions	(315)

(87,384)

Net change in unrealized appreciation (depreciation) on:
Investments	(146,465)
Foreign currencies	66

(146,399)

Net gain (loss) on investment and foreign currency transactions	(233,783)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(241,150)

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,367)	$31,100
Net realized gain (loss) on investment and in-kind redemptions transactions	(87,384)	379,734
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(146,399)	(1,233,631)

Net increase (decrease) in net assets resulting from operations	(241,150)	(822,797)

Dividends and Distributions
Distributions from distributable earnings	(25,883)	(26,177)

Fund share transactions
Shares sold in-kind (0 and 130,000 shares, respectively)	—	8,020,669
Shares redeemed in-kind (0 and 230,000 shares, respectively)	—	(13,574,474)

Net increase (decrease) in net assets from Fund share transactions	—	(5,553,805)

Total increase (decrease)	(267,033)	(6,402,779)

Net Assets:

Beginning of period	10,355,145	16,757,924

End of period	$10,088,112	$10,355,145

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 7

PGIM Jennison Better Future ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31, 2025	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$60.91		$62.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.11	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.38)		(1.18)	11.96
Total from investment operations	(1.42)		(1.07)	12.07
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.09)	-
Net asset value, end of period	$59.34		$60.91	$62.07
Total Return(c):	(2.34)%		(1.71)%	24.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,088		$10,355	$16,758
Average net assets (000)	$10,611		$16,971	$12,710
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.59	%(e)	0.52%	0.53	%(f)
Expenses before waivers and/or expense reimbursement	0.59	%(e)	0.59%	0.59	%(f)
Net investment income (loss)	(0.14	)%(e)	0.18%	0.28	%(f)
Portfolio turnover rate(g)	35%		138%	57%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Aerospace & Defense 5.5%

Boeing Co. (The)*	11,713	$2,665,059

General Electric Co.	13,338	4,565,064

		7,230,123

Automobiles 3.6%

Tesla, Inc.*	11,999	4,829,718

Biotechnology 1.3%

Vertex Pharmaceuticals, Inc.*	3,424	1,701,146

Broadline Retail 8.1%

Amazon.com, Inc.*	48,479	10,180,590

MercadoLibre, Inc. (Brazil)*	349	613,395

		10,793,985

Consumer Staples Distribution & Retail 3.1%

Costco Wholesale Corp.	2,364	2,389,507

Walmart, Inc.	13,582	1,737,817

		4,127,324

Electric Utilities 1.8%

Constellation Energy Corp.	7,125	2,350,395

Electronic Equipment, Instruments & Components 1.5%

Amphenol Corp. (Class A Stock)	14,055	2,052,873

Entertainment 5.5%

Netflix, Inc.*	27,515	2,648,043

Spotify Technology SA*	4,301	2,214,757

Walt Disney Co. (The)	22,369	2,372,009

		7,234,809

Financial Services 3.4%

Mastercard, Inc. (Class A Stock)	8,726	4,513,175

Health Care Equipment & Supplies 2.0%

Edwards Lifesciences Corp.*	9,511	822,416

Intuitive Surgical, Inc.*	3,760	1,893,198

		2,715,614

Interactive Media & Services 12.6%

Alphabet, Inc. (Class A Stock)	35,847	11,175,661

Meta Platforms, Inc. (Class A Stock)	8,571	5,555,551

		16,731,212

IT Services 2.4%

Shopify, Inc. (Canada) (Class A Stock)*	15,154	1,829,542

Snowflake, Inc.*	7,877	1,326,566

		3,156,108

Pharmaceuticals 4.4%

Eli Lilly & Co.	5,568	5,857,480

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 9

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 19.8%

Advanced Micro Devices, Inc.*	10,133	$2,028,728

Broadcom, Inc.	18,704	5,976,863

NVIDIA Corp.	82,143	14,554,918

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,675	3,624,062

		26,184,571

Software 15.2%

AppLovin Corp. (Class A Stock)*	3,148	1,368,656

Cadence Design Systems, Inc.*	9,304	2,804,225

Crowdstrike Holdings, Inc. (Class A Stock)*	5,259	1,956,243

Datadog, Inc. (Class A Stock)*	8,884	994,653

Microsoft Corp.	26,476	10,398,184

Oracle Corp.	10,258	1,491,513

Palantir Technologies, Inc. (Class A Stock)*	8,205	1,125,644

		20,139,118

Specialty Retail 1.1%

Industria de Diseno Textil SA (Spain), ADR	85,544	1,430,296

Technology Hardware, Storage & Peripherals 8.1%

Apple, Inc.	40,657	10,740,766

TOTAL LONG-TERM INVESTMENTS (cost $101,498,147)		131,788,713

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $776,165)(wb)	776,165	776,165

TOTAL INVESTMENTS 100.0% (cost $102,274,312)		132,564,878
Liabilities in excess of other assets (0.0)%		(33,577)

NET ASSETS 100.0%		$132,531,301

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,230,123	$—	$—
Automobiles	4,829,718	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Biotechnology	$1,701,146	$—	$—
Broadline Retail	10,793,985	—	—
Consumer Staples Distribution & Retail	4,127,324	—	—
Electric Utilities	2,350,395	—	—
Electronic Equipment, Instruments & Components	2,052,873	—	—
Entertainment	7,234,809	—	—
Financial Services.	4,513,175	—	—
Health Care Equipment & Supplies	2,715,614	—	—
Interactive Media & Services	16,731,212	—	—
IT Services	3,156,108	—	—
Pharmaceuticals	5,857,480	—	—
Semiconductors & Semiconductor Equipment	26,184,571	—	—
Software	20,139,118	—	—
Specialty Retail	1,430,296	—	—
Technology Hardware, Storage & Peripherals	10,740,766	—	—
Short-Term Investment
Affiliated Mutual Fund	776,165	—	—

Total	$132,564,878	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Semiconductors & Semiconductor Equipment	19.8%
Software	15.2
Interactive Media & Services	12.6
Broadline Retail	8.1
Technology Hardware, Storage & Peripherals	8.1
Entertainment	5.5
Aerospace & Defense	5.5
Pharmaceuticals	4.4
Automobiles	3.6
Financial Services	3.4
Consumer Staples Distribution & Retail	3.1
IT Services	2.4
Health Care Equipment & Supplies	2.0

Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	1.5
Biotechnology	1.3
Specialty Retail	1.1
Affiliated Mutual Fund	0.6

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 11

PGIM Jennison Focused Growth ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $101,498,147)	$131,788,713
Affiliated investments (cost $776,165)	776,165
Dividends receivable	33,967
Tax reclaim receivable	12,677
Other assets	4,331

Total Assets	132,615,853

Liabilities

Management fee payable	76,683

Payable for Fund shares purchased	7,869

Total Liabilities	84,552

Net Assets	$132,531,301

Net assets were comprised of:
Common stock, at par	$1,280
Paid-in capital in excess of par	104,803,773
Total distributable earnings (loss)	27,726,248

Net assets, February 28, 2026	$132,531,301

Net asset value, offering price and redemption price per share. ($132,531,301 ÷ 1,280,000 shares of common stock issued and outstanding)	$103.54

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $ 11,006 foreign withholding tax)	$211,133
Affiliated dividend income	13,134

Total income	224,267

Expenses

Management fee	498,265

Net investment income (loss)	(273,998)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(1,436,362)
In-kind redemptions	3,997,695

2,561,333

Net change in unrealized appreciation (depreciation) on investments	(5,749,012)

Net gain (loss) on investment transactions	(3,187,679)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,461,677)

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 13

PGIM Jennison Focused Growth ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(273,998)	$(378,394)
Net realized gain (loss) on investment and in-kind redemptions transactions	2,561,333	12,164,176
Net change in unrealized appreciation (depreciation) on investments	(5,749,012)	9,052,287

Net increase (decrease) in net assets resulting from operations	(3,461,677)	20,838,069

Fund share transactions
Shares sold in-kind (190,000 and 400,000 shares, respectively)	21,008,256	38,548,345
Shares redeemed in-kind (60,000 and 320,000 shares, respectively)	(6,763,824)	(32,577,668)
Net increase (decrease) in net assets from Fund share transactions	14,244,432	5,970,677

Total increase (decrease)	10,782,755	26,808,746

Net Assets:
Beginning of period	121,748,546	94,939,800

End of period	$132,531,301	$121,748,546

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,		December 12, 2022(a) through August 31, 2023
			2025	2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$105.87		$88.73	$65.69	$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.22)		(0.31)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	(2.11)		17.45	23.19	15.75
Total from investment operations	(2.33)		17.14	23.04	15.69
Net asset value, end of period	$103.54		$105.87	$88.73	$65.69
Total Return(c):	(2.20)%		19.32%	35.07%	31.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$132,531		$121,749	$94,940	$57,150
Average net assets (000)	$133,972		$115,284	$75,185	$44,323
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.74%	0.74%	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.75	%(e)
Net investment income (loss)	(0.41	)%(e)	(0.33)%	(0.19)%	(0.15	)%(e)
Portfolio turnover rate(f)	16%		37%	36%	32%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 15

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 95.6%

COMMON STOCKS

Aerospace & Defense 3.3%

Hexcel Corp.	5,766	$534,451

Banks 5.4%

East West Bancorp, Inc.	4,073	445,790

Wintrust Financial Corp.	3,063	441,256

		887,046

Biotechnology 3.5%

Argenx SE (Netherlands), ADR*	481	368,888

Insmed, Inc.*	1,360	203,089

		571,977

Capital Markets 3.0%

Houlihan Lokey, Inc.	1,087	178,018

LPL Financial Holdings, Inc.	1,020	306,388

		484,406

Consumer Staples Distribution & Retail 1.6%

Performance Food Group Co.*	2,777	269,536

Electrical Equipment 5.2%

Generac Holdings, Inc.*	880	198,326

Hubbell, Inc.	595	304,420

Regal Rexnord Corp.	1,592	351,800

		854,546

Health Care Providers & Services 1.3%

Encompass Health Corp.	1,947	210,042

Hotels, Restaurants & Leisure 2.6%

Churchill Downs, Inc.	4,662	428,578

Household Durables 0.9%

Toll Brothers, Inc.	915	143,875

Insurance 9.5%

Axis Capital Holdings Ltd.	5,215	551,330

Lincoln National Corp.	10,285	352,775

Markel Group, Inc.*	227	470,451

RenaissanceRe Holdings Ltd. (Bermuda)	387	117,052

Ryan Specialty Holdings, Inc.	1,676	65,951

		1,557,559

Interactive Media & Services 1.8%

Reddit, Inc. (Class A Stock)*	2,013	293,515

Machinery 6.2%

Gates Industrial Corp. PLC*	10,694	294,834

Nordson Corp.	1,333	391,155

RBC Bearings, Inc.*	584	336,337

		1,022,326

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Marine Transportation 2.6%

Kirby Corp.*	3,224	$418,475

Metals & Mining 6.8%

Eldorado Gold Corp. (Turkey)	23,813	1,105,399

Multi-Utilities 8.0%

CMS Energy Corp.	6,150	480,131

NiSource, Inc.	17,614	833,142

		1,313,273

Oil, Gas & Consumable Fuels 3.3%

Expand Energy Corp.	1,295	139,756

Permian Resources Corp. (Class A Stock)	10,437	190,893

Targa Resources Corp.	875	206,325

		536,974

Pharmaceuticals 2.4%

UCB SA (Belgium), ADR	2,692	401,296

Real Estate Management & Development 2.9%

CBRE Group, Inc. (Class A Stock)*	3,170	468,082

Semiconductors & Semiconductor Equipment 9.5%

Lattice Semiconductor Corp.*	6,793	649,547

Microchip Technology, Inc.	3,311	247,133

Monolithic Power Systems, Inc.	569	650,219

		1,546,899

Specialized REITs 4.0%

Gaming & Leisure Properties, Inc.	13,397	655,247

Specialty Retail 2.8%

Burlington Stores, Inc.*	643	197,317

Five Below, Inc.*	1,187	265,330

		462,647

Textiles, Apparel & Luxury Goods 5.0%

Ralph Lauren Corp.	2,253	816,938

Trading Companies & Distributors 4.0%

WESCO International, Inc.	2,238	647,901

TOTAL LONG-TERM INVESTMENTS (cost $12,467,864)		15,630,988

SHORT-TERM INVESTMENT 4.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $727,484)(wb)	727,484	727,484

TOTAL INVESTMENTS 100.0% (cost $13,195,348)		16,358,472
Liabilities in excess of other assets (0.0)%		(2,061)

NET ASSETS 100.0%		$16,356,411

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 17

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$534,451	$—	$—
Banks	887,046	—	—
Biotechnolog	571,977	—	—
Capital Markets	484,406	—	—
Consumer Staples Distribution & Retail	269,536	—	—
Electrical Equipment	854,546	—	—
Health Care Providers & Services	210,042	—	—
Hotels, Restaurants & Leisure	428,578	—	—
Household Durables	143,875	—	—
Insurance	1,557,559	—	—
Interactive Media & Services	293,515	—	—
Machinery	1,022,326	—	—
Marine Transportation	418,475	—	—
Metals & Mining	1,105,399	—	—
Multi-Utilities	1,313,273	—	—
Oil, Gas & Consumable Fuels	536,974	—	—
Pharmaceuticals	401,296	—	—
Real Estate Management & Development	468,082	—	—
Semiconductors & Semiconductor Equipment	1,546,899	—	—
Specialized REITs	655,247	—	—
Specialty Retail	462,647	—	—
Textiles, Apparel & Luxury Goods	816,938	—	—
Trading Companies & Distributors	647,901	—	—
Short-Term Investment
Affiliated Mutual Fund	727,484	—	—

Total	$16,358,472	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Insurance	9.5%
Semiconductors & Semiconductor Equipment	9.5
Multi-Utilities	8.0
Metals & Mining	6.8
Machinery	6.2
Banks	5.4
Electrical Equipment	5.2
Textiles, Apparel & Luxury Goods	5.0
Affiliated Mutual Fund	4.4
Specialized REITs	4.0
Trading Companies & Distributors	4.0
Biotechnology	3.5

Oil, Gas & Consumable Fuels	3.3%
Aerospace & Defense	3.3
Capital Markets	3.0
Real Estate Management & Development	2.9
Specialty Retail	2.8
Hotels, Restaurants & Leisure	2.6
Marine Transportation	2.6
Pharmaceuticals	2.4
Interactive Media & Services	1.8
Consumer Staples Distribution & Retail	1.6
Health Care Providers & Services	1.3

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Industry Classification (continued):

Household Durables	0.9%

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 19

PGIM Jennison Focused Mid-Cap ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $12,467,864)	$15,630,988
Affiliated investments (cost $727,484)	727,484
Dividends receivable	4,089

Total Assets	16,362,561

Liabilities

Management fee payable	6,150

Net Assets	$16,356,411

Net assets were comprised of:
Common stock, at par	$250
Paid-in capital in excess of par	13,949,936
Total distributable earnings (loss)	2,406,225

Net assets, February 28, 2026	$16,356,411

Net asset value, offering price and redemption price per share. ($16,356,411 ÷ 250,000 shares of common stock issued and outstanding)	$65.43

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $ 268 foreign withholding tax)	$82,706
Affiliated dividend income	7,105

Total income	89,811

Expenses

Management fee	37,778

Net investment income (loss)	52,033

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(371,386)
In-kind redemptions	458,085

86,699

Net change in unrealized appreciation (depreciation) on investments	1,127,887

Net gain (loss) on investment transactions	1,214,586

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,266,619

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 21

PGIM Jennison Focused Mid-Cap ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$52,033	$97,331
Net realized gain (loss) on investment and in-kind redemptions transactions	86,699	449,061
Net change in unrealized appreciation (depreciation) on investments	1,127,887	780,021

Net increase (decrease) in net assets resulting from operations	1,266,619	1,326,413

Dividends and Distributions
Distributions from distributable earnings	(96,398)	(110,734)

Fund share transactions
Shares sold in-kind (20,000 and 110,000 shares, respectively)	1,258,631	6,433,012
Shares redeemed in-kind (20,000 and 70,000 shares, respectively)	(1,252,618)	(4,142,403)

Net increase (decrease) in net assets from Fund share transactions	6,013	2,290,609

Total increase (decrease)	1,176,234	3,506,288

Net Assets:

Beginning of period	15,180,177	11,673,889

End of period	$16,356,411	$15,180,177

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31, 2025	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$60.72		$55.59	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	0.33
Net realized and unrealized gain (loss) on investment transactions	4.89		5.19	5.26
Total from investment operations	5.10		5.61	5.59
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.48)	-
Net asset value, end of period	$65.43		$60.72	$55.59
Total Return(c):	8.41%		10.14%	11.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,356		$15,180	$11,674
Average net assets (000)	$15,548		$13,408	$10,960
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.41%	0.42	%(f)
Expenses before waivers and/or expense reimbursement	0.49	%(e)	0.49%	0.49	%(f)
Net investment income (loss)	0.67	%(e)	0.73%	0.88	%(f)
Portfolio turnover rate(g)	59%		102%	101%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 23

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 96.0%

COMMON STOCKS

Aerospace & Defense 5.9%

Airbus SE (France), ADR	23,223	$1,257,990

Northrop Grumman Corp.	1,879	1,361,110

		2,619,100

Automobiles 2.4%

General Motors Co.	13,607	1,071,007

Banks 11.7%

Bank of America Corp.	19,771	985,189

JPMorgan Chase & Co.	6,336	1,902,701

M&T Bank Corp.	5,351	1,161,060

PNC Financial Services Group, Inc. (The)	5,450	1,157,307

		5,206,257

Biotechnology 2.2%

AbbVie, Inc.	4,238	983,555

Broadline Retail 3.0%

Amazon.com, Inc.*	6,408	1,345,680

Building Products 2.9%

Johnson Controls International PLC	8,974	1,294,948

Capital Markets 2.5%

Goldman Sachs Group, Inc. (The)	1,306	1,122,598

Consumer Staples Distribution & Retail 4.5%

Walmart, Inc.	15,802	2,021,866

Electrical Equipment 2.5%

Siemens Energy AG (Germany), ADR*	5,623	1,095,698

Ground Transportation 2.3%

Union Pacific Corp.	3,858	1,022,293

Household Durables 3.9%

Toll Brothers, Inc.	10,991	1,728,225

Industrial Conglomerates 2.7%

3M Co.	7,207	1,191,461

Insurance 2.7%

MetLife, Inc.	16,819	1,212,145

Interactive Media & Services 6.6%

Alphabet, Inc. (Class A Stock)	6,933	2,161,432

Meta Platforms, Inc. (Class A Stock)	1,242	805,040

		2,966,472

Machinery 4.7%

Caterpillar, Inc.	941	699,003

Parker-Hannifin Corp.	1,379	1,391,659

		2,090,662

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities 7.7%

CenterPoint Energy, Inc.	31,445	$1,367,857

NiSource, Inc.	43,643	2,064,314

		3,432,171

Oil, Gas & Consumable Fuels 8.8%

Cheniere Energy, Inc.	2,627	619,263

Exxon Mobil Corp.	12,179	1,857,297

Shell PLC, ADR	17,490	1,460,590

		3,937,150

Pharmaceuticals 7.0%

AstraZeneca PLC (United Kingdom)	5,306	1,106,036

Eli Lilly & Co.	1,153	1,212,944

Roche Holding AG, ADR	13,454	801,186

		3,120,166

Semiconductors & Semiconductor Equipment 10.5%

Advanced Micro Devices, Inc.*	6,229	1,247,108

Applied Materials, Inc.	2,644	984,361

Broadcom, Inc.	2,629	840,097

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	4,287	1,605,825

		4,677,391

Technology Hardware, Storage & Peripherals 1.5%

Dell Technologies, Inc. (Class C Stock)	4,597	680,724

TOTAL LONG-TERM INVESTMENTS (cost $37,105,984)		42,819,569

SHORT-TERM INVESTMENT 4.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $1,803,387)(wb)	1,803,387	1,803,387

TOTAL INVESTMENTS 100.0% (cost $38,909,371)		44,622,956
Other assets in excess of liabilities 0.0%		7,588

NET ASSETS 100.0%		$44,630,544

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 25

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,619,100	$—	$—
Automobiles	1,071,007	—	—
Banks	5,206,257	—	—
Biotechnology	983,555	—	—
Broadline Retail	1,345,680	—	—
Building Products	1,294,948	—	—
Capital Markets	1,122,598	—	—
Consumer Staples Distribution & Retail	2,021,866	—	—
Electrical Equipment	1,095,698	—	—
Ground Transportation	1,022,293	—	—
Household Durables	1,728,225	—	—
Industrial Conglomerates	1,191,461	—	—
Insurance	1,212,145	—	—
Interactive Media & Services	2,966,472	—	—
Machinery	2,090,662	—	—
Multi-Utilities	3,432,171	—	—
Oil, Gas & Consumable Fuels	3,937,150	—	—
Pharmaceuticals	3,120,166	—	—
Semiconductors & Semiconductor Equipment	4,677,391	—	—
Technology Hardware, Storage & Peripherals	680,724	—	—
Short-Term Investment
Affiliated Mutual Fund	1,803,387	—	—

Total	$44,622,956	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Banks	11.7%
Semiconductors & Semiconductor Equipment	10.5
Oil, Gas & Consumable Fuels	8.8
Multi-Utilities	7.7
Pharmaceuticals	7.0
Interactive Media & Services	6.6
Aerospace & Defense	5.9
Machinery	4.7
Consumer Staples Distribution & Retail	4.5
Affiliated Mutual Fund	4.0
Household Durables	3.9
Broadline Retail	3.0
Building Products	2.9
Insurance	2.7

Industrial Conglomerates	2.7%
Capital Markets	2.5
Electrical Equipment	2.5
Automobiles	2.4
Ground Transportation	2.3
Biotechnology	2.2
Technology Hardware, Storage & Peripherals	1.5

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $37,105,984)	$42,819,569
Affiliated investments (cost $1,803,387)	1,803,387
Dividends receivable	72,528

Total Assets	44,695,484

Liabilities

Payable for Fund shares purchased	40,506

Management fee payable	24,434

Total Liabilities	64,940

Net Assets	$44,630,544

Net assets were comprised of:
Common stock, at par	$510
Paid-in capital in excess of par	37,843,632
Total distributable earnings (loss)	6,786,402

Net assets, February 28, 2026	$44,630,544

Net asset value, offering price and redemption price per share, ($44,630,544 ÷ 510,000 shares of common stock issued and outstanding)	$87.51

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 27

PGIM Jennison Focused Value ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $ 673 foreign withholding tax)	$210,561
Affiliated dividend income	5,221

Total income	215,782

Expenses

Management fee	100,786

Net investment income (loss)	114,996

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(107,679)
In-kind redemptions	1,604,187

1,496,508

Net change in unrealized appreciation (depreciation) on investments	1,985,951

Net gain (loss) on investment transactions	3,482,459

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,597,455

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$114,996	$241,131
Net realized gain (loss) on investment and in-kind redemptions transactions	1,496,508	1,402,694
Net change in unrealized appreciation (depreciation) on investments	1,985,951	488,508

Net increase (decrease) in net assets resulting from operations	3,597,455	2,132,333

Dividends and Distributions
Distributions from distributable earnings	(232,187)	(193,271)

Fund share transactions
Shares sold in-kind (310,000 and 120,000 shares, respectively)	26,072,650	8,683,582
Shares redeemed in-kind (60,000 and 70,000 shares, respectively)	(4,917,940)	(5,174,384)

Net increase (decrease) in net assets from Fund share transactions	21,154,710	3,509,198

Total increase (decrease)	24,519,978	5,448,260

Net Assets:
Beginning of period	20,110,566	14,662,306

End of period	$44,630,544	$20,110,566

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 29

PGIM Jennison Focused Value ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,		December 12, 2022(a) through August 31, 2023
			2025	2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$77.35		$69.82	$53.76	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.34		1.02	0.84	0.56
Net realized and unrealized gain (loss) on investment transactions	10.39		7.43	15.91	3.26
Total from investment operations	10.73		8.45	16.75	3.82
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.92)	(0.69)	(0.06)
Net asset value, end of period	$87.51		$77.35	$69.82	$53.76
Total Return(c):	13.91%		12.22%	31.43%	7.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,631		$20,111	$14,662	$11,289
Average net assets (000)	$27,099		$16,834	$12,721	$10,586
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.68%	0.71%	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.75	%(e)
Net investment income (loss)	0.86	%(e)	1.43%	1.39%	1.56	%(e)
Portfolio turnover rate(f)	23%		56%	36%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS 96.0%

Belgium 2.1%
UCB SA	2,286	$681,497

Brazil 4.5%
MercadoLibre, Inc.*	163	286,485
NU Holdings Ltd. (Class A Stock)*	77,762	1,164,875

		1,451,360

Canada 4.1%
Shopify, Inc. (Class A Stock)*	10,773	1,300,624

China 2.5%
Tencent Holdings Ltd.	11,916	788,978

Czech Republic 1.7%
CSG NV*	14,791	556,294

France 14.8%
Airbus SE	4,272	930,006
EssilorLuxottica SA	1,900	505,583
Hermes International SCA	408	987,808
L’Oreal SA	1,668	783,239
Safran SA	3,732	1,499,309

		4,705,945

Germany 10.5%
Rheinmetall AG	687	1,350,361
SAP SE, ADR	1,523	306,930
Siemens Energy AG	8,641	1,699,489

		3,356,780

India 0.9%
Eternal Ltd.*	106,656	288,750

Italy 3.1%
Ferrari NV	627	238,210
Moncler SpA	10,894	752,260

		990,470

Japan 7.9%
Advantest Corp.	7,223	1,241,876
Nintendo Co. Ltd.	14,164	815,837
SoftBank Group Corp.	17,104	447,848

		2,505,561

Netherlands 10.3%
Argenx SE, ADR*	1,186	909,567
ASM International NV	1,164	982,298
ASML Holding NV	956	1,386,736

		3,278,601

Singapore 0.8%
Sea Ltd., ADR*	2,394	259,629

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 31

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea 7.4%

Samsung Electronics Co. Ltd.	7,870	$1,184,466
SK hynix, Inc.	1,613	1,189,707

		2,374,173

Spain 3.2%
Industria de Diseno Textil SA	15,153	1,017,350

Sweden 2.5%
Saab AB (Class B Stock)	11,221	812,154

Switzerland 7.3%
Cie Financiere Richemont SA (Class A Stock)	4,808	983,363

Galderma Group AG	5,896	1,118,848

On Holding AG (Class A Stock)*	5,096	236,862

		2,339,073

Taiwan 9.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,640	2,861,791

United Kingdom 2.3%
Compass Group PLC	23,550	722,973

United States 1.1%
Spotify Technology SA*	672	346,040

TOTAL COMMON STOCKS (cost $26,055,011)		30,638,043

PREFERRED STOCK 2.6%

Germany
Sartorius AG (PRFC) (cost $738,202)	2,937	833,927

TOTAL LONG-TERM INVESTMENTS (cost $26,793,213)		31,471,970

SHORT-TERM INVESTMENT 4.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $1,430,639)(wb)	1,430,639	1,430,639

TOTAL INVESTMENTS 103.1% (cost $28,223,852)		32,902,609
Liabilities in excess of other assets (3.1)%		(997,491)

NET ASSETS 100.0%		$31,905,118

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Belgium	$681,497	$—	$—
Brazil	1,451,360	—	—
Canada	1,300,624	—	—
China	788,978	—	—
Czech Republic	556,294	—	—
France	4,705,945	—	—
Germany	3,356,780	—	—
India	288,750	—	—
Italy	990,470	—	—
Japan	2,505,561	—	—
Netherlands	3,278,601	—	—
Singapore	259,629	—	—
South Korea	2,374,173	—	—
Spain	1,017,350	—	—
Sweden	812,154	—	—
Switzerland	2,339,073	—	—
Taiwan	2,861,791	—	—
United Kingdom	722,973	—	—
United States	346,040	—	—
Preferred Stock
Germany	833,927	—	—
Short-Term Investment
Affiliated Mutual Fund	1,430,639	—	—

Total	$32,902,609	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Semiconductors & Semiconductor Equipment	24.0%
Aerospace & Defense	16.0
Textiles, Apparel & Luxury Goods	9.3
Pharmaceuticals	5.6
Electrical Equipment	5.3
Affiliated Mutual Fund	4.5
IT Services	4.1
Technology Hardware, Storage & Peripherals	3.7
Entertainment	3.7
Banks	3.6
Specialty Retail	3.2
Hotels, Restaurants & Leisure	3.2
Biotechnology	2.9

Life Sciences Tools & Services	2.6%
Interactive Media & Services	2.5
Personal Care Products	2.5
Broadline Retail	1.7
Health Care Equipment & Supplies	1.6
Wireless Telecommunication Services	1.4
Software	1.0
Automobiles	0.7

103.1
Liabilities in excess of other assets	(3.1)

100.0%

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 33

PGIM Jennison International Opportunities ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $26,793,213)	$31,471,970
Affiliated investments (cost $1,430,639)	1,430,639
Foreign currency, at value (cost $2,234)	2,271
Receivable for investments sold	133,243
Tax reclaim receivable	15,355
Dividends receivable	7,158

Total Assets	33,060,636

Liabilities

Payable for investments purchased	1,131,178
Management fee payable	21,504
Other liabilities	2,836
Total Liabilities	1,155,518

Net Assets	$31,905,118

Net assets were comprised of:
Common stock, at par	$510
Paid-in capital in excess of par	29,106,985
Total distributable earnings (loss)	2,797,623

Net assets, February 28, 2026	$31,905,118

Net asset value, offering price and redemption price per share. ($31,905,118 ÷ 510,000 shares of common stock issued and outstanding)	$62.56

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $9,924 foreign withholding tax)	$58,532
Affiliated dividend income	13,204

Total income	71,736

Expenses
Management fee	132,073

Net investment income (loss)	(60,337)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(757,318)
Foreign currency transactions	(19,417)

(776,735)

Net change in unrealized appreciation (depreciation) on:
Investments	1,222,016
Foreign currencies	8,072

1,230,088

Net gain (loss) on investment and foreign currency transactions	453,353

Net Increase (Decrease) In Net Assets Resulting From Operations	$393,016

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 35

PGIM Jennison International Opportunities ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(60,337)	$8,530
Net realized gain (loss) on investment transactions and foreign currencies	(776,735)	(251,828)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,230,088	1,430,947

Net increase (decrease) in net assets resulting from operations	393,016	1,187,649

Dividends and Distributions
Distributions from distributable earnings	(57,306)	(27,250)

Fund share transactions
Shares sold in-kind (70,000 and 240,000 shares, respectively)	4,341,636	14,379,515
Shares redeemed in-kind (0 and 30,000 shares, respectively)	—	(1,661,699)

Net increase (decrease) in net assets from Fund share transactions	4,341,636	12,717,816

Total increase (decrease)	4,677,346	13,878,215

Net Assets:

Beginning of period	27,227,772	13,349,557

End of period	$31,905,118	$27,227,772

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31, 2025	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$61.88		$58.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		0.03	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.93		3.92	7.90
Total from investment operations	0.80		3.95	8.04
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.11)	-
Net asset value, end of period	$62.56		$61.88	$58.04
Total Return(c):	1.29%		6.85%	16.08%

Ratios/Supplemental Data:

Net assets, end of period (000)	$31,905		$27,228	$13,350
Average net assets (000)	$29,593		$14,669	$11,545
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.80%	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.90	%(e)	0.90%	0.90	%(e)
Net investment income (loss)	(0.41	)%(e)	0.06%	0.37	%(e)
Portfolio turnover rate(f)	40%		89%	36%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 37

PGIM Portfolio Ballast ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 84.3%

U.S. TREASURY OBLIGATIONS 47.3%
U.S. Treasury Bonds	4.125%	08/15/44	1,785	$1,690,640
U.S. Treasury Notes	3.625	09/30/31	9,918	9,934,272
U.S. Treasury Notes	3.875	08/15/34	1,984	1,986,389
U.S. Treasury Notes	4.125	10/31/26	5,753	5,770,252
U.S. Treasury Notes	4.125	10/31/29	15,869	16,239,588

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,990,474)				35,621,141

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 17.0%
iShares Core S&P 500 ETF			3,075	2,119,843
Vanguard Extended Duration Treasury ETF			7,934	548,557
Vanguard Intermediate-Term Treasury ETF			135,090	8,204,016
Vanguard Long-Term Treasury ETF			13,418	776,097
Vanguard S&P 500 ETF			1,772	1,118,203

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $12,416,651)				12,766,716

OPTIONS PURCHASED*~ 20.0% (cost $15,323,776)				15,052,246

TOTAL LONG-TERM INVESTMENTS 84.3% (cost $62,730,901)				63,440,103

SHORT-TERM INVESTMENTS 15.1%

AFFILIATED MUTUAL FUND 11.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $8,400,511)(wb)			8,400,511	8,400,511

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) 3.9%
U.S. Treasury Bills (cost $2,974,786)	3.751%	03/03/26	2,975	2,975,102

TOTAL SHORT-TERM INVESTMENTS (cost $11,375,297)				11,375,613

TOTAL INVESTMENTS 99.4% (cost $74,106,198)				74,815,716
Other assets in excess of liabilities 0.6%				428,080

NET ASSETS 100.0%				$75,243,796

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

* Non-income producing security.

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~ See tables subsequent to the Schedule of Investments for options detail.

(n) Rate shown reflects yield to maturity at purchased date.

(wb) Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2026

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/25/30	$675.00	635	64	$10,603,198
State Street SPDR S&P 500 ETF Trust	Call	01/31/31	$700.00	280	28	4,449,048

Total Options Purchased (cost $15,323,776)						$15,052,246

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
U.S. Treasury Obligations	$—	$35,621,141	$—
Unaffiliated Exchange-Traded Funds	12,766,716	—	—
Options Purchased	—	15,052,246	—
Short-Term Investments
Affiliated Mutual Fund	8,400,511	—	—
U.S. Treasury Obligation	—	2,975,102	—

Total	$21,167,227	$53,648,489	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

U.S. Treasury Obligations	51.2%
Options Purchased	20.0
Unaffiliated Exchange-Traded Funds	17.0
Affiliated Mutual Fund	11.2

99.4
Other assets in excess of liabilities	0.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$15,052,246	—	$—

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 39

PGIM Portfolio Ballast ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures
Equity contracts	$8,651,102	$28,426

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)
Equity contracts	$(6,695,603)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$14,309,520
Futures Contracts - Long Positions (2)	1,024,050

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets
Investments at value:
Unaffiliated investments (cost $65,705,687)	$66,415,205
Affiliated investments (cost $8,400,511)	8,400,511
Dividends and interest receivable	454,069

Total Assets	75,269,785

Liabilities
Management fee payable	25,989

Net Assets	$75,243,796

Net assets were comprised of:
Common stock, at par	$2,420
Paid-in capital in excess of par	65,361,594
Total distributable earnings (loss)	9,879,782

Net assets, February 28, 2026	$75,243,796

Net asset value, offering price and redemption price per share, ($75,243,796 ÷ 2,420,000 shares of common stock issued and outstanding)	$31.09

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 41

PGIM Portfolio Ballast ETF

Statement of Operations  (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$820,054
Affiliated dividend income	132,146
Unaffiliated dividend income	123,247

Total income	1,075,447

Expenses
Management fee	167,677

Net investment income (loss)	907,770

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	184,676
Futures transactions	28,426
In-kind redemptions	8,566,977
Foreign currency transactions	(1,405)

8,778,674

Net change in unrealized appreciation (depreciation) on investments	(6,197,526)

Net gain (loss) on investment and foreign currency transactions	2,581,148

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,488,918

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$907,770	$1,505,259
Net realized gain (loss) on investment and in-kind redemptions transactions and foreign currency	8,778,674	(209,733)
Net change in unrealized appreciation (depreciation) on investments	(6,197,526)	5,165,780

Net increase (decrease) in net assets resulting from operations	3,488,918	6,461,306

Dividends and Distributions
Distributions from distributable earnings	(1,655,256)	(3,139,009)

Fund share transactions
Net proceeds from shares sold (2,500,000 and 760,000 shares, respectively)	78,218,376	21,204,783
Shares redeemed in-kind (2,300,000 and 80,000 shares, respectively)	(71,898,841)	(2,159,256)
Cost of shares purchased (60,000 and 0 shares, respectively)	(1,897,643)	—

Net increase (decrease) in net assets from Fund share transactions	4,421,892	19,045,527

Total increase (decrease)	6,255,554	22,367,824

Net Assets:
Beginning of period	68,988,242	46,620,418

End of period	$75,243,796	$68,988,242

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 43

PGIM Portfolio Ballast ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,		December 12, 2022(a) through August 31, 2023
			2025	2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.26		$29.14	$26.71	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.81	1.00	0.61
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13		2.25	3.47	1.14
Total from investment operations	1.51		3.06	4.47	1.75
Less Dividends and Distributions:
Dividends from net investment income	(0.68)		(0.61)	(0.90)	(0.04)
Distributions from net realized gains	-		(1.33)	(1.14)	-
Total dividends and distributions	(0.68)		(1.94)	(2.04)	(0.04)
Net asset value, end of period	$31.09		$30.26	$29.14	$26.71
Total Return(c):	5.01%		10.90%	17.67%	7.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75,244		$68,988	$46,620	$28,316
Average net assets (000)	$75,141		$53,839	$31,298	$26,311
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)	0.43%	0.43%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.45	%(e)	0.45%	0.45%	0.45	%(e)
Net investment income (loss)	2.44	%(e)	2.80%	3.66%	3.36	%(e)
Portfolio turnover rate(f)	33%		20%	127%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM Jennison Better Future ETF, PGIM Jennison Focused Growth ETF, PGIM Jennison Focused Mid-Cap ETF, PGIM Jennison Focused Value ETF, PGIM Jennison International Opportunities ETF and PGIM Portfolio Ballast ETF (each a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Value ETF and PGIM Jennison Focused Mid-Cap ETF are diversified funds for purposes of the 1940 Act, and PGIM Jennison Better Future ETF, PGIM Jennison Focused Growth ETF, PGIM Jennison International Opportunities ETF and PGIM Portfolio Ballast ETF are non-diversified funds for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Jennison Better Future ETF (“Jennison Better Future”)	Long-term growth of capital.
PGIM Jennison Focused Growth ETF (“Jennison Focused Growth”)	Long-term growth of capital.
PGIM Jennison Focused Mid-Cap ETF (“Jennison Focused Mid-Cap”)	Long-term growth of capital.
PGIM Jennison Focused Value ETF (“Jennison Focused Value”)	Long-term growth of capital.
PGIM Jennison International Opportunities ETF (“Jennison International Opportunities”)	Long-term growth of capital.
PGIM Portfolio Ballast ETF (“Portfolio Ballast”)	Long-term capital growth with reduced volatility compared to the equity market.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation

Notes to Financial Statements (unaudited) (continued)

and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to gain exposure to equities and fixed income. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Funds. The Manager pays for the services of the subadviser.

Fund	Subadviser(s)

Jennison Better Future	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

Jennison Focused Growth	Jennison

Jennison Focused Mid-Cap	Jennison

Jennison Focused Value	Jennison

Jennison International Opportunities	Jennison

Portfolio Ballast	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each fund whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to each Fund Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below.

Fund	Unitary Fee Rate

Jennison Better Future	0.59%

Jennison Focused Growth	0.75%

Jennison Focused Mid-Cap	0.49%

Jennison Focused Value	0.75%

Jennison International Opportunities	0.90%

Portfolio Ballast	0.45%

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS, Jennison, and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Better Future	$3,742,233	$3,541,450

Jennison Focused Growth	20,837,159	21,320,143

Jennison Focused Mid-Cap	8,900,131	9,505,188

Jennison Focused Value	5,886,346	6,983,366

Jennison International Opportunities	12,261,863	11,398,766

Portfolio Ballast	43,603,830	19,712,020

In-kind transactions resulting from in-kind creations and redemptions during the reporting period ended February 28, 2026, were as follows:

Fund	Creations In-Kind	Redemptions In-Kind

Jennison Better Future	$—	$—

Jennison Focused Growth	20,862,916	6,711,882

Jennison Focused Mid-Cap	1,236,728	1,242,752

Jennison Focused Value	25,807,779	4,837,628

Jennison International Opportunities	4,059,483	—

Portfolio Ballast	—	22,671,790

The in-kind transactions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions, inclusive of any cash component.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

Jennison Better Future

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$653,291	$1,106,404	$1,337,930	$—	$—	$421,765	421,765	$6,511	$—

Notes to Financial Statements (unaudited) (continued)

Jennison Focused Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$468,286	$3,023,436	$2,715,557	$—	$—	$776,165	776,165	$13,134	$—

Jennison Focused Mid-Cap

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$157,999	$1,798,512	$1,229,027	$—	$—	$727,484	727,484	$7,105	$—

Jennison Focused Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$618,320	$2,092,832	$907,765	$—	$—	$1,803,387	1,803,387	$5,221	$—

Jennison International Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$1,138,907	$5,665,285	$5,373,553	$—	$—	$1,430,639	1,430,639	$13,204	$—

Portfolio Ballast

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$5,483,429	$66,688,187	$63,771,105	$—	$—	$8,400,511	8,400,511	$132,146	$—

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Better Future	$9,134,151	$1,421,743	$(473,304)	$948,439

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Focused Growth	$102,525,589	$33,160,186	$(3,120,897)	$30,039,289

Jennison Focused Mid-Cap	13,255,943	3,583,659	(481,130)	3,102,529

Jennison Focused Value	38,921,972	5,925,001	(224,017)	5,700,984

Jennison International Opportunities	28,255,332	5,843,723	(1,196,446)	4,647,277

Portfolio Ballast	74,106,198	1,034,304	(324,786)	709,518

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Jennison Better Future	$2,193,000	$—

Jennison Focused Growth	4,337,000	—

Jennison Focused Mid-Cap	794,000	—

Jennison Focused Value	481,000	—

Jennison International Opportunities	957,000	—

Portfolio Ballast	168,000	—

The Fund indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses

Jennison Better Future	$ —	$—

Jennison Focused Growth	263,000	—

Jennison Focused Mid-Cap	—	—

Jennison Focused Value	—	—

Jennison International Opportunities	—	—

Portfolio Ballast	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for the Jennison Better Future, Jennison Focused Mid-Cap and Portfolio Ballast which list their shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the “Exchanges”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund except for the Portfolio Ballast, which consists of 20,000 shares.

Notes to Financial Statements (unaudited) (continued)

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Jennison Better Future	115,000	67.7%

Jennison Focused Growth	814	0.1

Jennison Focused Mid-Cap	200,000	80.0

Jennison Focused Value	195,000	38.2

Jennison International Opportunities	71,000	13.9

Portfolio Ballast	962,500	39.8

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Jennison Better Future	1	67.6%

Jennison Focused Growth	—	—

Jennison Focused Mid-Cap	1	80.0

Jennison Focused Value	1	38.2

Jennison International Opportunities	1	13.9

Portfolio Ballast	1	39.8

Unaffiliated:

Jennison Better Future	3	26.0

Jennison Focused Growth	2	91.0

Jennison Focused Mid-Cap	1	16.5

Jennison Focused Value	1	56.9

Jennison International Opportunities	3	80.8

Portfolio Ballast	2	53.8

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period February 28, 2026, the Funds had subscriptions in-kind and/or redemptions in-kind with total proceeds in the amounts presented on the Statements of Changes in Net Assets.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA*	Prior SCA**

Term of Commitment	9/26/2025 – 9/24/2026	9/27/2024 – 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

	Current SCA*	Prior SCA**
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The Current SCA only includes Portfolio Ballast.
**	The Prior SCA did not include Jennison Better Future, Jennison Focused Mid-Cap and Jennison International Opportunities.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2026.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Better Future	Jennison Focused Growth	Jennison Focused Mid-Cap	Jennison Focused Value	Jennison International Opportunities	Portfolio Ballast

Authorized Participant Concentration	X	X	X	X	X	X

Blend Style	–	–	X	–	–	–

Cash Transactions	X	X	X	X	X	–

Country	X	–	–	–	X	–

Currency	X	–	–	–	X	–

Convertible Securities	–	X	–	–	–	–

Debt Obligations	–	–	–	–	–	X

Derivatives	–	–	–	–	–	X

Economic and Market Events	X	X	X	X	X	X

Emerging Markets	X	–	–	–	X	–

Equity and Equity-Related Securities	X	X	X	X	X	X

ETF Shares Trading	X	X	X	X	X	X

Foreign Securities	X	X	X	X	X	–

Futures and Forward Contracts	–	–	–	–	–	X

Geographic Concentration	X	–	–	–	X	–

Growth Style	X	X	–	–	X	–

Initial Public Offerings	–	X	X	–	–	–

Investment in China	–	–	–	–	X	–

Investment Program	–	–	–	–	–	X

Large Capitalization Company	–	X	–	X	–	–

Large Shareholder and Large Scale Redemption	X	X	X	X	X	X

Liquidity	–	–	–	–	X	–

Management	X	X	X	X	X	X

Market Capitalization	X	–	–	–	X	–

Market Disruption and Geopolitical	X	X	X	X	X	X

Market	X	X	X	X	X	X

Medium Capitalization (Mid-Cap) Company	–	–	X	–	–	–

Methodology	X	–	–	–	–	–

Model Design	–	–	–	–	–	X

Model Implementation	–	–	–	–	–	X

New/Small Fund	X	X	X	X	X	X

Non-Diversified Investment Company	X	X	–	–	X	X

Preferred Securities	–	X	–	–	–	–

Real Estate Investment Trust	X	–	–	–	–	–

Sector Exposure	X	X	X	X	X	–

U.S. Government and Agency Securities	–	–	–	–	–	X

Value Style	–	–	–	X	–	–

Notes to Financial Statements (unaudited) (continued)

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Notes to Financial Statements (unaudited) (continued)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other ETFs.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the

Fund. For example, a series of executive orders issued in recent years prohibit the Fund from investing in certain companies and/or certain sectors.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Investment Program Risk: In pursuing its investment program, the Fund seeks to reduce volatility over a full market cycle, including by limiting Fund losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Fund will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Fund’s strategy of using options to capture market upside will limit the returns of the Fund during periods in which the market is rising, particularly during periods of rapid appreciation, and the Fund may not experience investment gains comparable to the broader market. The Fund may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Fund’s investment strategy. Because the Fund’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Fund will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index or in a fund that tracks the index directly, which costs will reduce the Fund’s returns. In addition, the Fund will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Fund will lose the premium paid for the option without a corresponding benefit.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as

Notes to Financial Statements (unaudited) (continued)

the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Methodology Risk: Because the subadviser utilizes exclusionary tools in its methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its methodology criteria when it might be otherwise disadvantageous for it to do so. Due to the exclusionary tools, the subadviser may be less inclined or unable to invest in issuers that provide positive financial returns. There is no guarantee that the subadviser’s exclusionary tools will enhance the quality of asset allocation or portfolio construction. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices. The subadviser’s analysis is also based on a company’s disclosures or forward-looking statements of intent that are not necessarily fact-based or objectively measurable.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred securities can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the stock held by the Fund. Preferred security holders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred securities may be less attractive and the price of preferred securities may decline. Preferred securities usually do not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred securities to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

Notes to Financial Statements (unaudited) (continued)

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

60

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Because the Manager has agreed in the Management Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Manager pays the compensation to each Independent Trustee for services to the Funds from the management fee. The management fee is included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PGIM ETF TRUST

PGIM AAA CLO ETF

PGIM Active Aggregate Bond ETF

PGIM Active High Yield Bond ETF

PGIM Corporate Bond 0-5 Year ETF

PGIM Corporate Bond 5-10 Year ETF

PGIM Corporate Bond 10+ Year ETF

PGIM Floating Rate Income ETF

PGIM Municipal Income Opportunities ETF

PGIM Short Duration High Yield ETF

PGIM Short Duration Multi-Sector Bond ETF

PGIM Total Return Bond ETF

PGIM Ultra Short Bond ETF

PGIM Ultra Short Municipal Bond ETF

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AG—Assured Guaranty Inc.

AMT—Alternative Minimum Tax

BABs—Build America Bonds

BAM—Build America Mutual

BANS—Bond Anticipation Notes

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CABS—Capital Appreciation Bonds

CDD—Community Development District

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMS—Constant Maturity Swap

COP—Certificates of Participation

CORRA—Canadian Overnight Repo Rate Average

CVR—Contingent Value Rights

DAC—Designated Activity Company

1

Glossary (continued)

DB—Deutsche Bank AG

DIP—Debtor-In-Possession

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GO—General Obligation

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IBEX—Spanish Stock Index

iBoxx—Bond Market Indices

IDB—Industrial Development Bond

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSCI—Morgan Stanley Capital International

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PIK—Payment-in-Kind

PSFG—Permanent School Fund Guarantee

Q—Quarterly payment frequency for swaps

RANS—Revenue Anticipation Notes

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

Rfdg—Refunding

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SARON—Swiss Average Rate Overnight

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

TONAR—Tokyo Overnight Average Rate

UBS—UBS Securities LLC

2

PGIM AAA CLO ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.8%

ASSET-BACKED SECURITIES

Collateralized Loan Obligations

720 East CLO Ltd. (Cayman Islands),
Series 2023-IA, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042%(c)	04/15/38	40,000	$40,080,500
Series 2025-07A, Class A1, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	04/20/37	70,500	70,433,941
AGL CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.871(c)	01/20/39	48,000	48,037,008
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.970(c)	07/21/38	25,000	25,093,552
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37	23,550	23,597,218
Series 2022-21A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.030(c)	10/21/37	25,000	25,049,300
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	01/20/37	15,000	14,995,215
Series 2023-24A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.141(c)	03/31/38	19,600	19,662,695
Series 2024-30RA, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.200(c)	04/21/37	20,000	20,042,070
Series 2025-43A, Class A1, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.116(c)	09/10/38	9,250	9,280,716
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.128(c)	07/20/37	15,000	15,021,542
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.028(c)	07/20/37	17,065	17,098,738
AIMCO CLO Ltd. (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	07/17/37	5,185	5,191,217
Allegany Park CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	01/20/35	6,000	6,000,000
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	5.231(c)	04/28/37	11,095	11,110,067
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.102(c)	07/15/37	25,000	25,027,970
Series 2022-25A, Class A1R, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.885(c)	03/20/38	29,500	29,499,852
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.188(c)	03/19/38	20,000	20,044,400
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	01/20/37	10,000	10,005,670
Apidos CLO (Cayman Islands),
Series 2021-37A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.061(c)	10/22/34	18,400	18,412,702
Series 2024-50A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.008(c)	01/20/38	39,527	39,607,702
Apidos CLO Ltd. (United Kingdom),
Series 2024-48A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.108(c)	07/25/37	22,000	22,028,600
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	4.999(c)	01/22/38	8,450	8,466,249
ARES CLO Ltd. (Cayman Islands),
Series 2017-44A, Class A1RR, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.802(c)	04/15/34	48,350	48,354,429
ARES Loan Funding Ltd. (Cayman Islands),
Series 2022-ALF2A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.918(c)	10/20/38	40,000	40,130,532
Ares LVI CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.918(c)	01/25/38	10,800	10,811,776
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.089(c)	07/20/32	191	190,990
Series 2019-15A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.891(c)	10/23/32	1,008	1,008,067
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.421(c)	10/23/32	2,000	2,003,420
Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	10/20/34	40,500	40,473,553
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	01/20/38	10,000	10,021,199
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	07/20/37	5,250	5,259,704
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.818(c)	10/20/36	40,000	40,020,844
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.760(c)	10/21/34	15,500	15,492,951
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.908(c)	10/18/38	4,000	4,007,568
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.051(c)	10/16/37	10,000	10,019,600
Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	01/24/37	50,000	50,019,240
Series 2023-03A, Class A1R, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	10/24/38	21,775	21,836,625
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.151(c)	07/16/37	6,400	6,411,131
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.958(c)	10/20/35	50,340	50,365,170

See Notes to Financial Statements.

PGIM Fixed Income ETFs 3

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Balboa Bay Loan Funding Ltd. (Cayman Islands), (cont’d.)
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858%(c)	04/20/37	75,000	$75,027,007
Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.160% (Cap N/A, Floor 1.160%)	4.828(c)	04/20/36	46,000	46,003,997
Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.818(c)	10/20/36	16,925	16,933,950
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	4.998(c)	01/20/38	20,000	20,035,820
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.981(c)	01/20/39	30,500	30,549,556
Ballyrock CLO Ltd.,
Series 2025-32A, Class A1A, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.879(c)	01/25/39	61,500	61,569,796
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	07/20/37	11,210	11,229,937
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	03/31/38	49,500	49,602,569
Series 2025-07A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.868(c)	01/15/38	70,000	70,041,286
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37	1,000	1,001,712
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	04/24/34	30,082	30,081,714
Series 2019-16A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	01/20/38	10,000	10,019,318
Series 2020-18A, Class ARR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.852(c)	10/15/36	18,750	18,750,818
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	03/09/34	19,000	19,021,143
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.822(c)	07/15/34	15,000	14,998,890
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.092(c)	10/15/37	16,500	16,533,683
Series 2025-29A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	03/31/38	25,700	25,753,209
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	01/17/38	6,500	6,510,030
Series 2020-20A, Class ARR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.962(c)	07/15/37	10,000	10,023,754
Series 2021-23A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	04/25/34	30,000	29,998,488
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	01/25/38	26,500	26,546,693
Series 2024-38A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	01/25/38	3,950	3,956,514
Benefit Street Partners CLO Ltd. (United Kingdom),
Series 2022-27A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37	4,870	4,878,245
Birch Grove CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	10/19/37	4,850	4,859,270
Series 2023-07A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.928(c)	10/20/38	30,000	30,058,992
Series 2024-08A, Class A1, 144A, 3 Month SOFR + 1.630% (Cap N/A, Floor 1.630%)	5.298(c)	04/20/37	15,500	15,519,933
Series 2024-10A, Class A, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.059(c)	01/22/38	5,900	5,910,856
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.029(c)	01/22/38	5,500	5,508,744
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.029(c)	04/20/34	42,175	42,207,454
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.822(c)	04/15/35	25,000	24,997,263
Series 2021-28A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	03/31/38	25,230	25,283,026
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.772(c)	10/15/34	15,850	15,836,535
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.099(c)	07/20/34	16,865	16,882,022
Brookhaven Park CLO Ltd. (United Kingdom),
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.168(c)	04/19/37	765	765,818
Bryant Park Funding Ltd. (Cayman Islands),
Series 2023-21A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.938(c)	10/18/38	27,880	27,936,973
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.004(c)	07/15/31	842	843,589
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.102(c)	07/15/37	5,000	5,005,575
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.001(c)	04/15/35	11,500	11,508,292
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.070(c)	10/21/37	50,790	50,853,691
Series 2021-03SA, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	4.994(c)	04/15/34	16,800	16,806,586
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	03/31/38	25,000	25,050,850
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.962(c)	01/15/38	15,000	15,023,070
Series 2023-03A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.902(c)	10/15/38	75,000	75,151,102

See Notes to Financial Statements.

4

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CarVal CLO Ltd. (United Kingdom),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.935%(c)	03/21/38	46,950	$47,045,407
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.089(c)	10/22/37	47,500	47,595,836
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.108(c)	07/20/37	46,500	46,569,536
CarVal CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.058(c)	10/20/37	32,130	32,187,310
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-08A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	01/20/35	20,000	19,998,168
CBAMR Ltd. (Cayman Islands),
Series 2019-11RA, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.985(c)	03/20/38	20,000	20,056,120
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	01/18/38	20,078	20,114,803
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37	17,250	17,284,517
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.121(c)	07/16/37	11,970	11,986,498
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	01/15/40	34,750	34,806,469
Series 2021-04A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.031(c)	07/23/37	45,000	45,089,865
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.932(c)	01/15/38	9,000	9,011,601
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.761(c)	01/23/35	30,000	29,991,666
Series 2022-05A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.191(c)	01/16/37	1,000	999,694
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.189(c)	04/22/37	1,000	1,001,181
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.020(c)	07/21/38	62,150	62,276,488
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.078(c)	07/17/37	7,000	7,009,268
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A1RR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	10/20/34	30,000	30,001,506
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.268(c)	04/20/37	20,010	20,057,208
Series 2024-33A, Class AJ, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	5.498(c)	04/20/37	3,000	3,007,283
Series 2024-34A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	01/25/38	10,000	10,019,625
Series 2025-35A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	07/25/36	35,000	35,036,610
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.558(c)	01/25/37	2,500	2,500,991
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.868(c)	01/20/35	32,600	32,590,034
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.010(c)	04/20/35	1,500	1,500,432
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.099(c)	07/20/34	6,000	6,006,155
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.278(c)	04/20/37	1,500	1,503,660
Series 2024-06A, Class A1, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.172(c)	07/15/37	5,500	5,506,573
Danby Park CLO Ltd. (United Kingdom),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.030(c)	10/21/37	22,210	22,253,509
Diameter Capital CLO Ltd. (Cayman Islands),
Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.148(c)	07/20/37	7,000	7,012,269
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	01/25/38	1,000	1,001,802
Series 2020-11A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.142(c)	10/15/37	4,000	4,006,532
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37	900	902,228
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.780(c)	04/20/37	25,000	25,008,025
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/20/37	45,000	45,085,860
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	07/18/37	27,800	27,835,520
Series 2020-02A, Class ARR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37	24,600	24,649,298
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/20/37	11,000	11,025,170
Series 2021-05A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.032(c)	10/15/37	10,325	10,345,185
Series 2023-02A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.021(c)	04/16/36	3,000	3,005,772
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	01/17/38	38,600	38,669,789
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/17/38	65,000	65,131,618
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	03/31/38	20,000	20,040,242
Series 2025-08A, Class A1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.139(c)	10/17/38	31,500	31,547,682

See Notes to Financial Statements.

PGIM Fixed Income ETFs 5

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd.,
Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048%(c)	07/18/37	1,000	$1,001,254
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.058(c)	10/20/37	51,000	51,094,126
Series 2023-02A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.992(c)	10/15/38	52,500	52,654,077
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.268(c)	04/25/37	16,250	16,264,625
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	07/20/38	55,200	55,352,037
Empower CLO Ltd. (United Kingdom),
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.905(c)	01/20/39	44,250	44,320,008
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	04/25/36	40,400	40,388,151
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.012(c)	10/14/36	25,000	25,049,520
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.148(c)	10/20/37	7,000	7,013,050
Garnet CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.053(c)	10/20/38	65,000	65,211,893
Golub Capital Partners CLO,
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.788(c)	10/25/37	53,000	53,013,563
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.037(c)	10/20/36	75,000	75,033,712
Series 2017-19RA, Class A2R3, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.287(c)	10/20/36	1,000	1,000,094
Series 2019-43A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.008(c)	10/20/37	12,800	12,823,916
Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	10/15/37	34,981	35,046,974
Series 2023-66A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	07/25/38	1,210	1,213,401
Series 2024-76A, Class A1, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/25/37	11,950	11,972,012
Greenacre Park CLO LLC,
Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	07/20/37	14,800	14,828,992
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.109(c)	10/20/31	2	1,964
Harmony-Peace Park CLO Ltd. (United Kingdom),
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/20/37	15,000	15,027,825
Harriman Park CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	07/20/38	29,000	29,107,051
Harvest US CLO Ltd. (Cayman Islands),
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.933(c)	01/15/38	29,000	29,093,673
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	5.311(c)	04/28/37	3,150	3,154,287
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.788(c)	04/20/34	10,000	10,000,392
Series 2019-15A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.909(c)	10/22/38	5,000	5,010,853
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.781(c)	01/23/35	48,000	48,000,000
HPS Loan Management Ltd.,
Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	07/20/38	26,500	26,554,039
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	01/20/35	30,000	29,996,661
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.938(c)	04/17/34	2,624	2,626,595
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	01/25/38	7,500	7,516,140
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1R3, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	07/25/34	42,000	41,984,418
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.708(c)	10/20/34	15,250	15,261,521
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	07/15/35	8,000	8,007,339
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.898(c)	10/20/31	1,151	1,151,027
Juniper Valley Park CLO Ltd. (United Kingdom),
Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.748(c)	07/20/36	5,000	4,996,525
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36	30,000	30,012,495
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.098(c)	07/20/37	8,000	8,009,091

See Notes to Financial Statements.

6

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Kennedy Lewis CLO Ltd. (Cayman Islands), (cont’d.)
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.289%(c)	04/22/37	2,685	$2,689,575
Series 07A, Class A2R, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.669(c)	04/22/37	1,500	1,503,703
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.078(c)	10/20/37	15,175	15,207,547
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.238(c)	07/20/37	3,000	3,006,869
Series 2025-19A, Class A, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.919(c)	04/22/36	44,650	44,684,693
Series 2025-21A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/25/38	5,000	5,008,915
Series 2025-23A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.160(c)	10/20/38	45,500	45,586,263
Kings Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.870(c)	01/21/39	25,000	25,018,900
KKR CLO Ltd. (Cayman Islands),
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.014(c)	04/15/34	2,700	2,701,062
Series 2022-41A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.002(c)	04/15/35	30,000	30,021,207
Series 2023-52A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.991(c)	07/16/38	30,000	30,084,162
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	01/15/38	4,550	4,557,244
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.992(c)	01/15/38	34,500	34,558,029
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	10/20/34	50,000	50,057,875
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	10/20/37	7,500	7,514,828
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.948(c)	07/20/34	7,350	7,358,104
Series 32A, Class A1, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.039(c)	07/20/34	2,100	2,101,083
Series 34A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	10/20/34	11,000	11,001,290
Series 36A, Class A1R, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.742(c)	01/15/34	5,000	4,997,210
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	01/15/38	46,000	46,073,094
LCM Ltd. (United Kingdom),
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.012(c)	10/15/34	13,200	13,200,000
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.031(c)	07/16/37	16,400	16,429,832
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.962(c)	10/15/32	3,124	3,129,397
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.041(c)	10/16/37	74,641	74,779,086
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.752(c)	07/15/34	11,670	11,664,272
Series 2021-48A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.895(c)	01/19/39	50,000	50,050,050
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.168(c)	04/18/37	1,500	1,501,753
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.950(c)	07/27/34	45,850	45,869,890
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/25/37	55,650	55,756,403
Series 2024-67A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)	5.178(c)	04/25/37	9,000	9,010,233
Madison Park Funding Ltd.,
Series 2025-40RA, Class A, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.123(c)	10/16/38	54,060	54,243,912
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.168(c)	04/20/37	1,300	1,301,344
Series 2022-32A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.822(c)	10/15/37	35,300	35,324,717
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	01/25/38	51,322	51,413,148
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.103(c)	08/15/37	10,000	10,016,281
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.782(c)	04/15/34	22,550	22,547,377
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.882(c)	03/15/38	3,500	3,501,425
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.718(c)	10/17/34	19,500	19,488,384
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36	15,000	15,000,068
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	01/20/38	44,700	44,811,750
Menlo CLO Ltd.,
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.194(c)	10/16/38	42,000	42,111,111
MidOcean Credit CLO LLC (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	4.840(c)	10/18/35	3,000	3,000,126
Mountain View CLO LLC (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.927(c)	04/14/33	7,151	7,164,178
MP CLO Ltd. (Cayman Islands),
Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.133(c)	04/28/34	7,135	7,144,185

See Notes to Financial Statements.

PGIM Fixed Income ETFs 7

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2016-21A, Class A1R3, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988%(c)	01/20/39	28,000	$28,050,652
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.030(c)	10/19/38	26,125	26,176,388
Series 2019-31A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.898(c)	01/20/39	20,550	20,564,385
Series 2019-33A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.891(c)	04/16/39	48,400	48,431,315
Series 2020-36RA, Class A, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.938(c)	07/20/39	12,000	12,041,039
Series 2022-48A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.758(c)	04/25/36	5,000	4,999,069
Series 2022-51A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.951(c)	10/23/36	49,790	49,818,360
New Mountain CLO Ltd. (Cayman Islands),
Series CLO-03A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	4.998(c)	10/20/38	44,850	44,987,003
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	07/19/37	3,900	3,906,086
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.913(c)	06/15/31	6,150	6,152,483
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.883(c)	11/13/31	9,975	9,975,761
Series 2020-22A, Class A1R3, 144A	— (p)	03/16/38	50,000	49,999,750
Series 2020-22A, Class A2RR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.706(c)	09/16/31	1,500	1,500,000
Oak Hill Credit Partners Ltd. (Cayman Islands),
Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	04/20/38	5,670	5,664,330
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	07/15/38	19,000	19,035,013
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.052(c)	10/15/37	14,000	14,023,146
Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/20/38	21,500	21,534,955
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/20/37	1,810	1,813,866
Ocean Trails CLO,
Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	10/15/34	4,530	4,534,961
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.078(c)	01/20/38	10,000	10,020,068
Ocean Trails CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	4.998(c)	07/20/35	10,760	10,767,424
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.772(c)	01/15/37	28,250	28,227,666
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	10/20/36	40,000	40,025,008
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	07/18/37	11,750	11,766,485
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.928(c)	03/20/38	26,850	26,941,070
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.930(c)	07/21/35	45,000	45,099,036
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.898(c)	10/20/38	10,000	10,028,550
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.128(c)	07/20/37	14,900	14,922,769
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.008(c)	01/20/38	35,000	35,059,500
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	01/20/38	50,070	50,163,631
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/18/37	49,100	49,190,393
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/18/37	26,500	26,549,157
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	01/18/38	29,000	29,052,490
Palmer Square CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/20/37	21,775	21,831,236
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	07/20/37	2,175	2,177,553
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/20/37	5,500	5,513,769
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/20/38	1,500	1,503,047
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R2, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.723(c)	02/14/34	25,000	25,016,613

See Notes to Financial Statements.

8

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.713%(c)	10/15/34	10,000	$10,001,000
Park Blue CLO Ltd. (Cayman Islands),
Series 2024-05A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.148(c)	07/25/37	32,210	32,267,897
Park Blue CLO Ltd. (United Kingdom),
Series 2023-04A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.912(c)	01/25/39	65,000	65,106,938
Peace Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.918(c)	10/20/38	2,250	2,257,318
Pikes Peak CLO (Cayman Islands),
Series 2018-02A, Class ARR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.888(c)	10/11/34	2,400	2,401,824
Pikes Peak CLO Ltd. (United Kingdom),
Series 2023-15A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.888(c)	10/20/38	19,300	19,326,570
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.128(c)	07/25/37	2,725	2,729,470
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	03/06/38	25,000	25,043,775
Rad CLO Ltd. (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.012(c)	01/15/38	2,000	2,003,686
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.104(c)	01/15/35	1,500	1,501,606
Series 2022-16A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.222(c)	07/15/37	14,540	14,571,146
Series 2023-19A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	03/20/38	30,000	30,090,459
Rad CLO Ltd. (Bermuda),
Series 2024-25A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.128(c)	07/20/37	19,000	19,031,006
Reese Park CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.992(c)	01/15/38	39,300	39,371,801
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.765(c)	06/20/34	27,000	26,990,293
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/17/37	2,000	2,004,484
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.062(c)	10/15/37	21,000	21,024,570
Series 2022-02A, Class A1R2, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.933(c)	01/15/39	25,000	25,085,632
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.012(c)	07/15/38	25,000	25,056,160
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/25/37	40,000	40,091,468
Series 2025-04A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.008(c)	07/25/38	45,000	45,101,947
Regatta Funding Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	04/26/37	26,000	26,054,213
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.119(c)	10/20/30	—(r)	311
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.089(c)	10/20/31	95	94,719
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	04/20/34	25,000	24,998,463
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.758(c)	01/20/36	10,000	9,991,831
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.099(c)	07/20/34	2,450	2,452,674
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	01/15/38	18,000	18,036,274
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.108(c)	07/20/37	14,750	14,767,199
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	03/15/38	25,000	25,067,232
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	03/31/38	30,000	30,068,571
Rockland Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	07/20/38	44,100	44,270,230
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	07/25/31	396	396,200
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	4.959(c)	04/20/31	55	54,856
RR Ltd. (Cayman Islands),
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.792(c)	04/15/38	69,000	69,027,379
RR Ltd. (Bermuda),
Series 2023-27A, Class A1AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.902(c)	10/15/40	60,000	60,121,140
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	01/20/35	11,000	10,992,860
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	10/20/37	5,000	5,010,102
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.058(c)	10/20/37	25,000	25,045,717

See Notes to Financial Statements.

PGIM Fixed Income ETFs 9

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Signal Peak CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-09A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.030%(c)	01/21/38	10,000	$10,013,990
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.969(c)	01/22/38	58,000	58,080,794
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/25/37	11,947	11,970,447
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.922(c)	01/20/38	35,250	35,264,452
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	10/20/37	6,000	6,014,815
Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.708(c)	01/20/35	3,500	3,498,093
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.818(c)	10/20/34	16,800	16,792,027
Series 2017-09A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.050(c)	07/21/37	17,500	17,530,989
Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.868(c)	01/17/39	3,000	3,002,148
Series 2021-17A, Class A2R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	04/17/38	1,000	1,000,958
Sixth Street CLO Ltd.,
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/24/37	5,790	5,800,822
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	10/26/31	2,151	2,152,558
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.698(c)	01/20/32	3,287	3,286,797
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.104(c)	07/15/34	2,250	2,252,309
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.432%)	5.099(c)	07/20/34	4,100	4,104,204
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.948(c)	01/25/32	4,181	4,187,926
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)	4.893(c)	04/16/31	981	981,326
Series 2021-28A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.950(c)	01/23/36	75,000	75,052,477
Symphony CLO Ltd. (United Kingdom),
Series 2022-37A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.795(c)	01/20/37	30,000	30,014,832
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R4, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.948(c)	03/24/38	24,830	24,915,793
Series 2019-02A, Class A1R2, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.938(c)	01/20/38	17,200	17,255,816
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.028(c)	01/20/38	10,000	10,015,330
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	03/31/38	28,000	28,057,123
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.040(c)	10/21/37	30,000	30,062,370
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	01/20/38	25,000	25,046,595
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.538(c)	01/20/36	1,500	1,500,421
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	03/15/38	30,000	30,068,286
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/36	1,750	1,751,324
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	07/18/37	3,000	3,004,707
Tikehau US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.149(c)	01/18/35	3,500	3,504,406
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	01/20/37	19,000	18,990,397
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.091(c)	07/23/37	6,500	6,509,861
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.069(c)	10/22/37	5,000	5,009,391
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	01/25/38	14,700	14,726,069
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.030(c)	03/18/38	16,500	16,527,680
Trinitas CLO Ltd. (Cayman Islands),
Series 2020-14A, Class A1R2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	01/25/34	30,000	30,033,579
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	07/20/34	32,500	32,500,809
Series 2021-18A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.888(c)	01/20/35	10,250	10,252,210
Series 2025-37A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.893(c)	01/22/39	26,775	26,801,518
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.194(c)	01/15/32	125	124,664
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	10/20/34	10,000	9,998,720
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.922(c)	07/15/32	1,317	1,317,204
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.064(c)	04/15/34	12,300	12,310,473

See Notes to Financial Statements.

10

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	4.900%(c)	04/25/31	70	$70,110
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	4.934(c)	07/15/31	1,324	1,324,263
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	10/15/37	9,500	9,519,399
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.009(c)	10/17/32	6,546	6,558,298
Series 2022-03A, Class A1R2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	10/20/36	25,000	25,012,158
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.192(c)	04/15/37	2,500	2,505,146
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/20/37	9,000	9,023,002
Series 2024-07A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	01/20/38	18,250	18,282,138
Series 2025-05A, Class A1, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.866(c)	01/15/39	10,000	10,006,830
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/37	1,500	1,501,146
Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	04/20/34	37,000	37,003,767
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.872(c)	01/15/35	10,000	10,002,241
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.092(c)	07/15/37	20,000	20,024,620
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	10/18/37	10,000	10,024,936
Whitebox CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.942(c)	10/15/35	24,685	24,691,356
Wind River CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.268(c)	04/20/37	11,700	11,727,435
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.621(c)	04/16/36	3,250	3,256,181

TOTAL LONG-TERM INVESTMENTS
(cost $7,171,081,941)				7,170,943,158

			Shares

SHORT-TERM INVESTMENT 5.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $392,510,927)(wb)			392,510,927	392,510,927

TOTAL INVESTMENTS 101.1%
(cost $7,563,592,868)				7,563,454,085
Liabilities in excess of other assets (1.1)%				(81,738,819)

NET ASSETS 100.0%				$7,481,715,266

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 11

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$7,170,943,158	$—
Short-Term Investment
Affiliated Mutual Fund	392,510,927	—	—

Total	$392,510,927	$7,170,943,158	$—

Security Allocations:

The security allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Collateralized Loan Obligations	95.8%

Affiliated Mutual Fund	5.3%

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

12

PGIM AAA CLO ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $7,171,081,941)	$7,170,943,158
Affiliated investments (cost $392,510,927)	392,510,927
Interest receivable	44,591,269
Receivable for Fund shares sold	1,286,348

Total Assets	7,609,331,702

Liabilities

Payable for investments purchased	81,469,240

Payable for Fund shares purchased	45,022,174
Management fee payable	1,104,008
Other liabilities	21,014

Total Liabilities	127,616,436

Net Assets	$7,481,715,266

Net assets were comprised of:
Common stock, at par	$145,425
Paid-in capital in excess of par	7,456,658,146
Total distributable earnings (loss)	24,911,695

Net assets, February 28, 2026	$7,481,715,266

Net asset value, offering price and redemption price per share.
($7,481,715,266 ÷ 145,425,000 shares of common stock issued and outstanding)	$51.45

See Notes to Financial Statements.

PGIM Fixed Income ETFs 13

PGIM AAA CLO ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$143,367,859
Affiliated dividend income	3,457,940

Total income	146,825,799

Expenses
Management fee	5,387,067

Net investment income (loss)	141,438,732

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	249,511
In-kind redemptions	172,210
Net change in unrealized appreciation (depreciation) on investments	(7,837,609)

Net gain (loss) on investment transactions	(7,415,888)

Net Increase (Decrease) In Net Assets Resulting From Operations	$134,022,844

See Notes to Financial Statements.

14

PGIM AAA CLO ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$141,438,732	$132,567,768

Net realized gain (loss) on investment transactions	421,721	(1,884,295)

Net change in unrealized appreciation (depreciation) on investments	(7,837,609)	6,619,704

Net increase (decrease) in net assets resulting from operations	134,022,844	137,303,177

Dividends and Distributions

Distributions from distributable earnings	(134,441,726)	(115,937,862)

Fund share transactions

Net proceeds from shares sold (78,450,000 and 81,600,000 shares, respectively)	4,030,635,830	4,181,414,744

Shares sold in-kind (6,250,000 and 9,725,000 shares, respectively)	321,104,009	498,650,182

Shares redeemed in-kind (3,700,000 and 0 shares, respectively)	(190,414,048)	—

Cost of shares purchased (17,750,000 and 17,600,000 shares, respectively)	(912,483,452)	(900,306,666)

Net increase (decrease) in net assets from Fund share transactions	3,248,842,339	3,779,758,260

Total increase (decrease)	3,248,423,457	3,801,123,575

Net Assets:

Beginning of period	4,233,291,809	432,168,234

End of period	$7,481,715,266	$4,233,291,809

See Notes to Financial Statements.

PGIM Fixed Income ETFs 15

PGIM AAA CLO ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,		July 19, 2023(a) through August 31, 2023
			2025	2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$51.52		$51.14	$50.43	$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.22		2.82	3.38	0.39
Net realized and unrealized gain (loss) on investment transactions	-	(c)	0.24	0.59	0.04
Total from investment operations	1.22		3.06	3.97	0.43
Less Dividends and Distributions:
Dividends from net investment income	(1.29)		(2.65)	(3.25)	-
Distributions from net realized gains	-		(0.03)	(0.01)	-
Total dividends and distributions	(1.29)		(2.68)	(3.26)	-
Net asset value, end of period	$51.45		$51.52	$51.14	$50.43
Total Return(d):	2.40%		6.10%	8.18%	0.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,481,715		$4,233,292	$432,168	$126,084
Average net assets (000)	$5,717,634		$2,411,721	$186,594	$99,359
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.19	%(f)	0.19%	0.19%	0.19	%(f)
Expenses before waivers and/or expense reimbursement	0.19	%(f)	0.19%	0.19%	0.19	%(f)
Net investment income (loss)	4.99	%(f)	5.50%	6.66%	6.48	%(f)
Portfolio turnover rate(g)	22%		68%	65%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

16

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.3%

ASSET-BACKED SECURITIES 6.3%

Automobiles 3.1%

AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C	5.800%	12/18/28	100	$101,772
Series 2025-01, Class A2A, 144A	4.220	03/19/29	200	200,409
ARI Fleet Lease Trust,
Series 2026-A, Class A2, 144A	3.960	11/15/34	500	501,176
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	99,804
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	101,018
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	48	49,301
CarMax Auto Owner Trust,
Series 2022-01, Class D	2.470	07/17/28	100	99,893
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30	21	21,042
Ford Credit Auto Owner Trust,
Series 2023-02, Class A, 144A	5.280	02/15/36	100	103,552
Series 2025-01, Class A, 144A	4.860(cc)	08/15/37	300	310,810
Series 2026-01, Class A, 144A	4.320(cc)	08/15/38	300	304,885
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	100	100,200
GM Financial Revolving Receivables Trust,
Series 2025-01, Class A, 144A	4.640	12/11/37	300	308,460
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A	4.730	11/15/29	100	101,567
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	200	201,623
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	101,756
Series 2023-04, Class C	6.040	12/15/31	100	102,803
Series 2025-02, Class C	5.060	05/15/31	200	203,673
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A	4.650	05/25/38	100	102,879
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	25	25,157

				3,141,780

Collateralized Loan Obligations 2.0%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.970(c)	07/21/38	500	501,871
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.020(c)	07/21/37	250	250,648
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.034(c)	11/27/31	9	8,552
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.010(c)	04/20/35	250	250,072
Garnet CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.053(c)	10/20/38	850	852,771
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	10/20/37	250	250,617

				2,114,531

Consumer Loans 0.7%
Affirm Master Trust,
Series 2026-01A, Class A, 144A	4.370	02/15/34	200	200,885
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A2, 144A	5.120	03/25/60	78	78,543

See Notes to Financial Statements.

PGIM Fixed Income ETFs 17

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	131	$128,783
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	101,909
SoFi Consumer Loan Program Trust,
Series 2026-01, Class A, 144A	4.060	12/26/35	200	200,107

				710,227

Equipment 0.5%

DLLMT LLC,
Series 2026-01A, Class A3, 144A	4.200	12/20/29	200	201,361
Kubota Credit Owner Trust,
Series 2025-01A, Class A3, 144A	4.670	06/15/29	200	203,516
PEAC Solutions Receivables LLC,
Series 2026-01A, Class A2, 144A	4.270	10/20/28	100	100,337

				505,214

TOTAL ASSET-BACKED SECURITIES (cost $6,412,354)				6,471,752

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.6%
BANK,
Series 2021-BN38, Class A4	2.275	12/15/64	100	89,608
BANK5,
Series 2025-05YR14, Class A3	5.646	04/15/58	310	326,895
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A4	1.786	04/15/53	600	546,483
Series 2021-C12, Class A4	2.421	11/15/54	250	228,113
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53	500	462,254
Series 2021-B25, Class A3	1.906	04/15/54	500	461,410
Series 2025-V15, Class A3	5.805	06/15/58	320	339,506
BMO Mortgage Trust,
Series 2024-05C6, Class A3	5.316	09/15/57	230	238,288
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657	08/15/57	477	456,760
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51	483	479,408
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	82	80,962
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	418	401,627
Series 2021-C59, Class A3	1.958	04/15/54	350	322,074
Series 2025-05C4, Class A3	5.673	05/15/58	300	316,052

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,820,246)				4,749,440

CORPORATE BONDS 27.2%

Aerospace & Defense 0.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.950	02/01/30	50	47,909
Sr. Unsec’d. Notes	3.250	02/01/35	50	44,528
Sr. Unsec’d. Notes	3.600	05/01/34	125	115,288
Sr. Unsec’d. Notes	3.625	02/01/31	60	58,271
Sr. Unsec’d. Notes	3.625	03/01/48	35	25,613
Sr. Unsec’d. Notes	3.900	05/01/49	25	19,085
Sr. Unsec’d. Notes	5.705	05/01/40	30	31,220

See Notes to Financial Statements.

18

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	5.930%	05/01/60	70	$70,270
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	60	54,091
Sr. Unsec’d. Notes	4.125	11/16/28	128	128,765

				595,040

Agriculture 0.9%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	68	66,165
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	183	182,059
Gtd. Notes	4.390	08/15/37	65	60,677
Gtd. Notes	5.625	08/15/35	135	142,114
Gtd. Notes	5.834	02/20/31	125	133,537
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.000	10/29/30	225	224,438
Sr. Unsec’d. Notes	5.250	09/07/28	95	98,211

				907,201

Airlines 0.1%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	25	25,183
Sr. Unsec’d. Notes	5.125	06/15/27	50	50,581

				75,764

Auto Manufacturers 0.1%

General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	25	22,783
Sr. Unsec’d. Notes	6.600	04/01/36	17	18,652
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	28	28,542

				69,977

Auto Parts & Equipment 0.2%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	5.150	09/13/34	200	205,156

Banks 6.3%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	3.800	02/23/28	200	199,077
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	54,079
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	400	370,491
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	352,049
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	190	175,531
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	197,273
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	275	251,769
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	198,210
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	114,995
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	295	272,880
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	200	203,535

See Notes to Financial Statements.

PGIM Fixed Income ETFs 19

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339%(ff)	07/27/29	20	$21,031
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	295	309,205
First Horizon Corp.,
Sr. Unsec’d. Notes	5.514(ff)	03/07/31	25	25,876
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	370	331,008
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	78,047
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	79,534
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	100	100,001
Sr. Unsec’d. Notes	5.016(ff)	10/23/35	65	65,736
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	15	15,752
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	400	358,713
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	300	281,455
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	167	153,932
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	143,399
Sr. Unsec’d. Notes	4.810(ff)	10/22/36	35	34,899
Sub. Notes	2.956(ff)	05/13/31	21	19,965
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	155	168,812
Morgan Stanley,
Sr. Unsec’d. Notes	5.073(ff)	01/30/37	70	70,591
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	170	152,435
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	170,197
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	185	163,777
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	200	177,436
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	175	186,865
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	41,490
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	50	53,494
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	265,396
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	510	478,921
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	71,285

				6,409,141

Beverages 0.5%

Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	390	391,354
Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.250	08/01/31	130	116,903

				508,257

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30	80	83,476
Sr. Unsec’d. Notes	5.250	03/02/33	100	104,657

				188,133

Building Materials 0.1%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	75	66,274
Sr. Unsec’d. Notes	5.250	09/15/35	40	41,280

See Notes to Financial Statements.

20

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150%	12/01/34	45	$46,422

				153,976

Chemicals 0.4%

DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.319	11/15/38	13	13,167
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	82	83,120
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	145	147,605
Sr. Unsec’d. Notes	4.900	06/01/43	81	74,706
Sr. Unsec’d. Notes	5.200	06/21/27	55	55,826

				374,424

Commercial Services 0.5%

California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,142
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	65	64,716
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28	165	165,570
Johns Hopkins University,
Unsec’d. Notes, Series A	4.705	07/01/32	20	20,711
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,005
Unsec’d. Notes	4.678	07/01/2114	30	25,925
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	22,205
Unsec’d. Notes	3.150	07/15/46	35	26,434
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.750	08/09/27	20	20,215
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	5.250	03/27/35	15	15,438
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	25	16,473
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	16,328
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,282
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	60,304
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,472

				495,220

Computers 0.1%

Accenture Capital, Inc.,
Gtd. Notes	4.250	10/04/31	140	140,467
International Business Machines Corp.,
Sr. Unsec’d. Notes	5.875	11/29/32	8	8,669

				149,136

Diversified Financial Services 0.2%

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	60	52,524
Sr. Unsec’d. Notes	5.875	07/21/28	75	77,534

See Notes to Financial Statements.

PGIM Fixed Income ETFs 21

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Synchrony Financial,
Sr. Unsec’d. Notes	4.947%(ff)	02/25/32	65	$64,572

				194,630

Electric 3.8%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.450	05/15/29	35	36,449
Sr. Unsec’d. Notes	5.700	05/15/34	40	42,326
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	17	14,160
Sr. Unsec’d. Notes	5.375	06/15/35	15	15,661
Ameren Illinois Co.,
First Mortgage	4.950	06/01/33	220	226,842
Arizona Public Service Co.,
Sr. Unsec’d. Notes	3.500	12/01/49	45	32,294
Sr. Unsec’d. Notes	5.700	08/15/34	115	121,886
Sr. Unsec’d. Notes	6.350	12/15/32	85	93,444
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	300	299,411
Sr. Unsec’d. Notes, 144A	6.045	01/28/34	200	202,400
Commonwealth Edison Co.,
First Mortgage	3.000	03/01/50	100	66,417
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	3.900	01/08/28	85	85,024
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	127	116,465
DTE Electric Co.,
General Ref. Mortgage	4.250	05/14/27	5	5,033
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27	115	116,356
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes	6.100	06/01/37	36	39,292
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	86,792
First Mortgage	5.875	11/15/33	95	103,166
Duke Energy Indiana LLC,
First Mortgage, Series YYY	3.250	10/01/49	90	63,235
Edison International,
Sr. Unsec’d. Notes	5.450	06/15/29	70	71,873
Evergy Metro, Inc.,
First Mortgage	5.125	08/15/35	155	157,486
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	41,152
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	95	83,002
First Mortgage	5.600	02/15/66	5	4,969
First Mortgage	5.800	03/15/65	7	7,197
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	84	70,391
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	73	64,127
Monongahela Power Co.,
First Mortgage, 144A	3.550	05/15/27	136	135,360
Northern States Power Co.,
First Mortgage	3.400	08/15/42	69	55,114
Ohio Edison Co.,
Sr. Unsec’d. Notes	6.875	07/15/36	195	226,128

See Notes to Financial Statements.

22

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Ohio Power Co.,
Sr. Unsec’d. Notes	4.150%	04/01/48	70	$57,035
Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	110	84,698
First Mortgage	4.500	07/01/40	90	80,026
First Mortgage	4.750	02/15/44	50	43,397
PECO Energy Co.,
First Mortgage	2.800	06/15/50	97	61,919
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	58	39,022
First Mortgage	5.250	05/15/53	15	14,410
Public Service Co. of Colorado,
First Mortgage	5.350	05/15/34	200	208,249
Public Service Co. of New Hampshire,
First Mortgage	5.350	10/01/33	135	142,540
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	9,868
First Mortgage, MTN	3.700	05/01/28	38	37,907
Sec’d. Notes, MTN	4.650	03/15/33	100	101,159
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30	75	74,049
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	85	69,500
Sempra,
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,629
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	105	80,898
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.250	05/15/32	115	107,811
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	10	10,200

				3,917,769

Engineering & Construction 0.2%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	199,824

Foods 0.4%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	3.000	02/02/29	155	150,567
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	240	224,702

				375,269

Gas 0.2%

CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	1.750	10/01/30	125	112,701
Sr. Unsec’d. Notes	5.250	03/01/28	65	66,716
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	13	12,933
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	21	20,718
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	30	24,317

				237,385

See Notes to Financial Statements.

PGIM Fixed Income ETFs 23

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 1.0%

Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532%	11/15/29	35	$33,409
Cigna Group (The),
Sr. Unsec’d. Notes	2.375	03/15/31	118	108,207
Sr. Unsec’d. Notes	2.400	03/15/30	15	14,086
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	35	36,489
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	70	63,796
Sr. Unsec’d. Notes	4.950	11/01/31	100	102,917
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	53,407
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,763
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,239
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,363
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	20	17,057
Northwestern Memorial Healthcare Obligated Group,
Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,696
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	27,378
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	5.475	10/01/35	75	79,780
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	11,004
Sentara Health,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	43,158
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	35	23,864
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	41,048
Sr. Unsec’d. Notes	3.950	10/15/42	145	121,389
Sr. Unsec’d. Notes	4.500	04/15/33	130	129,764
Sr. Unsec’d. Notes	4.800	01/15/30	40	41,148
UPMC,
Sec’d. Notes	5.035	05/15/33	25	25,772

				1,009,734

Home Builders 0.3%

Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	310	311,874

Insurance 0.7%

Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.850	12/15/29	10	10,244
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,570
Sr. Unsec’d. Notes	4.868	06/01/44	90	80,103
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	95	99,223
Sr. Unsec’d. Notes	6.000	12/07/33	225	239,814
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	158	118,863
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	7	6,664

See Notes to Financial Statements.

24

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Principal Financial Group, Inc.,
Gtd. Notes	4.625%	09/15/42	117	$105,843
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	68	53,924

				720,248

Internet 0.5%

Alphabet, Inc.,
Sr. Unsec’d. Notes	4.400	02/15/33	20	20,172
Sr. Unsec’d. Notes	4.700	11/15/35	65	65,800
Sr. Unsec’d. Notes	5.750	02/15/66	70	71,276
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	155	164,604
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	50	50,835
Sr. Unsec’d. Notes	4.875	11/15/35	160	161,479

				534,166

Leisure Time 0.1%

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	60	62,550

Lodging 0.2%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	04/23/30	125	131,326
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.500	04/15/37	50	51,643

				182,969

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600	09/19/29	18	17,305

Machinery-Diversified 0.1%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	5	4,548
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	70	71,889

				76,437

Media 0.4%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.650	02/01/34	250	265,652
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	31,779
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	75	74,238
News Corp.,
Gtd. Notes, 144A	5.125	02/15/32	80	79,519

				451,188

Mining 0.5%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	95	98,272

See Notes to Financial Statements.

PGIM Fixed Income ETFs 25

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.125%	02/21/32	50	$52,291
Gtd. Notes	5.250	09/08/33	95	99,619
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	175	174,867
Gtd. Notes	4.375	08/01/28	50	50,064

				475,113

Miscellaneous Manufacturing 0.2%

Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	90	82,487
Sr. Unsec’d. Notes	3.375	03/01/28	114	112,807
Sr. Unsec’d. Notes	4.950	03/15/36	35	35,196

				230,490

Oil & Gas 0.9%

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	75	74,965
Sr. Unsec’d. Notes	5.000	12/15/29	50	51,486
Sr. Unsec’d. Notes	6.450	06/30/33	80	87,705
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	25	18,164
Sr. Unsec’d. Notes	5.400	06/15/47	144	134,859
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	180	177,507
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	46	46,089
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	98	101,914
Gtd. Notes	5.550	04/01/35	95	99,410
Gtd. Notes	6.250	03/15/33	10	10,927
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625	01/19/29	35	37,349
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.625	09/01/30	5	5,414
Phillips 66,
Gtd. Notes	2.150	12/15/30	84	76,648
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26	17	16,959

				939,396

Pharmaceuticals 1.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	65	58,805
Sr. Unsec’d. Notes	4.625	10/01/42	80	74,733
Sr. Unsec’d. Notes	5.050	03/15/34	140	145,317
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	4.500	09/15/30	150	152,085
Cencora, Inc.,
Sr. Unsec’d. Notes	4.900	02/13/36	85	85,582
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	15	13,480
Sr. Unsec’d. Notes	5.125	07/20/45	82	74,963
Sr. Unsec’d. Notes	5.450	09/15/35	50	51,552
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.550	10/15/32	305	311,195

See Notes to Financial Statements.

26

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Eli Lilly & Co., (cont’d.)
Sr. Unsec’d. Notes	4.600%	08/14/34	72	$73,101
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.750	12/10/51	150	94,177
Sr. Unsec’d. Notes	3.400	03/07/29	8	7,924
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	31	30,948
Gtd. Notes	5.250	06/15/46	55	46,355
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	128	100,806
Zoetis, Inc.,
Sr. Unsec’d. Notes	4.150	08/17/28	175	176,320

				1,497,343

Pipelines 1.7%

DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	45	46,277
Energy Transfer LP,
Sr. Unsec’d. Notes	6.250	04/15/49	119	120,319
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	51,993
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	40	37,257
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	22	14,811
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	70,247
Sr. Unsec’d. Notes	4.500	04/15/38	63	58,558
Sr. Unsec’d. Notes	5.000	01/15/33	155	157,454
Sr. Unsec’d. Notes	5.500	02/15/49	67	62,839
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	85	89,417
ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33	105	112,765
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	22	22,066
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	230	223,468
Gtd. Notes	4.350	01/15/29	90	90,679
Gtd. Notes	4.350	04/15/31	10	9,999
Gtd. Notes	5.200	07/01/27	115	116,838
Gtd. Notes	6.125	03/15/33	65	70,314
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	111	107,410
Sr. Unsec’d. Notes	3.950	05/15/50	56	44,119
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	195	188,937
Sr. Unsec’d. Notes	4.800	11/15/29	35	35,845

				1,731,612

Real Estate 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	210	190,546

Real Estate Investment Trusts (REITs) 2.0%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33	390	324,008
Gtd. Notes	5.250	03/15/36	32	31,991

See Notes to Financial Statements.

PGIM Fixed Income ETFs 27

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

American Tower Corp.,
Sr. Unsec’d. Notes	4.700%	12/15/32	38	$38,381
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	135	130,368
Sr. Unsec’d. Notes	2.500	08/16/31	100	90,828
Sr. Unsec’d. Notes	5.750	02/15/35	5	5,290
Broadstone Net Lease LLC,
Gtd. Notes	5.000	11/01/32	155	156,645
COPT Defense Properties LP,
Gtd. Notes	4.500	10/15/30	45	45,199
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	15	14,299
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,565
Gtd. Notes	5.750	06/01/28	105	107,649
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	150	143,848
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,567
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	155	149,372
Gtd. Notes	3.200	04/01/32	120	112,764
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	145	139,736
Sr. Unsec’d. Notes	2.700	02/15/32	78	71,387
Sr. Unsec’d. Notes	3.100	12/15/29	29	28,129
Sr. Unsec’d. Notes	3.250	01/15/31	25	23,984
Simon Property Group LP,
Sr. Unsec’d. Notes	1.750	02/01/28	90	86,660
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	190	174,377
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	04/01/28	15	15,150
Sr. Unsec’d. Notes	4.950	02/15/30	35	35,586
Welltower OP LLC,
Gtd. Notes	4.500	07/01/30	125	127,190

				2,061,973

Retail 0.2%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	4.500	07/26/47	77	66,527
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	70	69,735
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34	20	20,310

				156,572

Semiconductors 0.5%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.500	01/15/28	45	44,777
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33	340	318,246
Sr. Unsec’d. Notes	5.050	04/15/30	15	15,548
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	62	54,161
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	100	100,216

See Notes to Financial Statements.

28

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Intel Corp.,
Sr. Unsec’d. Notes	5.050%	08/05/62	20	$16,625
Sr. Unsec’d. Notes	5.700	02/10/53	15	14,230

				563,803

Software 0.3%

Fiserv, Inc.,
Sr. Unsec’d. Notes	4.550	02/15/31	30	29,915
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	04/01/30	85	79,073
Sr. Unsec’d. Notes	3.600	04/01/40	15	11,261
Sr. Unsec’d. Notes	3.600	04/01/50	40	25,012
Sr. Unsec’d. Notes	5.700	02/04/36	110	110,036
Sr. Unsec’d. Notes	6.900	11/09/52	20	19,753
Workday, Inc.,
Sr. Unsec’d. Notes	3.700	04/01/29	25	24,585

				299,635

Telecommunications 0.8%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	60	53,594
Sr. Unsec’d. Notes	2.550	12/01/33	50	43,318
Sr. Unsec’d. Notes	3.500	09/15/53	80	54,455
Sr. Unsec’d. Notes	3.650	09/15/59	25	16,812
Sr. Unsec’d. Notes	4.500	05/15/35	65	63,377
Sr. Unsec’d. Notes	6.000	04/30/56	125	126,043
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes	8.750	06/15/30	75	87,946
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	65	67,840
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	95	96,989
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	65	49,420
Gtd. Notes	3.875	04/15/30	25	24,805
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.812	03/15/39	20	19,289
Sr. Unsec’d. Notes	5.401	07/02/37	91	93,458

				797,346

Transportation 0.1%

CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37	48	53,296
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300	03/15/29	35	35,080
Gtd. Notes, 144A	4.650	03/15/31	60	60,325

				148,701

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	190	190,436

TOTAL CORPORATE BONDS
(cost $28,069,322)				27,705,739

See Notes to Financial Statements.

PGIM Fixed Income ETFs 29

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.2%

California 0.1%

Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563%	05/15/53	10	$8,806

University of California,
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	75	63,622

				72,428

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	18,828

University of Michigan,
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	26,841

				45,669

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,214

New York 0.0%

Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,752

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,621

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	10	10,331

Texas 0.0%

Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	16,939

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	15,984

TOTAL MUNICIPAL BONDS
(cost $223,277)				190,938

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.567(c)	04/25/42	30	30,619
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	37	34,623

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $67,390)				65,242

SOVEREIGN BONDS 0.9%

Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A	5.375	09/26/30	200	206,876

Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 5Y	5.375	02/19/30	200	207,000

Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	6.875	05/13/37	200	216,600
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	50,321

See Notes to Financial Statements.

30

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y	5.375%	02/12/35	90	$94,243
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.750	09/16/30	180	186,896

TOTAL SOVEREIGN BONDS
(cost $926,505)				961,936

U.S. GOVERNMENT AGENCY OBLIGATIONS 26.2%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	362	288,325
Federal Home Loan Mortgage Corp.	2.000	02/01/51	747	624,163
Federal Home Loan Mortgage Corp.	2.000	07/01/51	405	337,602
Federal Home Loan Mortgage Corp.	2.500	04/01/51	784	685,578
Federal Home Loan Mortgage Corp.	2.500	04/01/52	1,126	986,817
Federal Home Loan Mortgage Corp.	3.500	02/01/50	1,515	1,442,467
Federal Home Loan Mortgage Corp.	3.500	01/01/52	181	171,042
Federal Home Loan Mortgage Corp.	4.000	11/01/39	114	114,125
Federal Home Loan Mortgage Corp.	4.000	12/01/40	82	81,667
Federal Home Loan Mortgage Corp.	4.000	12/01/52	813	800,230
Federal Home Loan Mortgage Corp.	5.000	09/01/52	949	958,264
Federal Home Loan Mortgage Corp.	5.000	01/01/53	523	527,755
Federal Home Loan Mortgage Corp.	5.000	02/01/53	540	543,312
Federal Home Loan Mortgage Corp.	5.500	02/01/55	1,318	1,340,116
Federal National Mortgage Assoc.	1.500	12/01/50	291	231,560
Federal National Mortgage Assoc.	2.000	04/01/42	521	460,138
Federal National Mortgage Assoc.	2.000	05/01/51	601	501,174
Federal National Mortgage Assoc.	2.500	02/01/52	1,424	1,241,750
Federal National Mortgage Assoc.	2.500	04/01/52	228	198,767
Federal National Mortgage Assoc.	2.500	05/01/52	368	324,561
Federal National Mortgage Assoc.	3.000	07/01/43	126	118,643
Federal National Mortgage Assoc.	3.000	11/01/46	175	165,091
Federal National Mortgage Assoc.	3.000	01/01/47	262	246,693
Federal National Mortgage Assoc.	3.000	11/01/48	203	190,802
Federal National Mortgage Assoc.	3.000	02/01/52	357	323,340
Federal National Mortgage Assoc.	3.000	03/01/52	342	313,822
Federal National Mortgage Assoc.	3.000	05/01/52	319	293,898
Federal National Mortgage Assoc.	3.500	12/01/46	469	454,837
Federal National Mortgage Assoc.	3.500	02/01/52	386	366,414
Federal National Mortgage Assoc.	4.000	02/01/41	94	93,780
Federal National Mortgage Assoc.	4.000	02/01/45	88	87,428
Federal National Mortgage Assoc.	4.000	05/01/52	187	181,966
Federal National Mortgage Assoc.	4.000	10/01/52	1,190	1,157,325
Federal National Mortgage Assoc.	4.500	TBA	500	494,425
Federal National Mortgage Assoc.	4.500	02/01/49	21	21,192
Federal National Mortgage Assoc.	4.500	05/01/52	237	235,177
Federal National Mortgage Assoc.	4.500	06/01/52	179	177,578
Federal National Mortgage Assoc.	4.500	12/01/52	1,987	1,972,656
Federal National Mortgage Assoc.	4.500	07/01/53	502	498,153
Federal National Mortgage Assoc.	5.000	07/01/52	376	379,860
Federal National Mortgage Assoc.	5.000	03/01/53	775	782,482
Federal National Mortgage Assoc.	5.500	02/01/54	2,205	2,244,005
Federal National Mortgage Assoc.	6.000	09/01/53	286	294,947
Government National Mortgage Assoc.	2.000	03/20/51	324	274,169
Government National Mortgage Assoc.	3.500	09/20/51	296	280,921
Government National Mortgage Assoc.	4.000	03/20/52	203	197,388
Government National Mortgage Assoc.	4.000	08/20/52	434	421,619
Government National Mortgage Assoc.	4.000	10/20/52	771	750,226
Government National Mortgage Assoc.	4.500	05/20/52	748	745,627
Government National Mortgage Assoc.	4.500	11/20/54	252	248,919
Government National Mortgage Assoc.	5.000	11/20/54	496	498,469
Government National Mortgage Assoc.	7.000	03/20/55	242	250,379
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	13,361

See Notes to Financial Statements.

PGIM Fixed Income ETFs 31

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	02/01/55	80	$82,441

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $26,745,809)				26,717,446

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Bonds	1.625	11/15/50	2,360	1,295,050
U.S. Treasury Bonds	1.875	02/15/51	570	332,559
U.S. Treasury Bonds	1.875	11/15/51	1,125	649,336
U.S. Treasury Bonds	2.000	11/15/41	2,430	1,753,777
U.S. Treasury Bonds	2.375	05/15/51	365	239,645
U.S. Treasury Bonds	3.000	02/15/49	1,840	1,406,738
U.S. Treasury Bonds	3.250	05/15/42	345	296,592
U.S. Treasury Bonds	4.125	08/15/44	1,995	1,889,327
U.S. Treasury Bonds	4.250	08/15/54	450	421,664
U.S. Treasury Bonds	4.750	11/15/53	1,027	1,043,689
U.S. Treasury Bonds	4.750	08/15/55	650	661,984
U.S. Treasury Notes	1.250	08/15/31	1,360	1,203,813
U.S. Treasury Notes	2.375	03/31/29	2,400	2,328,375
U.S. Treasury Notes	2.750	08/15/32	2,975	2,816,256
U.S. Treasury Notes	3.125	08/31/29	260	257,380
U.S. Treasury Notes	3.250	06/30/29	3,545	3,526,444
U.S. Treasury Notes	3.375	11/30/27	1,065	1,064,376
U.S. Treasury Notes	3.500	09/30/27	310	310,339
U.S. Treasury Notes	3.500	01/31/28	290	290,566
U.S. Treasury Notes	3.500	01/15/29	504	505,536
U.S. Treasury Notes	3.750	01/31/31	794	802,188
U.S. Treasury Notes	3.875	07/31/30	185	187,905
U.S. Treasury Notes	3.875	09/30/32	5	5,053
U.S. Treasury Notes	4.000	01/31/33	40	40,688
U.S. Treasury Notes	4.000	11/15/35	255	255,916
U.S. Treasury Notes	4.500	12/31/31	897	938,172
U.S. Treasury Notes	4.625	02/15/35	1,035	1,091,925
U.S. Treasury Strips Coupon(k)	2.209(s)	02/15/42	1,395	663,809
U.S. Treasury Strips Coupon	2.526(s)	02/15/46	270	102,911
U.S. Treasury Strips Coupon(k)	4.499(s)	08/15/44	1,890	779,286
U.S. Treasury Strips Coupon	5.206(s)	02/15/45	880	353,519

TOTAL U.S. TREASURY OBLIGATIONS
(cost $27,690,359)				27,514,818

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 5.8%
Fixed Income
PGIM AAA CLO ETF			90,641	4,665,292
PGIM Corporate Bond 0-5 Year ETF			25,000	1,265,875

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $5,905,182)(wa)				5,931,167

TOTAL LONG-TERM INVESTMENTS
(cost $100,860,444)				100,308,478

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUND 2.5%

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $2,533,855)(wa)			2,533,855	2,533,855

See Notes to Financial Statements.

32

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Value

OPTIONS PURCHASED*~ 0.0%
(cost $1,476)	$1,239

TOTAL SHORT-TERM INVESTMENTS
(cost $2,535,331)	2,535,094

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.8%
(cost $103,395,775)	102,843,572

OPTIONS WRITTEN*~ (0.0)%
(premiums received $1,298)	(945)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8%
(cost $103,394,477)	102,842,627
Liabilities in excess of other assets(z) (0.8)%	(861,840)

NET ASSETS 100.0%	$101,980,787

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38	1	3	$44

(cost $114)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	55	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	110	—

Total OTC Traded (cost $123)							$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	0.65%	0.65%(T)	1 Day SOFR(T)/3.680%	130	$5
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/3.680%	35	392
1-Year Interest Rate Swap, 08/31/27	Put	BNP	08/27/26	3.40%	1 Day SOFR(T)/3.680%	3.40%(T)	130	101
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/3.680%	3.21%(A)	190	654
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/3.680%	8.19%(A)	190	—
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/3.680%	3.89%(A)	35	43

Total OTC Swaptions (cost $1,239)								$1,195

Total Options Purchased (cost $1,476)								$1,239

See Notes to Financial Statements.

PGIM Fixed Income ETFs 33

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	03/13/26	$96.50	1	3	$(19)

(premiums received $55)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	2.65%	1 Day SOFR(T)/ 3.680%	2.65%(T)	130	$(110)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)	35	(248)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	190	(310)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	190	(173)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	35	(85)

Total OTC Swaptions (premiums received $1,243)								$(926)

Total Options Written (premiums received $1,298)								$(945)

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	2 Year U.S. Treasury Notes	Jun. 2026	$6,906,023	$10,860
14	5 Year U.S. Treasury Notes	Jun. 2026	1,541,969	2,787
3	10 Year U.S. Treasury Notes	Jun. 2026	341,438	43
17	10 Year U.S. Ultra Treasury Notes	Jun. 2026	1,984,484	14,285

				27,975

Short Positions:
8	20 Year U.S. Treasury Bonds	Jun. 2026	947,750	(12,215)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	243,188	(2,331)

				(14,546)

				$13,429

Credit default swap agreements outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of France	12/20/30	0.250%(Q)	75	$(499)	$(216)	$(283)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Kingdom of Saudi Arabia	03/20/26	1.000%(Q)	10	0.324%	$23	$4	$19	CITI

See Notes to Financial Statements.

34

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):

Kingdom of Saudi Arabia	06/20/26	1.000%(Q)	10	0.314%	$40	$23	$17	CITI
Republic of France	12/20/30	0.250%(Q)	75	0.231%	99	(445)	544	BARC

					$162	$(418)	$580

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	5,225	0.558%	$109,757	$111,651	$1,894

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	$ 298	$ 29,895	$ 29,597

See Notes to Financial Statements.

PGIM Fixed Income ETFs 35

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Interest rate swap agreements outstanding at February 28, 2026 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	$(984)	$(40,754)	$(39,770)
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	29,968	32,548	2,580

				$29,282	$21,689	$(7,593)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at February 28, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.140%	JPM	03/17/26	(235)	$4,089	$—	$4,089

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$27	$(661)	$4,669	$(283)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$349,749
JPS	—	207,810
Total	$—	$557,559

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$3,141,780	$—
Collateralized Loan Obligations	—	2,114,531	—
Consumer Loans	—	710,227	—

See Notes to Financial Statements.

36

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Equipment	$—	$505,214	$—
Commercial Mortgage-Backed Securities	—	4,749,440	—
Corporate Bonds	—	27,705,739	—
Municipal Bonds	—	190,938	—
Residential Mortgage-Backed Securities	—	65,242	—
Sovereign Bonds	—	961,936	—
U.S. Government Agency Obligations	—	26,717,446	—
U.S. Treasury Obligations	—	27,514,818	—
Affiliated Exchange-Traded Funds
Fixed Income	5,931,167	—	—
Short-Term Investments
Affiliated Mutual Fund	2,533,855	—	—
Options Purchased	44	1,195	—

Total	$8,465,066	$94,378,506	$—

Liabilities
Options Written	$(19)	$(926)	$—

Other Financial Instruments*
Assets
Futures Contracts	$27,975	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	1,894	—
OTC Credit Default Swap Agreements	—	162	—
Centrally Cleared Interest Rate Swap Agreements	—	32,177	—
OTC Total Return Swap Agreement	—	4,089	—

Total	$27,975	$38,322	$—

Liabilities
Futures Contracts	$(14,546)	$—	$—
OTC Credit Default Swap Agreement	—	(499)	—
Centrally Cleared Interest Rate Swap Agreement	—	(39,770)	—

Total	$(14,546)	$(40,269)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

U.S. Treasury Obligations	27.0%
U.S. Government Agency Obligations	26.2
Banks	6.3
Affiliated Exchange-Traded Funds	5.8
Commercial Mortgage-Backed Securities	4.6
Electric	3.8
Automobiles	3.1
Affiliated Mutual Fund	2.5
Collateralized Loan Obligations	2.0
Real Estate Investment Trusts (REITs)	2.0
Pipelines	1.7
Pharmaceuticals	1.5
Healthcare-Services	1.0
Sovereign Bonds	0.9
Oil & Gas	0.9
Agriculture	0.9
Telecommunications	0.8
Insurance	0.7
Consumer Loans	0.7

Aerospace & Defense	0.6%
Semiconductors	0.5
Internet	0.5
Beverages	0.5
Equipment	0.5
Commercial Services	0.5
Mining	0.5
Media	0.4
Foods	0.4
Chemicals	0.4
Home Builders	0.3
Software	0.3
Gas	0.2
Miscellaneous Manufacturing	0.2
Auto Parts & Equipment	0.2
Engineering & Construction	0.2
Diversified Financial Services	0.2
Municipal Bonds	0.2
Real Estate	0.2

See Notes to Financial Statements.

PGIM Fixed Income ETFs 37

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Industry Classification (continued):

Trucking & Leasing	0.2%
Biotechnology	0.2
Lodging	0.2
Retail	0.2
Building Materials	0.1
Computers	0.1
Transportation	0.1
Machinery-Diversified	0.1
Airlines	0.1
Auto Manufacturers	0.1
Residential Mortgage-Backed Securities	0.1
Leisure Time	0.1

Machinery-Construction & Mining	0.0	*%
Options Purchased	0.0	*

	100.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.8)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$1,894	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	27		Premiums received for OTC swap agreements	661

Credit contracts	Unrealized appreciation on OTC swap agreements	580		Unrealized depreciation on OTC swap agreements	283

Interest rate contracts	Due from/to broker-variation margin futures	27,975	*	Due from/to broker-variation margin futures	14,546	*

Interest rate contracts	Due from/to broker-variation margin swaps	32,177	*	Due from/to broker-variation margin swaps	39,770	*

Interest rate contracts	Unaffiliated investments	1,239		Options written outstanding, at value	945

Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,089		—	—

		$67,981			$56,205

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps
Credit contracts	$—	$—	$29,538
Interest rate contracts	(69)	(40,925)	(16,302)

Total	$(69)	$(40,925)	$13,236

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

38

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$(25,413)
Interest rate contracts	(242)	509	(4,187)	(89)

Total	$(242)	$509	$(4,187)	$(25,502)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 969
Options Written (2)	689,167
Futures Contracts - Long Positions (2)	11,594,010
Futures Contracts - Short Positions (2)	3,817,053
Credit Default Swap Agreements - Buy Protection (2)	88,333
Credit Default Swap Agreements - Sell Protection (2)	4,500,000
Interest Rate Swap Agreements (2)	3,325,000
Total Return Swap Agreements (2)	234,276

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$544	$(944)	$(400)	$—	$(400)
BNP	760	(593)	167	—	167
CITI	498	(333)	165	—	165
JPM	4,089	—	4,089	—	4,089

	$5,891	$(1,870)	$4,021	$—	$4,021

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 39

PGIM Active Aggregate Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $94,956,738)	$94,378,550
Affiliated investments (cost $8,439,037)	8,465,022
Receivable for investments sold	2,287,994
Interest receivable	595,447
Due from broker—variation margin futures	13,596
Unrealized appreciation on OTC swap agreements	4,669
Tax reclaim receivable	535
Premiums paid for OTC swap agreements	27

Total Assets	105,745,840

Liabilities

Payable for investments purchased	3,737,830
Management fee payable	13,742
Due to broker—variation margin swaps	7,775
Other liabilities	3,817
Options written outstanding, at value (premiums received $1,298)	945
Premiums received for OTC swap agreements	661
Unrealized depreciation on OTC swap agreements	283

Total Liabilities	3,765,053

Net Assets	$101,980,787

Net assets were comprised of:
Shares of beneficial interest, at par	$2,350
Paid-in capital in excess of par	106,885,364
Total distributable earnings (loss)	(4,906,927)

Net assets, February 28, 2026	$101,980,787

Net asset value, offering price and redemption price per share. ($101,980,787 ÷ 2,350,000 shares of common stock issued and outstanding)	$43.40

See Notes to Financial Statements.

40

PGIM Active Aggregate Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$1,928,886
Affiliated dividend income	159,439

Total income	2,088,325

Expenses
Management fee	88,298
Less: Fee waiver and/or expense reimbursement	(5,292)

Net expenses	83,006

Net investment income (loss)	2,005,319

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	219,757
Affiliated net capital gain distributions received	524
Futures transactions	(40,925)
Swap agreement transactions	13,236

192,592

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,088)	1,715,693
Futures	(4,187)
Options written	509
Swap agreements	(25,502)

1,686,513

Net gain (loss) on investment transactions	1,879,105

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,884,424

See Notes to Financial Statements.

PGIM Fixed Income ETFs 41

PGIM Active Aggregate Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$2,005,319	$2,582,371

Net realized gain (loss) on investment transactions	192,592	(1,254,121)

Net change in unrealized appreciation (depreciation) on investments	1,686,513	985,185

Net increase (decrease) in net assets resulting from operations	3,884,424	2,313,435

Dividends and Distributions

Distributions from distributable earnings	(2,073,462)	(2,498,883)

Fund share transactions

Net proceeds from shares sold (700,000 and 1,275,000 shares, respectively)	30,012,313	53,883,457

Cost of shares purchased (325,000 and 350,000 shares, respectively)	(13,953,301)	(14,627,000)

Net increase (decrease) in net assets from Fund share transactions	16,059,012	39,256,457

Total increase (decrease)	17,869,974	39,071,009

Net Assets:

Beginning of period	84,110,813	45,039,804

End of period	$101,980,787	$84,110,813

See Notes to Financial Statements.

42

PGIM Active Aggregate Bond ETF

Financial Highlights (unaudited)

	Six Months Ended		Year Ended August 31,				April 12, 2021(a) through
	February 28, 2026		2025	2024	2023	2022	August 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$42.59		$42.90	$41.33	$43.19	$51.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.92		1.75	1.66	1.44	0.95	0.25
Net realized and unrealized gain (loss) on investment transactions	0.86		(0.32)	1.59	(1.83)	(7.27)	1.05
Total from investment operations	1.78		1.43	3.25	(0.39)	(6.32)	1.30
Less Dividends and Distributions:
Dividends from net investment income	(0.97)		(1.74)	(1.68)	(1.47)	(1.02)	(0.23)
Distributions from net realized gains	-		-	-	-	(0.54)	-
Total dividends and distributions	(0.97)		(1.74)	(1.68)	(1.47)	(1.56)	(0.23)
Net asset value, end of period	$43.40		$42.59	$42.90	$41.33	$43.19	$51.07
Total Return(c):	4.22%		3.45%	8.13%	(0.92)%	(12.62)%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$101,981		$84,111	$45,040	$43,394	$43,186	$26,810
Average net assets (000)	$93,716		$62,295	$43,993	$42,451	$38,280	$27,915
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18	%(e)	0.16%	0.18%	0.19%	0.19%	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19%	0.19%	0.19%	0.19	%(e)
Net investment income (loss)	4.32	%(e)	4.15%	4.01%	3.44%	2.02%	1.28	%(e)
Portfolio turnover rate(f)(g)	65%		134%	67%	142%	409%	337%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 43

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.6%

ASSET-BACKED SECURITY 0.1%

Collateralized Loan Obligation

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%) (cost $876,286)	4.962%(c)	10/15/32	876	$877,811

COMMERCIAL MORTGAGE-BACKED SECURITY 0.0%

BX Trust,
Series 2019-OC11, Class E, 144A (cost $519,920)	3.944(cc)	12/09/41	570	533,580

CORPORATE BONDS 91.1%

Advertising 0.5%

Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	609	613,438
Sr. Sec’d. Notes, 144A	7.125	02/15/31	50	52,823
Sr. Sec’d. Notes, 144A	7.875	04/01/30	3,484	3,671,664

Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	1,000	1,003,033
Sr. Sec’d. Notes, 144A	9.500	02/15/33	685	671,280

				6,012,238

Aerospace & Defense 2.2%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	429	449,196
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,237	1,235,911
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	708	746,190
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	644	677,810
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	375	398,186
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	400	448,772
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,741	1,808,203
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	3,326	3,558,354
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	1,320	1,315,164
Gtd. Notes, 144A	6.125	07/31/34	480	487,577
Gtd. Notes, 144A	6.375	05/31/33	713	728,238
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,389	1,428,156
Sr. Sec’d. Notes, 144A	6.625	03/01/32	1,449	1,500,631
Sr. Sec’d. Notes, 144A	6.750	08/15/28	12,113	12,327,258

				27,109,646

Airlines 1.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	2,708	2,759,372
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	4,706	4,711,991
Sr. Sec’d. Notes, 144A	5.750	04/20/29	565	570,752
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	1,214	1,222,692
Gtd. Notes	5.375	03/01/31	898	915,191
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	1,543	1,543,544
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	462	427,724

See Notes to Financial Statements.

44

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	05/01/27	8,929	$8,954,001
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	1,825	1,882,542

				22,987,809

Apparel 0.5%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	1,481	1,411,009
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	4,508	4,254,340

				5,665,349

Auto Manufacturers 0.9%

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	902	725,468
Sr. Unsec’d. Notes	7.400	11/01/46	1,475	1,611,798
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	1,000	992,753
Sr. Unsec’d. Notes	5.800	03/08/29	1,125	1,158,610
Sr. Unsec’d. Notes	5.875	11/07/29	200	206,740
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	870	902,387
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	863	932,808
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	385	387,487
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	560	561,247
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.810	09/17/30	200	189,898
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	660	695,917
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	800	852,232
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	2,376	2,224,843

				11,442,188

Auto Parts & Equipment 2.2%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	1,432	1,460,454
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33	810	822,960
Sr. Sec’d. Notes, 144A	6.375	10/15/32	2,900	2,952,414
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	3,542	3,674,294
Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,039	2,135,771
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	1,351	1,427,826
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	3,936	4,072,184
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	310	322,089
Sr. Sec’d. Notes, 144A	5.750	08/15/32	1,194	1,221,672
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	5,963	5,963,036

See Notes to Financial Statements.

PGIM Fixed Income ETFs 45

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Titan International, Inc.,
Sr. Sec’d. Notes	7.000%	04/30/28	2,302	$2,305,634
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A	7.500	03/24/31	1,250	1,283,738

				27,642,072

Banks 1.0%

Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	1,380	1,417,421
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	75	78,430
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	315	323,155
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	910	930,680
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	198	203,556
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	870	893,068
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	5,332	5,332,707
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	2,616	2,845,910
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	780	815,264

				12,840,191

Biotechnology 0.0%

BioMarin Pharmaceutical, Inc.,
Gtd. Notes, 144A	5.500	02/15/34	610	615,321

Building Materials 1.5%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	1,469	1,459,768
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,900	1,433,454
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	1,446	721,387
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A	9.750	07/15/30	375	375,164
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	753	752,287
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	611	616,312
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	737	689,963
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,538	1,598,662
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	3,644	3,787,054
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	692	691,965
Sr. Sec’d. Notes, 144A	8.875	11/15/31	2,059	2,186,697
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	889	905,299
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	368	379,122
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	144	133,001
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	2,799	2,700,860

				18,430,995

See Notes to Financial Statements.

46

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 1.7%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875%	05/15/43	2,168	$2,283,678
Chemours Co. (The),
Gtd. Notes, 144A	7.875	03/15/34	1,015	1,012,625
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	43	36,403
Methanex US Operations, Inc.,
Gtd. Notes, 144A	6.250	03/15/32	178	184,253
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,000	2,918,419
Sr. Sec’d. Notes, 144A	6.750	08/01/32	650	640,598
Sr. Sec’d. Notes, 144A	7.250	06/15/31	3,177	3,252,046
Sr. Sec’d. Notes, 144A	7.250	02/15/33	1,820	1,812,686
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,825	1,791,775
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/34	571	573,149
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	3,113	3,066,305
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	197,433
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33	3,636	3,677,502

				21,446,872

Coal 0.1%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	966	894,758

Commercial Services 5.4%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	6,782	7,164,761
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	5,703	5,938,324
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	395,984
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,600	1,582,512
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	443	419,922
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,237	1,183,058
Gtd. Notes, 144A	6.500	01/15/31	1,602	1,608,618
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	2,830	2,766,905
Gtd. Notes, 144A	5.375	03/01/29	736	704,829
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	2,767	2,803,096
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	1,359	1,380,369
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	301	247,326
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,450	1,356,774
CompoSecure Holdings LLC,
Sr. Sec’d. Notes, 144A	5.625	02/01/33	600	596,976
Covista, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	279	279,000
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	2,199	2,254,805
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	581	589,003

See Notes to Financial Statements.

PGIM Fixed Income ETFs 47

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Herc Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	6.000%	03/15/34	383	$385,206
Gtd. Notes, 144A	6.625	06/15/29	6,183	6,384,036
Gtd. Notes, 144A	7.000	06/15/30	961	1,006,794
Gtd. Notes, 144A	7.250	06/15/33	235	248,034
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	1,805	1,646,042
Sr. Sec’d. Notes, 144A	12.625	07/15/29	450	414,416
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	4,585	4,583,396
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	3,499	3,483,900
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	255	239,942
Sr. Unsec’d. Notes	4.000	05/15/31	469	448,354
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	1,959	1,917,722
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	2,151	2,031,340
Gtd. Notes	3.875	02/15/31	513	494,281
Gtd. Notes	4.875	01/15/28	3,813	3,810,373
Gtd. Notes, 144A	5.375	11/15/33	1,959	1,974,437
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	729	677,617
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	2,110	2,261,273
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	1,300	1,292,433
WEX, Inc.,
Gtd. Notes, 144A	6.500	03/15/33	1,192	1,196,347
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	676	698,122
Sr. Sec’d. Notes, 144A	6.625	04/15/30	609	630,317

				67,096,644

Computers 1.1%

Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	2,034	1,988,924
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	7,941	6,496,671
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	4,207	4,513,240
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	688	676,601
Gtd. Notes, 144A	5.125	04/15/29	269	263,694
Gtd. Notes, 144A	5.250	10/01/30	7	6,598
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A	5.875	07/15/30	439	451,208

				14,396,936

Cosmetics/Personal Care 0.2%

P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	2,182	2,180,970

See Notes to Financial Statements.

48

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.3%

Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000%	06/01/29	831	$788,120
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	3,399	3,565,484

				4,353,604

Diversified Financial Services 6.1%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	432	450,900
Gtd. Notes, 144A	7.750	04/15/30	2,145	2,246,888

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	432	440,874
Sub. Notes, 144A	8.375(ff)	06/15/35	468	477,038

Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	1,820	1,841,672

Sr. Sec’d. Notes, 144A	8.500	05/15/30	400	428,095
Sr. Sec’d. Notes, 144A	9.250	04/01/29	775	813,862

Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	1,050	1,100,898

Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	3,676	3,547,060
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	373	389,551

GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	4,657	4,709,391

goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	114	100,530
Gtd. Notes, 144A	6.875	02/15/31	556	479,550
Gtd. Notes, 144A	9.250	12/01/28	2,983	2,956,422
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	280	249,144
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	1,571	1,472,813

Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	2,100	2,047,376
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	191,187

Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	137	144,407
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	980	1,054,791

Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	771	733,280
Sr. Unsec’d. Notes	5.000	03/15/27	2,508	2,466,360
Sr. Unsec’d. Notes	5.500	03/15/29	205	191,476
Sr. Unsec’d. Notes	6.750	06/15/26	3,106	3,112,931

Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	200	208,410

OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	4,378	4,235,881
Gtd. Notes	4.000	09/15/30	553	510,526
Gtd. Notes	5.375	11/15/29	971	960,302
Gtd. Notes	6.125	05/15/30	3,572	3,584,649
Gtd. Notes	6.625	01/15/28	2,202	2,248,356
Gtd. Notes	6.625	05/15/29	717	733,105
Gtd. Notes	6.750	03/15/32	623	628,389
Gtd. Notes	6.750	09/15/33	601	596,580

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	4,347	4,178,994
Gtd. Notes, 144A	5.750	09/15/31	300	291,884
Gtd. Notes, 144A	6.750	02/15/34	1,844	1,822,561
Gtd. Notes, 144A	6.875	05/15/32	3,098	3,116,695
Gtd. Notes, 144A	7.125	11/15/30	700	719,495

See Notes to Financial Statements.

PGIM Fixed Income ETFs 49

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	7.875%	12/15/29	343	$359,920

PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	478	441,774
Gtd. Notes, 144A	8.375	02/01/28	1,290	1,298,902
Gtd. Notes, 144A	8.875	01/31/30	686	697,984

Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	6,717	6,887,119
Gtd. Notes, 144A	6.500	08/01/29	454	466,578

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,135	1,121,510
Gtd. Notes, 144A	3.625	03/01/29	1,578	1,519,382
Gtd. Notes, 144A	3.875	03/01/31	5,711	5,367,170
Gtd. Notes, 144A	4.000	10/15/33	1,055	968,523

United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	75	74,633

UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	617	595,114
Gtd. Notes, 144A	6.625	02/01/30	1,790	1,776,203

				77,057,135

Electric 3.2%

Calpine LLC,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	698	698,055

Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	369	368,938
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	762	773,606

NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	1,631	1,571,232
Gtd. Notes, 144A	3.625	02/15/31	713	673,715
Gtd. Notes, 144A	3.875	02/15/32	105	98,314
Gtd. Notes, 144A	5.250	06/15/29	1,462	1,467,390
Gtd. Notes, 144A	5.750	07/15/29	1,946	1,950,586
Gtd. Notes, 144A	6.000	02/01/33	992	1,016,657
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	2,487	2,743,233
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	3,186	3,231,052

PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	947	980,350

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	3,962	4,015,450
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	3,982	4,052,229
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	3,549	3,511,169
Gtd. Notes, 144A	5.000	07/31/27	2,749	2,748,982
Gtd. Notes, 144A	5.625	02/15/27	341	340,815
Gtd. Notes, 144A	7.750	10/15/31	5,525	5,836,550

VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30	3,618	3,776,297

				39,854,620

Electrical Components & Equipment 0.5%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	412	400,049
Gtd. Notes, 144A	6.000	09/15/33	1,150	1,123,571

WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	410	411,305
Gtd. Notes, 144A	5.500	04/15/34	505	508,836

See Notes to Financial Statements.

50

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc., (cont’d.)
Gtd. Notes, 144A	6.375%	03/15/29	974	$1,001,704
Gtd. Notes, 144A	6.375	03/15/33	331	345,347
Gtd. Notes, 144A	7.250	06/15/28	2,944	2,966,352

				6,757,164

Electronics 0.2%
Coherent Corp.,
Gtd. Notes, 144A	5.000	12/15/29	1,112	1,113,300
Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29	400	391,044
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	559	527,369

				2,031,713

Engineering & Construction 0.3%
AECOM,
Gtd. Notes, 144A	6.000	08/01/33	1,360	1,389,046
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	80	81,518
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	170	164,460
Gtd. Notes, 144A	4.125	02/15/32	705	670,695
Gtd. Notes, 144A	5.625	01/31/34	841	849,138
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	01/15/34	980	987,345

				4,142,202

Entertainment 3.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	01/15/33	530	526,513
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	6,893	6,738,632
Sr. Sec’d. Notes, 144A	6.500	02/15/32	2,094	2,127,363
Sr. Sec’d. Notes, 144A	7.000	02/15/30	4,635	4,753,759
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	659	664,282
Discovery Global Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	4,071	2,673,200
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	817	803,182
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	1,231	1,209,336
Light & Wonder International, Inc.,
Gtd. Notes, 144A	6.250	10/01/33	1,011	1,014,577
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	4,146	4,075,076
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	393	370,793
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	3,545	3,546,692
Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	1,359	1,388,801
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	2,465	2,530,441
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	1,996	1,810,317

See Notes to Financial Statements.

PGIM Fixed Income ETFs 51

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250%	07/01/32	5,248	$5,602,758
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	1,915	1,929,060
Gtd. Notes, 144A	6.250	03/15/33	1,240	1,266,521
Gtd. Notes, 144A	7.125	02/15/31	1,646	1,778,257

				44,809,560

Environmental Control 1.2%
Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750	10/15/33	478	489,129
Gtd. Notes, 144A	6.375	02/01/31	1,281	1,314,827
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34	527	528,634
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	1,132	1,114,465
Gtd. Notes, 144A	4.375	08/15/29	2,553	2,504,340
Gtd. Notes, 144A	4.750	06/15/29	1,756	1,743,497
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	255	254,449
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29	4,506	4,342,988
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	1,286	1,339,132
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32	1,637	1,702,398

				15,333,859

Foods 1.3%
Albertson’s Cos., Inc.,
Gtd. Notes, 144A	5.625	03/31/32	1,737	1,743,664
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31	323	325,190
Gtd. Notes, 144A	5.750	03/31/34	1,685	1,677,002
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	2,938	2,851,953
Sr. Sec’d. Notes, 144A	8.000	09/15/28	2,093	2,030,710
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR 194	217,494
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	236	228,756
Gtd. Notes, 144A	4.375	01/31/32	1,021	975,243
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	402	375,116
Gtd. Notes	4.250	04/15/31	457	448,103
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31	5,016	4,796,486
Gtd. Notes, 144A	4.625	04/15/30	245	240,073
Gtd. Notes, 144A	6.250	10/15/34	100	102,152
Gtd. Notes, 144A	6.500	03/15/36	675	685,790

				16,697,732

Forest Products & Paper 0.2%
Magnera Corp.,
Sr. Sec’d. Notes, 144A	7.250	11/15/31	2,169	2,131,974

See Notes to Financial Statements.

52

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	676	$681,523
Sr. Unsec’d. Notes, 144A	9.500	06/01/30	193	206,676

				888,199

Healthcare-Services 4.2%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	4.750	02/15/31	100	91,773
Sr. Sec’d. Notes, 144A	5.250	05/15/30	3,321	3,191,808
Sr. Sec’d. Notes, 144A	6.000	01/15/29	3,459	3,452,222
Sr. Sec’d. Notes, 144A	9.750	01/15/34	362	381,389
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	3,587	3,350,767
Gtd. Notes, 144A	4.625	06/01/30	8,401	8,223,281
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	50	58,089
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	4,178	4,086,164
Sr. Sec’d. Notes, 144A	8.375	02/15/32	3,722	4,025,222
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	5,577	4,097,945
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	843	821,247
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	5,692	5,949,306
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	5,328	5,240,622
Sr. Sec’d. Notes	4.375	01/15/30	7,014	6,884,796
Sr. Sec’d. Notes, 144A	5.500	11/15/32	85	86,108
Sr. Unsec’d. Notes	6.875	11/15/31	2,560	2,795,614

				52,736,353

Holding Companies-Diversified 0.5%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	5,923	6,142,568

Home Builders 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	913	889,781
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,547	1,477,076
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	2,077	2,100,469
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	5,112	5,105,671
Gtd. Notes	7.250	10/15/29	1,500	1,529,603
Gtd. Notes, 144A	7.500	03/15/31	1,647	1,693,496
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	3,875	3,629,248
Gtd. Notes, 144A	6.250	09/15/27	2,292	2,286,133
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	509	491,989
Dream Finders Homes, Inc.,
Gtd. Notes, 144A	6.875	09/15/30	210	214,729
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	790	814,135
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	2,093	2,095,166
Gtd. Notes, 144A	6.500	03/15/33	2,799	2,870,875
KB Home,
Gtd. Notes	4.000	06/15/31	1,864	1,781,909

See Notes to Financial Statements.

PGIM Fixed Income ETFs 53

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
KB Home, (cont’d.)
Gtd. Notes	4.800%	11/15/29	1,096	$1,092,281
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	469	452,573
Gtd. Notes	4.950	02/01/28	2,018	2,004,178
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	2,895	2,821,264
Sr. Unsec’d. Notes, 144A	6.000	12/15/33	3,042	2,990,773
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	529	551,734
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	297	313,189
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	2,503	2,492,766
Sr. Unsec’d. Notes	4.750	04/01/29	502	496,315
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	1,645	1,726,602
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	1,285	1,327,155
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	2,523	2,545,392
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	475	477,896
Gtd. Notes	5.700	06/15/28	990	1,004,095

				47,276,493

Home Furnishings 0.1%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	1,117	1,120,513
Sr. Unsec’d. Notes	6.500	06/15/33	646	645,473

				1,765,986

Household Products/Wares 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	4,548	4,182,172
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	3,572	1,562,750

				5,744,922

Housewares 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	2,031	2,037,551
Sr. Unsec’d. Notes	7.500	04/01/46	318	282,222
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	2,412	2,538,656
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	3,215	3,041,066
Gtd. Notes	4.375	02/01/32	882	838,306
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	879	351,457

				9,089,258

Insurance 2.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	3,146	2,994,966
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	5,314	5,324,863
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,870	3,866,916
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	1,511	1,537,276

See Notes to Financial Statements.

54

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

AmWINS Group, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.875%	06/30/29	1,661	$1,611,852
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	5,469	5,753,706
Sr. Sec’d. Notes, 144A	8.375	02/01/34	2,675	2,659,166
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	2,576	2,495,533
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	12/01/29	801	788,712
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A	5.875	08/01/32	525	529,585

				27,562,575

Internet 0.7%

Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	702	699,392
Gtd. Notes, 144A	6.750	09/30/27	3,973	4,010,927
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	1,459	1,362,442
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	610	565,021
Sr. Sec’d. Notes, 144A	5.000	05/01/28	840	779,074
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	1,548	1,542,098
Gtd. Notes, 144A	6.875	03/15/34	300	299,438

				9,258,392

Iron/Steel 1.9%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	5,459	5,499,779
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	880	934,446
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	395	400,514
Gtd. Notes, 144A	6.875	11/01/29	4,652	4,790,473
Gtd. Notes, 144A	7.000	03/15/32	394	400,413
Gtd. Notes, 144A	7.375	05/01/33	706	724,525
Gtd. Notes, 144A	7.500	09/15/31	3,060	3,193,742
Gtd. Notes, 144A	7.625	01/15/34	532	546,025
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	1,305	1,329,992
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	420	429,935
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	760	798,722
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	2,044	2,140,456
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	2,051	2,092,471
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	65	67,252

				23,348,745

Leisure Time 2.0%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	1,078	1,125,459
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	1,712	1,765,637
Gtd. Notes, 144A	5.750	08/01/32	1,885	1,956,196
Sr. Sec’d. Notes, 144A	4.000	08/01/28	4,046	4,016,969

See Notes to Financial Statements.

PGIM Fixed Income ETFs 55

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000%	09/15/30	1,463	$1,533,161
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	3,884	3,979,818
Sr. Unsec’d. Notes, 144A	6.250	09/15/33	327	329,786
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	355	365,118
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	558	594,979
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	3,247	3,331,909
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	788	785,032
Gtd. Notes, 144A	6.375	11/01/32	1,050	1,078,272
Viking Cruises Ltd.,
Gtd. Notes, 144A	9.125	07/15/31	2,505	2,658,732
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	150	150,219
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	758	756,848
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	297	296,222

				24,724,357

Lodging 1.2%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	2,037	1,993,525
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	1,006	937,472
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	3,733	3,731,532
Gtd. Notes	4.750	10/15/28	1,314	1,314,459
Gtd. Notes	5.500	04/15/27	2,878	2,904,229
Gtd. Notes	6.125	09/15/29	487	500,426
Gtd. Notes	6.500	04/15/32	367	376,634
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A	5.625	03/01/33	580	583,623
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	500	495,000
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,600	1,597,712

				14,434,612

Machinery-Construction & Mining 0.3%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	2,799	2,797,185
Gtd. Notes, 144A	6.250	10/15/32	1,433	1,476,020

				4,273,205

Machinery-Diversified 0.5%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	1,208	1,269,752
Sr. Sec’d. Notes, 144A	7.500	01/01/30	1,070	1,113,134
Columbus McKinnon Corp.,
Sr. Sec’d. Notes, 144A	7.125	02/01/33	440	453,572
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	1,251	606,825

See Notes to Financial Statements.

56

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

LSF12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A	7.125%	02/01/33	645	$647,274
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	2,614	2,766,342

				6,856,899

Media 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	4,035	4,026,439
Sr. Unsec’d. Notes	4.500	05/01/32	2,537	2,323,017
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	1,182	1,101,427
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	202	201,516
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	237	237,247
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	1,757	1,796,673
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	119,523
Gtd. Notes, 144A	4.125	12/01/30	200	123,108
Gtd. Notes, 144A	5.375	02/01/28	2,980	2,145,946
Gtd. Notes, 144A	5.500	04/15/27	2,585	2,186,963
Gtd. Notes, 144A	6.500	02/01/29	200	126,229
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	2,875	1,063,923
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	77,372
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	1,056	940,050
Gtd. Notes(x)	7.375	07/01/28	557	538,639
Gtd. Notes(x)	7.750	07/01/26	3,393	3,356,489
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	775	800,481
Gray Media, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	200	162,202
Gtd. Notes, 144A	5.375	11/15/31	540	426,703
Sec’d. Notes, 144A	9.625	07/15/32	1,289	1,339,435
Sr. Sec’d. Notes, 144A	7.250	08/15/33	1,038	1,072,160
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	7.750	08/15/30	2,174	1,739,579
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%(x)	9.250	03/25/30	787	573,798
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	1,904	1,982,336
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	674	640,185
Sr. Sec’d. Notes, 144A	8.000	08/15/28	5,013	5,156,950
Sr. Sec’d. Notes, 144A	9.375	08/01/32	2,447	2,586,999
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland),
Sr. Sec’d. Notes, 144A	8.500	03/15/33	1,550	1,422,125
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,580	1,534,780
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,450	1,288,688

				41,090,982

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	1,071	1,057,159

See Notes to Financial Statements.

PGIM Fixed Income ETFs 57

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 2.7%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000%	10/01/30	2,155	$2,276,665
Unsec’d. Notes, 144A	11.500	10/01/31	666	734,284
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33	919	948,534
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	165	170,691
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	5,490	5,511,768
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36	1,810	1,815,820
Gtd. Notes, 144A	7.250	02/15/34	3,195	3,342,998
Gtd. Notes, 144A	8.000	03/01/33	1,045	1,113,573
Gtd. Notes, 144A	8.625	06/01/31	1,000	1,048,310
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	2,695	2,697,320
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	5,214	5,204,980
Gtd. Notes, 144A	6.125	04/01/29	1,495	1,503,656
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	735	779,048
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	889	814,050
Gtd. Notes, 144A	4.750	01/30/30	669	648,330
Gtd. Notes, 144A	6.875	01/30/30	1,792	1,849,853
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	2,713	2,868,129

				33,328,009

Miscellaneous Manufacturing 0.7%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	1,123	1,112,256
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	887	922,218

Avient Corp.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/31	1,285	1,326,361

Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	1,712	1,769,753
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	852	883,825

Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	200	198,104
Sr. Sec’d. Notes, 144A	4.750	04/15/29	1,062	1,063,277

Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	1,599	1,646,550

				8,922,344

Office/Business Equipment 0.1%

Zebra Technologies Corp.,
Gtd. Notes, 144A	6.500	06/01/32	690	707,462

Oil & Gas 6.6%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	698	734,713
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	844	874,067
Gtd. Notes, 144A	9.000	11/01/27	2,748	3,291,465
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	867	900,613

See Notes to Financial Statements.

58

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

CNX Resources Corp.,
Gtd. Notes, 144A	5.875%	03/01/34	420	$420,645
Gtd. Notes, 144A	7.250	03/01/32	400	419,212
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	3,195	3,080,146
Gtd. Notes, 144A	6.750	03/01/29	1,990	1,983,844
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	1,576	1,566,206
Gtd. Notes, 144A	7.625	04/01/32	1,960	1,980,748
Gtd. Notes, 144A	7.875	04/15/32	335	340,590
Gtd. Notes, 144A	8.375	01/15/34	533	550,254
Gtd. Notes, 144A	9.250	02/15/28	2,548	2,615,898
Gtd. Notes, 144A	9.750	10/15/30	525	564,461
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	714	758,054
Expand Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	875	875,294
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	1,449	1,452,675
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	801	789,627
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	2,016	1,966,507
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	5,957	6,008,771
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	647	629,968
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	568	555,191
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	971	962,332
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	245	258,270
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32	1,470	1,501,290
Sr. Unsec’d. Notes, 144A	6.000	04/15/34	740	740,902
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32	3,281	3,370,803
Gtd. Notes, 144A	8.875	08/15/31	1,088	1,126,840
Gtd. Notes, 144A	9.125	01/31/30	2,652	2,789,412
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	2,697	2,807,929
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	80	82,693
Gtd. Notes, 144A	7.000	01/15/32	296	310,587
Gtd. Notes, 144A	8.000	04/15/27	3,338	3,358,556
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	1,651	1,664,588
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30	35	34,646
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26	5,169	5,169,049
Gtd. Notes, 144A	6.750	08/01/29	65	66,480
Gtd. Notes, 144A	8.375	07/01/28	2,032	2,100,118
Gtd. Notes, 144A	8.625	11/01/30	380	402,221
Gtd. Notes, 144A	8.750	07/01/31	135	141,551
Gtd. Notes, 144A	9.625	06/15/33	580	641,190
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	431	434,858
Gtd. Notes, 144A	6.250	07/01/33	2,002	2,059,428
Gtd. Notes, 144A	7.000	05/01/29	3,607	3,742,481
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	1,077	1,061,671
Sr. Unsec’d. Notes, 144A	4.625	05/01/30	1,178	1,151,731
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	135	139,731
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	1,919	1,889,452

See Notes to Financial Statements.

PGIM Fixed Income ETFs 59

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes	4.500%	04/30/30		381		$372,959
Gtd. Notes	5.875	03/15/28		2,303		2,303,190
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		1,871		1,943,501
Gtd. Notes, 144A	8.500	05/15/31		1,708		1,806,210
Sr. Sec’d. Notes, 144A	7.875	10/15/32		150		160,691
Sr. Sec’d. Notes, 144A	8.750	02/15/30		4,333		4,527,985
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30		1,572		1,648,635

						83,130,929

Oil & Gas Services 0.4%

Archrock Services LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A	6.000	02/01/34		410		414,745
Kodiak Gas Services LLC,
Gtd. Notes, 144A	6.500	10/01/33		675		696,196
Gtd. Notes, 144A	6.750	10/01/35		827		863,766
SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30		395		403,308
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30		850		917,433
Weatherford International Ltd.,
Gtd. Notes, 144A	6.750	10/15/33		1,231		1,284,721

						4,580,169

Packaging & Containers 2.3%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—	(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		1,375		1,328,594
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	100		114,089
Sr. Sec’d. Notes, 144A	9.500	12/01/30		1,519		1,644,043
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200		192,882
Sr. Sec’d. Notes, 144A	6.250	01/30/31		670		684,727
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		750		716,632
Ball Corp.,
Gtd. Notes	2.875	08/15/30		989		919,884
Gtd. Notes	5.500	09/15/33		2,616		2,691,400
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		2,192		2,189,318
Sr. Sec’d. Notes, 144A	6.750	04/15/32		363		365,630
Sr. Sec’d. Notes, 144A	6.875	01/15/30		3,273		3,325,592
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28		1,286		1,177,080
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)		666		267,367
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)		191		76,631
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)		1,182		474,361
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)		954		55,097
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/30		3,470		3,551,784
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30		27		25,971
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		119		119,125

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A	9.500%	05/15/30	1,225	$1,158,789
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	6,451	6,621,852
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	997	962,857

				28,663,705

Pharmaceuticals 1.6%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	3,611	3,732,871
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	3,127	3,001,983
Gtd. Notes, 144A	5.125	03/01/30	2,969	2,861,923
Gtd. Notes, 144A	6.125	08/01/28	1,600	1,605,180
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	25	21,813
Gtd. Notes, 144A	5.000	02/15/29	1,250	951,637
Gtd. Notes, 144A	5.250	01/30/30	2,829	1,985,081
Gtd. Notes, 144A	5.250	02/15/31	41	26,958
Gtd. Notes, 144A	6.250	02/15/29	925	733,063
Gtd. Notes, 144A	7.000	01/15/28	25	22,609
Sr. Sec’d. Notes, 144A	4.875	06/01/28	585	542,588
Sr. Sec’d. Notes, 144A	11.000	09/30/28	3,299	3,447,455
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	875	776,033

				19,709,194

Pipelines 4.3%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	860	860,374
Gtd. Notes, 144A	5.750	01/15/28	4,553	4,550,504
Gtd. Notes, 144A	5.750	07/01/34	280	284,150
Gtd. Notes, 144A	6.625	02/01/32	702	729,042
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	492	512,200
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	406	429,761
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	1,706	1,723,239
Gtd. Notes, 144A	7.125	07/01/33	204	210,771
Gtd. Notes, 144A	8.250	01/15/32	186	196,212
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	6.625	01/15/34	1,343	1,390,016
NFE Financing LLC,
Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	815	294,580
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	235	245,313
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	389	382,986
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	298	298,025
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	2,299	2,420,100
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	123	126,555
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	242	263,353
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	2,387	2,385,244
Gtd. Notes, 144A	6.000	12/31/30	1,474	1,493,624
Gtd. Notes, 144A	6.000	09/01/31	274	276,750

See Notes to Financial Statements.

PGIM Fixed Income ETFs 61

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.750%	03/15/34		465	$477,779
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		1,306	1,353,934
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		1,131	1,083,612
Sr. Sec’d. Notes, 144A	4.125	08/15/31		3,524	3,305,975
Sr. Sec’d. Notes, 144A	6.250	01/15/30		1,537	1,587,263
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29	(oo)	2,581	2,256,423
Sr. Sec’d. Notes, 144A	7.000	01/15/30		1,007	1,020,246
Sr. Sec’d. Notes, 144A	8.125	06/01/28		335	343,768
Sr. Sec’d. Notes, 144A	9.500	02/01/29		5,880	6,306,755
Sr. Sec’d. Notes, 144A	9.875	02/01/32		2,404	2,547,512
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30		5,256	5,459,037
Sr. Sec’d. Notes, 144A	6.500	01/15/34		1,239	1,303,944
Sr. Sec’d. Notes, 144A	6.500	06/15/34		1,703	1,791,457
Sr. Sec’d. Notes, 144A	6.750	01/15/36		539	574,731
Sr. Sec’d. Notes, 144A	7.500	05/01/33		3,156	3,502,246
Sr. Sec’d. Notes, 144A	7.750	05/01/35		1,540	1,747,615

					53,735,096

Real Estate 0.8%
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30		870	900,209
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30		50	52,353
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		1,966	1,904,045
Gtd. Notes, 144A	4.375	02/01/31		1,327	1,261,952
Sr. Unsec’d. Notes, 144A	5.875	03/01/32		1,097	1,096,447
Sr. Unsec’d. Notes, 144A	6.125	03/01/34		1,218	1,215,263
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		4,108	3,913,587

					10,343,856

Real Estate Investment Trusts (REITs) 2.8%

Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31		380	360,280
Gtd. Notes	8.875	04/12/29		550	584,525
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		29	26,198
Sr. Sec’d. Notes, 144A	7.250	10/15/30		2,804	2,915,399
Sr. Unsec’d. Notes	4.750	02/15/28		596	583,090
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		2,110	2,136,641
Gtd. Notes, 144A	6.375	08/01/30		1,699	1,746,233
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		1,054	809,710
Sr. Sec’d. Notes, 144A	8.500	02/15/32		747	799,600
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		1,102	1,141,399
Sr. Sec’d. Notes, 144A	4.875	05/15/29		300	294,771
Sr. Sec’d. Notes, 144A	5.875	10/01/28		353	353,005
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29		131	129,215
Gtd. Notes, 144A	5.750	03/15/34		475	478,146

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

RHP Hotel Properties LP/RHP Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.500%	04/01/32	2,350	$2,434,495
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	1,423	1,432,256
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	815	816,428
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	10,464	10,068,794
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	425	426,449
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	1,593	1,579,645
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	3,325	3,301,350
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	25,575
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	100	104,019
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	1,560	1,626,306
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	650	681,227

				34,854,756

Retail 3.1%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	891	855,485
Sec’d. Notes, 144A	4.375	01/15/28	1,065	1,058,472
Sr. Sec’d. Notes, 144A	3.500	02/15/29	300	289,917
Sr. Sec’d. Notes, 144A	3.875	01/15/28	421	415,738
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	2,000	1,783,799
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	769	809,894
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	8,967	9,338,730
Sr. Sec’d. Notes, 144A	9.000	06/01/31	1,578	1,729,168
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	241,875
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	2,513	2,370,771
Sr. Sec’d. Notes, 144A	4.625	01/15/29	1,906	1,849,544
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	582	553,322
Gtd. Notes, 144A	3.875	10/01/31	3,201	2,978,901
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	1,203	916,129
Sr. Sec’d. Notes, 144A	9.500	06/15/31	1,876	1,750,307
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	3,190	3,145,769
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	1,583	1,580,203
Gtd. Notes, 144A	5.500	10/01/30	445	447,368
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	256	247,435
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	2,094	2,012,028
Sr. Sec’d. Notes, 144A	8.000	03/15/31	1,504	1,512,654
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/30/32	143	148,202
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	1,103	1,145,072
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	985	948,504

See Notes to Financial Statements.

PGIM Fixed Income ETFs 63

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500%	03/15/29	296	$287,324
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	1,065	1,082,158

				39,498,769

Software 1.2%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	2,435	2,354,809
Gtd. Notes, 144A	9.250	06/01/30	4,688	4,591,095
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	5,895	5,889,942
X.AI LLC/X.AI Co. Issuer Corp.,
Sr. Sec’d. Notes, 144A	12.500	06/30/30	2,150	2,448,709

				15,284,555

Telecommunications 6.1%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27	600	444,060
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	10/15/30(d)	796	773,920
Sr. Sec’d. Notes, 144A	6.875	07/15/32(d)	585	561,904
Sr. Sec’d. Notes, 144A	9.500	11/01/29(d)	813	825,584
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31	785	803,815
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A	7.125	11/15/30	1,380	1,439,200
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29	400	424,500
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	4,574	4,424,843
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	103	10
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	5	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32	810	843,022
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%(x)	6.750	11/30/30	493	499,433
Sr. Sec’d. Notes(x)	10.750	11/30/29	4,205	4,592,539
Flash Compute LLC,
Sr. Sec’d. Notes, 144A	7.250	12/31/30	1,180	1,208,698
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	723	730,760
Sec’d. Notes, 144A	6.000	01/15/30	637	643,878
Sec’d. Notes, 144A	6.750	05/01/29	2,004	2,012,521
Sr. Sec’d. Notes, 144A	5.000	05/01/28	5,799	5,804,948
Sr. Sec’d. Notes, 144A	8.625	03/15/31	1,391	1,453,973
Sr. Sec’d. Notes, 144A	8.750	05/15/30	575	592,654
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	4,314	4,364,431
Sr. Sec’d. Notes, 144A	7.000	04/15/32	1,125	1,154,171
Sr. Sec’d. Notes, 144A	8.500	04/15/31	850	909,585
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	4,237	3,942,705
Gtd. Notes, 144A	8.500	01/15/36	7,197	7,492,383
Sr. Sec’d. Notes, 144A	6.875	06/30/33	1,103	1,142,233
Sr. Sec’d. Notes, 144A	7.000	03/31/34	2,381	2,474,826

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375%	06/15/29	700	$670,512
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A	7.125	10/15/32	700	708,404
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31	2,975	2,987,854
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	3,655	3,556,905
Gtd. Notes, 144A	8.625	06/15/32	150	152,020
Gtd. Notes, 144A	8.625	06/15/32	910	922,266
Sr. Sec’d. Notes, 144A	4.750	04/15/28	3,832	3,827,103
Uniti Services LLC,
Sr. Sec’d. Notes, 144A	7.500	10/15/33	5,013	5,215,330
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	4,934	5,188,677
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30	1,695	1,794,667
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30	1,472	1,430,041
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	863	911,570

				76,925,945

Transportation 0.3%

RXO, Inc.,
Gtd. Notes, 144A	6.375	05/15/31	250	243,417
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	2,468	2,345,665
XPO, Inc.,
Gtd. Notes, 144A	7.125	02/01/32	1,033	1,082,323

				3,671,405

TOTAL CORPORATE BONDS
(cost $1,142,165,087)				1,141,538,451

FLOATING RATE AND OTHER LOANS 1.8%

Aerospace & Defense 0.0%

PAC DAC LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	6.917(c)	10/28/30	325	321,142

Airlines 0.0%

Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	214	214,385

Auto Parts & Equipment 0.1%

First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	253	124
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28	365	358,807
Term B Loan, 3 Month SOFR + 5.100%	8.764(c)	11/17/28	320	315,066

				673,997

See Notes to Financial Statements.

PGIM Fixed Income ETFs 65

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials 0.0%

American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.923%(c)	07/08/30	150	$144,403
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.923(c)	02/10/32	124	123,936

				268,339

Chemicals 0.1%

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517(c)	06/28/28	144	140,252
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	989	882,902
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	108	81,142
Term Loan^	13.905	10/12/28(d)	161	3,214
Venator Materials LLC,
First Out Term B Loan^	14.002	07/16/26(d)	109	82,093

				1,189,603

Commercial Services 0.1%

Allied Universal Holdco LLC,
Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	08/20/32	293	293,131
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417(c)	12/31/30	206	203,261
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	99	81,439

				577,831

Computers 0.0%

Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32	324	316,083
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.673(c)	03/01/29	54	47,149

				363,232

Diversified Financial Services 0.0%

Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.173(c)	09/15/31	400	376,500

Electric 0.0%

Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28	16	15,643

Forest Products & Paper 0.0%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	7.923(c)	11/04/31	52	52,459

Healthcare-Services 0.0%

LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422(c)	05/16/31	50	49,514

Household Products/Wares 0.0%

Kronos Acquisition Holdings, Inc. (Canada),
2024 Initial Loan, 3 Month SOFR + 4.000%	7.672(c)	07/08/31	49	33,221

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance 0.1%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.673%(c)	11/06/30	148	$143,204
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.923(c)	06/21/32	248	240,478
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.037(c)	01/20/29	143	143,182
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.923(c)	09/19/30	172	171,849

				698,713

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	88	13,244

Machinery-Diversified 0.1%

Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	3.750	12/21/29	218	210,181
Initial Term Loan, 3 Month SOFR + 6.000%	9.670(c)	12/21/29	464	447,375

				657,556

Media 1.1%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	8.672(c)	10/31/27	223	163,687
CSC Holdings LLC,
September 2019 Term Loan, 1 Month SOFR + 1.500%	8.250(c)	04/15/27	4,388	3,784,479
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.673(c)	06/26/29	50	49,875
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	3.558	06/26/29	50	49,875
First Out Term Loan, 1 Month SOFR + 3.614%	8.787(c)	09/25/29	10,985	9,510,918

				13,558,834

Packaging & Containers 0.0%

LABL, Inc.,
Initial Dollar Term Loan	8.767	10/29/28	50	22,924

Retail 0.0%

LBM Acquisition LLC,
Incremental Term B Loan, 1 Month SOFR + 3.750%	7.527(c)	06/06/31	175	144,025
White Cap Supply Holdings LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.922(c)	10/19/29	200	197,458

				341,483

Software 0.0%

Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.037(c)	07/14/28	167	81,655

Telecommunications 0.2%

Altice France SA (France),
New USD B-14 Term Loan, 3 Month SOFR + 6.875%	10.547(c)	05/31/31	1,201	1,201,719
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.173(c)	09/27/29	138	138,118
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%	9.023(c)	08/31/32	660	661,063
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.923(c)	03/29/32	459	459,688
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.292(c)	05/30/30	297	296,591

See Notes to Financial Statements.

PGIM Fixed Income ETFs 67

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.787%(c)	10/24/29	63	$56,561
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	246	155,509

				2,969,249

TOTAL FLOATING RATE AND OTHER LOANS
(cost $23,030,409)				22,479,524

U.S. TREASURY OBLIGATIONS 3.2%

U.S. Treasury Notes	3.375	12/31/27	8,595	8,590,971
U.S. Treasury Notes(k)	3.500	09/30/26	125	124,893
U.S. Treasury Notes(k)	3.500	10/31/27	3,055	3,058,580
U.S. Treasury Notes	3.500	01/31/28	6,225	6,237,158
U.S. Treasury Notes(k)	3.500	12/15/28	5,330	5,345,823
U.S. Treasury Notes(k)	3.500	11/30/30	7,690	7,686,395
U.S. Treasury Notes(k)	4.000	11/15/35	5,000	5,017,969
U.S. Treasury Notes(k)	4.125	10/31/26	250	250,772
U.S. Treasury Notes(k)	4.625	02/15/35	3,550	3,745,250

TOTAL U.S. TREASURY OBLIGATIONS
(cost $39,691,900)				40,057,811

			Shares

AFFILIATED EXCHANGE-TRADED FUND 1.1%

Fixed Income
PGIM AAA CLO ETF
(cost $14,114,456)(wa)			275,000	14,154,250

COMMON STOCKS 0.1%

Chemicals 0.0%

Cornerstone Chemical Co.*^(x)			1,807	9,035
TPC Group, Inc.*			6,118	112,161
Venator Materials PLC*^(x)			433	—

				121,196

Containers & Packaging 0.0%

Ardagh Holdings SA (Luxembourg)*			59	413

Gas Utilities 0.0%

Ferrellgas Partners LP (Class B Stock)*			2,652	486,793

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)			11,899	2,237

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.			1,673	180,550
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*			94	6,803
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*			6,884	498,230
Heritage Power LLC, Litigation Trust Interests*^			2,456	1,228

				686,811

Wireless Telecommunication Services 0.0%

Altice France SA (France)			6,970	130,672
Digicel International Finance Ltd. (Jamaica)*(x)			23,916	426,506

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)

Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	21,241	$23,358
Xplore, Inc. (Canada), CVR*^	1,100	—

		580,536

TOTAL COMMON STOCKS (cost $1,709,004)		1,877,986

PREFERRED STOCKS 0.2%

Electronic Equipment, Instruments & Components 0.2%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,100	2,283,750

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	1,558	19,736

TOTAL PREFERRED STOCKS
(cost $2,230,024)		2,303,486

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)	22,258	—

TOTAL LONG-TERM INVESTMENTS
(cost $1,224,337,086)		1,223,822,899

	Shares

SHORT-TERM INVESTMENT 2.4%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $29,395,161)(wa)	29,395,161	29,395,161

TOTAL INVESTMENTS 100.0%
(cost $1,253,732,247)		1,253,218,060
Other assets in excess of liabilities(z) 0.0%		412,310

NET ASSETS 100.0%		$1,253,630,370

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,532,244 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 69

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

(x) Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer	Date	Cost	Value	Net Assets
Cornerstone Chemical Co.*^	12/06/23	$34,333	$9,035	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	35,380	36,403	0.0
Diamond Sports Group LLC*	01/02/25	31,148	2,237	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	10	10	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	—	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	5,500	19,736	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24	29,016	426,506	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	810,000	843,022	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	11/08/23-02/25/25	656,189	940,050	0.1
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	07/06/22-01/02/24	338,795	538,639	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	12/27/23-10/21/25	3,316,780	3,356,489	0.3
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-07/22/25	795,440	800,481	0.1
EchoStar Corp., Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%, 6.750%, 11/30/30	01/23/25-05/30/25	446,134	499,433	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	01/23/25-11/05/25	4,504,188	4,592,539	0.4
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%, 9.250%, 03/25/30	06/29/25-09/11/25	587,565	573,798	0.0
Venator Materials PLC*^	09/26/18-10/17/23	612,979	—	0.0

Total		$12,203,457	$12,638,378	1.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2026:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $47,968)	47	$45,462	$—	$(2,506)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $100,000)	100	99,750	—	(250)

		$145,212	$—	$(2,756)

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
70	2 Year U.S. Treasury Notes	Jun. 2026	$14,649,141	$23,085
445	5 Year U.S. Treasury Notes	Jun. 2026	49,012,580	149,962
584	10 Year U.S. Treasury Notes	Jun. 2026	66,466,500	448,622
28	Bloomberg HY Credit	Mar. 2026	3,140,340	7,621
29	IBEX 35 Index	Jun. 2026	5,273,360	(15,900)

				613,390

Short Position:
32	20 Year U.S. Treasury Bonds	Jun. 2026	3,791,000	(43,492)

				$569,898

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 03/03/26	BNP	EUR	268	$316,265	$316,662	$397	$—

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/03/26	BOA	EUR	268	$318,058	$316,662	$1,396	$—
Expiring 04/02/26	BNP	EUR	268	316,719	317,213	—	(494)

				$634,777	$633,875	1,396	(494)

						$1,793	$(494)

Credit default swap agreement outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	174,686	3.316%	$12,945,320	$13,539,652	$594,332

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/3.680%	MSI	03/20/26	25,860	$100,236	$—	$100,236

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Fixed Income ETFs 71

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$100,236	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$11,288,283
JPS	—	2,088,850

Total	$—	$13,377,133

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Collateralized Loan Obligation	$—	$877,811	$—
Commercial Mortgage-Backed Security	—	533,580	—
Corporate Bonds	—	1,141,502,048	36,403
Floating Rate and Other Loans	—	22,297,432	182,092
U.S. Treasury Obligations	—	40,057,811	—
Affiliated Exchange-Traded Fund
Fixed Income	14,154,250	—	—
Common Stocks	180,550	1,687,173	10,263
Preferred Stocks	—	—	2,303,486
Warrants	—	—	—
Short-Term Investment
Affiliated Mutual Fund	29,395,161	—	—

Total	$43,729,961	$1,206,955,855	$2,532,244

Other Financial Instruments*
Assets
Futures Contracts	$629,290	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,793	—
Centrally Cleared Credit Default Swap Agreement	—	594,332	—
OTC Total Return Swap Agreement	—	100,236	—

Total	$629,290	$696,361	$—

Liabilities
Unfunded Loan Commitments	$—	$(2,756)	$—
Futures Contracts	(59,392)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(494)	—

Total	$(59,392)	$(3,250)	$—

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments , and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Oil & Gas	6.6%
Telecommunications	6.3
Diversified Financial Services	6.1
Commercial Services	5.5
Media	4.4
Pipelines	4.3
Healthcare-Services	4.2
Home Builders	3.8
Entertainment	3.6
U.S. Treasury Obligations	3.2
Electric	3.2
Retail	3.1
Real Estate Investment Trusts (REITs)	2.8
Mining	2.7
Affiliated Mutual Fund	2.4
Packaging & Containers	2.3
Auto Parts & Equipment	2.3
Insurance	2.3
Aerospace & Defense	2.2
Leisure Time	2.0
Iron/Steel	1.9
Airlines	1.8
Chemicals	1.8
Pharmaceuticals	1.6
Building Materials	1.5
Foods	1.3
Software	1.2
Environmental Control	1.2
Lodging	1.2
Computers	1.1
Affiliated Exchange-Traded Fund	1.1
Banks	1.0
Auto Manufacturers	0.9
Real Estate	0.8
Internet	0.7
Housewares	0.7
Miscellaneous Manufacturing	0.7

Machinery-Diversified	0.6%
Electrical Components & Equipment	0.5
Holding Companies-Diversified	0.5
Advertising	0.5
Household Products/Wares	0.5
Apparel	0.5
Oil & Gas Services	0.4
Distribution/Wholesale	0.3
Machinery-Construction & Mining	0.3
Engineering & Construction	0.3
Transportation	0.3
Electronic Equipment, Instruments & Components	0.2
Forest Products & Paper	0.2
Cosmetics/Personal Care	0.2
Electronics	0.2
Home Furnishings	0.1
Metal Fabricate/Hardware	0.1
Coal	0.1
Gas	0.1
Collateralized Loan Obligation	0.1
Office/Business Equipment	0.1
Oil, Gas & Consumable Fuels	0.1
Biotechnology	0.0	*
Wireless Telecommunication Services	0.0	*
Commercial Mortgage-Backed Security	0.0	*
Gas Utilities	0.0	*
Interactive Media & Services	0.0	*
Containers & Packaging	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$ 594,332*	—	$ —

See Notes to Financial Statements.

PGIM Fixed Income ETFs 73

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—		Due from/to broker-variation margin futures	$15,900	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,793		Unrealized depreciation on OTC forward foreign currency exchange contracts	494
Interest rate contracts	Due from/to broker-variation margin futures	629,290	*	Due from/to broker-variation margin futures	43,492	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	100,236		—	—

		$1,325,651			$59,886

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$20,422	$—	$—	$(349,087)
Equity contracts	—	68,911	—	—
Foreign exchange contracts	—	—	(3,542)	—
Interest rate contracts	—	445,429	—	220,346

Total	$20,422	$514,340	$(3,542)	$(128,741)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$77,184
Equity contracts	(15,900)	—	—
Foreign exchange contracts	—	3,544	—
Interest rate contracts	495,273	—	(145,477)

Total	$479,373	$3,544	$(68,293)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 1,010,000
Futures Contracts - Long Positions (1)	85,926,711
Futures Contracts - Short Positions (1)	1,541,188
Forward Foreign Currency Exchange Contracts - Purchased (2)	399,034
Forward Foreign Currency Exchange Contracts - Sold (2)	706,139
Credit Default Swap Agreements - Sell Protection (1)	83,555,167
Total Return Swap Agreements (1)	26,756,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$ 397	$(494)	$ (97)	$—	$ (97)
BOA	1,396	—	1,396	—	1,396
MSI	100,236	—	100,236	—	100,236

	$102,029	$(494)	$101,535	$—	$101,535

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 75

PGIM Active High Yield Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $1,210,222,630)	$1,209,668,649
Affiliated investments (cost $43,509,617)	43,549,411
Cash	2,368
Foreign currency, at value (cost $32,879)	32,781
Dividends and interest receivable	19,034,268
Receivable for investments sold	2,870,896
Due from broker—variation margin futures	349,727
Unrealized appreciation on OTC swap agreements	100,236
Tax reclaim receivable	2,928
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,793

Total Assets	1,275,613,057

Liabilities

Payable for investments purchased	20,890,643
Due to broker—variation margin swaps	710,946
Management fee payable	364,517
Other liabilities	13,331
Unrealized depreciation on unfunded loan commitments	2,756
Unrealized depreciation on OTC forward foreign currency exchange contracts	494

Total Liabilities	21,982,687

Net Assets	$1,253,630,370

Net assets were comprised of:
Common stock, at par	$35,325
Paid-in capital in excess of par	1,261,734,271
Total distributable earnings (loss)	(8,139,226)

Net assets, February 28, 2026	$1,253,630,370

Net asset value, offering price and redemption price per share.
($1,253,630,370 ÷ 35,325,000 shares of common stock issued and outstanding)	$35.49

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$23,771,513
Affiliated dividend income	605,383
Unaffiliated dividend income (net of $446 foreign withholding tax)	3,307

Total income	24,380,203

Expenses
Management fee	1,468,603
Less: Fee waiver and/or expense reimbursement	(12,708)

Net expenses	1,455,895

Net investment income (loss)	22,924,308

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(800,303)
Futures transactions	514,340
Forward currency contract transactions	(3,542)
Options written transactions	20,422
Swap agreement transactions	(128,741)
Foreign currency transactions	121

(397,703)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(13,912))	(1,719,096)
Futures	479,373
Forward currency contracts	3,544
Swap agreements	(68,293)
Foreign currencies	(73)
Unfunded loan commitments	(3,268)

(1,307,813)

Net gain (loss) on investment and foreign currency transactions	(1,705,516)

Net Increase (Decrease) In Net Assets Resulting From Operations	$21,218,792

See Notes to Financial Statements.

PGIM Fixed Income ETFs 77

PGIM Active High Yield Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$22,924,308	$18,433,130

Net realized gain (loss) on investment, in-kind redemptions and foreign currency transactions	(397,703)	(1,796,817)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,307,813)	5,883,614

Net increase (decrease) in net assets resulting from operations	21,218,792	22,519,927

Dividends and Distributions

Distributions from distributable earnings	(22,654,485)	(17,900,432)

Fund share transactions

Net proceeds from shares sold (800,000 and 2,750,000 shares, respectively)	28,453,405	96,239,745

Shares sold in-kind (22,675,000 and 6,050,000 shares, respectively)	804,395,521	212,753,807

Shares redeemed in-kind (0 and 650,000 shares, respectively)	—	(21,913,969)

Cost of shares purchased (0 and 50,000 shares, respectively)	—	(1,677,788)

Net increase (decrease) in net assets from Fund share transactions	832,848,926	285,401,795

Total increase (decrease)	831,413,233	290,021,290

Net Assets:

Beginning of period	422,217,137	132,195,847

End of period	$1,253,630,370	$422,217,137

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.63		$35.25	$34.18	$34.64	$41.42	$39.99
Income (loss) from investment operations:
Net investment income (loss)	0.99		2.64	2.61	2.39	1.85	1.95
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06	(b)	0.46	1.31	(0.32)	(6.23)	2.30
Total from investment operations	1.05		3.10	3.92	2.07	(4.38)	4.25
Less Dividends and Distributions:
Dividends from net investment income	(1.19)		(2.72)	(2.85)	(2.53)	(1.92)	(2.24)
Distributions from net realized gains	-		-	-	-	(0.48)	(0.58)
Total dividends and distributions	(1.19)		(2.72)	(2.85)	(2.53)	(2.40)	(2.82)
Net asset value, end of period	$35.49		$35.63	$35.25	$34.18	$34.64	$41.42
Total Return(c):	2.99%		9.18%	12.15%	6.32%	(11.01)%	11.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,253,630		$422,217	$132,196	$113,650	$94,396	$86,976
Average net assets (000)	$759,375		$244,483	$116,899	$91,165	$85,683	$58,270
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.37%	0.45%	0.53%	0.53%	0.53%
Expenses before waivers and/or expense reimbursement	0.39	%(e)	0.39%	0.46%	0.53%	0.53%	0.53%
Net investment income (loss)	6.09	%(e)	7.54%	7.62%	7.06%	4.87%	4.76%
Portfolio turnover rate(f)	62%		56%	47%	35%	31%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 79

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

CORPORATE BONDS 94.9%

Advertising 0.3%
Omnicom Group, Inc.,
Sr. Unsec’d. Notes	4.200%	03/02/29		1,765	$1,768,062

Aerospace & Defense 1.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28		2,500	2,470,386
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.850	12/15/26		1,605	1,604,411
Spirit AeroSystems, Inc.,
Gtd. Notes	4.600	06/15/28		5,425	5,475,091

					9,549,888

Agriculture 3.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26		3,732	3,720,760
Gtd. Notes	3.557	08/15/27		1,064	1,058,527
Bunge Ltd. Finance Corp.,
Gtd. Notes	4.200	09/17/29		4,250	4,276,557
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	10/23/30		3,552	3,562,596
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30		400	417,688
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(k)	4.375	11/01/27		6,647	6,712,868

					19,748,996

Airlines 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28		2,258	2,272,001
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28		465	468,407

					2,740,408

Apparel 0.2%
Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700	10/07/30		1,219	1,226,026

Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		1,289	1,279,658
Sr. Unsec’d. Notes	4.271	01/09/27		500	499,888
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	10/15/28		7,409	7,096,389
Sr. Unsec’d. Notes	4.600	01/08/31		733	739,740
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.275	06/24/27		898	913,035
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.750	11/13/28		648	656,219

					11,184,929

Banks 23.5%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30	(oo)	1,624	1,668,037
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		1,174	1,163,828

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.087%(ff)	06/14/29		12,501	$11,974,654
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26	(oo)	2,272	2,269,989
Sr. Unsec’d. Notes	4.026(ff)	01/22/30		2,895	2,899,287
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85		950	993,371
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.219(ff)	05/24/30		2,610	2,610,000
Sr. Unsec’d. Notes	4.476(ff)	11/11/29		570	574,229
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.876(ff)	01/14/31		475	498,667
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31	(oo)	132	135,418
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		821	815,281
Sr. Unsec’d. Notes	4.503(ff)	09/11/31		2,049	2,065,264
Sr. Unsec’d. Notes	4.952(ff)	05/07/31		9,061	9,305,943
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		1,248	1,232,179
Sr. Preferred Notes	4.469(ff)	12/10/31		175	176,002
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		2,481	2,600,471
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.640(ff)	02/24/28		8,137	8,028,435
Sr. Unsec’d. Notes	4.369(ff)	10/21/31		7,864	7,864,043
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.619(ff)	11/06/31		2,087	2,110,182
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		3,133	3,290,111
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	4.347(ff)	01/22/32		4,380	4,400,312
Sr. Unsec’d. Notes	4.995(ff)	07/22/30		6,102	6,286,177
Sr. Unsec’d. Notes	5.581(ff)	04/22/30		7,906	8,257,158
KeyCorp,
Sr. Unsec’d. Notes, MTN	4.100	04/30/28		3,834	3,844,671
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.505(ff)	01/14/32		805	811,699
Morgan Stanley,
Sr. Unsec’d. Notes	6.296(ff)	10/18/28		10,195	10,562,918
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31		5,414	5,119,158
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28		3,190	3,147,661
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.204(ff)	11/17/28		1,560	1,565,409
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29		885	907,558
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.660(ff)	07/08/31		640	650,489
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85		200	204,110
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27		2,864	2,878,436
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	4.214(ff)	04/10/30		1,030	1,031,233
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.182(ff)	01/23/30		2,517	2,525,969
Sr. Unsec’d. Notes	4.970(ff)	04/23/29		5,651	5,760,509
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28		3,370	3,303,381

					123,532,239

See Notes to Financial Statements.

PGIM Fixed Income ETFs 81

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750%	01/23/29	4,618	$4,722,766
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	267	265,333

				4,988,099

Biotechnology 1.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27	4,002	3,936,869
Sr. Unsec’d. Notes	5.150	03/02/28	1,617	1,655,835

				5,592,704

Building Materials 0.5%
Amrize Finance US LLC,
Gtd. Notes	4.700	04/07/28	963	977,748
Lennox International, Inc.,
Gtd. Notes	5.500	09/15/28	759	785,245
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	977	973,584

				2,736,577

Chemicals 1.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	1,547	1,541,603
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	2,322	2,353,709
FMC Corp.,
Sr. Unsec’d. Notes	3.200	10/01/26	158	155,826
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes	4.450	09/26/28	1,500	1,510,941
Sr. Unsec’d. Notes, 144A	1.832	10/15/27	1,453	1,402,191
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	2,631	2,663,309

				9,627,579

Commercial Services 1.4%
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.875	11/15/30	3,943	3,937,844
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.300	08/09/28	1,246	1,255,874
S&P Global, Inc.,
Gtd. Notes, 144A	4.250	01/15/31	2,358	2,366,049

				7,559,767

Computers 1.5%
CGI, Inc. (Canada),
Sr. Unsec’d. Notes	4.950	03/14/30	1,441	1,463,402
Dell International LLC/EMC Corp.,
Gtd. Notes	4.500	02/15/31	1,299	1,305,003
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	688	686,179
International Business Machines Corp.,
Sr. Unsec’d. Notes	4.000	02/03/29	1,550	1,555,523

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes	4.100%	03/15/29	730	$731,646
Gtd. Notes	4.375	05/15/30	2,295	2,302,557

				8,044,310

Diversified Financial Services 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes	4.125	02/28/29	550	549,791
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	1,577	1,577,688
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	1,917	2,004,456
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	1,617	1,649,007
Citadel Finance LLC,
Gtd. Notes, 144A	5.900	02/10/30	280	287,209
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.329	01/22/27	1,414	1,392,916
Western Union Co. (The),
Sr. Unsec’d. Notes	1.350	03/15/26	964	962,904
Sr. Unsec’d. Notes	4.750	06/15/29	1,630	1,633,309

				10,057,280

Electric 9.2%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	1,064	1,066,660
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	490	489,024
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	5.200	10/01/28	1,192	1,231,397
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	804	798,778
Dominion Energy, Inc.,
Sr. Unsec’d. Notes	4.600	05/15/28	2,199	2,230,016
Sr. Unsec’d. Notes	5.000	06/15/30	1,012	1,042,808
DTE Energy Co.,
Sr. Unsec’d. Notes	5.100	03/01/29	2,606	2,681,268
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	2,682	2,664,174
Duke Energy Florida LLC,
First Mortgage	4.200	12/01/30	775	780,002
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	500	514,824
Entergy Corp.,
Sr. Unsec’d. Notes	2.950	09/01/26	1,041	1,035,125
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	1,178	1,204,233
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	2.866	09/15/28	644	626,507
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	964	959,144
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.685	09/01/27	879	889,032
NorthWestern Corp.,
First Mortgage, 144A	5.073	03/21/30	457	471,676
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.734	10/15/30	636	642,478

See Notes to Financial Statements.

PGIM Fixed Income ETFs 83

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Oncor Electric Delivery Co. LLC,
Sec’d. Notes	4.650%	11/01/29	595	$608,495
Pacific Gas & Electric Co.,
First Mortgage	6.100	01/15/29	4,030	4,234,655
PacifiCorp,
First Mortgage	5.100	02/15/29	2,416	2,484,711
Public Service Co. of New Hampshire,
First Mortgage	4.400	07/01/28	1,865	1,888,493
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	1,963	1,938,476
Sr. Unsec’d. Notes	5.400	08/01/26	1,442	1,448,497
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	5,951	6,088,996
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series K	2.750	10/01/26	1,472	1,460,821
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	4.700	01/31/31	3,545	3,565,032
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/15/28	1,635	1,660,557
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	3,862	3,777,313

				48,483,192

Electrical Components & Equipment 0.2%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A	4.750	04/30/28	798	808,827

Electronics 0.6%
Fortive Corp.,
Sr. Unsec’d. Notes	3.150	06/15/26	807	804,261
Honeywell International, Inc.,
Sr. Unsec’d. Notes	1.100	03/01/27	1,656	1,612,763
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	4.300	01/17/29	599	599,156

				3,016,180

Engineering & Construction 0.4%
Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	1,244	1,306,969
Jacobs Solutions, Inc.,
Gtd. Notes	4.750	03/03/31	525	525,693

				1,832,662

Foods 1.2%
Kroger Co. (The),
Sr. Unsec’d. Notes	8.000	09/15/29	444	499,400
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.800	03/01/30	3,574	3,672,860
Smithfield Foods, Inc.,
Gtd. Notes, 144A	4.250	02/01/27	1,335	1,334,926
Gtd. Notes, 144A	5.200	04/01/29	977	997,435

				6,504,621

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.3%
ONE Gas, Inc.,
Sr. Unsec’d. Notes	5.100%	04/01/29	748	$772,979
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	807	796,157

				1,569,136

Healthcare-Products 2.0%
Abbott Laboratories,
Sr. Unsec’d. Notes	3.700	03/09/29	1,610	1,610,442
Baxter International, Inc.,
Sr. Unsec’d. Notes	1.915	02/01/27	1,381	1,353,830
Sr. Unsec’d. Notes	4.450	02/15/29	978	982,369
GE HealthCare Technologies, Inc.,
Sr. Unsec’d. Notes	4.150	12/15/28	1,655	1,662,209
Solventum Corp.,
Sr. Unsec’d. Notes	5.400	03/01/29	816	846,437
Stryker Corp.,
Sr. Unsec’d. Notes	1.950	06/15/30	4,622	4,241,363

				10,696,650

Healthcare-Services 3.1%
Ascension Health,
Sr. Unsec’d. Notes, Series 2025	4.294	11/15/30	772	780,195
Cigna Group (The),
Sr. Unsec’d. Notes	2.400	03/15/30	5,075	4,765,906
CommonSpirit Health,
Sec’d. Notes	4.352	09/01/30	315	316,351
Laboratory Corp. of America Holdings,
Gtd. Notes	4.350	04/01/30	3,639	3,669,158
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.250	01/15/29	2,955	2,985,711
Sr. Unsec’d. Notes	4.400	06/15/28	3,763	3,807,435

				16,324,756

Home Builders 0.5%
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	1,366	1,375,330
Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	1,426	1,434,622

				2,809,952

Insurance 1.6%
Brown & Brown, Inc.,
Sr. Unsec’d. Notes	4.600	12/23/26	901	904,961
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN	4.250	08/21/28	1,009	1,009,997
Sr. Sec’d. Notes, 144A, MTN	5.200	01/12/29	1,271	1,308,337
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.625	04/29/30	2,827	2,855,979
Lincoln Financial Global Funding,
Sec’d. Notes, 144A	4.625	08/18/30	437	439,555
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.450	01/13/31	1,140	1,149,222
Sec’d. Notes, 144A, MTN	5.500	06/28/28	748	769,943

				8,437,994

See Notes to Financial Statements.

PGIM Fixed Income ETFs 85

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 1.8%

Alphabet, Inc.,
Sr. Unsec’d. Notes	3.700%	02/15/29	4,019	$4,022,135
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	1,217	1,292,407
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.200	11/15/30	4,012	4,049,382

				9,363,924

Investment Companies 0.8%

Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A	5.700	01/23/31	783	776,836
Ares Strategic Income Fund,
Sr. Unsec’d. Notes	5.600	02/15/30	1,245	1,230,727
Sr. Unsec’d. Notes, 144A	5.150	01/15/31	1,103	1,069,123
Goldman Sachs Private Credit Corp.,
Sr. Unsec’d. Notes, 144A	5.050	02/23/28	65	64,573
Sr. Unsec’d. Notes, 144A	5.875	01/31/31	1,200	1,179,429

				4,320,688

Iron/Steel 0.3%

Reliance, Inc.,
Sr. Unsec’d. Notes	2.150	08/15/30	1,518	1,390,167

Leisure Time 0.5%

Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	3.050	02/14/27	1,279	1,264,272
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,486	1,497,086

				2,761,358

Lodging 0.8%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	04/23/30	2,793	2,934,358
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	1,442	1,436,145

				4,370,503

Machinery-Diversified 0.6%

CNH Industrial Capital LLC,
Gtd. Notes	5.500	01/12/29	1,914	1,985,777
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	898	894,060

				2,879,837

Media 0.2%

Comcast Corp.,
Gtd. Notes, 144A	5.168	01/15/37	600	604,234
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	270	263,281

				867,515

Mining 0.2%

Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	4.875	03/14/30	1,212	1,249,925

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.2%

Textron, Inc.,
Sr. Unsec’d. Notes	3.375%	03/01/28	872	$862,879

Office/Business Equipment 0.3%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	807	798,507
Gtd. Notes	3.276	12/01/28	638	622,369

				1,420,876

Oil & Gas 2.1%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	798	821,781
BP Capital Markets America, Inc.,
Gtd. Notes	4.234	11/06/28	1,167	1,178,948
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	1,041	1,041,385
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	1,221	1,215,349
Gtd. Notes	5.150	01/30/30	2,289	2,373,984
EOG Resources, Inc.,
Sr. Unsec’d. Notes	4.400	07/15/28	1,228	1,243,967
Sr. Unsec’d. Notes	4.400	01/15/31	562	568,650
Equinor ASA (Norway),
Gtd. Notes	4.500	09/03/30	570	582,451
Phillips 66 Co.,
Gtd. Notes	3.750	03/01/28	931	929,131
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	02/02/29	230	229,684
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	650	686,468

				10,871,798

Oil & Gas Services 0.1%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	5.000	11/15/29	535	553,531

Packaging & Containers 1.3%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	4.750	03/30/31	2,678	2,717,708
Berry Global, Inc.,
Sr. Sec’d. Notes	5.500	04/15/28	1,452	1,497,904
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	1,601	1,577,834
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A	1.400	04/01/26	1,082	1,079,377

				6,872,823

Pharmaceuticals 3.8%

AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	2,509	2,493,127
Sr. Unsec’d. Notes	3.200	11/21/29	1,799	1,757,142
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	4.500	09/15/30	1,465	1,485,363
Cencora, Inc.,
Sr. Unsec’d. Notes	3.950	02/13/29	1,492	1,492,773

See Notes to Financial Statements.

PGIM Fixed Income ETFs 87

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

CVS Health Corp.,
Sr. Unsec’d. Notes	1.750%	08/21/30	1,021	$917,531
Sr. Unsec’d. Notes	3.000	08/15/26	3,163	3,147,597
McKesson Corp.,
Sr. Unsec’d. Notes	1.300	08/15/26	1,273	1,257,310
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.850	03/15/29	4,545	4,560,555
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	1,917	1,913,772
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30	1,052	971,595

				19,996,765

Pipelines 5.5%

DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	595	611,882
DT Midstream, Inc.,
Gtd. Notes, 144A	4.125	06/15/29	1,790	1,776,904
Enbridge, Inc. (Canada),
Gtd. Notes	5.300	04/05/29	992	1,026,198
Gtd. Notes	5.900	11/15/26	2,604	2,637,011
Energy Transfer LP,
Sr. Unsec’d. Notes	6.400	12/01/30	2,578	2,808,675
Enterprise Products Operating LLC,
Gtd. Notes	4.300	06/20/28	2,236	2,259,262
Gtd. Notes, Series E	5.250(ff)	08/16/77	978	980,455
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	1,391	1,391,000
Sr. Unsec’d. Notes	4.250	12/01/27	2,773	2,785,127
ONEOK, Inc.,
Gtd. Notes	5.550	11/01/26	1,774	1,789,635
Gtd. Notes	5.650	11/01/28	1,268	1,318,222
Targa Resources Corp.,
Gtd. Notes	4.350	01/15/29	3,607	3,634,196
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	7.250	12/01/26	453	462,522
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	965	972,277
Sr. Unsec’d. Notes	6.350	01/15/29	635	670,792
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	3,596	3,596,000

				28,720,158

Real Estate 0.5%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	1,245	1,129,663
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	1,348	1,349,708

				2,479,371

Real Estate Investment Trusts (REITs) 7.8%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.900	12/15/30	5,541	5,657,057
American Tower Corp.,
Sr. Unsec’d. Notes	5.800	11/15/28	1,192	1,244,637
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes	4.350	12/01/30	1,000	1,009,856

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

AvalonBay Communities, Inc., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.900%	10/15/26	1,041	$1,033,574
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	1,035	999,491
Sr. Unsec’d. Notes	3.900	03/15/27	2,233	2,230,181
COPT Defense Properties LP,
Gtd. Notes	4.500	10/15/30	2,495	2,506,035
Cousins Properties LP,
Gtd. Notes	5.250	07/15/30	748	773,215
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	948	907,838
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29	798	814,361
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	3,246	3,112,866
Invitation Homes Operating Partnership LP,
Gtd. Notes	5.450	08/15/30	514	535,522
Kimco Realty OP LLC,
Gtd. Notes	2.800	10/01/26	3,034	3,013,685
Gtd. Notes	3.800	04/01/27	1,001	1,001,121
Lineage OP LP,
Gtd. Notes	5.250	07/15/30	951	969,721
Prologis LP,
Sr. Unsec’d. Notes	1.750	07/01/30	888	807,461
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	4,758	4,585,277
Simon Property Group LP,
Sr. Unsec’d. Notes	4.300	01/15/31	1,485	1,493,659
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	1,292	1,234,063
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26	1,271	1,264,472
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	535	535,167
Gtd. Notes, 144A	5.750	02/01/27	798	805,342
Welltower OP LLC,
Gtd. Notes	4.500	07/01/30	4,635	4,716,217

				41,250,818

Retail 0.8%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	1,041	1,035,004
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	474	472,209
Sr. Unsec’d. Notes	2.400	08/01/31	1,913	1,719,882
Sr. Unsec’d. Notes	4.450	01/15/29	1,166	1,174,301

				4,401,396

Semiconductors 1.3%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.500	01/15/28	4,140	4,119,505
Broadcom, Inc.,
Gtd. Notes	2.450	02/15/31	2,668	2,465,892
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	5.500	01/25/31	410	427,835

				7,013,232

See Notes to Financial Statements.

PGIM Fixed Income ETFs 89

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 2.1%

Fiserv, Inc.,
Sr. Unsec’d. Notes	3.500%	07/01/29	4,615	$4,483,406
MSCI, Inc.,
Gtd. Notes, 144A	4.000	11/15/29	1,251	1,227,930
Oracle Corp.,
Sr. Unsec’d. Notes	1.650	03/25/26	1,174	1,171,997
Sr. Unsec’d. Notes	2.300	03/25/28	3,457	3,314,037
Sr. Unsec’d. Notes	4.550	02/04/29	1,076	1,077,621

				11,274,991

Telecommunications 2.5%

AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	1,634	1,631,268
Sr. Unsec’d. Notes	2.300	06/01/27	1,799	1,764,618
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	05/23/29	1,544	1,567,371
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000	02/15/29	2,143	2,193,296
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	2,953	2,949,439
Gtd. Notes	4.850	01/15/29	3,096	3,171,520

				13,277,512

Transportation 0.8%

Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300	03/15/29	3,071	3,078,030
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.900	12/01/26	977	969,090

				4,047,120

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.200	04/01/27	679	680,224

TOTAL CORPORATE BONDS
(cost $498,078,467)				499,768,245

U.S. TREASURY OBLIGATION 3.9%
U.S. Treasury Notes
(cost $20,242,274)	3.375	11/30/27	20,280	20,268,117

TOTAL LONG-TERM INVESTMENTS
(cost $518,320,741)				520,036,362

			Shares
SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $6,037,904)(wb)			6,037,904	6,037,904

TOTAL INVESTMENTS 99.9%
(cost $524,358,645)				526,074,266
Other assets in excess of liabilities(z) 0.1%				478,387

NET ASSETS 100.0%				$526,552,653

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
32	2 Year U.S. Treasury Notes	Jun. 2026	$6,696,750	$(9,968)
80	5 Year U.S. Treasury Notes	Jun. 2026	8,811,250	(23,005)
8	10 Year U.S. Treasury Notes	Jun. 2026	910,500	(4,066)
7	10 Year U.S. Ultra Treasury Notes	Jun. 2026	817,141	(6,719)
6	20 Year U.S. Treasury Bonds	Jun. 2026	710,813	(7,187)

				$(50,945)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$566,559

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$499,768,245	$—
U.S. Treasury Obligation	—	20,268,117	—
Short-Term Investment
Affiliated Mutual Fund	6,037,904	—	—

Total	$6,037,904	$520,036,362	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(50,945)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 91

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Industry Classification (continued):

Banks	23.5%
Electric	9.2
Real Estate Investment Trusts (REITs)	7.8
Pipelines	5.5
U.S. Treasury Obligation	3.9
Pharmaceuticals	3.8
Agriculture	3.8
Healthcare-Services	3.1
Telecommunications	2.5
Software	2.1
Auto Manufacturers	2.1
Oil & Gas	2.1
Healthcare-Products	2.0
Diversified Financial Services	1.9
Chemicals	1.8
Aerospace & Defense	1.8
Internet	1.8
Insurance	1.6
Computers	1.5
Commercial Services	1.4
Semiconductors	1.3
Packaging & Containers	1.3
Foods	1.2
Affiliated Mutual Fund	1.1
Biotechnology	1.1
Beverages	1.0
Retail	0.8
Lodging	0.8

Investment Companies	0.8%
Transportation	0.8
Electronics	0.6
Machinery-Diversified	0.6
Home Builders	0.5
Leisure Time	0.5
Airlines	0.5
Building Materials	0.5
Real Estate	0.5
Engineering & Construction	0.4
Advertising	0.3
Gas	0.3
Office/Business Equipment	0.3
Iron/Steel	0.3
Mining	0.2
Apparel	0.2
Media	0.2
Miscellaneous Manufacturing	0.2
Electrical Components & Equipment	0.2
Trucking & Leasing	0.1
Oil & Gas Services	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$50,945	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$575
Interest rate contracts	(72,143)	—

Total	$(72,143)	$575

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(42,627)

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,948,607
Futures Contracts - Short Positions (1)	8,057,277
Credit Default Swap Agreements - Sell Protection (1)	66,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 93

PGIM Corporate Bond 0-5 Year ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $518,320,741)	$520,036,362
Affiliated investments (cost $6,037,904)	6,037,904
Receivable for investments sold	5,395,221
Dividends and interest receivable	5,294,187
Tax reclaim receivable	1,466

Total Assets	536,765,140

Liabilities

Payable for investments purchased	10,089,557
Due to broker—variation margin futures	76,435
Management fee payable	46,489
Other liabilities	6

Total Liabilities	10,212,487

Net Assets	$526,552,653

Net assets were comprised of:
Common stock, at par	$10,400
Paid-in capital in excess of par	524,076,706
Total distributable earnings (loss)	2,465,547

Net assets, February 28, 2026	$526,552,653

Net asset value, offering price and redemption price per share.
($526,552,653 ÷ 10,400,000 shares of common stock issued and outstanding)	$50.63

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income

Interest income (net of $37 foreign withholding tax)	$3,926,044

Affiliated dividend income	105,252

Total income	4,031,296

Expenses
Management fee	182,847

Net investment income (loss)	3,848,449

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	241,247
Futures transactions	(72,143)
Swap agreement transactions	575

169,679

Net change in unrealized appreciation (depreciation) on:
Investments	935,515
Futures	(42,627)

892,888

Net gain (loss) on investment transactions	1,062,567

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,911,016

See Notes to Financial Statements.

PGIM Fixed Income ETFs 95

PGIM Corporate Bond 0-5 Year ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	July 29, 2025* through August 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$3,848,449	$523,050

Net realized gain (loss) on investment transactions	169,679	(5,702)

Net change in unrealized appreciation (depreciation) on investments	892,888	771,788

Net increase (decrease) in net assets resulting from operations	4,911,016	1,289,136

Dividends and Distributions

Distributions from distributable earnings	(3,734,605)	—

Fund share transactions

Net proceeds from shares sold (4,600,000 and 875,000 shares, respectively)	232,462,920	43,772,553

Shares sold in-kind (2,975,000 and 1,950,000 shares, respectively)	150,321,419	97,530,214

Net increase (decrease) in net assets from Fund share transactions	382,784,339	141,302,767

Total increase (decrease)	383,960,750	142,591,903

Net Assets:

Beginning of period	142,591,903	—

End of period	$526,552,653	$142,591,903

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Corporate Bond 0-5 Year ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		July 29, 2025(a) through August 31, 2025

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$50.48		$50.00

Income (loss) from investment operations:

Net investment income (loss)	1.03		0.20

Net realized and unrealized gain (loss) on investment transactions	0.28		0.28

Total from investment operations	1.31		0.48

Less Dividends and Distributions:

Dividends from net investment income	(1.14)		-

Distributions from net realized gains	(0.02)		-

Total dividends and distributions	(1.16)		-

Net asset value, end of period	$50.63		$50.48

Total Return(c):	2.64%		0.96%

Ratios/Supplemental Data:

Net assets, end of period (000)	$526,553		$142,592

Average net assets (000)	$184,362		$131,728

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.20	%(e)	0.20	%(e)

Expenses before waivers and/or expense reimbursement	0.20	%(e)	0.20	%(e)

Net investment income (loss)	4.21	%(e)	4.39	%(e)

Portfolio turnover rate(f)	28%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 97

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

CORPORATE BONDS 98.7%

Aerospace & Defense 0.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.250%	02/01/35		2,308	$2,055,420
Sr. Unsec’d. Notes	3.500	03/01/39		1,455	1,219,109

					3,274,529

Agriculture 1.3%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37		2,108	1,967,802
Gtd. Notes	5.350	08/15/32		250	262,476
Gtd. Notes	7.750	10/19/32		1,341	1,579,831
Bunge Ltd. Finance Corp.,
Gtd. Notes	4.200	09/17/29		1,000	1,006,249
Gtd. Notes	4.650	09/17/34		578	574,945
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.250	10/29/32		1,502	1,497,713

					6,889,016

Airlines 0.4%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28		2,399	2,414,152

Apparel 0.2%

Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700	10/07/30		805	809,640
Gtd. Notes, 144A	5.400	10/07/35		61	61,632

					871,272

Auto Manufacturers 2.5%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.850	05/17/27		560	569,127
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.350	01/08/31		9,911	9,017,728
Sr. Unsec’d. Notes	5.450	01/08/36		1,194	1,214,734
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/11/36		2,000	2,017,688
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.650	03/25/32		800	836,378

					13,655,655

Auto Parts & Equipment 0.7%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	5.150	09/13/34		500	512,890
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	5.875	06/01/35		3,144	3,368,397

					3,881,287

Banks 21.5%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.127	11/06/35		800	805,183
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30	(oo)	2,166	2,224,734
Sr. Unsec’d. Notes	5.288(ff)	04/25/34		5,665	5,881,257
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33		2,919	2,696,711

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sub. Notes	5.518%(ff)	10/25/35		6,508	$6,682,807
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26	(oo)	3,143	3,140,218
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85		705	737,186
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.207(ff)	02/24/37		2,470	2,463,560
Sr. Unsec’d. Notes	6.224(ff)	05/09/34		1,210	1,306,715
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	4.916(ff)	01/15/34		750	753,368
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.417(ff)	01/13/37		465	467,462
Canadian Imperial Bank of Commerce (Canada),
Jr. Sub. Notes	6.950(ff)	01/28/85		200	205,000
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31	(oo)	105	107,718
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		3,346	3,095,103
Sr. Unsec’d. Notes	5.174(ff)	09/11/36		2,322	2,361,130
Sub. Notes	6.020(ff)	01/24/36		7,056	7,404,428
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	5.261(ff)	01/12/37		500	504,974
Deutsche Bank AG (Germany),
Sub. Notes	3.729(ff)	01/14/32		280	266,398
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		1,654	1,733,647
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		3,452	3,169,633
Sr. Unsec’d. Notes	3.102(ff)	02/24/33		4,378	4,059,200
Sub. Notes	6.750	10/01/37		4,931	5,526,005
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	5.133(ff)	11/06/36		455	459,260
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.023(ff)	05/17/33		3,636	3,710,015
Sub. Notes	5.605(ff)	01/28/41		2,965	2,978,367
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.502(ff)	01/24/36		10,217	10,740,385
Sub. Notes	5.576(ff)	07/23/36		7,825	8,132,748
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.057(ff)	01/14/37		540	545,988
Morgan Stanley,
Sr. Unsec’d. Notes	5.073(ff)	01/30/37		2,425	2,445,461
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		12,145	11,007,941
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34		5,208	5,390,147
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		645	598,749
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.046(ff)	01/15/37		1,335	1,350,923
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85		200	204,110
Sr. Unsec’d. Notes	4.928	10/15/35		2,205	2,221,864
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	5.199(ff)	08/10/37		465	468,698
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34		4,140	4,312,276
Sr. Unsec’d. Notes, MTN	4.897(ff)	07/25/33		932	950,271
Sr. Unsec’d. Notes, MTN	5.557(ff)	07/25/34		5,634	5,925,292

					117,034,932

See Notes to Financial Statements.

PGIM Fixed Income ETFs 99

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.8%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	4,278	$4,292,856

Biotechnology 0.8%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.300	02/25/31	2,778	2,553,095
Sr. Unsec’d. Notes	5.250	03/02/33	1,704	1,783,352

				4,336,447

Building Materials 0.2%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	5.250	09/15/35	1,211	1,249,744

Chemicals 1.7%

CF Industries, Inc.,
Gtd. Notes	5.150	03/15/34	1,528	1,554,360
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.319	11/15/38	479	485,156
EIDP, Inc.,
Sr. Unsec’d. Notes	5.125	05/15/32	2,437	2,527,711
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.400	06/21/34	1,682	1,757,853
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	7.378	11/14/32	2,437	2,787,587

				9,112,667

Commercial Services 1.4%

Global Payments, Inc.,
Sr. Unsec’d. Notes	4.875	11/15/30	3,811	3,806,017
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.500	01/15/31	1,810	1,831,165
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	5.125	03/15/36	2,185	2,180,625

				7,817,807

Computers 0.3%

Leidos, Inc.,
Gtd. Notes	5.000	03/15/36	1,545	1,541,412

Diversified Financial Services 2.4%

Ally Financial, Inc.,
Sr. Unsec’d. Notes	5.543(ff)	01/17/31	1,680	1,726,923
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	1,622	1,622,708
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.377(ff)	06/08/34	5,929	6,429,159
Citadel Finance LLC,
Gtd. Notes, 144A	5.150	02/14/31	255	253,837
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	1,406	1,249,472
Sr. Unsec’d. Notes	5.500	02/15/36	395	387,526
Western Union Co. (The),
Sr. Unsec’d. Notes	4.750	06/15/29	1,660	1,663,370

				13,332,995

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 8.9%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.700%	05/15/34	1,232	$1,303,635
Arizona Public Service Co.,
Sr. Unsec’d. Notes	5.550	08/01/33	3,704	3,890,887
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	4.850	04/01/36	1,580	1,585,659
Commonwealth Edison Co.,
First Mortgage	4.900	02/01/33	1,437	1,478,719
Duke Energy Indiana LLC,
First Mortgage	5.250	03/01/34	1,704	1,791,575
Entergy Louisiana LLC,
First Mortgage	3.100	06/15/41	3,808	2,945,489
Evergy Metro, Inc.,
First Mortgage	5.125	08/15/35	1,533	1,557,586
Florida Power & Light Co.,
First Mortgage	5.100	04/01/33	3,007	3,128,727
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	5.700	10/15/33	1,536	1,633,720
NSTAR Electric Co.,
Sr. Unsec’d. Notes	5.400	06/01/34	2,337	2,445,297
Ohio Power Co.,
Sr. Unsec’d. Notes	5.650	06/01/34	1,856	1,959,068
Pacific Gas & Electric Co.,
First Mortgage	6.150	01/15/33	2,178	2,340,286
Sr. Sec’d. Notes	3.250	06/01/31	5,045	4,753,170
PacifiCorp,
First Mortgage	5.250	06/15/35	1,704	1,710,085
Public Service Co. of Colorado,
First Mortgage	5.350	05/15/34	2,150	2,238,682
Public Service Electric & Gas Co.,
First Mortgage, MTN	4.900	12/15/32	2,045	2,112,726
Puget Energy, Inc.,
Sr. Sec’d. Notes	5.725	03/15/35	1,922	1,987,619
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	1,771	1,748,875
Southern California Edison Co.,
First Mortgage	2.250	06/01/30	1,473	1,354,539
First Mortgage	5.450	06/01/31	1,571	1,643,176
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.300	08/15/33	2,463	2,576,581
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	5.250	10/15/35	2,140	2,146,912

				48,333,013

Engineering & Construction 0.4%

Jacobs Solutions, Inc.,
Gtd. Notes	5.375	03/03/36	2,000	1,997,622

Foods 2.0%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	5.750	04/01/33	1,467	1,543,015
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	5.200	03/01/35	3,396	3,517,711
Pilgrim’s Pride Corp.,
Gtd. Notes	6.250	07/01/33	2,157	2,323,481

See Notes to Financial Statements.

PGIM Fixed Income ETFs 101

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625%	09/13/31	2,189	$1,967,506
Gtd. Notes, 144A	5.200	04/01/29	1,622	1,655,926

				11,007,639

Gas 1.5%

Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	5.400	06/15/33	1,919	2,016,941
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	6,040	6,208,404

				8,225,345

Healthcare-Products 0.8%

Abbott Laboratories,
Sr. Unsec’d. Notes	4.650	03/15/36	2,555	2,553,580
Alcon Finance Corp.,
Gtd. Notes, 144A	5.375	12/06/32	330	346,967
Baxter International, Inc.,
Sr. Unsec’d. Notes	4.900	12/15/30	1,211	1,218,020
Sr. Unsec’d. Notes	5.650	12/15/35	17	17,290

				4,135,857

Healthcare-Services 3.4%

Cigna Group (The),
Gtd. Notes	4.800	08/15/38	3,071	2,973,647
CommonSpirit Health,
Sec’d. Notes	4.975	09/01/35	1,788	1,799,179
Elevance Health, Inc.,
Sr. Unsec’d. Notes	5.950	12/15/34	1,238	1,336,362
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	5.450	06/15/34	2,234	2,291,277
Humana, Inc.,
Sr. Unsec’d. Notes	5.375	04/15/31	3,086	3,180,351
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	89	66,939
Sr. Unsec’d. Notes	5.000	04/15/34	4,245	4,355,002
Sr. Unsec’d. Notes	6.875	02/15/38	2,322	2,696,488

				18,699,245

Home Builders 0.1%

Meritage Homes Corp.,
Gtd. Notes, 144A	3.875	04/15/29	772	763,685

Insurance 3.7%

American International Group, Inc.,
Sr. Unsec’d. Notes	5.450	05/07/35	1,432	1,493,491
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	5.000	02/15/32	1,333	1,360,299
Chubb INA Holdings LLC,
Gtd. Notes	4.900	08/15/35	922	936,206
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A	4.900	08/21/32	933	940,740
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.750	05/20/35	4,223	4,399,932
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.400	03/01/32	1,452	1,337,800

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	5.000%	03/15/35	3,946	$4,015,381
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.450	01/13/31	1,750	1,764,156
Unum Group,
Sr. Unsec’d. Notes	5.250	12/15/35	4,000	3,965,190

				20,213,195

Internet 2.4%

Alphabet, Inc.,
Sr. Unsec’d. Notes	1.900	08/15/40	1,000	690,412
Sr. Unsec’d. Notes	4.700	11/15/35	1,988	2,012,477
Sr. Unsec’d. Notes	4.800	02/15/36	610	619,925
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.650	11/20/35	3,653	3,670,086
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	787	835,764
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.875	11/15/35	5,055	5,101,715

				12,930,379

Investment Companies 0.7%

Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A	5.700	01/23/31	1,355	1,344,333
Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A	5.150	01/15/31	2,230	2,161,509
Goldman Sachs Private Credit Corp.,
Sr. Unsec’d. Notes, 144A	5.875	01/31/31	375	368,571

				3,874,413

Leisure Time 0.8%

Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	3.050	02/14/27	3,088	3,052,441
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	1,064	1,109,217

				4,161,658

Lodging 0.6%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.400	12/15/35	844	861,250
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.500	05/01/33	2,175	2,168,976

				3,030,226

Machinery-Construction & Mining 0.3%

Vertiv Holdings Co.,
Sr. Unsec’d. Notes	4.850	03/15/36	1,705	1,698,356

Media 2.3%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	4,260	3,872,843
Sr. Sec’d. Notes	6.650	02/01/34	1,800	1,912,694

See Notes to Financial Statements.

PGIM Fixed Income ETFs 103

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Comcast Corp.,
Gtd. Notes(k)	5.300%	06/01/34	4,804	$5,015,809
News Corp.,
Gtd. Notes, 144A	5.125	02/15/32	1,520	1,510,867

				12,312,213

Mining 1.1%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	2,163	2,268,163
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/33	1,437	1,581,623
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	2,482	2,267,982

				6,117,768

Miscellaneous Manufacturing 0.3%

Textron, Inc.,
Sr. Unsec’d. Notes	6.100	11/15/33	1,522	1,664,499

Office/Business Equipment 0.3%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.276	12/01/28	1,437	1,401,792

Oil & Gas 3.6%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.250	10/30/35	150	149,315
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	450	475,843
BP Capital Markets America, Inc.,
Gtd. Notes	3.060	06/17/41	1,571	1,225,972
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.450	06/30/33	5,208	5,709,597
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	1,784	1,617,339
ConocoPhillips Co.,
Gtd. Notes	5.000	01/15/35	1,454	1,494,975
Gtd. Notes	6.800	03/15/32	480	528,147
Diamondback Energy, Inc.,
Gtd. Notes	6.250	03/15/33	2,534	2,768,889
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.350	01/15/36	1,571	1,632,095
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	3.649	04/29/31	3,155	3,007,720
TotalEnergies Capital USA LLC (France),
Gtd. Notes	4.569	01/13/33	1,230	1,246,511

				19,856,403

Packaging & Containers 1.2%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	4.750	03/30/31	1,944	1,972,825
Berry Global, Inc.,
Sr. Sec’d. Notes	5.800	06/15/31	4,037	4,300,598

				6,273,423

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	3,571	$3,230,672
Sr. Unsec’d. Notes	5.200	03/15/35	1,871	1,948,935
Cencora, Inc.,
Sr. Unsec’d. Notes	4.600	02/13/33	400	402,841
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	1,571	1,499,212
Sr. Unsec’d. Notes	5.250	01/30/31	1,452	1,511,784
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.700	02/09/34	1,355	1,389,153
Sr. Unsec’d. Notes	4.900	10/15/35	3,588	3,674,525
EMD Finance LLC (Germany),
Gtd. Notes, 144A	5.000	10/15/35	355	357,446
Merck & Co., Inc.,
Gtd. Notes	4.950	09/15/35	1,758	1,802,320
Sr. Unsec’d. Notes	4.750	12/04/35	2,205	2,226,360
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	1,341	1,056,096

				19,099,344

Pipelines 6.1%

DCP Midstream Operating LP,
Gtd. Notes	3.250	02/15/32	2,163	2,014,605
DT Midstream, Inc.,
Gtd. Notes, 144A	4.125	06/15/29	1,815	1,801,721
Enbridge, Inc. (Canada),
Gtd. Notes	5.625	04/05/34	2,345	2,479,625
Energy Transfer LP,
Sr. Unsec’d. Notes	5.600	09/01/34	2,236	2,337,260
Enterprise Products Operating LLC,
Gtd. Notes	5.350	01/31/33	2,934	3,099,655
Gtd. Notes, Series E	5.250(ff)	08/16/77	1,771	1,775,445
MPLX LP,
Sr. Unsec’d. Notes	5.500	06/01/34	2,874	2,978,472
ONEOK, Inc.,
Gtd. Notes	5.050	11/01/34	1,571	1,576,597
Gtd. Notes	6.050	09/01/33	2,004	2,152,202
Targa Resources Corp.,
Gtd. Notes	5.550	08/15/35	5,637	5,842,048
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,571	1,551,695
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.600	03/15/35	3,682	3,867,968
Sr. Unsec’d. Notes	5.650	03/15/33	1,521	1,608,859

				33,086,152

Real Estate 0.6%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	2,755	2,499,777
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	600	600,760

				3,100,537

Real Estate Investment Trusts (REITs) 9.2%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33	4,464	3,708,646

See Notes to Financial Statements.

PGIM Fixed Income ETFs 105

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes	5.000%	08/01/35	1,696	$1,732,987
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	5.500	02/15/34	1,584	1,647,765
Broadstone Net Lease LLC,
Gtd. Notes	5.000	11/01/32	56	56,594
COPT Defense Properties LP,
Gtd. Notes	4.500	10/15/30	78	78,345
Cousins Properties LP,
Gtd. Notes	4.875	03/01/33	415	411,327
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	1,934	1,765,660
Healthpeak OP LLC,
Gtd. Notes	5.250	12/15/32	4,404	4,548,417
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	2,194	2,104,013
Invitation Homes Operating Partnership LP,
Gtd. Notes	5.500	08/15/33	1,934	1,997,817
Kimco Realty OP LLC,
Gtd. Notes	6.400	03/01/34	1,687	1,877,291
Lineage OP LP,
Gtd. Notes	5.250	07/15/30	682	695,426
Prologis LP,
Sr. Unsec’d. Notes	5.125	01/15/34	5,945	6,157,145
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	3,249	2,737,768
Regency Centers LP,
Gtd. Notes	4.500	03/15/33	1,930	1,929,656
Simon Property Group LP,
Sr. Unsec’d. Notes	4.300	01/15/31	3,750	3,771,867
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	6,054	5,556,191
Ventas Realty LP,
Gtd. Notes	5.625	07/01/34	946	995,556
VICI Properties LP,
Sr. Unsec’d. Notes	5.125	11/15/31	1,808	1,839,799
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27	591	596,437
Welltower OP LLC,
Gtd. Notes	2.750	01/15/31	1,055	991,896
Gtd. Notes	4.500	07/01/30	2,133	2,170,376
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	3,045	2,595,288

				49,966,267

Retail 0.4%

AutoNation, Inc.,
Sr. Unsec’d. Notes	2.400	08/01/31	2,534	2,278,192
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	6.300	10/15/37	57	64,321

				2,342,513

Semiconductors 2.0%

Broadcom, Inc.,
Sr. Unsec’d. Notes	3.469	04/15/34	7,200	6,652,581
Sr. Unsec’d. Notes	4.600	01/15/33	2,265	2,289,063

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	5.500%	01/25/31	425	$443,487
Sr. Sec’d. Notes, 144A	5.900	01/25/33	600	635,498
Intel Corp.,
Sr. Unsec’d. Notes	4.150	08/05/32	702	686,208

				10,706,837

Software 3.5%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.250	08/11/35	3,127	3,127,244
MSCI, Inc.,
Gtd. Notes, 144A	3.875	02/15/31	3,639	3,486,194
Oracle Corp.,
Sr. Unsec’d. Notes	3.850	07/15/36	932	794,917
Sr. Unsec’d. Notes	5.700	02/04/36	4,730	4,731,562
Sr. Unsec’d. Notes	6.250	11/09/32	1,467	1,549,373
Synopsys, Inc.,
Sr. Unsec’d. Notes	5.000	04/01/32	2,015	2,077,396
Workday, Inc.,
Sr. Unsec’d. Notes	3.800	04/01/32	3,571	3,390,460

				19,157,146

Telecommunications 4.2%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	1,058	916,601
Sr. Unsec’d. Notes	5.400	02/15/34	4,334	4,540,307
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.550	08/15/35	1,696	1,784,993
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	946	965,805
T-Mobile USA, Inc.,
Gtd. Notes	5.125	05/15/32	10,786	11,194,486
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	3,000	2,676,758
Sr. Unsec’d. Notes	2.550	03/21/31	954	882,492

				22,961,442

TOTAL CORPORATE BONDS (cost $532,420,081)				536,821,740

MUNICIPAL BOND 0.1%

Texas

Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2
(cost $460,724)	5.169	04/01/41	450	468,897

TOTAL LONG-TERM INVESTMENTS (cost $532,880,805)				537,290,637

See Notes to Financial Statements.

PGIM Fixed Income ETFs 107

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $4,854,581)(wb)	4,854,581	$4,854,581

TOTAL INVESTMENTS 99.7% (cost $537,735,386)		542,145,218
Other assets in excess of liabilities(z) 0.3%		1,616,790

NET ASSETS 100.0%		$543,762,008

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
92	5 Year U.S. Treasury Notes	Jun. 2026	$10,132,938	$29,791
448	10 Year U.S. Treasury Notes	Jun. 2026	50,988,000	277,660

				307,451

Short Positions:
35	2 Year U.S. Treasury Notes	Jun. 2026	7,324,570	(11,684)
149	10 Year U.S. Ultra Treasury Notes	Jun. 2026	17,393,423	(118,367)
111	20 Year U.S. Treasury Bonds	Jun. 2026	13,150,031	(150,161)

				(280,212)

				$27,239

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$580,514

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$536,821,740	$—
Municipal Bond	—	468,897	—

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$4,854,581	$—	$—

Total	$4,854,581	$537,290,637	$—

Other Financial Instruments*
Assets
Futures Contracts	$307,451	$—	$—

Liabilities
Futures Contracts	$(280,212)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Banks	21.5%
Real Estate Investment Trusts (REITs)	9.2
Electric	8.9
Pipelines	6.1
Telecommunications	4.2
Insurance	3.7
Oil & Gas	3.6
Software	3.5
Pharmaceuticals	3.5
Healthcare-Services	3.4
Auto Manufacturers	2.5
Diversified Financial Services	2.4
Internet	2.4
Media	2.3
Foods	2.0
Semiconductors	2.0
Chemicals	1.7
Gas	1.5
Commercial Services	1.4
Agriculture	1.3
Packaging & Containers	1.2
Mining	1.1
Affiliated Mutual Fund	0.9
Biotechnology	0.8
Beverages	0.8

Leisure Time	0.8%
Healthcare-Products	0.8
Auto Parts & Equipment	0.7
Investment Companies	0.7
Aerospace & Defense	0.6
Real Estate	0.6
Lodging	0.6
Airlines	0.4
Retail	0.4
Engineering & Construction	0.4
Machinery-Construction & Mining	0.3
Miscellaneous Manufacturing	0.3
Computers	0.3
Office/Business Equipment	0.3
Building Materials	0.2
Apparel	0.2
Home Builders	0.1
Municipal Bond	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$307,451*	Due from/to broker-variation margin futures	$280,212	*

See Notes to Financial Statements.

PGIM Fixed Income ETFs 109

PGIM Corporate Bond 5-10 Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$5,737

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(23,402)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$34,470,303
Futures Contracts - Short Positions (1)	20,884,107

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $532,880,805)	$537,290,637
Affiliated investments (cost $4,854,581)	4,854,581
Receivable for investments sold	10,678,136
Dividends and interest receivable	5,883,870
Due from broker—variation margin futures	45,982
Tax reclaim receivable	494

Total Assets	558,753,700

Liabilities

Payable for investments purchased	14,918,237
Management fee payable	73,455

Total Liabilities	14,991,692

Net Assets	$543,762,008

Net assets were comprised of:
Common stock, at par	$10,600
Paid-in capital in excess of par	537,600,487
Total distributable earnings (loss)	6,150,921

Net assets, February 28, 2026	$543,762,008

Net asset value, offering price and redemption price per share.
($543,762,008 ÷ 10,600,000 shares of common stock issued and outstanding)	$51.30

See Notes to Financial Statements.

PGIM Fixed Income ETFs 111

PGIM Corporate Bond 5-10 Year ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$4,527,434
Affiliated dividend income	69,479

Total income	4,596,913

Expenses
Management fee	232,173

Net investment income (loss)	4,364,740

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	550,819
Futures transactions	5,737

556,556

Net change in unrealized appreciation (depreciation) on:
Investments	3,397,888
Futures	(23,402)

3,374,486

Net gain (loss) on investment transactions	3,931,042

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,295,782

See Notes to Financial Statements.

PGIM Corporate Bond 5-10 Year ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	July 29, 2025* through August 31, 2025
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$4,364,740	$583,509

Net realized gain (loss) on investment transactions	556,556	119,204

Net change in unrealized appreciation (depreciation) on investments	3,374,486	1,062,585

Net increase (decrease) in net assets resulting from operations	8,295,782	1,765,298

Dividends and Distributions

Distributions from distributable earnings	(3,910,159)	—

Fund share transactions

Net proceeds from shares sold (1,725,000 and 750,000 shares, respectively)	87,878,786	37,506,563

Shares sold in-kind (5,975,000 and 2,150,000 shares, respectively)	304,821,674	107,404,064

Net increase (decrease) in net assets from Fund share transactions	392,700,460	144,910,627

Total increase (decrease)	397,086,083	146,675,925

Net Assets:

Beginning of period	146,675,925	—

End of period	$543,762,008	$146,675,925

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 113

PGIM Corporate Bond 5-10 Year ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		July 29, 2025(a) through August 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.58		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.20		0.22
Net realized and unrealized gain (loss) on investment transactions	0.83		0.36
Total from investment operations	2.03		0.58
Less Dividends and Distributions:
Dividends from net investment income	(1.25)		-
Distributions from net realized gains	(0.06)		-
Total dividends and distributions	(1.31)		-
Net asset value, end of period	$51.30		$50.58
Total Return(c):	4.08%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$543,762		$146,676
Average net assets (000)	$187,278		$135,451
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.25	%(e)	0.25	%(e)
Expenses before waivers and/or expense reimbursement	0.25	%(e)	0.25	%(e)
Net investment income (loss)	4.70	%(e)	4.76	%(e)
Portfolio turnover rate(f)	32%		10%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

CORPORATE BONDS 93.7%

Aerospace & Defense 2.9%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.930%	05/01/60	1,635	$1,641,314
RTX Corp.,
Sr. Unsec’d. Notes	4.500	06/01/42	615	565,405

				2,206,719

Auto Parts & Equipment 0.4%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	3.100	12/01/51	445	290,592

Banks 16.8%

Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,995	1,617,242
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.785(ff)	02/25/36	400	418,917
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	400	368,520
Citigroup, Inc.,
Sub. Notes	5.827(ff)	02/13/35	1,125	1,171,458
Sub. Notes	6.020(ff)	01/24/36	570	598,147
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	5.734(ff)	01/28/56	1,125	1,140,843
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A	7.800	11/28/53	200	249,256
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	615	560,014
Sr. Unsec’d. Notes	5.400	01/06/42	2,355	2,411,818
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,060	835,536
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	2,355	1,509,346
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	2,630	2,051,416

				12,932,513

Beverages 1.8%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	1,465	1,376,015

Biotechnology 1.7%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53	1,295	1,292,430

Building Materials 0.4%

Owens Corning,
Sr. Unsec’d. Notes	7.000	12/01/36	275	316,092

Chemicals 1.0%

CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44	240	229,372
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	381	351,397
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.000	12/15/42	275	230,793

				811,562

See Notes to Financial Statements.

PGIM Fixed Income ETFs 115

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 1.8%

Duke University,
Unsec’d. Notes, Series 2020	2.832%	10/01/55	215	$140,917
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes	5.618	06/01/55	450	480,155
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	730	463,129
Trustees of Princeton University (The),
Unsec’d. Notes	4.201	03/01/52	155	132,814
Washington University (The),
Sr. Unsec’d. Notes	4.349	04/15/2122	175	137,618

				1,354,633

Computers 0.8%

Apple, Inc.,
Sr. Unsec’d. Notes	3.850	05/04/43	645	552,963
International Business Machines Corp.,
Sr. Unsec’d. Notes	5.800	02/03/56	100	100,117

				653,080

Electric 14.4%

AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series H	3.450	01/15/50	510	356,763
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.800	06/15/49	510	392,563
Ameren Illinois Co.,
First Mortgage	5.625	03/01/55	610	617,021
Commonwealth Edison Co.,
First Mortgage	4.000	03/01/49	910	731,015
Dominion Energy South Carolina, Inc.,
First Mortgage	6.250	10/15/53	500	544,375
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	615	484,472
Duke Energy Indiana LLC,
First Mortgage	5.400	04/01/53	615	595,275
Duke Energy Ohio, Inc.,
First Mortgage	5.550	03/15/54	1,060	1,052,639
Entergy Louisiana LLC,
First Mortgage	3.100	06/15/41	680	525,980
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	445	396,369
Florida Power & Light Co.,
First Mortgage	4.125	02/01/42	1,465	1,294,415
Kentucky Utilities Co.,
First Mortgage	5.850	08/15/55	35	36,040
Louisville Gas & Electric Co.,
First Mortgage	5.850	08/15/55	40	41,026
Nevada Power Co.,
General Ref. Mortgage	6.000	03/15/54	615	636,170
Northern States Power Co.,
First Mortgage	5.650	06/15/54	955	971,910
NSTAR Electric Co.,
Sr. Unsec’d. Notes	4.950	09/15/52	340	310,845
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	400	304,379
Public Service Co. of Colorado,
First Mortgage	5.850	05/15/55	270	275,899
First Mortgage, Series 39	4.500	06/01/52	85	72,025

See Notes to Financial Statements.

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

San Diego Gas & Electric Co.,
First Mortgage	5.350%	04/01/53	292	$278,821
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	5.341	03/15/47	74	75,539
Sr. Sec’d. Notes	5.541	09/15/52	40	40,995
Southern California Edison Co.,
First Mortgage, Series 20A	2.950	02/01/51	1,265	791,872
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	5.250	10/15/35	245	245,791

				11,072,199

Electronics 0.3%

Honeywell International, Inc.,
Sr. Unsec’d. Notes	5.350	03/01/64	275	265,934

Foods 1.2%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	6.500	12/01/52	275	289,485
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	5.700	05/01/55	615	623,599

				913,084

Healthcare-Products 0.2%

Abbott Laboratories,
Sr. Unsec’d. Notes	5.500	03/15/56	100	100,381
Sr. Unsec’d. Notes	5.600	03/15/66	95	95,091

				195,472

Healthcare-Services 7.2%

Children’s Hospital of Philadelphia (The),
Sec’d. Notes, Series 2020	2.704	07/01/50	155	100,155
Cigna Group (The),
Sr. Unsec’d. Notes	3.400	03/15/50	785	556,259
Elevance Health, Inc.,
Sr. Unsec’d. Notes	5.100	01/15/44	785	745,123
Humana, Inc.,
Sr. Unsec’d. Notes	4.950	10/01/44	445	387,647
Inova Health System Foundation,
Unsec’d. Notes	4.068	05/15/52	250	203,622
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	3.002	06/01/51	560	378,746
Mayo Clinic,
Unsec’d. Notes, Series 2021	3.196	11/15/61	250	165,912
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	235	165,524
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	5.475	10/01/35	90	95,736
Roche Holdings, Inc.,
Gtd. Notes, 144A	2.607	12/13/51	200	125,192
Sentara Health,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	216	143,417
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	500	340,919

See Notes to Financial Statements.

PGIM Fixed Income ETFs 117

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Sutter Health,
Unsec’d. Notes	5.547%	08/15/53	95	$97,554
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.750	05/15/52	2,355	2,048,045

				5,553,851

Insurance 5.3%

Arch Capital Group Ltd.,
Sr. Unsec’d. Notes	3.635	06/30/50	445	330,955
Chubb INA Holdings LLC,
Gtd. Notes	3.050	12/15/61	275	172,586
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	4.350	04/05/42	373	320,168
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125	10/15/52	445	282,065
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.750	05/20/35	1,450	1,510,751
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	340	322,052
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.450	05/07/52	381	263,226
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	615	600,089
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	3.550	03/30/52	381	274,200

				4,076,092

Internet 3.0%

Alphabet, Inc.,
Sr. Unsec’d. Notes	5.300	05/15/65	890	843,133
Sr. Unsec’d. Notes	5.500	02/15/46	40	40,777
Sr. Unsec’d. Notes	5.650	02/15/56	65	66,471
Sr. Unsec’d. Notes	5.750	02/15/66	40	40,729
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	441	468,325
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	5.750	11/15/65	870	846,938

				2,306,373

Machinery-Construction & Mining 0.2%

Vertiv Holdings Co.,
Sr. Unsec’d. Notes	5.650	03/15/46	50	49,644
Sr. Unsec’d. Notes	5.800	03/15/56	20	20,022
Sr. Unsec’d. Notes	5.950	03/15/66	120	119,503

				189,169

Media 3.5%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.400	12/01/61	2,235	1,497,606
Comcast Corp.,
Gtd. Notes	2.937	11/01/56	2,115	1,232,340

				2,729,946

See Notes to Financial Statements.

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.5%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750%	05/01/43	340	$351,711

Oil & Gas 6.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.800	10/01/54	500	470,107
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	1,465	1,565,563
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	445	323,324
ConocoPhillips Co.,
Gtd. Notes	4.025	03/15/62	680	505,015
Gtd. Notes	5.650	01/15/65	100	98,090
Diamondback Energy, Inc.,
Gtd. Notes	5.750	04/18/54	340	331,682
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	6.500	03/01/41	340	371,612
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.400	04/15/46	400	327,410
Ovintiv, Inc.,
Gtd. Notes	7.100	07/15/53	340	379,365
Phillips 66 Co.,
Gtd. Notes	4.900	10/01/46	290	258,581
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	6.500	05/22/35	400	431,345

				5,062,094

Pharmaceuticals 3.1%

AbbVie, Inc.,
Sr. Unsec’d. Notes	5.600	03/15/55	955	965,419
CVS Health Corp.,
Sr. Unsec’d. Notes	5.625	02/21/53	510	485,343
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.950	02/27/63	275	249,784
Sr. Unsec’d. Notes	5.550	10/15/55	25	25,398
Sr. Unsec’d. Notes	5.650	10/15/65	25	25,295
Merck & Co., Inc.,
Sr. Unsec’d. Notes	5.700	12/04/65	75	75,313
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	445	367,894
Takeda US Financing, Inc.,
Gtd. Notes	5.200	07/07/35	200	205,647

				2,400,093

Pipelines 7.9%

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.695	10/01/54	275	271,246
DCP Midstream Operating LP,
Gtd. Notes	5.600	04/01/44	340	336,780
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	01/15/43	1,200	1,091,026
Enterprise Products Operating LLC,
Gtd. Notes(k)	4.850	08/15/42	1,295	1,221,875
MPLX LP,
Sr. Unsec’d. Notes	4.700	04/15/48	890	751,679
ONEOK, Inc.,
Gtd. Notes	6.625	09/01/53	790	837,547

See Notes to Financial Statements.

PGIM Fixed Income ETFs 119

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Targa Resources Corp.,
Gtd. Notes	6.050%	05/15/56	135	$134,676
Gtd. Notes	6.125	05/15/55	205	207,296
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.800	11/15/54	1,235	1,229,900

				6,082,025

Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	5.250	03/15/36	680	679,810
Prologis LP,
Sr. Unsec’d. Notes	2.125	10/15/50	590	324,094

				1,003,904

Retail 1.4%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.625	04/15/52	530	393,239
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.450	04/01/62	30	23,772
Sr. Unsec’d. Notes	5.850	04/01/63	275	274,105
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	4.450	03/01/47	445	388,327

				1,079,443

Semiconductors 2.4%
Broadcom, Inc.,
Gtd. Notes	3.500	02/15/41	890	737,703
Sr. Unsec’d. Notes	4.900	02/15/38	390	387,962
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	6.300	01/25/39	200	215,496
Intel Corp.,
Sr. Unsec’d. Notes	3.734	12/08/47	675	487,845

				1,829,006

Software 3.3%
Microsoft Corp.,
Sr. Unsec’d. Notes	3.041	03/17/62	1,405	881,736
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	875	547,137
Sr. Unsec’d. Notes	3.650	03/25/41	825	612,755
Sr. Unsec’d. Notes	5.375	09/27/54	90	72,586
Sr. Unsec’d. Notes	6.550	02/04/46	50	48,785
Sr. Unsec’d. Notes	6.700	02/04/56	110	106,604
Sr. Unsec’d. Notes	6.850	02/04/66	250	239,744

				2,509,347

Telecommunications 3.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	2,525	1,707,524
T-Mobile USA, Inc.,
Gtd. Notes	3.300	02/15/51	680	462,162
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.000	11/20/60	890	530,570

				2,700,256

See Notes to Financial Statements.

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.4%
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.700%	03/15/53	445	$328,408

Water 0.4%
American Water Capital Corp.,
Sr. Unsec’d. Notes	4.200	09/01/48	420	347,738

TOTAL CORPORATE BONDS
(cost $70,569,098)				72,229,781

MUNICIPAL BONDS 1.3%

California 0.3%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series N	3.256	05/15/60	150	100,558
University of California,
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	155	131,486

				232,044

District of Columbia 0.2%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814	10/01/2114	195	171,878

Maryland 0.1%
Maryland Economic Development Corp.,
Taxable, Revenue Bonds	5.433	05/31/56	125	125,335

Michigan 0.2%
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	160	130,064

Minnesota 0.2%
University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52	161	134,770

New York 0.2%
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	155	135,654

Pennsylvania 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D	2.840	09/01/50	120	84,007

TOTAL MUNICIPAL BONDS
(cost $964,839)				1,013,752

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Bonds	4.625	05/15/44	535	541,186
U.S. Treasury Bonds(k)	4.750	02/15/45	1,740	1,783,772
U.S. Treasury Bonds	4.750	08/15/55	145	147,674
U.S. Treasury Bonds	5.000	05/15/45	555	586,739

TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,955,791)				3,059,371

TOTAL LONG-TERM INVESTMENTS
(cost $74,489,728)				76,302,904

See Notes to Financial Statements.

PGIM Fixed Income ETFs 121

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $316,756)(wb)	316,756	$316,756

TOTAL INVESTMENTS 99.4%
(cost $74,806,484)		76,619,660
Other assets in excess of liabilities(z) 0.6%		468,654

NET ASSETS 100.0%		$77,088,314

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	10 Year U.S. Ultra Treasury Notes	Jun. 2026	$2,801,625	$19,753
64	20 Year U.S. Treasury Bonds	Jun. 2026	7,582,000	69,447

				89,200

Short Positions:
1	2 Year U.S. Treasury Notes	Jun. 2026	209,273	(359)
6	5 Year U.S. Treasury Notes	Jun. 2026	660,844	(2,257)
28	10 Year U.S. Treasury Notes	Jun. 2026	3,186,750	(13,820)
55	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	6,687,656	(82,260)

				(98,696)

				$(9,496)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$536,303

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$72,229,781	$—
Municipal Bonds	—	1,013,752	—

See Notes to Financial Statements.

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
U.S. Treasury Obligations	$—	$3,059,371	$—
Short-Term Investment
Affiliated Mutual Fund	316,756	—	—

Total	$316,756	$76,302,904	$—

Other Financial Instruments*
Assets
Futures Contracts	$89,200	$—	$—

Liabilities
Futures Contracts	$(98,696)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Banks	16.8%
Electric	14.4
Pipelines	7.9
Healthcare-Services	7.2
Oil & Gas	6.6
Insurance	5.3
U.S. Treasury Obligations	4.0
Media	3.5
Telecommunications	3.5
Software	3.3
Pharmaceuticals	3.1
Internet	3.0
Aerospace & Defense	2.9
Semiconductors	2.4
Beverages	1.8
Commercial Services	1.8
Biotechnology	1.7
Retail	1.4
Municipal Bonds	1.3

Real Estate Investment Trusts (REITs)	1.3%
Foods	1.2
Chemicals	1.0
Computers	0.8
Mining	0.5
Water	0.4
Transportation	0.4
Affiliated Mutual Fund	0.4
Building Materials	0.4
Auto Parts & Equipment	0.4
Electronics	0.3
Healthcare-Products	0.2
Machinery-Construction & Mining	0.2

99.4
Other assets in excess of liabilities	0.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$89,200*	Due from/to broker-variation margin futures	$98,696*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 123

PGIM Corporate Bond 10+ Year ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,814)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(58,745)

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$12,208,901
Futures Contracts - Short Positions (1)	11,898,784

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Corporate Bond 10+ Year ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $74,489,728)	$76,302,904
Affiliated investments (cost $316,756)	316,756
Interest receivable	1,067,247

Total Assets	77,686,907

Liabilities
Payable for investments purchased	578,372
Management fee payable	14,670
Due to broker—variation margin futures	5,551

Total Liabilities	598,593

Net Assets	$77,088,314

Net assets were comprised of:
Common stock, at par	$1,500
Paid-in capital in excess of par	74,960,203
Total distributable earnings (loss)	2,126,611

Net assets, February 28, 2026	$77,088,314

Net asset value, offering price and redemption price per share.
($77,088,314 ÷ 1,500,000 shares of common stock issued and outstanding)	$51.39

See Notes to Financial Statements.

PGIM Fixed Income ETFs 125

PGIM Corporate Bond 10+ Year ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$2,128,140
Affiliated dividend income	11,425

Total income	2,139,565

Expenses
Management fee	95,181

Net investment income (loss)	2,044,384

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	140,745
Futures transactions	(2,814)

137,931

Net change in unrealized appreciation (depreciation) on:
Investments	1,908,562
Futures	(58,745)

1,849,817

Net gain (loss) on investment transactions	1,987,748

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,032,132

See Notes to Financial Statements.

PGIM Corporate Bond 10+ Year ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	July 29, 2025* through August 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$2,044,384	$354,696

Net realized gain (loss) on investment transactions	137,931	47,665

Net change in unrealized appreciation (depreciation) on investments	1,849,817	(46,137)

Net increase (decrease) in net assets resulting from operations	4,032,132	356,224

Dividends and Distributions

Distributions from distributable earnings	(2,261,745)	—

Fund share transactions

Net proceeds from shares sold (0 and 500,000 shares, respectively)	—	25,050,000

Shares sold in-kind (0 and 1,000,000 shares, respectively)	—	49,911,703

Net increase (decrease) in net assets from Fund share transactions	—	74,961,703

Total increase (decrease)	1,770,387	75,317,927

Net Assets:

Beginning of period	75,317,927	—

End of period	$77,088,314	$75,317,927

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 127

PGIM Corporate Bond 10+ Year ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		July 29, 2025(a) through August 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.21		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.37		0.25
Net realized and unrealized gain (loss) on investment transactions	1.32		(0.04)
Total from investment operations	2.69		0.21
Less Dividends and Distributions:
Dividends from net investment income	(1.41)		-
Distributions from net realized gains	(0.10)		-
Total dividends and distributions	(1.51)		-
Net asset value, end of period	$51.39		$50.21
Total Return(c):	5.43%		0.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,088		$75,318
Average net assets (000)	$76,776		$72,423
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.25	%(e)	0.25	%(e)
Expenses before waivers and/or expense reimbursement	0.25	%(e)	0.25	%(e)
Net investment income (loss)	5.37	%(e)	5.42	%(e)
Portfolio turnover rate(f)	22%		17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.2%

ASSET-BACKED SECURITIES 11.4%

Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands),
Series 2021-15A, Class BR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.201%(c)	01/20/39		1,000	$1,002,010
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.322(c)	07/15/30		149	149,407
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.366(c)	04/15/35	EUR	250	293,850
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-03A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	10/24/38		500	501,325
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	03/31/38		500	501,305
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	04/24/34		750	751,440
Brant Point CLO Ltd. (United Kingdom),
Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.271(c)	01/29/39		1,000	998,970
CarVal CLO Ltd. (United Kingdom),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.315(c)	03/21/38		1,000	1,001,791
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		350	351,085
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	01/20/35		400	400,608
Davis Park CLO Ltd.,
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	07/20/38		500	502,285
Dewolf Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class BR2, 144A, 3 Month SOFR + 1.580% (Cap N/A, Floor 1.580%)	5.245(c)	01/22/39		1,000	1,000,594
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.672(c)	10/15/37		400	401,724
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.871(c)	04/28/37		500	499,885
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.168(c)	10/17/34		1,000	997,720
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.768(c)	07/20/37		350	349,153
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A2RR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.163(c)	10/15/34		1,000	1,001,550
PPM CLO Ltd. (Cayman Islands),
Series 2020-04A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	03/18/38		750	752,723
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.280(c)	10/25/34		250	242,798
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/36		500	500,378
Trimaran CAVU Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	03/18/38		250	250,228

TOTAL ASSET-BACKED SECURITIES
(cost $12,383,264)					12,450,829

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	6.594(c)	12/15/38		438	437,866
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.660(c)	02/15/35		250	249,687
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.101(c)	02/15/42		150	150,375
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		370	395,965

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $1,215,415)					1,233,893

See Notes to Financial Statements.

PGIM Fixed Income ETFs 129

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS 11.9%

Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875%	05/01/27		75	$75,210

Auto Manufacturers 0.1%
General Motors Co.,
Sr. Unsec’d. Notes	5.600	10/15/32		105	110,633

Banks 9.9%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30	(oo)	1,455	1,494,455
Jr. Sub. Notes	6.625(ff)	05/01/30	(oo)	890	930,707
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85		1,350	1,411,633
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31	(oo)	300	307,767
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30	(oo)	510	521,590
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30	(oo)	855	878,991
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30	(oo)	315	323,352
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26	(oo)	400	398,363
Royal Bank of Canada (Canada),
Jr. Sub. Notes	6.350(ff)	11/24/84		1,750	1,725,937
Jr. Sub. Notes	6.500(ff)	11/24/85		600	597,750
Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34	(oo)	100	103,764
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85		835	852,160
Jr. Sub. Notes	7.250(ff)	07/31/84		720	752,400
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27	(oo)	500	494,790

					10,793,659

Commercial Services 0.1%
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30		150	149,127

Diversified Financial Services 0.2%
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes	7.000(ff)	07/15/30	(oo)	205	213,620

Electric 0.4%
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		75	76,142
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26	(oo)	100	101,764
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29	(oo)	250	275,567

					453,473

Environmental Control 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A	6.750	01/15/31		20	20,946

Housewares 0.0%
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29		63	25,152

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Investment Companies 0.5%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A	5.700%	01/23/31		300	$297,638
Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A	5.550	04/15/31		300	294,957

					592,595

Machinery-Diversified 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		5	5,202

Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.400	04/01/33		75	71,385
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%(x)	9.250	03/25/30		21	15,240

					86,625

Oil & Gas 0.1%
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		100	97,367

Oil & Gas Services 0.0%
SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30		45	45,946

Pipelines 0.2%
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		75	72,870
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29	(oo)	215	187,962

					260,832

Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		60	54,203
Sr. Unsec’d. Notes	4.750	02/15/28		5	4,892

					59,095

Retail 0.1%
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		75	69,796

Telecommunications 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		5	1
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		5	—

					1

TOTAL CORPORATE BONDS
(cost $12,751,770)					13,059,279

See Notes to Financial Statements.

PGIM Fixed Income ETFs 131

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 69.7%

Advertising 0.2%
Summer BC Holdco B Sarl (Luxembourg),
Extended Facility B, 3 Month SOFR + 5.260%	8.932%(c)	02/15/29		223	$196,699

Aerospace & Defense 0.6%
PAC DAC LLC,
Initial Term Loan, 3 Month SOFR + 3.250%	6.917(c)	10/28/30		250	247,033
Propulsion BC Finco Sarl (Spain),
Term Loan, 3 Month SOFR + 2.500%	6.172(c)	12/01/32		200	199,958
Transdigm, Inc.,
New Tranche K Term Loan, 1 Month SOFR + 2.250%	5.923(c)	03/22/30		99	98,388
Tranche M Term Loan, 1 Month SOFR + 2.500%	6.173(c)	08/19/32		125	124,615

					669,994

Agriculture 0.4%
Alltech, Inc.,
Term B-2 Loan, 1 Month SOFR + 4.364%	8.037(c)	08/13/30		449	449,152

Airlines 1.0%
American Airlines, Inc.,
Repriced Term Loan, 3 Month SOFR + 2.250%	5.918(c)	04/20/28		588	586,883
Onesky Flight LLC,
Term Loan, 1 Month SOFR + 2.750%^	6.410(c)	02/17/33		175	174,344
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31		287	287,281

					1,048,508

Auto Parts & Equipment 1.5%
American Axle & Manufacturing, Inc.,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.910(c)	02/03/33		125	124,298
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	05/06/30		199	198,748
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/28/32		424	422,526
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28	(d)	511	250
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28		472	464,247
Term B Loan, 3 Month SOFR + 5.100%	8.766(c)	11/17/28		450	443,061

					1,653,130

Beverages 0.3%
Brewco Borrower LLC,
Term Loan, 3 Month SOFR + 7.000%^	— (p)	09/30/30		36	14,564
Pegasus Bidco BV (Netherlands),
2025-1 Dollar Term Loan, 3 Month SOFR + 2.750%	6.403(c)	07/12/29		349	348,292

					362,856

Building Materials 1.9%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.923(c)	07/08/30		224	216,676
Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	9.285(c)	08/01/28		147	106,104
Covia Holdings LLC,
2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.402(c)	02/26/32		374	373,282
EMRLD Borrower LP,
Initial Term B Loan, 3 Month SOFR + 2.250%	5.923(c)	05/31/30		358	356,679

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials (cont’d.)

EMRLD Borrower LP, (cont’d.)
Second Amendment Incremental Term Loan, 6 Month SOFR + 2.250%	6.122%(c)	08/04/31	148	$147,433
HP PHRG Borrower LLC,
Closing Date Term Loan, 3 Month SOFR + 4.000%	7.672(c)	02/20/32	199	196,678
Quikrete Holdings, Inc.,
2029 Term B Loan, 1 Month SOFR + 2.250%	5.923(c)	03/19/29	199	198,884
New Tranche B-1 Term Loan, 1 Month SOFR + 2.250%	5.923(c)	04/14/31	249	249,091
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.923(c)	02/10/32	199	198,795

				2,043,622

Chemicals 3.3%

A-AP Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 2.750%^	6.417(c)	09/09/31	298	297,249
Archroma Finance Sarl (Luxembourg),
Facility B2A Loan, 6 Month SOFR + 5.500%	9.199(c)	06/30/27	125	108,437
Element Solutions Inc.,
2026 Incremental Tranche B-3 Term Loan, 1 Month SOFR + 1.750%	5.423(c)	12/18/30	75	75,047
Geon Performance Solutions LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.184(c)	08/18/28	317	274,761
Ineos US Finance LLC (Luxembourg),
2030 Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	02/19/30	110	92,313
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	7.523(c)	03/14/30	73	56,855
New Term B Loan, 1 Month SOFR + 4.350%	8.023(c)	04/02/29	160	129,464
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517(c)	06/28/28	225	218,922
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 6 Month SOFR + 3.250%	7.036(c)	04/03/28	239	238,461
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	6.917(c)	04/03/28	98	97,277
Olympus Water US Holding Corp.,
2025 Incremental Term Loan, 3 Month SOFR + 3.250%	6.922(c)	11/03/32	225	220,968
Paint Intermediate III LLC,
Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	6.666(c)	10/09/31	448	446,816
Qnity Electronics, Inc.,
Term B Loan, 6 Month SOFR + 2.000%	5.698(c)	11/01/32	475	476,335
SCIH Salt Holdings, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.750%	6.522(c)	01/31/29	349	348,517
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	457	407,663
Tronox Finance LLC,
2024-B Term Loan, 1 Month SOFR + 2.500%	6.172(c)	09/30/31	124	96,506

				3,585,591

Commercial Services 7.7%
Adtalem Global Education, Inc.,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	6.423(c)	08/12/28	500	499,585
Albion Financing 3 Sarl (United Kingdom),
2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	6.664(c)	05/21/31	322	322,134
Allied Universal Holdco LLC,
Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	08/20/32	489	488,697
Belfor Holdings, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.750%	6.423(c)	11/01/30	264	264,002
Belron Finance 2019 LLC,
Term Loan, 6 Month SOFR + 2.000%	5.660(c)	10/16/31	221	220,489
Catawba Nation Gaming Authority,
Initial Term B Loan, 3 Month SOFR + 4.750%	8.417(c)	03/29/32	200	203,500

See Notes to Financial Statements.

PGIM Fixed Income ETFs 133

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

CCRR Parent, Inc.,
2022 Incremental Term Loan, 1 Month SOFR + 4.250%	8.023%(c)	03/06/28	98	$23,107
Composecure Holdings LLC,
Initial Term Loan, 1 Month SOFR + 2.250%	5.910(c)	01/14/33	125	124,219
CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.287(c)	06/02/28	59	55,522
Cotiviti, Inc.,
2026 Term Loan^	— (p)	03/02/33	350	349,125
Crisis Prevention Institute, Inc.,
2024 Term Loan, 3 Month SOFR + 4.000%	7.672(c)	04/09/31	346	343,006
DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	9.172(c)	01/31/31	99	87,911
EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.000%	6.673(c)	08/16/30	121	109,023
Ensemble RCM LLC,
Term B Loan, 3 Month SOFR + 3.000%	6.660(c)	02/09/33	125	120,104
First Advantage Holdings LLC,
Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	10/31/31	160	152,880
Garda World Security Corp. (Canada),
Fifteenth Additional Term Loan, 3 Month SOFR + 2.750%	6.422(c)	02/01/29	274	273,451
Grant Thornton Advisors LLC,
2025 Incremental Term Loan, 1 Month SOFR + 2.750%	6.423(c)	06/02/31	213	196,731
Ingenovis Health, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.250%	8.184(c)	03/06/28	666	182,717
Jupiter Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 4.250%	7.922(c)	11/01/31	178	178,115
Term Loan	— (p)	11/01/31	175	175,145
Kuehg Corp.,
Term Loan, 3 Month SOFR + 2.750%	6.422(c)	06/12/30	197	188,295
Latham Pool Products, Inc.,
Initial Term Loan, 3 Month SOFR + 3.900%	7.573(c)	02/23/29	183	181,974
Mavis Tire Express Services Topco Corp.,
2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.673(c)	05/04/28	446	444,436
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417(c)	12/31/30	190	186,989
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	299	244,475
Neon Maple Purchaser, Inc.,
First amend Tranche B-1 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	11/17/31	396	384,878
NorthAB LLC,
2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.172(c)	11/24/28	342	315,560
Omnia Partners LLC,
Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	6.455(c)	12/31/32	197	196,300
Parexel International, Inc.,
Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	12/12/31	200	197,500
PG Polaris Bidco sarl (URSA Minor) (Luxembourg),
Second Amendment Refinancing Term Loan, 3 Month SOFR + 2.250%	5.922(c)	03/26/31	198	197,447
Pye Barker Fire & Safety LLC,
Closing Date Term Loan, 3 Month SOFR + 2.500%	6.206(c)	12/16/32	152	152,305
Ryan LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.173(c)	11/05/32	412	396,894
Trans Union LLC,
Term B-5 Loan, 1 Month SOFR + 1.886%	5.523(c)	11/16/26	190	189,505
TruGreen LP,
Second Refinancing Term Loan (First Lien), 3 Month SOFR + 4.100%	7.767(c)	11/02/27	221	216,997

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Verde Purchaser LLC,
Initial Term Loan, 3 Month SOFR + 4.000%	7.672%(c)	11/29/30		298	$295,411
VT Topco, Inc.,
Second Amendment Term Loan, 3 Month SOFR + 3.000%	6.661(c)	08/09/30		322	302,363

					8,460,792

Computers 2.2%

Amentum Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.000%	5.673(c)	09/29/31		249	248,284
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32		474	461,967
Indy US Bidco LLC,
2025 Term Loan, 1 Month SOFR + 2.250%^	5.923(c)	10/31/30		299	288,780
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.673(c)	03/01/29		415	359,971
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.701(c)	04/16/29		121	120,698
Ping Identity Corp.,
Initial Term Loan, 1 Month SOFR + 2.750%	6.410(c)	11/15/32		250	244,062
Sandisk Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.669(c)	02/20/32		14	13,750
Synechron, Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%^	7.423(c)	10/03/31		198	182,619
Tempo Acquisition LLC,
Term B Loan, 1 Month SOFR + 1.750%	5.423(c)	08/31/28		148	101,244
VeriFone Systems, Inc.,
2025-1 Refinancing Term Loan, 3 Month SOFR + 5.512%	9.178(c)	08/18/28		465	426,281

					2,447,656

Consumer Services 0.2%

University Support Services LLC (Grenada),
Initial Term Loan, 1 Month SOFR + 2.750%	6.423(c)	02/10/29		242	230,024

Cosmetics/Personal Care 0.5%

Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3 Loan, SONIA + 4.750%	8.478(c)	02/23/29	GBP	375	505,874

Distribution/Wholesale 1.5%

AIP RD Buyer Corp.,
Term B Loan (First Lien), 1 Month SOFR + 3.500%	7.173(c)	12/23/30		147	146,728
Gloves Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 4.000%	7.673(c)	05/21/32		274	272,941
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.672(c)	06/20/31		198	193,546
Pearls Netherlands Bidco BV (Netherlands),
Term Loan B (USD), 3 Month SOFR + 3.250%	6.917(c)	02/26/29		124	103,076
Quimper AB (Sweden),
2026 Term B Loan, 3 Month EURIBOR + 3.000%	4.987(c)	03/31/30	EUR	450	530,593
Windsor Holdings III LLC,
2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	08/01/30		398	397,121

					1,644,005

Diversified Financial Services 2.8%

Azorra Soar TLB Finance Ltd. (Cayman Islands),
Initial Term Loan, 1 Month SOFR + 2.500%	6.139(c)	10/18/29		304	304,152

See Notes to Financial Statements.

PGIM Fixed Income ETFs 135

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services (cont’d.)

EP Wealth Advisors LLC,
Closing Date Term Loan, 3 Month SOFR + 3.000%	6.672%(c)	10/18/32	75	$74,344
Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.173(c)	09/15/31	570	536,514
Gategroup Finance SA (Luxembourg),
Senior Facility B2 (USD), 3 Month SOFR + 3.500%	7.190(c)	06/10/32	314	313,807
Hudson River Trading LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%	6.167(c)	03/18/30	735	725,939
Jefferies Finance LLC,
2024 Initial Term Loan, 1 Month SOFR + 2.750%	6.410(c)	10/21/31	346	336,120
VFH Parent LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%	6.173(c)	06/21/31	464	462,065
Virtus Investment Partners, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%^	5.923(c)	09/27/32	274	270,198

				3,023,139

Electric 1.1%

Alpha Generation LLC,
Initial Term B Loan, 1 Month SOFR + 1.750%	5.423(c)	09/30/31	450	448,173
Discovery Energy Holding Corp.,
Term Loan, 1 Month SOFR + 3.000%	6.661(c)	05/01/31	248	247,909
Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.172(c)	07/20/28	500	492,500

				1,188,582

Electrical Components & Equipment 0.1%

Energizer Holdings, Inc.,
2025 Term B Loan, 1 Month SOFR + 2.000%	5.677(c)	03/19/32	89	88,868

Electronics 0.7%

LSF12 Crown US Commercial Bidco LLC,
2026 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.671(c)	12/02/31	199	198,378
Minimax Viking GmbH - MX Holdings US, Inc.,
Senior Facility B (USD) Loan, 1 Month SOFR + 2.000%	5.673(c)	03/17/32	299	298,502
Pinnacle Buyer LLC,
Term Loan, 3 Month SOFR + 2.500%	6.161(c)	10/01/32	146	146,469
Resilience Parent LLC,
Term B Loan	— (p)	01/21/33	125	124,687

				768,036

Energy-Alternate Sources 0.1%

WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.864%	6.537(c)	03/24/28	104	104,458

Engineering & Construction 1.6%

Aegion Corp.,
Delayed Draw Term Loan	0.000(c)	02/28/33	56	55,079
Term Loan	— (p)	02/28/33	419	413,095
Azuria Water Solutions, Inc.,
2025 Replacement Term Loan, 1 Month SOFR + 3.000%	6.673(c)	05/17/28	469	464,594
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.500%	6.171(c)	07/01/31	99	99,389
Initial Term Loan, 1 Month SOFR + 2.500%	6.173(c)	07/01/31	147	147,470
Legence Holdings LLC,
Term B Loan, 1 Month SOFR + 2.250%	5.923(c)	12/16/31	113	112,563

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Engineering & Construction (cont’d.)

Michael Baker International LLC,
First Lien Term B Loan, 3 Month SOFR + 4.000%	7.667%(c)	12/01/28	346	$345,223
Salas O’Brien, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%^	6.423(c)	01/31/33	89	88,239

				1,725,652

Entertainment 3.9%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	9.322(c)	02/10/27	162	95,496
Allwyn Entertainment Financing (US) LLC,
Term B Loan, 3 Month SOFR + 2.500%	6.165(c)	11/24/32	375	367,969
Betclic Everest Group,
Term Loan	— (p)	12/31/31	150	150,063
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	5.923(c)	02/06/31	424	419,158
Term B Loan, 1 Month SOFR + 2.250%	5.923(c)	02/06/30	162	160,776
Cinemark USA, Inc.,
Term Loan, 3 Month SOFR + 2.250%	5.923(c)	05/24/30	368	368,506
Crown Finance US, Inc. (United Kingdom),
Term B Loan, 1 Month SOFR + 4.500%	8.171(c)	12/02/31	623	604,300
ECL Entertainment LLC,
2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	6.673(c)	08/30/30	249	247,505
Flutter Entertainment PLC (Ireland),
Third Incremental Term B Loan, 3 Month SOFR + 2.000%	5.672(c)	06/04/32	623	613,652
Herschend Entertainment Co. LLC,
2026 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	05/27/32	204	204,886
Motion Finco LLC (United Kingdom),
Facility B3, 3 Month SOFR + 3.500%	7.172(c)	11/12/29	100	83,890
RunItOneTime LLC,
First Out Term Loan, PRIME + 8.500%^	15.750(c)	06/03/28(d)	26	23,420
Initial Roll-Up DIP Loan, 1 Month SOFR + 12.500%^	16.173(c)	06/23/26	9	7,970
New Money DIP Loan, 1 Month SOFR + 12.500%^	16.173(c)	04/16/26	4	3,797
Second Out Term Loan, PRIME + 8.500%^	15.250(c)	06/05/28(d)	62	0
Six Flags Entertainment Corp.,
Initial Term B Loan, 1 Month SOFR + 2.000%	5.673(c)	05/01/31	298	293,946
Voyager Parent LLC,
2026 Refinancing Term B Loan, 3 Month SOFR + 4.250%	7.911(c)	07/01/32	648	645,438

				4,290,772

Environmental Control 2.4%

Action Environmental Group, Inc. (The),
2025 Term B Loan, 3 Month SOFR + 3.000%	6.672(c)	10/24/30	267	266,950
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	6.273(c)	03/03/32	349	349,272
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%	7.426(c)	10/17/30	345	344,316
Madison Iaq LLC,
2025 Repriced Incremental Term Loan, 6 Month SOFR + 2.750%	6.378(c)	11/08/32	457	457,637
MIP V Waste Holdings LLC,
Tranche B-2 Term Loan, 3 Month SOFR + 2.750%^	6.417(c)	08/20/32	296	295,469
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	5.927(c)	11/30/28	148	147,742
Twelfth Amendment Term B Loan, 1 Month SOFR + 2.250%	5.917(c)	01/15/31	366	364,875
Twelfth Amendment Term C Loan, 1 Month SOFR + 2.250%	5.917(c)	01/15/31	59	59,292

See Notes to Financial Statements.

PGIM Fixed Income ETFs 137

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control (cont’d.)

Tidal Waste & Recycling Holdings LLC,
Term B Loan, 3 Month SOFR + 2.750%	6.422%(c)	10/24/31	149	$148,921
WIN Waste Innovations Holdings, Inc.,
New Term B-2, 1 Month SOFR + 3.364%	7.037(c)	03/24/28	164	164,432

				2,598,906

Foods 0.7%

Froneri International Ltd.,
Facility B4, 6 Month SOFR + 2.250%	5.877(c)	09/30/31	273	266,689
Nourish Buyer I, Inc.,
2026-1 Term Loan, 3 Month SOFR + 4.000%	7.669(c)	07/09/32	324	325,934
Sycamore Buyer LLC,
2025-2 Refinancing Term B Loan, 1 Month SOFR + 2.000%	5.667(c)	05/21/32	224	223,846

				816,469

Forest Products & Paper 0.2%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	7.923(c)	11/04/31	271	270,629

Hand/Machine Tools 0.4%

Alliance Laundry Systems,
Initial Term B Loan, 3 Month SOFR + 2.250%	5.920(c)	08/19/31	244	243,695
Madison Safety & Flow LLC,
2025-B Incremental Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	09/26/31	248	248,112

				491,807

Healthcare 0.4%

Envision Healthcare Operating, Inc.,
2026 Replacement Term Loan, 1 Month SOFR + 5.000%	8.660(c)	06/25/30	393	394,761

Healthcare & Pharmaceuticals 0.4%

Loire Finco Luxembourg Sarl (Luxembourg),
Additional Facility USD, 1 Month SOFR + 4.000%	7.673(c)	01/21/30	398	397,308

Healthcare-Products 0.7%

Bausch & Lomb Corp.,
2025-2 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.423(c)	01/15/31	324	324,088
Hologic, Inc.,
Term B Loan	— (p)	01/31/33	225	222,188
Medline Borrower LP,
2028 Refinancing Term Loan, 1 Month SOFR + 1.750%	5.423(c)	10/23/28	48	47,586
QuidelOrtho Corp.,
Term B Loan, 1 Month SOFR + 4.000%	7.673(c)	08/20/32	150	149,438

				743,300

Healthcare-Services 3.0%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	8.067(c)	02/15/29	246	126,894
Charlotte Buyer, Inc.,
Second Refinancing Term Loan, 1 Month SOFR + 4.250%	7.910(c)	02/11/28	286	273,080
Confluent Health LLC,
Initial Term Loan, 1 Month SOFR + 4.000%^	7.787(c)	11/30/28	175	149,625
Electron Bidco, Inc.,
2026 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	02/06/33	248	247,609

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422%(c)	05/16/31	234	$233,901
Mamba Purchaser, Inc.,
Sixth Amendment Term Loan, 1 Month SOFR + 2.750%	6.427(c)	10/14/31	147	146,659
Midwest Physician Administrative Services LLC,
First Lien Term Loan, 3 Month SOFR + 3.262%	6.934(c)	03/13/28	75	64,313
Pacific Dental Services LLC,
(USD) Term B Loan, 1 Month SOFR + 2.500%	6.167(c)	03/15/31	250	249,652
Phoenix Guarantor, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	02/21/31	269	268,224
Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%	8.934(c)	06/28/28	534	517,720
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	10.434(c)	06/28/28	50	50,757
Tranche C Term Loan, 1 Month + 6.750%	10.684(c)	06/28/29	263	247,147
Upstream Newco, Inc.,
December 2025 Extended Modified Term Loan, 3 Month SOFR + 4.512%	8.179(c)	11/20/29	803	740,136

				3,315,717

Holding Companies-Diversified 0.5%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30	508	504,493

Home Furnishings 0.5%
TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.023(c)	06/29/28	550	509,272

Housewares 0.3%
Hunter Douglas Holding BV (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	6.672(c)	01/17/32	248	247,243
Lifetime Brands, Inc.,
Extended Term Loan, 1 Month SOFR + 5.614%^	9.281(c)	08/26/27	44	38,364

				285,607

Insurance 3.5%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.673(c)	11/06/30	618	597,833
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.923(c)	06/21/32	299	289,297
AmWINS Group, Inc.,
2026 Refinancing Term Loan, 1 Month SOFR + 2.000%	5.673(c)	01/30/32	298	295,033
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.037(c)	01/20/29	79	78,456
New B-10 Term Loan, 1 Month SOFR + 4.100%	7.773(c)	08/19/28	509	508,517
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.923(c)	09/19/30	99	99,198
Term Loan, 1 Month SOFR + 3.750%	7.427(c)	02/23/33	425	417,210
Broadstreet Partners, Inc.,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	06/13/31	446	426,034
HIG Finance 2 Ltd. (United Kingdom),
2025-3 Dollar Refinancing Term Loan, 1 Month SOFR + 2.750%	6.423(c)	04/18/30	50	47,375
Sedgwick Claims Management Services, Inc.,
2024 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	07/31/31	646	624,720
USI, Inc.,
2024 Term Loan, 3 Month SOFR + 2.250%	5.922(c)	09/27/30	417	414,692

				3,798,365

See Notes to Financial Statements.

PGIM Fixed Income ETFs 139

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.9%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.660	%(c)	11/30/27	130	$129,411
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000		01/02/28	15	2,222
Galileo Parent, Inc.,
Term Loan	—	(p)	03/30/33	375	369,375
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	7.923	(c)	05/03/28	412	333,626
2024 December New Term Loan, 1 Month SOFR + 4.250%	7.923	(c)	12/31/31	201	136,507

					971,141

Investment Companies 0.5%
Acuren Delaware Holdco, Inc.,
Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	6.423	(c)	07/30/31	199	198,640
BCP VI Summit Holdings LP,
Initial Term Loan, 1 Month SOFR + 3.000%	6.671	(c)	01/30/32	90	89,975
Deep Blue Operating I LLC,
Initial Term Loan, 1 Month SOFR + 2.750%	6.421	(c)	10/01/32	295	295,923

					584,538

Leisure Time 1.6%
Alterra Mountain Co.,
Term B-8 Loan, 1 Month SOFR + 2.500%^	6.173	(c)	05/31/30	123	122,826
Arcis Golf LLC,
Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	6.423	(c)	11/24/28	99	99,578
Bombardier Recreational Products, Inc. (Canada),
2023 Replacement Term Loan, 1 Month SOFR + 2.250%	5.923	(c)	12/13/29	165	165,857
Bulldog Purchaser, Inc.,
Term Loan, 3 Month SOFR + 3.250%	6.913	(c)	02/04/33	250	249,220
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%	7.773	(c)	12/01/28	304	274,963
LC Ahab US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 2.500%	6.173	(c)	05/01/31	273	272,245
Life Time, Inc.,
2025 Repriced First Lien Term B Loan, 1 Month SOFR + 2.000%	5.671	(c)	11/05/31	98	98,440
Recess Holdings, Inc.,
Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	7.418	(c)	02/20/30	246	246,550
SGH2 LLC,
Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.172	(c)	08/18/32	200	199,500

					1,729,179

Lodging 0.2%
Fertitta Entertainment LLC,
Initial B Term Loan, 1 Month SOFR + 3.250%	6.923	(c)	01/27/29	198	196,715

Machinery-Construction & Mining 0.2%
WEC US Holdings Ltd.,
Initial Term Loan, 1 Month SOFR + 2.000%	5.671	(c)	01/27/31	249	248,544

Machinery-Diversified 2.9%
Chart Industries, Inc.,
2024 Term B Loan, 3 Month SOFR + 2.500%	6.161	(c)	03/15/30	137	137,271
Columbus McKinnon Corp.,
Term B Loan, 3 Month SOFR + 3.500%	7.160	(c)	02/03/33	375	373,594
DXP Enterprises, Inc.,
2025 Incremental Term Loan, 1 Month SOFR + 3.250%	6.923	(c)	10/11/30	148	149,046

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified (cont’d.)
Engineered Machinery Holdings, Inc.,
2025 USD Refinancing Term Loan, 3 Month SOFR + 3.250%	6.922%(c)	11/26/32	297	$297,764
Graftech Global Enterprises, Inc.,
Initial Term Loan, 3 Month SOFR + 6.000%	9.670(c)	12/21/29	318	306,514
Hillenbrand, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	7.173(c)	02/10/33	319	318,975
Indicor LLC,
Tranche E Dollar Term Loan, 1 Month SOFR + 2.500%	6.173(c)	11/22/29	296	295,686
Pro Mach,
Amendment No. 6 Term Loan, 1 Month SOFR + 2.750%	6.423(c)	10/16/32	425	424,575
TK Elevator Midco GmbH (Germany),
(USD) Term B Loan, 6 Month SOFR + 2.750%	6.377(c)	04/30/30	566	565,936
Term Loan	— (p)	04/30/30	200	199,000
Victory Buyer LLC,
Initial Term Loan^	— (p)	02/13/33	125	125,312

				3,193,673

Media 0.9%
Nexstar Media, Inc.,
Term B-5 Loan, 1 Month SOFR + 2.500%	6.173(c)	06/28/32	149	149,063
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.673(c)	06/26/29	25	24,938
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	4.587(c)	06/26/29	25	24,938
First Out Term Loan, 1 Month SOFR + 3.614%	— (p)	09/25/29	492	425,657
Sunrise HoldCo III BV,
Facility AAA, 6 Month SOFR + 2.500%	6.129(c)	02/15/32	125	123,646
Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.275%	7.052(c)	03/31/31	300	279,501

				1,027,743

Metal Fabricate/Hardware 0.7%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172	04/23/30	221	222,351
Grinding Media, Inc.,
2024 Term B Loan, 3 Month SOFR + 3.500%^	7.173(c)	10/12/28	249	248,741
Tiger Acquisition LLC,
Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.176(c)	08/23/32	124	124,167
Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 3 Month SOFR + 6.000%^	9.661(c)	03/01/30	167	162,324

				757,583

Mining 0.1%
Arsenal AIC Parent LLC,
2025 Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	08/18/30	144	143,902

Miscellaneous Manufacturing 0.5%
AMG Advanced Metallurgical Group NV (Netherlands),
2021 Term Loan, 1 Month SOFR + 3.614%	7.287(c)	11/30/28	270	268,840
Plastipak Holdings, Inc.,
Tranche Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	09/24/32	249	248,869

				517,709

See Notes to Financial Statements.

PGIM Fixed Income ETFs 141

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Oil & Gas 0.4%
Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	7.410%(c)	07/09/31	321	$321,820
Northriver Midstream Finance LP (Canada),
Term Loan, 1 Month SOFR + 2.250%	5.911(c)	08/16/30	100	99,986

				421,806

Packaging & Containers 2.7%
Closure Systems International Group,
Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.673(c)	03/22/29	198	198,122
Clydesdale Acquisition Holdings, Inc.,
2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	6.923(c)	04/01/32	496	490,602
Graham Packaging Co., Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	5.923(c)	01/26/33	325	324,204
Owens-Brockway Glass Container, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	6.673(c)	09/30/32	150	150,000
Plaze, Inc.,
Initial Term Loan, 1 Month SOFR + 3.614%	7.287(c)	08/03/26	316	284,166
Pregis Topco LLC,
Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 4.000%	7.673(c)	02/01/29	133	133,592
ProAmpac PG Borrower LLC,
Term Loan^	— (p)	02/18/33	400	394,500
Ring Container Technologies Group LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.173(c)	09/15/32	125	124,661
Secure Acquisition, Inc.,
Closing Date Term Loan, 3 Month SOFR + 3.750%	7.422(c)	12/15/28	395	395,506
Supplyone, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	7.173(c)	04/19/31	200	200,436
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.422(c)	09/15/28	274	264,119

				2,959,908

Pharmaceuticals 1.4%
Amneal Pharmaceuticals LLC,
Amendment No. 2 Term Loan, 1 Month SOFR + 3.000%	6.673(c)	08/02/32	324	324,051
Dechra Pharmaceuticals Holdings Ltd.,
Facility B3	— (p)	01/27/32	199	198,294
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	7.772(c)	10/01/27	518	490,325
Sharp Services LLC,
Tranche E Term Loan, 3 Month SOFR + 3.000%	6.672(c)	09/29/32	323	323,535
VetStrategy Canada Holdings, Inc. (Canada),
Incremental Term B-12 Loan, 3 Month SOFR + 3.750%	7.422(c)	12/12/28	247	245,989

				1,582,194

Pipelines 1.0%
AL GCX Holdings LLC,
Initial Term Loan, 1 Month SOFR + 2.250%	5.923(c)	12/17/32	150	149,907
Colossus Acquireco LLC,
Term B Loan, 1 Month SOFR + 1.750%	5.429(c)	07/30/32	224	223,677
CPPIB OVM Member US LLC,
Initial Term Loan, 1 Month SOFR + 2.250%	5.922(c)	08/20/31	247	246,317
FR BR Holdings LLC,
Initial Term Loan, 3 Month SOFR + 4.250%^	7.922(c)	10/31/30	125	124,999
Prairie ECI Acquiror LP,
Term B-5 Loan, 1 Month SOFR + 3.250%	6.923(c)	08/01/29	324	323,776

				1,068,676

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Private Equity 0.2%
HarbourVest Partners LP,
2026 Term B Loan, 3 Month SOFR + 2.000%^	5.650%(c)	04/22/30	235	$234,646

Real Estate 0.3%
Greystar Real Estate Partners LLC,
Term B-3 Loan, 3 Month SOFR + 2.500%^	6.173(c)	08/21/30	314	314,232

Real Estate Investment Trusts (REITs) 2.0%
Apollo Commercial Real Estate Finance, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	6.917(c)	06/13/30	100	99,406
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.500%	6.173(c)	05/09/29	148	147,445
Term B-8 Loan, 1 Month SOFR + 2.500%	6.173(c)	12/19/32	275	274,313
Term B-9 Loan, 1 Month SOFR + 2.500%	6.173(c)	12/10/30	149	149,123
GGP Retail LLC,
2025 Replacement Term Loan, 1 Month SOFR + 3.500%	7.173(c)	05/28/30	1,157	1,158,415
Starwood Property Mortgage LLC,
Incremental Term B-2 Loan, 1 Month SOFR + 2.250%	5.923(c)	09/24/32	349	349,851

				2,178,553

Retail 2.2%
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	11/01/31	123	110,168
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	06/29/29	174	160,918
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	6.923(c)	01/23/32	524	522,614
Johnstone Supply LLC,
Amended Term Loan, 1 Month SOFR + 2.250%	5.921(c)	06/09/31	197	196,115
LBM Acquisition LLC,
Amendment No. 4 Incremental Term loan, 1 Month SOFR + 5.000%	8.677(c)	06/06/31	100	86,076
Incremental Term B Loan, 1 Month SOFR + 3.850%	7.527(c)	06/06/31	124	102,098
Peer Holding III BV (Netherlands),
Term B-4B Loan, 3 Month SOFR + 2.500%	6.172(c)	10/26/30	74	74,114
Term B-5B Loan, 3 Month SOFR + 2.500%	6.172(c)	07/01/31	223	222,360
PrimeSource/Park River Holdings,
2025 First Lien Term B Loan, 3 Month SOFR + 4.500%	8.161(c)	03/15/31	277	275,824
Raising Canes Restaurants LLC,
First Amendment New Term Loan, 1 Month SOFR + 2.000%	5.671(c)	11/03/32	300	299,499
Rough Country LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.287(c)	07/28/28	148	146,894
White Cap Supply Holdings LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.923(c)	10/19/29	197	194,133

				2,390,813

Semiconductors 0.1%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%	6.608(c)	02/01/29	149	148,019

Shipbuilding 0.1%
LSF11 Trinity Bidco, Inc.,
2025 Term B Loan, 1 Month SOFR + 2.500%	6.176(c)	06/14/30	144	144,074

Software 3.5%
AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	6.423(c)	02/15/29	398	387,050
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.673(c)	07/30/31	296	271,339

See Notes to Financial Statements.

PGIM Fixed Income ETFs 143

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)
Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	6.423%(c)	01/31/31	163	$136,965
CCC Intelligent Solutions, Inc.,
Term B Loan, 1 Month SOFR + 2.000%	5.673(c)	01/23/32	25	24,570
Clearwater Analytics LLC,
Initial Term Loan, 1 Month SOFR + 2.000%	5.677(c)	04/21/32	125	124,479
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%	7.523(c)	10/08/28	207	181,595
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	6.421(c)	05/01/31	214	189,571
Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 2.250%	5.923(c)	10/30/30	235	234,805
Genesys Cloud Services Holdings II LLC,
2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.173(c)	01/30/32	422	387,520
HireRight Holdings Corp.,
2025 Replacement Term Loan, 1 Month SOFR + 3.250%	6.923(c)	09/27/30	71	59,232
Inmar, Inc.,
2025 First Lien Term Loan, 1 Month SOFR + 4.500%	8.170(c)	10/30/31	402	390,702
N-Able International Holdings II LLC,
2025 Term Loan, 3 Month SOFR + 2.750%^	6.423(c)	11/26/32	200	192,000
Relativity Intermediate Holdco LLC,
Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/30/33	100	97,000
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.037(c)	07/14/28	102	49,873
UKG, Inc.,
Term B Loan, 3 Month SOFR + 2.500%	— (p)	02/10/31	381	359,855
Veeam Software/VS Buyer,
2025 Repriced First Lien Term B Loan, 3 Month SOFR + 2.250%	5.917(c)	04/12/31	273	264,038
Weld North Education LLC, 2024
Term Loan, 1 Month SOFR + 3.500%	7.173(c)	12/21/29	242	220,420
Zelis Cost Management Buyer, Inc.,
Term B-2 Loan, 1 Month SOFR + 2.750%	6.423(c)	09/28/29	305	287,165

				3,858,179

Storage/Warehousing 0.3%
Rockpoint Gas Storage Partners LP (Canada),
Amendment No. 2 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.172(c)	09/18/31	309	309,026

Telecommunications 1.3%
Aventiv Technologies,
Bridge Loan	13.956	03/25/26(d)	7	6,862
Second Out Term Loan, 3 Month SOFR + 7.500%^	11.433(c)	03/25/26(d)	5	5,331
Crown Subsea Communications Holding, Inc.,
2026 Term Loan, 1 Month SOFR + 3.000%	6.673(c)	04/27/28	298	298,308
Iridium Satellite LLC,
Term B-4 Loan, 1 Month SOFR + 2.250%	5.923(c)	09/20/30	100	96,109
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.923(c)	03/29/32	350	350,525
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	9.410(c)	08/01/29	77	53,717
Qualitytech LP,
Term Loan, 1 Month SOFR + 3.500%	7.173(c)	10/30/31	447	443,459
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.787(c)	10/24/29	30	27,051
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	101	63,939

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Dollar Term Loan, 1 Month SOFR + 3.614%	7.287%(c)	03/11/30	83 $	80,124

				1,425,425

Toys/Games/Hobbies 0.3%
Entain PLC (United Kingdom),
Facility B5, 3 Month SOFR + 2.250%	5.922(c)	07/30/32	299	297,802

Transportation 0.8%
Beacon Mobility Corp.,
2026 Refinancing Term Loan, 1 Month SOFR + 2.750%	6.410(c)	08/06/30	95	95,480
First Student Bidco, Inc.,
Initial Term C Loan, 1 Month SOFR + 2.250%	5.903(c)	08/15/30	46	46,315
Term B Loan, 1 Month SOFR + 2.250%	5.903(c)	08/15/30	254	253,124
Kenan Advantage Group, Inc. (The),
Term B-4 Loan, 1 Month SOFR + 3.250%	6.923(c)	01/25/29	104	102,670
Pods LLC,
Term Loan, 1 Month SOFR + 3.114%	6.787(c)	03/31/28	121	119,976
Savage Enterprises LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.168(c)	08/05/32	274	272,985

				890,550

TOTAL FLOATING RATE AND OTHER LOANS
(cost $78,164,819)				76,208,674

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.6%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.167(c)	05/25/33	105	106,010
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.018(c)	03/29/27	232	234,335
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.768(c)	09/27/28	255	257,767

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $592,443)				598,112

U.S. TREASURY OBLIGATION(k) 0.5%
U.S. Treasury Bonds
(cost $529,136)	4.125	08/15/44	525	497,191

			Shares

AFFILIATED EXCHANGE-TRADED FUND 1.6%
Fixed Income
PGIM Active High Yield Bond ETF
(cost $1,777,703)(wa)			50,000	1,780,000

COMMON STOCKS 0.0%

Food Products 0.0%
TopCo Units Equity*^			376	0

Health Care Providers & Services 0.0%
Sound Physicians Holdings LLC (Class A Stock)*^			7,940	2,565
Sound Physicians Holdings LLC (Class A2 Stock)*^			355	355

				2,920

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)			1,996	375

See Notes to Financial Statements.

PGIM Fixed Income ETFs 145

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 0.0%
ConvergeOne Holdings, Inc.*	3,151	$841

Software 0.0%
Mitel Networks International Ltd. (Canada)*^	265	133

Wireless Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	5,763	6,337
Xplore, Inc. (Canada), CVR*^	432	—

		6,337

TOTAL COMMON STOCKS
(cost $55,046)		10,606

PREFERRED STOCKS 1.4%

Banks 0.7%
Bank of America Corp., 4.125%, Maturing 03/29/26	7,615	132,806
Bank of America Corp., 4.250%, Maturing 11/17/26	11,977	212,711
Bank of America Corp., 4.375%, Maturing 03/29/26	4,336	79,782
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31	5,772	146,609
JPMorgan Chase & Co., 4.200%, Maturing 09/01/26	258	4,794
JPMorgan Chase & Co., 4.625%, Maturing 06/01/26	11,035	219,927

		796,629

Capital Markets 0.7%
Eagle Point Credit Co., Inc., 7.750%, Maturing 06/30/30	4,712	118,436
OFS Capital Corp., 7.500%, Maturing 07/31/28	4,000	102,300
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	970	24,367
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	4,920	123,197
Saratoga Investment Corp., 7.500%, Maturing 02/06/31	10,000	254,300
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29	3,033	75,916

		698,516

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	602	7,626

TOTAL PREFERRED STOCKS
(cost $1,484,109)		1,502,771

	Units

WARRANTS* 0.0%

Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)	3,733	—

TOTAL LONG-TERM INVESTMENTS
(cost $108,953,705)		107,341,355

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

SHORT-TERM INVESTMENT 4.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $ 4,859,155)(wa)	4,859,155	$4,859,155

TOTAL INVESTMENTS 102.6%
(cost $ 113,812,860)		112,200,510
Liabilities in excess of other assets(z) (2.6)%		(2,838,960)

NET ASSETS 100.0%		$109,361,550

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $ 4,834,189 and 4.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$5,227	$375	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	1	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	—	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,130	7,626	0.0
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%, 9.250%, 03/25/30	06/29/25-09/15/25	17,425	15,240	0.0

Total		$24,783	$23,242	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2026:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
Beacon Mobility Corp., Delayed Draw Term Loan, 1.375%, Maturity Date 08/06/30 (cost $4,699)	5	$ 4,708	$ 9	$ —
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $181,818)	182	175,151	—	(6,667)
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, 4.750%, Maturity Date 11/01/31 (cost $20,595)	21	20,707	112	—
Pinnacle Buyer LLC, Delayed Draw Term Loan, 1.250%, Maturity Date 09/30/32 (cost $28,226)	28	28,238	12	—
Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan, 1.000%, Maturity Date 12/16/32 (cost $22,750)	23	22,758	8	—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $50,000)	50	49,875	—	(125)
Salas O’Brien, Inc., Delayed Draw Term Loan, —%, Maturity Date 01/31/33 (cost $11,400)^	11	11,385	—	(15)

		$312,822	$141	$(6,807)

Unfunded preferred stock commitment outstanding at February 28, 2026:

		Current	Unrealized	Unrealized
Issuer	Shares	Value	Appreciation	Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $400,000)^	40	$400,000	$—	$—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 147

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
8	2 Year U.S. Treasury Notes	Jun. 2026	$1,674,188	$(2,793)
74	5 Year U.S. Treasury Notes	Jun. 2026	8,150,407	(36,090)
29	10 Year U.S. Treasury Notes	Jun. 2026	3,300,563	(14,313)
4	20 Year U.S. Treasury Bonds	Jun. 2026	473,875	(5,139)

				$(58,335)

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	MSI	GBP	378	$510,762	$509,161	$—	$(1,601)
Euro,
Expiring 03/03/26	SSB	EUR	645	761,553	762,668	1,115	—

				$1,272,315	$1,271,829	1,115	(1,601)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	MSI	GBP	378	$515,613	$509,160	$6,453	$—
Expiring 04/02/26	MSI	GBP	378	510,789	509,219	1,570	—
Euro,
Expiring 03/03/26	BOA	EUR	645	766,029	762,668	3,361	—
Expiring 04/02/26	SSB	EUR	645	762,644	763,996	—	(1,352)

				$2,555,075	$2,545,043	11,384	(1,352)

						$12,499	$(2,953)

Credit default swap agreements outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):

CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	812	3.316%	$59,877	$62,909	$3,032
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	19,270	0.558%	408,930	411,774	2,844

					$468,807	$474,683	$5,876

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	03/20/26	340	$ (2,061)	$—	$ (2,061)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/3.680%	MSI	03/20/26	500	(6,256)	—	(6,256)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	03/20/26	750	(9,057)	—	(9,057)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BARC	03/20/26	1,700	(14,424)	—	(14,424)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BARC	03/20/26	5,100	(104,174)	—	(104,174)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	03/20/26	5,700	(106,631)	—	(106,631)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	03/20/26	6,220	(116,359)	—	(116,359)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	06/22/26	205	(1,604)	—	(1,604)

					$(360,566)	$—	$(360,566)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(360,566)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$548,036	$69,133
JPS	—	326,726

Total	$548,036	$395,859

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

 Level 1—unadjusted quoted prices generally in active markets for identical securities.

 Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

 Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 149

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,450,829	$—
Commercial Mortgage-Backed Securities	—	1,233,893	—
Corporate Bonds	—	13,059,279	—	**
Floating Rate and Other Loans	—	71,385,149	4,823,525
Residential Mortgage-Backed Securities	—	598,112	—
U.S. Treasury Obligation	—	497,191	—
Affiliated Exchange-Traded Fund
Fixed Income	1,780,000	—	—
Common Stocks	—	7,553	3,053
Preferred Stocks	1,392,845	102,300	7,626
Warrants	—	—	—
Short-Term Investment
Affiliated Mutual Fund	4,859,155	—	—

Total	$8,032,000	$99,334,306	$4,834,204

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$141	$—
Unfunded Preferred Stock Commitment	—	—	—	**
OTC Forward Foreign Currency Exchange Contracts	—	12,499	—
Centrally Cleared Credit Default Swap Agreements	—	5,876	—

Total	$—	$18,516	$—	**

Liabilities
Unfunded Loan Commitments	$—	$(6,792)	$(15)
Futures Contracts	(58,335)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,953)	—
OTC Total Return Swap Agreements	—	(360,566)	—

Total	$(58,335)	$(370,311)	$(15)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/25	$—	$ 5,088,519	$ 355	$7,215
Realized gain (loss)	—	6,004	—	—
Change in unrealized appreciation (depreciation)	—	(105,578)	2,698	411
Purchase/Exchange/Issuances	—	3,145,797	—	—
Sales/Paydowns	—	(2,068,519)	—	—
Accrued discount/premium	—	3,856	—	—
Transfer into Level 3*	—	1,011,963	—	—
Transfer out of Level 3*	—	(2,258,517)	—	—

Balance as of 02/28/26	$—	$ 4,823,525	$3,053	$7,626

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$ (921)	$2,698	$ 411

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Warrants	Unfunded Loan Commitments	Unfunded Preferred Stock Commitments
Balance as of 08/31/25	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(15)	—
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 02/28/26	$—	$(15)	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(15)	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Floating Rate and Other Loans	—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Floating Rate and Other Loans	11,767	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Common Stocks	2,920	Market/Enterprise Value	EBITDA Multiple	7.30x	Increase
Common Stocks	—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Preferred Stocks	7,626	Market/Recovery Value	Recovery Rate	12.67%	Increase
Unfunded Preferred Stock Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$22,313

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2026, the aggregate value of these securities and/or derivatives was $4,811,876. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Collateralized Loan Obligations	11.4%
Banks	10.6
Commercial Services	7.8
Affiliated Mutual Fund	4.4
Entertainment	3.9
Software	3.5
Insurance	3.5
Chemicals	3.3
Healthcare-Services	3.0
Diversified Financial Services	3.0
Machinery-Diversified	2.9
Packaging & Containers	2.7
Environmental Control	2.4

Retail	2.3%
Computers	2.2
Real Estate Investment Trusts (REITs)	2.1
Building Materials	1.9
Affiliated Exchange-Traded Fund	1.6
Leisure Time	1.6
Engineering & Construction	1.6
Auto Parts & Equipment	1.5
Distribution/Wholesale	1.5
Electric	1.5
Pharmaceuticals	1.4
Telecommunications	1.3
Pipelines	1.2

See Notes to Financial Statements.

PGIM Fixed Income ETFs 151

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Industry Classification (continued):

Commercial Mortgage-Backed Securities	1.1%
Airlines	1.1
Investment Companies	1.0
Media	1.0
Internet	0.9
Transportation	0.8
Foods	0.7
Electronics	0.7
Metal Fabricate/Hardware	0.7
Healthcare-Products	0.7
Capital Markets	0.7
Aerospace & Defense	0.6
Residential Mortgage-Backed Securities	0.6
Oil & Gas	0.5
Miscellaneous Manufacturing	0.5
Home Furnishings	0.5
Cosmetics/Personal Care	0.5
Holding Companies-Diversified	0.5
U.S. Treasury Obligation	0.5
Hand/Machine Tools	0.4
Agriculture	0.4
Healthcare & Pharmaceuticals	0.4
Healthcare	0.4
Beverages	0.3
Real Estate	0.3
Housewares	0.3
Storage/Warehousing	0.3
Toys/Games/Hobbies	0.3
Forest Products & Paper	0.2
Machinery-Construction & Mining	0.2
Private Equity	0.2
Consumer Services	0.2
Lodging	0.2
Advertising	0.2
Semiconductors	0.1
Shipbuilding	0.1
Mining	0.1
Auto Manufacturers	0.1
Energy-Alternate Sources	0.1
Electrical Components & Equipment	0.1
Oil & Gas Services	0.0	*
Wireless Telecommunication Services	0.0	*
Health Care Providers & Services	0.0	*
IT Services	0.0	*
Interactive Media & Services	0.0	*
Food Products	0.0	*

	102.6
Liabilities in excess of other assets	(2.6)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$5,876	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,499		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,953
Interest rate contracts	—	—		Due from/to broker-variation margin futures	58,335	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	360,566

		$18,375			$421,854

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$360,291
Foreign exchange contracts	—	(2,036)	—
Interest rate contracts	(69,930)	—	82,655

Total	$(69,930)	$(2,036)	$442,946

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(234,727)
Foreign exchange contracts	—	8,225	—
Interest rate contracts	(33,302)	—	(423,344)

Total	$(33,302)	$8,225	$(658,071)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$11,036,623
Forward Foreign Currency Exchange Contracts - Purchased (2)	1,419,301
Forward Foreign Currency Exchange Contracts - Sold (2)	2,771,116
Credit Default Swap Agreements - Sell Protection (1)	22,505,600
Total Return Swap Agreements (1)	14,166,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 153

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(118,598)	$(118,598)	$—	$(118,598)
BNP	—	(108,235)	(108,235)	—	(108,235)
BOA	3,361	—	3,361	—	3,361
MSI	8,023	(135,334)	(127,311)	—	(127,311)
SSB	1,115	(1,352)	(237)	—	(237)

	$12,499	$(363,519)	$(351,020)	$—	$(351,020)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $107,176,002)	$105,561,355
Affiliated investments (cost $6,636,858)	6,639,155
Cash	25,751
Foreign currency, at value (cost $35,200)	35,131
Receivable for investments sold	2,022,950
Deposit with broker for centrally cleared/exchange-traded derivatives	548,036
Dividends and interest receivable	503,946
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,499
Unrealized appreciation on unfunded loan commitments	141

Total Assets	115,348,964

Liabilities

Payable for investments purchased	5,473,665
Unrealized depreciation on OTC swap agreements	360,566
Management fee payable	60,218
Due to broker—variation margin futures	41,469
Due to broker—variation margin swaps	21,253
Other liabilities	20,483
Unrealized depreciation on unfunded loan commitments	6,807
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,953

Total Liabilities	5,987,414

Net Assets	$109,361,550

Net assets were comprised of:
Common stock, at par	$2,225
Paid-in capital in excess of par	112,316,327
Total distributable earnings (loss)	(2,957,002)

Net assets, February 28, 2026	$109,361,550

Net asset value, offering price and redemption price per share.
($109,361,550 ÷ 2,225,000 shares of common stock issued and outstanding)	$49.15

See Notes to Financial Statements.

PGIM Fixed Income ETFs 155

PGIM Floating Rate Income ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$3,422,525
Affiliated dividend income	169,840
Unaffiliated dividend income	26,448

Total income	3,618,813

Expenses
Management fee	350,074
Less: Fee waiver and/or expense reimbursement	(2,305)

Net expenses	347,769

Net investment income (loss)	3,271,044

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(318,132)
Futures transactions	(69,930)
Forward currency contract transactions	(2,036)
Swap agreement transactions	442,946
Foreign currency transactions	75,323

128,171

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,297)	(1,607,657)
Futures	(33,302)
Forward currency contracts	8,225
Swap agreements	(658,071)
Foreign currencies	(623)
Unfunded loan commitments	(9,225)

(2,300,653)

Net gain (loss) on investment and foreign currency transactions	(2,172,482)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,098,562

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$3,271,044	$6,545,734

Net realized gain (loss) on investment and foreign currency transactions	128,171	(1,111,509)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,300,653)	234,529

Net increase (decrease) in net assets resulting from operations	1,098,562	5,668,754

Dividends and Distributions

Distributions from distributable earnings	(3,418,721)	(7,073,406)

Fund share transactions

Net proceeds from shares sold (650,000 and 750,000 shares, respectively)	32,359,871	37,962,974

Cost of shares purchased (0 and 650,000 shares, respectively)	—	(31,939,014)

Net increase (decrease) in net assets from Fund share transactions	32,359,871	6,023,960

Total increase (decrease)	30,039,712	4,619,308

Net Assets:

Beginning of period	79,321,838	74,702,530

End of period	$109,361,550	$79,321,838

See Notes to Financial Statements.

PGIM Fixed Income ETFs 157

PGIM Floating Rate Income ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,					May 17, 2022(a) through August 31, 2022
			2025		2024	2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.36		$50.65		$50.61	$50.11		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.61		3.72		4.61	4.27		0.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.03)		(-	)(c)(d)	0.46	0.16		(0.18)
Total from investment operations	0.58		3.72		5.07	4.43		0.44
Less Dividends and Distributions:
Dividends from net investment income	(1.79)		(3.96)		(5.01)	(3.88)		(0.33)
Distributions from net realized gains	-		(0.05)		(0.02)	(0.05)		-
Total dividends and distributions	(1.79)		(4.01)		(5.03)	(3.93)		(0.33)
Net asset value, end of period	$49.15		$50.36		$50.65	$50.61		$50.11
Total Return(e):	1.15%		7.68%		10.62%	9.32%		0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,362		$79,322		$74,703	$68,318		$33,828
Average net assets (000)	$98,049		$88,265		$58,719	$52,571		$26,460
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.72	%(g)	0.81	%(h)	0.70%	0.72%		0.72	%(g)
Expenses before waivers and/or expense reimbursement	0.72	%(g)	0.83	%(h)	0.72%	0.72%		0.72	%(g)
Net investment income (loss)	6.73	%(g)	7.42%		9.14%	8.61%		4.32	%(g)
Portfolio turnover rate(i)	21%		112%		131%	59	%(j)	9%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Includes interest expense on reverse repurchase agreements of 0.11% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended August 31, 2025.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(j)	The portfolio turnover rate has been revised to correct for an immaterial adjustment to the previously issued financial statements. The portfolio turnover rate previously reported was 182%.

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

MUNICIPAL BONDS 95.0%

Alabama 5.3%
Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	250	$257,716
Black Belt Energy Gas Dist. Rev.,
Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500(cc)	06/01/49	1,000	1,070,047
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	315	335,817
Series D	5.000	09/01/35	550	618,201

				2,281,781

Arizona 0.7%
Pinal Cnty. Indl. Dev. Auth. Rev.,
WOF SW GGP 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500(cc)	10/01/33	300	318,765

Arkansas 1.3%
Arkansas Dev. Fin. Auth. Rev.,
Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	550	559,098

California 3.4%
California Cmnty. Choice Fing. Auth. Rev.,
Sustainable Bonds, Clean Energy Proj. Series B	5.000	03/01/36	500	543,764
California Infrast. & Econ. Dev. Bank Rev.,
Brightline West Passanger Rail Proj., Series C, AMT (Mandatory put date 11/02/26), 144A	3.500(cc)	01/01/65	300	300,110
Freddie Mac Multifamily Cert. Rev.,
Sustainable Bonds, Series ML-33, Class A-USM(hh)	4.641(cc)	10/25/40	555	587,835

				1,431,709

Colorado 1.5%
Baseline Metropolitan Dist. No. 1,
Series A, GO, Rfdg., AG	4.250	12/01/54	345	338,452
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	300	308,296

				646,748

Connecticut 1.6%
Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B, AMT	5.000	11/15/31	100	108,899
Chesla Loan Prog., Series B, AMT	5.000	11/15/33	255	282,399
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/35	250	284,297

				675,595

District of Columbia 3.5%
Dist. of Columbia,
Series D, GO	5.000	06/01/41	965	978,288
Dist. of Columbia Rev.,
KIPP DC Issue, Series A, Rfdg.	5.000	07/01/26	100	100,726
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Series A, Rfdg., AMT	5.000	10/01/34	360	414,015

				1,493,029

Florida 7.2%
Capital Tr. Agcy. Rev.,
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.020(t)	07/01/61	6,500	567,255

See Notes to Financial Statements.

PGIM Fixed Income ETFs 159

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375%(cc)	10/01/54	500	$511,585
Mater Academy Proj., Series A	5.000	06/15/29	120	122,683
River City Science Academy Proj., Series B, Rfdg.	5.000	07/01/31	290	305,087
Lee Cnty. Arpt. Rev.,
Series A-2, AMT (Mandatory put date 10/01/31)(hh)	5.000(cc)	10/01/56	600	659,203
Vlg. CDD No. 13,
2021 Spl. Assmt., Phase III	3.250	05/01/52	1,200	897,511

				3,063,324

Georgia 5.1%
Burke Cnty. Dev. Auth. Rev.,
Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/01/30)	3.600(cc)	11/01/45	100	102,668
Main Street Energy, Inc. Rev.,
Energy Proj., Series D	5.000	12/01/33	250	273,141
Main Street Natural Gas, Inc. Rev.,
Gas Supply, Series C (Mandatory put date 11/01/27), 144A	4.000(cc)	08/01/52	500	506,683
Series C (Mandatory put date 09/01/30)	5.000(cc)	09/01/53	330	354,942
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	605	656,963
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	300	298,868

				2,193,265

Guam 0.4%
Guam Govt. Privilege Tax Bus. Rev.,
Series C, Rfdg.	5.000	01/01/35	150	170,939

Illinois 7.5%
Chicago Board of Ed.,
Series B, GO, Rfdg.	5.250	12/01/27	325	332,199
Chicago Brd. of Ed. Dedicated Capital Impvt. Tax Rev.,
Sch. Imps.	5.000	04/01/35	610	627,484
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.250	01/01/41	500	557,426
Illinois Fin. Auth. Rev.,
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/29	175	187,993
Illinois St. Toll Hwy. Auth. Rev.,
Toll Hwy., Sr. Rev., Series B	5.000	01/01/45	1,115	1,169,585
St. Illinois Sales Tax. Rev.,
Jr. Series B	5.000	06/15/40	300	332,302

				3,206,989

Indiana 0.3%
Indiana Hsg. & Cmnty. Dev. Auth. Rev.,
Sustainable Bonds, Series C-1, Rfdg.	3.000	01/01/52	150	149,370

Iowa 0.5%
Lowa Student Loan Liquidity Corp. Rev.,
Sr. Series B, AMT	5.000	12/01/35	180	200,188

Kentucky 5.7%
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,000	1,097,926

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky (cont’d.)
Kentucky Pub. Energy Auth. Rev., (cont’d.)
Series B	5.000%	12/01/33	500	$532,402
Series C, Rfdg.	5.000	05/01/36	750	824,782

				2,455,110

Louisiana 1.2%
Parish of St. James Rev.,
Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	500	506,851

Michigan 2.3%
Michigan Fin. Auth. Rev.,
Bronson Healthcare Grp., Series B, Rmkt. (Mandatory put date 11/16/26)	5.000(cc)	11/15/44	230	231,051
Michigan St. Hosp. Fin. Auth. Rev.,
Corewell Hlth., Series B-2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	335	388,393
Wayne County Arpt Auth. Rev.,
Detroit Metropolitan Wayne, Series B, AMT	5.000	12/01/34	300	343,754

				963,198

New Hampshire 8.4%
National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	906	925,015
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	400	400,041
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.219(cc)	11/20/42	995	999,479
Silverado Proj., 144A	5.000	12/01/28	250	250,217
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.167(cc)	01/20/41	992	1,002,220

				3,576,972

New Jersey 2.0%
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series 1A, Rfdg., AMT	5.000	12/01/32	300	332,529
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/29	480	505,762

				838,291

New York 4.6%
New York City Hsg. Dev. Corp. Rev.,
8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	250	258,916
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 2, Rfdg.	2.625	09/15/69	105	99,025
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,050	992,524
New York Transp. Dev. Corp. Rev.,
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj., AMT	5.000	01/01/29	340	352,961
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj., AMT	5.000	01/01/30	245	254,002

				1,957,428

Ohio 1.6%
Ohio Air Quality Dev. Auth. Rev.,
Ohio Vlly. Elec. Corp. Proj., Series A	3.875	01/01/36	665	683,137

Oregon 1.5%
Port of Portland Arpt. Rev.,
Series 24B, AMT	5.000	07/01/37	650	658,212

See Notes to Financial Statements.

PGIM Fixed Income ETFs 161

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 2.9%
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875%(cc)	08/01/37	500	$501,391
Pennsylvania Higher Ed. Assistance Agcy. Rev.,
Sr. Series 1A, AMT	5.000	06/01/32	295	324,404
Sr. Series 1-A, AMT	5.000	06/01/34	375	418,568

				1,244,363

Puerto Rico 0.9%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	4.000	07/01/40	400	386,128

Texas 5.0%
Brooks Dev. Auth. Rev.,
Sr. Lien, Series C, Rfdg. (Mandatory put date 08/15/28), 144A	5.000(cc)	08/15/42	190	195,452
EP Forty PFC Residential Dev. Rev.,
Forty Hsg. Proj.	4.000	01/01/37	500	501,735
Houston Arpt. Sys. Rev.,
United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.250	07/15/28	310	322,817
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Cardinal Bay Inc., Vlg. on the Park Carriage Inn Proj., Series A-1	4.000	07/01/26	180	176,130
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	355	353,862
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Ascension Sr. Credit Grp., Series C-2, Rfdg. (Mandatory put date 11/15/35)	5.000(cc)	11/15/51	300	348,920
Texas Municipal Gas Acquisition & Supply Corp. Rev.,
Nat. Gas Util. Imps.	5.000	01/01/36	210	231,483

				2,130,399

Utah 2.5%
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	1,000	1,058,822

Virgin Islands 0.8%
Virgin Islands Hotel Dev. Fing. Corp. Rev.,
Txbl, Sr. Lien, frenchmans Reef, Hotel, Series A-1	8.875	02/01/34	350	337,267

Washington 0.4%
Washington St. Hsg. Fin. Commn. Rev.,
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	165	165,013

Wisconsin 16.9%
Pub. Fin. Auth. Rev.,
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	1,000	1,122,505
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	800	805,040
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625(cc)	06/15/63	500	499,887
Ku Campus Dev. Corp. Proj.	5.000	03/01/46	1,000	1,000,330
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	300	312,681
Rans Elevon Proj., 144A	5.000	07/15/30	470	472,823
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	500	499,863
Signorelli Proj., 144A	5.375	12/15/32	674	673,842
Sustainable Cert., Series A-1	4.126(cc)	01/20/41	375	372,608
The Meadows Proj., 144A	5.750	12/15/33	900	901,546

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)
Wisconsin St.,
Series, GO, Rfdg.(hh)	5.000%	05/01/35	500	$574,448

				7,235,573

TOTAL MUNICIPAL BONDS (cost $39,885,141)				40,587,564

			Shares

UNAFFILIATED EXCHANGE-TRADED FUND 2.5%
iShares National Muni Bond ETF
(cost $1,015,291)			9,670	1,053,256

TOTAL LONG-TERM INVESTMENTS (cost $40,900,432)				41,640,820

SHORT-TERM INVESTMENT 5.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $2,316,575)(wb)			2,316,575	2,316,575

TOTAL INVESTMENTS 102.9% (cost $43,217,007)				43,957,395
Liabilities in excess of other assets(z) (2.9)%				(1,255,674)

NET ASSETS 100.0%				$42,701,721

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	$851,156	$(7,925)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$166,000	$—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 163

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$2,281,781	$—
Arizona	—	318,765	—
Arkansas	—	559,098	—
California	—	1,431,709	—
Colorado	—	646,748	—
Connecticut	—	675,595	—
District of Columbia	—	1,493,029	—
Florida	—	3,063,324	—
Georgia	—	2,193,265	—
Guam	—	170,939	—
Illinois	—	3,206,989	—
Indiana	—	149,370	—
Iowa	—	200,188	—
Kentucky	—	2,455,110	—
Louisiana	—	506,851	—
Michigan	—	963,198	—
New Hampshire	—	3,576,972	—
New Jersey	—	838,291	—
New York	—	1,957,428	—
Ohio	—	683,137	—
Oregon	—	658,212	—
Pennsylvania	—	1,244,363	—
Puerto Rico	—	386,128	—
Texas	—	2,130,399	—
Utah	—	1,058,822	—
Virgin Islands	—	337,267	—
Washington	—	165,013	—
Wisconsin	—	7,235,573	—
Unaffiliated Exchange-Traded Fund	1,053,256	—	—
Short-Term Investment
Affiliated Mutual Fund	2,316,575	—	—

Total	$3,369,831	$40,587,564	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(7,925)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Development	18.8%
Pre-pay Gas	16.5
Special Tax/Assessment District	12.3
Corporate Backed IDB & PCR	12.1
Education	9.9

Healthcare	9.9%
Transportation	8.9
Affiliated Mutual Fund	5.4
General Obligation	5.2
Unaffiliated Exchange-Traded Fund	2.5

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Sector Allocation (continued):

Tobacco Appropriated	1.2%
Power	0.2

102.9
Liabilities in excess of other assets	(2.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$7,925*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(15,881)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(8,205)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 38,854

Futures Contracts - Short Positions (1)	322,865

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 165

PGIM Municipal Income Opportunities ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $40,900,432)	$41,640,820
Affiliated investments (cost $2,316,575)	2,316,575
Dividends and interest receivable	417,678
Deposit with broker for centrally cleared/exchange-traded derivatives	166,000

Total Assets	44,541,073

Liabilities

Payable for investments purchased	1,814,840
Other liabilities	11,722
Management fee payable	7,759
Due to broker—variation margin futures	5,031

Total Liabilities	1,839,352

Net Assets	$42,701,721

Net assets were comprised of:
Common stock, at par	$825
Paid-in capital in excess of par	41,675,579
Total distributable earnings (loss)	1,025,317

Net assets, February 28, 2026	$42,701,721

Net asset value, offering price and redemption price per share.
($42,701,721 ÷ 825,000 shares of common stock issued and outstanding)	$51.76

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$675,874
Affiliated dividend income	25,512
Unaffiliated dividend income	16,396

Total income	717,782

Expenses
Management fee	40,706

Net investment income (loss)	677,076

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	32,012
Futures transactions	(15,881)

16,131

Net change in unrealized appreciation (depreciation) on:
Investments	995,924
Futures	(8,205)

987,719

Net gain (loss) on investment transactions	1,003,850

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,680,926

See Notes to Financial Statements.

PGIM Fixed Income ETFs 167

PGIM Municipal Income Opportunities ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$677,076	$1,172,087

Net realized gain (loss) on investment transactions	16,131	2,772

Net change in unrealized appreciation (depreciation) on investments	987,719	(666,764)

Net increase (decrease) in net assets resulting from operations	1,680,926	508,095

Dividends and Distributions

Distributions from distributable earnings	(614,815)	(1,050,126)

Fund share transactions

Net proceeds from shares sold (300,000 and 50,000 shares, respectively)	15,349,814	2,495,348

Cost of shares purchased (0 and 25,000 shares, respectively)	—	(1,243,758)

Net increase (decrease) in net assets from Fund share transactions	15,349,814	1,251,590

Total increase (decrease)	16,415,925	709,559

Net Assets:

Beginning of period	26,285,796	25,576,237

End of period	$42,701,721	$26,285,796

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31, 2025	June 14, 2024(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.07		$51.15	$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.03		2.30	0.49
Net realized and unrealized gain (loss) on investment transactions	1.66		(1.31)	0.88
Total from investment operations	2.69		0.99	1.37
Less Dividends and Distributions:
Dividends from net investment income	(1.00)		(2.07)	(0.22)
Net asset value, end of period	$51.76		$50.07	$51.15
Total Return(c):	5.42%		1.96%	2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,702		$26,286	$25,576
Average net assets (000)	$32,835		$25,601	$25,311
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.25	%(e)	0.21%	0.25	%(e)
Expenses before waivers and/or expense reimbursement	0.25	%(e)	0.25%	0.25	%(e)
Net investment income (loss)	4.16	%(e)	4.58%	4.56	%(e)
Portfolio turnover rate(f)	25%		49%	28%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 169

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.9%

ASSET-BACKED SECURITY 0.0%

Collateralized Loan Obligation

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%) (cost $74,175)	4.968%(c)	10/26/31	74	$74,226

CORPORATE BONDS 85.5%

Advertising 0.4%

Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.750	04/15/28	200	201,656
Sr. Sec’d. Notes, 144A	7.875	04/01/30	75	79,040
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	200	200,606

				481,302

Aerospace & Defense 0.8%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	204	203,821
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	135	140,211
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	450	448,351
Sr. Sec’d. Notes, 144A	6.750	08/15/28	325	330,749

				1,123,132

Airlines 2.3%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	175	178,320
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	33	33,376
Sr. Sec’d. Notes, 144A	5.750	04/20/29	275	277,800
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	1,175	1,183,412
Gtd. Notes	5.375	03/01/31	95	96,819
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	265	265,093
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	100	92,581
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	300	300,840
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	595	613,760

				3,042,001

Apparel 0.6%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	375	357,278
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	525	495,459

				852,737

Auto Manufacturers 1.1%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	198,550
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	30	32,427
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	100	100,646

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345%	09/17/27		400	$397,000
Sr. Unsec’d. Notes, 144A	7.500	07/17/30		205	216,156
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28		495	463,509

					1,408,288

Auto Parts & Equipment 1.5%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28		200	203,974
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	05/15/28		600	612,996
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29		60	62,076
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		775	775,005
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28		326	326,514

					1,980,565

Banks 0.5%

Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31	(oo)	115	117,977
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30	(oo)	34	34,773
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27		275	275,036
Sr. Unsec’d. Notes, 144A	12.250	10/01/30		100	108,789
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28		175	181,771

					718,346

Building Materials 1.5%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30		10	9,937
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28		275	207,474
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29		175	87,305
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A	9.750	07/15/30		125	125,055
Griffon Corp.,
Gtd. Notes	5.750	03/01/28		350	349,668
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		263	213,612
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		300	299,985
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		775	773,076

					2,066,112

Chemicals 1.9%

Celanese US Holdings LLC,
Gtd. Notes	1.400	08/05/26		250	245,740
Gtd. Notes	6.850(c)	11/15/28		32	33,662
Gtd. Notes	7.000	02/15/31		50	51,535

See Notes to Financial Statements.

PGIM Fixed Income ETFs 171

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Hercules LLC,
Jr. Sub. Notes	6.500%	06/30/29	75	$75,726
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	390	415,662
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	900	875,526
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	400	392,718
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	245	241,325
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	197,432

				2,529,326

Coal 0.2%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	245	226,931

Commercial Services 5.0%

Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	340	359,189
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	100	104,126
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	950	937,641
Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	593,442
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	20	18,958
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	600	573,836
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	300	293,311
Gtd. Notes, 144A	5.750	07/15/27	224	223,606
Gtd. Notes, 144A	5.750	07/15/27	50	49,950
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	90	91,174
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28	500	467,853
Covista, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	174	174,000
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	135	138,426
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	85	86,171
Gtd. Notes, 144A	6.625	06/15/29	435	449,144
Gtd. Notes, 144A	7.000	06/15/30	130	136,195
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	8	7,295
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	425	424,851
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	200	199,137
Service Corp. International,
Sr. Unsec’d. Notes	4.625	12/15/27	25	24,950
Sr. Unsec’d. Notes	7.500	04/01/27	37	38,123
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	200	192,702
Gtd. Notes	4.000	07/15/30	200	194,626
Gtd. Notes	4.875	01/15/28	467	466,678

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

United Rentals North America, Inc., (cont’d.)
Sec’d. Notes	3.875%	11/15/27	200	$198,558
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	170	182,188
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	155	154,098

				6,780,228

Computers 1.2%

Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	250	244,460
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	675	552,229
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	175	187,739
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	625	614,644
Gtd. Notes, 144A	5.125	04/15/29	8	7,842

				1,606,914

Cosmetics/Personal Care 0.0%

P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	44	43,523

Diversified Financial Services 6.1%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	50	52,375
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	9.250	04/01/29	200	210,029
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	440	459,524
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	775	783,719
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	10	10,181
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	475	498,569
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	02/15/31	25	21,563
Gtd. Notes, 144A	9.250	12/01/28	375	371,659
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	20	17,796
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	300	281,250
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	250	238,984
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	200	177,998
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	130	137,028
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	225	213,992
Sr. Unsec’d. Notes	5.000	03/15/27	415	408,110
Sr. Unsec’d. Notes	6.750	06/15/26	594	595,326
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	200	197,593
Gtd. Notes	3.875	09/15/28	575	556,334
Gtd. Notes	5.375	11/15/29	450	445,042
Gtd. Notes	6.125	05/15/30	25	25,089
Gtd. Notes	6.625	01/15/28	50	51,053

See Notes to Financial Statements.

PGIM Fixed Income ETFs 173

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250%	02/15/29	475	$456,642
Gtd. Notes, 144A	7.875	12/15/29	50	52,466
PHH Escrow Issuer LLC/PHH Corp.,
Gtd. Notes, 144A	9.875	11/01/29	35	35,175
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	250	251,725
Gtd. Notes, 144A	8.875	01/31/30	15	15,262
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	750	741,086
Gtd. Notes, 144A	3.625	03/01/29	550	529,569
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	04/15/29	200	195,977
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	115	114,437

				8,145,553

Electric 3.6%

Calpine LLC,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	200	200,016
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	150,043
Gtd. Notes, 144A	3.375	02/15/29	965	929,637
Gtd. Notes, 144A	5.250	06/15/29	225	225,830
Gtd. Notes, 144A	5.750	07/15/29	400	400,943
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	350	349,139
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	1,625	1,607,678
Gtd. Notes, 144A	5.000	07/31/27	578	577,996
Gtd. Notes, 144A	5.625	02/15/27	275	274,851
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30	140	146,125

				4,862,258

Electrical Components & Equipment 0.7%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	225	218,474
Gtd. Notes, 144A	4.750	06/15/28	375	371,916
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	70	70,223
Gtd. Notes, 144A	6.375	03/15/29	265	272,537
Gtd. Notes, 144A	7.250	06/15/28	52	52,395

				985,545

Electronics 0.1%

Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29	200	195,522

Entertainment 3.0%

Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	01/15/33	200	198,684
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	575	562,123
Sr. Sec’d. Notes, 144A	7.000	02/15/30	400	410,249
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	400	398,705

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Churchill Downs, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	04/01/30	125	$126,002
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	200	196,617
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	475	466,874
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	425	400,984
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	505	505,241
Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	45	45,987
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	100	90,697
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32	275	293,590
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	300	302,203

				3,997,956

Environmental Control 1.0%

Clean Harbors, Inc.,
Gtd. Notes, 144A	6.375	02/01/31	200	205,281
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	320	315,043
Gtd. Notes, 144A	4.375	08/15/29	125	122,618
Gtd. Notes, 144A	4.750	06/15/29	25	24,822
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28	40	39,498
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	330	329,287
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29	255	245,775

				1,282,324

Foods 1.1%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	500	482,386
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	200	194,143
Sr. Sec’d. Notes, 144A	8.000	09/15/28	440	426,905
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	300	290,791
Gtd. Notes, 144A	4.875	05/15/28	125	125,120

				1,519,345

Gas 0.5%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	575	579,698
Sr. Unsec’d. Notes, 144A	9.500	06/01/30	125	133,858

				713,556

Healthcare-Services 3.4%

CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	6.000	01/15/29	150	149,706
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	1,175	1,150,143

See Notes to Financial Statements.

PGIM Fixed Income ETFs 175

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375%	01/15/29	525	$513,460
Sr. Sec’d. Notes, 144A	9.875	08/15/30	75	80,214
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	265	195,032
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	73	71,571
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	220	229,945
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	400	401,054
Sr. Sec’d. Notes	4.250	06/01/29	675	663,930
Sr. Sec’d. Notes	4.375	01/15/30	400	392,632
Sr. Sec’d. Notes	4.625	06/15/28	659	658,040
Sr. Sec’d. Notes, 144A	5.500	11/15/32	65	65,848

				4,571,575

Home Builders 4.7%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	601	585,716
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	520	519,356
Gtd. Notes	7.250	10/15/29	250	254,934
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	225	210,731
Gtd. Notes, 144A	6.250	09/15/27	475	473,784
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	50	48,329
Dream Finders Homes, Inc.,
Gtd. Notes, 144A	6.875	09/15/30	130	132,927
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	175	180,346
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	431	431,446
KB Home,
Gtd. Notes	4.800	11/15/29	215	214,271
Gtd. Notes	6.875	06/15/27	287	292,244
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	407	404,212
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	125	121,816
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	586	583,604
Sr. Unsec’d. Notes	4.750	04/01/29	575	568,488
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	200	209,921
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	300	306,122
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	125	126,109
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	375	377,287
Gtd. Notes	5.700	06/15/28	250	253,560

				6,295,203

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Furnishings 0.2%

Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125%	06/15/30	160	$160,503
Sr. Unsec’d. Notes	6.500	06/15/33	75	74,939

				235,442

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	700	643,694

Housewares 0.6%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	09/15/27	100	101,433
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	635	668,344

				769,777

Insurance 1.7%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,175	1,177,402
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	225	224,821
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	195	198,391
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	257	249,395
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	135	142,028
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	350	339,067

				2,331,104

Internet 1.5%

Cablevision Lightpath LLC,
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	525	525,000
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	500	504,773
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	600	560,292
Gtd. Notes, 144A	5.250	12/01/27	250	248,884
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	60	55,576
Sr. Sec’d. Notes, 144A	5.000	05/01/28	80	74,197

				1,968,722

Iron/Steel 1.5%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,747
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	35	37,165
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	175	177,443
Gtd. Notes, 144A	6.875	11/01/29	295	303,781
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	375	394,106
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	825	863,932
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	175	178,539

				2,055,713

See Notes to Financial Statements.

PGIM Fixed Income ETFs 177

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time 1.4%

Carnival Corp.,
Gtd. Notes, 144A	5.125%	05/01/29	565	$572,680
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	215	225,311
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	15	15,370
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	450	479,821
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	75	76,961
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	193	192,273
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	25	25,037
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	75	74,886
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	175	174,542

				1,836,881

Lodging 3.0%

Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	340	339,520
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,951
Gtd. Notes	4.750	10/15/28	425	425,149
Gtd. Notes	5.500	04/15/27	700	706,379
Gtd. Notes	6.125	09/15/29	515	529,197
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	400	398,982
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	450	451,957
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,100	1,098,427

				4,074,562

Machinery-Construction & Mining 0.4%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	275	274,821
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	245	244,184

				519,005

Machinery-Diversified 0.4%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	300	317,484
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	225	224,704

				542,188

Media 3.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	50	49,894
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	625	623,503
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	207	207,216
Sr. Unsec’d. Notes, 144A	6.375	09/01/29	200	202,608

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CSC Holdings LLC,
Gtd. Notes, 144A	5.375%	02/01/28	1,225	$882,142
Gtd. Notes, 144A	5.500	04/15/27	425	359,559
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	112,439
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	25	22,255
Gtd. Notes(x)	7.375	07/01/28	25	24,176
Gtd. Notes(x)	7.750	07/01/26	600	593,544
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	825	852,125
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	40	41,565
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	7.750	08/15/30	50	40,009
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%(x)	9.250	03/25/30	21	15,240
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	52,057
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	450	462,922
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	400	388,552

				4,929,806

Mining 2.0%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500	10/01/31	80	88,202
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	145	144,394
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	8.625	06/01/31	350	366,909
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	83	83,071
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	1,360	1,357,647
Gtd. Notes, 144A	6.125	04/01/29	275	276,592
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	125	121,138
Gtd. Notes, 144A	6.875	01/30/30	25	25,807
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	250	264,295

				2,728,055

Miscellaneous Manufacturing 0.4%

Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	35	36,181
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	200	198,104
Sr. Sec’d. Notes, 144A	4.750	04/15/29	50	50,060
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	240	247,137

				531,482

Oil & Gas 5.4%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	85	89,471

See Notes to Financial Statements.

PGIM Fixed Income ETFs 179

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27	175	$209,609
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	275	265,114
Gtd. Notes, 144A	6.750	03/01/29	175	174,459
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.750	07/31/29	25	25,191
Gtd. Notes, 144A	9.250	02/15/28	161	165,290
Gtd. Notes, 144A	9.750	10/15/30	200	215,033
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	80	84,936
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	50	50,784
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	650	651,649
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	40	39,018
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	250	252,173
Nabors Industries, Inc.,
Gtd. Notes, 144A	9.125	01/31/30	325	341,840
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	105	105,647
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	386	389,177
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26	230	230,002
Gtd. Notes, 144A	6.750	08/01/29	115	117,619
Gtd. Notes, 144A	8.375	07/01/28	750	775,142
Gtd. Notes, 144A	8.625	11/01/30	25	26,462
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	40	41,502
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	25	24,644
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	250	250,060
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	625	615,377
Gtd. Notes, 144A	7.000	09/15/28	485	498,189
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A	8.000	09/30/28	90	92,404
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	825	856,969
Gtd. Notes, 144A	8.500	05/15/31	120	126,900
Sr. Sec’d. Notes, 144A	8.750	02/15/30	200	208,477
Transocean Titan Financing Ltd.,
Sr. Sec’d. Notes, 144A	8.375	02/01/28	116	117,824
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	150	157,312

				7,198,274

Oil & Gas Services 0.1%

SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30	45	45,947
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30	115	124,123

				170,070

Packaging & Containers 3.1%

Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30	200	193,250

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250%	09/01/28	200	$192,882
Ball Corp.,
Gtd. Notes	6.000	06/15/29	70	72,157
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	210	209,743
Sr. Sec’d. Notes, 144A	6.875	01/15/30	25	25,402
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28	100	97,214
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28	325	297,474
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)	180	72,261
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)	25	10,030
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)	45	18,059
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)	285	16,460
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/30	985	1,008,215
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	100	100,105
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	75	76,061
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	1,350	1,385,754
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	450	434,590

				4,209,657

Pharmaceuticals 1.8%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	826	853,877
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	389	373,448
Gtd. Notes, 144A	5.125	03/01/30	100	96,394
Gtd. Notes, 144A	6.125	08/01/28	600	601,942
Bausch Health Cos., Inc. (Canada),
Sr. Sec’d. Notes, 144A	4.875	06/01/28	296	274,540
Sr. Sec’d. Notes, 144A	11.000	09/30/28	143	149,435

				2,349,636

Pipelines 2.0%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	500	500,218
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	80	83,285
Buckeye Partners LP,
Sr. Unsec’d. Notes	3.950	12/01/26	50	49,620
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	50	50,505
NFE Financing LLC,
Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	70	25,301
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	85	88,730
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	125	123,067
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	225	224,834

See Notes to Financial Statements.

PGIM Fixed Income ETFs 181

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	09/01/31	100	$101,004
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	140	145,138
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	25	25,329
Sr. Sec’d. Notes, 144A	8.125	06/01/28	400	410,469
Sr. Sec’d. Notes, 144A	9.500	02/01/29	480	514,837
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	360	373,907

				2,716,244

Real Estate 0.5%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	100	103,473
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	100	104,707
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	200	193,697
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	325	309,619

				711,496

Real Estate Investment Trusts (REITs) 4.3%

Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	150	147,272
Gtd. Notes	4.550	10/01/29	200	188,172
Gtd. Notes	8.875	04/12/29	275	292,263
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30	25	25,993
Sr. Unsec’d. Notes	4.750	02/15/28	275	269,043
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.375	08/01/30	65	66,807
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	125	96,028
Gtd. Notes	5.000	10/15/27	725	712,002
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,358
Sr. Sec’d. Notes, 144A	4.875	05/15/29	475	466,721
Sr. Sec’d. Notes, 144A	5.875	10/01/28	100	100,001
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	475	474,970
Gtd. Notes, 144A	4.500	02/15/29	300	295,912
Gtd. Notes, 144A	6.500	04/01/32	20	20,719
Gtd. Notes, 144A	7.250	07/15/28	225	231,151
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	225	226,464
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	350	336,781
Sr. Unsec’d. Notes	3.875	02/15/27	784	779,093
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	20	20,068
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	325	322,275
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	510	506,373
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	30	31,275
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	175	183,407

				5,803,148

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 3.3%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30	25	$24,004
Sec’d. Notes, 144A	4.375	01/15/28	175	173,927
Sr. Sec’d. Notes, 144A	3.500	02/15/29	300	289,917
Sr. Sec’d. Notes, 144A	3.875	01/15/28	550	543,125
Sr. Sec’d. Notes, 144A	5.625	09/15/29	100	101,720
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	425	379,057
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	650	676,926
Sr. Sec’d. Notes, 144A	9.000	06/01/31	250	274,030
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	300	322,500
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29	200	194,076
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	425	404,058
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	530	403,615
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	150	147,920
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	75	74,867
Gtd. Notes, 144A	5.500	10/01/30	40	40,213
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	50	48,327
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	25	25,954
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	100	97,069
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	185	187,981

				4,409,286

Software 1.7%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.250	06/01/30	210	205,659
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/28	825	807,720
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	1,000	999,142
X.AI LLC/X.AI Co. Issuer Corp.,
Sr. Sec’d. Notes, 144A	12.500	06/30/30	225	256,261

				2,268,782

Telecommunications 4.4%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	370,050
Altice France SA (France),
Sr. Sec’d. Notes, 144A	9.500	11/01/29(d)	152	154,726
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31	105	107,517
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A	7.125	11/15/30	35	36,501
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	225	217,663
EchoStar Corp.,
Sr. Sec’d. Notes(x)	10.750	11/30/29	75	81,912

See Notes to Financial Statements.

PGIM Fixed Income ETFs 183

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Flash Compute LLC,
Sr. Sec’d. Notes, 144A	7.250%	12/31/30	60	$61,459
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.000	01/15/30	50	50,540
Sec’d. Notes, 144A	6.750	05/01/29	100	100,425
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,200	1,201,231
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	1,175	1,188,736
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	350	328,888
Gtd. Notes, 144A	3.750	07/15/29	75	69,791
Gtd. Notes, 144A	4.250	07/01/28	175	169,312
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31	285	286,231
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	1,025	1,023,690
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	100	105,162
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30	250	264,700
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30	60	58,290

				5,876,824

Transportation 0.4%

RXO, Inc.,
Gtd. Notes, 144A	6.375	05/15/31	75	73,025
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	195	185,334
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	300	305,548

				563,907

TOTAL CORPORATE BONDS
(cost $115,477,180)				114,871,997

FLOATING RATE AND OTHER LOANS 2.8%

Aerospace & Defense 0.0%

PAC DAC LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	6.917(c)	10/28/30	25	24,703

Airlines 0.1%

Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	55	54,785

Auto Parts & Equipment 0.5%

Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	05/06/30	124	123,595
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/28/32	75	74,563
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28	149	146,276
Term B Loan, 3 Month SOFR + 5.100%	8.764(c)	11/17/28	350	344,603

				689,037

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials 0.0%

American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.923%(c)	07/08/30	25	$24,075

Chemicals 0.2%

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517(c)	06/28/28	49	47,739
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	273	243,934

				291,673

Commercial Services 0.1%

Allied Universal Holdco LLC,
Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	08/20/32	27	26,921
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417(c)	12/31/30	66	64,680
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	99	81,439

				173,040

Computers 0.1%

Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32	50	48,628
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.673(c)	03/01/29	64	55,480

				104,108

Forest Products & Paper 0.0%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	7.923(c)	11/04/31	22	22,486

Holding Companies-Diversified 0.1%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30	122	121,131

Insurance 0.3%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.673(c)	11/06/30	123	119,336
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.923(c)	06/21/32	149	144,227
Asurion LLC,
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.923(c)	09/19/30	123	122,749

				386,312

Media 0.9%

CSC Holdings LLC,
September 2019 Term Loan, 1 Month SOFR + 1.500%	8.250(c)	04/15/27	399	344,085
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.614%	8.787(c)	09/25/29	892	771,996

				1,116,081

Oil & Gas 0.0%

Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.417(c)	02/11/30	25	24,781

See Notes to Financial Statements.

PGIM Fixed Income ETFs 185

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers 0.1%

LABL, Inc.,
Initial Dollar Term Loan	8.767%	10/29/28	25	$11,462
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.422(c)	09/15/28	149	143,148

				154,610

Retail 0.0%

LBM Acquisition LLC,
Incremental Term B Loan, 1 Month SOFR + 3.750%	7.527(c)	06/06/31	18	14,402
White Cap Supply Holdings LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.922(c)	10/19/29	20	19,746

				34,148

Telecommunications 0.4%

Altice France SA (France),
New USD B-14 Term Loan, 1 Month SOFR + 6.875%	10.547(c)	05/31/31	197	197,487
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%	9.023(c)	08/31/32	190	190,306
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.923(c)	03/29/32	164	164,246

				552,039

TOTAL FLOATING RATE AND OTHER LOANS
(cost $3,826,572)				3,773,009

U.S. TREASURY OBLIGATIONS 9.1%

U.S. Treasury Notes(k)	3.375	11/30/27	1,265	1,264,259
U.S. Treasury Notes	3.375	12/31/27	3,165	3,163,516
U.S. Treasury Notes	3.500	09/30/27	1,620	1,621,772
U.S. Treasury Notes	3.500	10/31/27	460	460,539
U.S. Treasury Notes	3.500	01/31/28	3,360	3,366,562
U.S. Treasury Notes	3.625	08/31/27	85	85,226
U.S. Treasury Notes	3.875	07/31/27	1,730	1,740,137
U.S. Treasury Notes(k)	4.375	07/31/26	85	85,246
U.S. Treasury Notes(k)	4.875	05/31/26	525	526,435

TOTAL U.S. TREASURY OBLIGATIONS
(cost $12,287,194)				12,313,692

			Shares

AFFILIATED EXCHANGE-TRADED FUND 1.2%
Fixed Income
PGIM AAA CLO ETF
(cost $1,648,848)(wa)			32,128	1,653,628

COMMON STOCKS 0.1%

Gas Utilities 0.1%

Ferrellgas Partners LP (Class B Stock)*			546	100,222

Wireless Telecommunication Services 0.0%

Altice France SA (France)			905	16,967

TOTAL COMMON STOCKS

(cost $128,995)				117,189

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

PREFERRED STOCK 0.2%

Electronic Equipment, Instruments & Components

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^
(cost $ 223,553)	206	$224,025

TOTAL LONG-TERM INVESTMENTS
(cost $ 133,666,517)		133,027,766

SHORT-TERM INVESTMENT 1.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $ 1,847,081)(wa)	1,847,081	1,847,081

TOTAL INVESTMENTS 100.3%
(cost $ 135,513,598)		134,874,847
Liabilities in excess of other assets(z) (0.3)%		(461,014)

NET ASSETS 100.0%		$134,413,833

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $224,025 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/23/24	$9,750	$22,255	0.0%
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	24,176	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24-09/26/25	585,469	593,544	0.5
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	12/14/23-08/12/25	863,618	852,125	0.6
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	01/28/25-02/06/25	80,844	81,912	0.1
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%, 9.250%, 03/25/30	06/29/25-09/15/25	17,425	15,240	0.0

Total		$1,567,981	$1,589,252	1.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
40	2 Year U.S. Treasury Notes	Jun. 2026	$8,370,938	$13,292

See Notes to Financial Statements.

PGIM Fixed Income ETFs 187

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Futures contracts outstanding at February 28, 2026 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
122	5 Year U.S. Treasury Notes	Jun. 2026	$13,437,157	$(58,980)
5	10 Year U.S. Treasury Notes	Jun. 2026	569,063	(2,468)

				(61,448)

				$(48,156)

Credit default swap agreement outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):

CDX.NA.HY.45.V1	12/20/30	5.000	%(Q)	2,228	$(169,561)	$(171,857)	$(2,296)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is thesellerofprotectionasofthe reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at February 28, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 3.680%	$—	$(6,827)	$(6,827)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CITI	$—	$416,148
JPS	—	341,428

Total	$—	$757,576

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Collateralized Loan Obligation	$—	$74,226	$—
Corporate Bonds	—	114,871,997	—
Floating Rate and Other Loans	—	3,773,009	—
U.S. Treasury Obligations	—	12,313,692	—
Affiliated Exchange-Traded Fund
Fixed Income	1,653,628	—	—
Common Stocks	—	117,189	—
Preferred Stock	—	—	224,025
Short-Term Investment
Affiliated Mutual Fund	1,847,081	—	—

Total	$3,500,709	$131,150,113	$224,025

Other Financial Instruments*
Assets
Futures Contracts	$13,292	$—	$—

Liabilities
Futures Contracts	$(61,448)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(2,296)	—
Centrally Cleared Interest Rate Swap Agreement	—	(6,827)	—

Total	$(61,448)	$(9,123)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

U.S. Treasury Obligations	9.1%
Diversified Financial Services	6.1
Oil & Gas	5.4
Commercial Services	5.1
Telecommunications	4.8
Home Builders	4.7
Media	4.6
Real Estate Investment Trusts (REITs)	4.3

Electric	3.6%
Healthcare-Services	3.4
Retail	3.3
Packaging & Containers	3.2
Lodging	3.0
Entertainment	3.0
Airlines	2.4
Chemicals	2.1

See Notes to Financial Statements.

PGIM Fixed Income ETFs 189

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Industry Classification (continued):

Mining	2.0%
Insurance	2.0
Pipelines	2.0
Auto Parts & Equipment	2.0
Pharmaceuticals	1.8
Software	1.7
Building Materials	1.5
Iron/Steel	1.5
Internet	1.5
Affiliated Mutual Fund	1.4
Leisure Time	1.4
Computers	1.3
Affiliated Exchange-Traded Fund	1.2
Foods	1.1
Auto Manufacturers	1.1
Environmental Control	1.0
Aerospace & Defense	0.8
Electrical Components & Equipment	0.7
Apparel	0.6
Housewares	0.6
Banks	0.5
Gas	0.5
Real Estate	0.5
Household Products/Wares	0.5

Transportation	0.4%
Machinery-Diversified	0.4
Miscellaneous Manufacturing	0.4
Machinery-Construction & Mining	0.4
Advertising	0.4
Home Furnishings	0.2
Coal	0.2
Electronic Equipment, Instruments & Components	0.2
Electronics	0.1
Oil & Gas Services	0.1
Holding Companies-Diversified	0.1
Gas Utilities	0.1
Collateralized Loan Obligation	0.0	*
Cosmetics/Personal Care	0.0	*
Forest Products & Paper	0.0	*
Wireless Telecommunication Services	0.0	*

	100.3
Liabilities in excess of other assets	(0.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$2,296	*
Interest rate contracts	Due from/to broker-variation margin futures	13,292	*	Due from/to broker-variation margin futures	61,448	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	6,827	*

		$13,292			$70,571

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$69,006
Interest rate contracts	(47,077)	4,436

Total	$(47,077)	$73,442

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(20,451)
Interest rate contracts	(50,366)	(1,878)

Total	$(50,366)	$(22,329)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$6,895,638
Futures Contracts - Short Positions (1)	7,598,032
Credit Default Swap Agreements - Buy Protection (1)	1,959,167
Credit Default Swap Agreements - Sell Protection (1)	496,667
Interest Rate Swap Agreements (1)	2,640,000

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 191

PGIM Short Duration High Yield ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $132,017,669)	$131,374,138
Affiliated investments (cost $3,495,929)	3,500,709
Cash	5,082
Foreign currency, at value (cost $3,970)	3,995
Dividends and interest receivable	1,833,814
Receivable for investments sold	142,013
Due from broker—variation margin swaps	29,874
Other assets	3,618

Total Assets	136,893,243

Liabilities

Payable for investments purchased	2,398,729
Management fee payable	44,490
Due to broker—variation margin futures	36,191

Total Liabilities	2,479,410

Net Assets	$134,413,833

Net assets were comprised of:
Common stock, at par	$2,675
Paid-in capital in excess of par	135,109,129
Total distributable earnings (loss)	(697,971)

Net assets, February 28, 2026	$134,413,833

Net asset value, offering price and redemption price per share.
($134,413,833 ÷ 2,675,000 shares of common stock issued and outstanding)	$50.25

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$2,957,960
Affiliated dividend income	95,788

Total income	3,053,748

Expenses
Management fee	227,043
Less: Fee waiver and/or expense reimbursement	(1,555)

Net expenses	225,488

Net investment income (loss)	2,828,260

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(114,788)
Futures transactions	(47,077)
Swap agreement transactions	73,442
Foreign currency transactions	(447)

(88,870)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,767))	(758,486)
Futures	(50,366)
Swap agreements	(22,329)
Foreign currencies	(437)

(831,618)

Net gain (loss) on investment and foreign currency transactions	(920,488)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,907,772

See Notes to Financial Statements.

PGIM Fixed Income ETFs 193

PGIM Short Duration High Yield ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$2,828,260	$3,223,385

Net realized gain (loss) on investment and foreign currency transactions	(88,870)	(44,864)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(831,618)	118,991

Net increase (decrease) in net assets resulting from operations	1,907,772	3,297,512

Dividends and Distributions

Distributions from distributable earnings	(2,821,239)	(3,299,134)

Fund share transactions

Net proceeds from shares sold (1,525,000 and 650,000 shares, respectively)	76,977,075	32,825,740

Shares sold in-kind(0 and 100,000 shares, respectively)	—	5,061,728

Cost of shares purchased (0 and 125,000 shares, respectively)	—	(6,122,246)

Net increase (decrease) in net assets from Fund share transactions	76,977,075	31,765,222

Total increase (decrease)	76,063,608	31,763,600

Net Assets:

Beginning of period	58,350,225	26,586,625

End of period	$134,413,833	$58,350,225

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31, 2025	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.74		$50.64	$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.32		3.47	3.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.29)		0.31	0.16	(c)
Total from investment operations	1.03		3.78	3.20
Less Dividends and Distributions:
Dividends from net investment income	(1.52)		(3.68)	(2.56)
Net asset value, end of period	$50.25		$50.74	$50.64
Total Return(d):	2.06%		7.78%	6.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134,414		$58,350	$26,587
Average net assets (000)	$101,744		$46,710	$25,353
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.45	%(f)	0.42%	0.44	%(g)
Expenses before waivers and/or expense reimbursement	0.45	%(f)	0.45%	0.47	%(g)
Net investment income (loss)	5.61	%(f)	6.90%	8.47	%(g)
Portfolio turnover rate(h)	30%		100%	52%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 195

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

LONG-TERM INVESTMENTS 103.2%

ASSET-BACKED SECURITIES 14.4%

Automobiles 0.6%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30		200		$207,863
Ford Credit Auto Owner Trust,
Series 2025-01, Class A, 144A	4.860(cc)	08/15/37		300		310,810
OneMain Direct Auto Receivables Trust,
Series 2025-01A, Class B, 144A	5.560	10/15/35		200		210,060
Santander Drive Auto Receivables Trust,
Series 2025-02, Class D	5.470	05/15/31		200		205,196

						933,929

Collateralized Loan Obligations 9.5%

Avoca CLO DAC (Ireland),
Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.866(c)	10/15/38	EUR	600		712,071
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	5.408(c)	01/20/38		350		350,627
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	01/15/39		1,000		1,001,287
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	01/25/38		500		500,881
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.099(c)	07/20/34		250		250,252
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37		250		250,500
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	10/15/38		750		751,635
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.278(c)	04/20/37		250		250,610
Elevation CLO Ltd. (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.908(c)	03/28/38		630		630,307
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/20/37		250		250,477
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.188(c)	04/20/37		250		250,297
Empower CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	07/20/38		750		752,066
Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.618(c)	10/20/37		250		250,787
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.109(c)	10/20/31		—(r	)	491
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.230(c)	04/25/39	EUR	500		590,859
HPS Loan Management Ltd.,
Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	07/20/38		250		250,510
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276(c)	10/19/38	EUR	500		591,699
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36		1,000		1,000,417
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	01/20/38		250		251,125
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.372(c)	01/15/38		250		251,073
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	01/20/38		500		501,250
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.574(c)	05/15/37	EUR	250		296,730
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1RR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.406(c)	09/16/31		250		250,000
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.928(c)	03/20/38		750		752,544
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.898(c)	10/20/38		1,000		1,002,855

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.938%(c)	04/20/34		500	$500,500
Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.266(c)	10/15/39	EUR	500	591,087
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/17/37		250	250,561
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.062(c)	10/15/37		250	250,293
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	03/15/38		1,000	1,002,689
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	4.959(c)	04/20/31		5	4,571
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.206(c)	10/15/38	EUR	500	590,669
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	01/20/37		500	499,747
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.092(c)	07/15/37		250	250,308

					15,881,775

Consumer Loans 0.8%

Affirm Master Trust,
Series 2025-01A, Class C, 144A	5.280	02/15/33		100	100,841
Series 2025-02A, Class C, 144A	5.260	07/15/33		300	302,443
Series 2025-03A, Class A, 144A	4.450	10/16/34		100	100,728
Series 2025-03A, Class B, 144A	4.750	10/16/34		100	100,852
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A4, 144A	5.220	03/25/60		104	105,884
Series 2025-03A, Class A3, 144A	4.520	12/27/60		184	185,176
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A	4.590	11/22/38		200	201,877
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A	5.200	07/14/38		100	101,959
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A	4.800	06/20/33		200	201,183

					1,400,943

Equipment 0.1%

MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400	08/20/55		100	102,086

Home Equity Loans 2.9%

BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55		211	213,610
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55		272	272,962
Series 2025-CES03, Class A1A, 144A	5.036(cc)	12/25/55		384	387,492
COOPR Residential Mortgage Trust,
Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60		291	292,612
EFMT,
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60		254	256,474
GS Mortgage Backed Securities Trust,
Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55		142	143,699
GS Mortgage-Backed Securities Trust,
Series 2026-CES01, Class A1, 144A	4.899(cc)	05/25/56		293	294,616
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.362(c)	03/20/54		35	35,224
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.762(c)	05/20/54		55	55,388
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55		140	141,788

See Notes to Financial Statements.

PGIM Fixed Income ETFs 197

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

JPMorgan Mortgage Trust, (cont’d.)
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.150% (Cap N/A, Floor 0.000%)	4.812%(c)	07/20/55	192	$192,480
Series 2026-CES01, Class A1A, 144A	4.909(cc)	06/25/56	296	297,231
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.267(c)	02/25/55	160	160,514
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	74	74,779
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	149	150,871
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	231	234,108
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	170	171,563
Series 2025-CES12, Class A1A, 144A	5.027(cc)	11/25/55	385	387,349
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A	5.036(cc)	09/25/55	287	289,000
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	227	229,382
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	158	159,461
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	170	171,127
Series 2025-HE02, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.017(c)	09/25/65	268	268,935

				4,880,665

Other 0.4%

GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49	137	139,313
Series 2025-02A, Class A, 144A	5.320	06/20/49	149	152,010
PK Alift Loan Funding 8 LP,
Series 2026-01, Class A, 144A	4.614	09/15/43	300	302,131

				593,454

Residential Mortgage-Backed Securities 0.1%
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55	179	179,424

TOTAL ASSET-BACKED SECURITIES
(cost $23,538,116)				23,972,276

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.1%
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.160(c)	04/15/42	70	70,044
BANK,
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56	200	208,660
BANK5,
Series 2025-05YR17, Class A3	5.225	11/15/58	410	426,820
Series 2025-5YR19, Class A3	5.270	12/15/58	500	523,290
BANK5 Trust,
Series 2025-05YR13, Class A3	5.753	01/15/58	170	179,508
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	200	212,088
Series 2024-05C29, Class XA, IO	1.597(cc)	09/15/57	991	48,876
Series 2025-5C38, Class A3	5.146	11/15/58	500	519,592
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72	300	282,672
Series 2022-B33, Class A1	2.306	03/15/55	103	101,930
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.860(c)	03/15/42	110	109,541
BMO Mortgage Trust,
Series 2023-C06, Class A2	6.646(cc)	09/15/56	195	204,787
Series 2024-05C4, Class A3	6.526(cc)	05/15/57	180	191,812

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BMO Mortgage Trust, (cont’d.)
Series 2024-5C7, Class A3	5.566%(cc)	11/15/57	1,000	$1,044,375
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	4.695(c)	12/15/38	499	499,167
Series 2025-COPT, Class B, 144A, 1 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.860(c)	08/15/42	275	275,343
BX Trust,
Series 2021-LGCY, Class B, 144A, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	4.629(c)	10/15/36	500	499,687
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	250	256,634
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.410(c)	02/15/35	110	109,863
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	4.803(c)	03/15/30	215	214,455
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.303(c)	10/18/42	100	100,195
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	238	235,324
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.060(c)	10/15/37	300	300,949
Commercial Mortgage Trust,
Series 2016-COR01, Class A4	3.091	10/10/49	250	247,967
ELP Commercial Mortgage Trust,
Series 2025-ELP, Class A, 144A	4.757(cc)	11/13/42	250	251,916
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	100	101,923
INT Commercial Mortgage Trust,
Series 2025-PLAZA, Class A, 144A	5.041(cc)	11/05/37	300	306,146
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A5	4.029	03/10/52	250	242,403
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43	280	289,661
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.053(c)	10/15/40	250	250,469
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.552(c)	02/15/42	110	110,138
Series 2026-01PARK, Class C, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.550(c)	02/15/43	100	99,844
RFR Trust,
Series 2025-SGRM, Class A, 144A	5.379(cc)	03/11/41	170	174,190
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	100	103,496
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	100	104,855
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	100	105,591
SCG Trust,
Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.160(c)	09/15/42	250	250,625
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	4.903(c)	12/15/39	100	100,125
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	378	374,042
VNDO Trust,
Series 2016-350P, Class A, 144A	3.805	01/10/35	172	171,134
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.152(c)	11/15/41	130	130,036
Wells Fargo Commercial Mortgage Trust,
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.599(c)	10/15/41	100	99,793
WEST Trust,
Series 2025-ROSE, Class A, 144A	5.275(cc)	04/10/35	95	97,293

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $10,013,223)				10,227,259

See Notes to Financial Statements.

PGIM Fixed Income ETFs 199

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 23.9%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.250%	02/01/28	30	$29,645
Sr. Unsec’d. Notes	6.298	05/01/29	20	21,312
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	16	15,986
Spirit AeroSystems, Inc.,
Gtd. Notes	4.600	06/15/28	550	555,078

				622,021

Agriculture 0.9%

Altria Group, Inc.,
Gtd. Notes	4.875	02/04/28	50	50,908
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	355	343,128
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	02/11/28	240	243,972
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	4.500	06/30/28	650	656,132
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	3.125	03/02/28	150	147,948

				1,442,088

Airlines 0.7%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	151,527
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	472	475,076
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	410	413,004
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	65	65,465
Gtd. Notes	5.375	03/01/31	100	101,915

				1,206,987

Apparel 0.2%

Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700	10/07/30	45	45,259
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	225	214,367

				259,626

Auto Manufacturers 0.6%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	198,551
Sr. Unsec’d. Notes	5.113	05/03/29	200	201,910
Sr. Unsec’d. Notes	6.800	05/12/28	200	209,176
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	178	181,446
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,235
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.100	09/15/28	90	85,715
Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	80,762

				972,795

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.2%

Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750%	08/15/32	15	$15,348
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	250	250,001

				265,349

Banks 4.8%

Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN	3.750	03/30/26	200	199,434
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	325	311,316
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	197,273
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	200	201,484
BNP Paribas SA (France),
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	200	205,879
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	120	123,107
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	222	227,886
Sub. Notes	4.450	09/29/27	195	196,149
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	4.656(ff)	01/12/32	520	522,689
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	150	148,099
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	270	274,773
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	21,031
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	83,852
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	138,179
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	50	50,776
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,501
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	5.066(ff)	03/25/31	200	206,049
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	4.255(ff)	10/22/31	560	561,418
Sr. Unsec’d. Notes	4.347(ff)	01/22/32	630	632,922
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	70,590
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	514,563
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	18,989
Morgan Stanley,
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	250	251,284
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	309,344
Sr. Unsec’d. Notes, MTN, Series I	4.356(ff)	10/22/31	700	700,869
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30	250	251,192
Sr. Unsec’d. Notes	4.734(ff)	07/18/31	250	254,488
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,331
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	4.450(ff)	04/12/30	330	331,703
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	200	202,135
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	200	205,098
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	125,630

See Notes to Financial Statements.

PGIM Fixed Income ETFs 201

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

U.S. Bancorp,
Sr. Unsec’d. Notes	5.384%(ff)	01/23/30	30	$31,113
Sr. Unsec’d. Notes	5.678(ff)	01/23/35	40	42,501

Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.182(ff)	01/23/30	90	90,321
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	258,715

				7,991,683

Beverages 0.1%

Diageo Investment Corp. (United Kingdom),
Gtd. Notes	5.125	08/15/30	230	238,535

Building Materials 0.2%

Amrize Finance US LLC,
Gtd. Notes	4.950	04/07/30	65	66,835

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	25	18,861

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	25	20,305

Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	20	20,789

Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	150	144,741
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,938

				296,469

Chemicals 0.5%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	200	91,000

Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28	16	16,831

DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	20	20,273

International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A	1.832	10/15/27	300	289,510

Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.250	06/15/31	200	204,724

SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	200	188,481

				810,819

Coal 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	25	23,156

Commercial Services 0.4%

AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	23,910

Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	25	24,982

DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	165	169,187

ERAC USA Finance LLC,
Gtd. Notes, 144A	5.000	02/15/29	40	41,164

Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28	165	165,570

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750%	03/15/31	170	$172,342
Gtd. Notes, 144A	7.000	06/15/30	15	15,715

				612,870

Computers 0.1%

Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	6.000	06/04/29	140	145,368

Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.450	09/25/26	65	65,158

				210,526

Diversified Financial Services 0.8%

Ally Financial, Inc.,
Sr. Unsec’d. Notes	5.543(ff)	01/17/31	25	25,698

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,548

Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	40,792

Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	75	75,893

GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	150	151,687

goeasy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	23,438

Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/15/26	100	100,223

OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	150	148,195
Gtd. Notes	3.875	09/15/28	25	24,188
Gtd. Notes	6.625	05/15/29	50	51,123

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	75	72,101
Gtd. Notes, 144A	7.875	12/15/29	250	262,332

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	175	172,920
Gtd. Notes, 144A	3.875	03/01/31	75	70,485

Synchrony Financial,
Sr. Unsec’d. Notes	5.019(ff)	07/29/29	35	35,421

				1,281,044

Electric 1.2%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	30	30,075

Calpine LLC,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	100	100,008

Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	49,992

FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	60,020

MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	7.500	06/09/28	200	211,840

NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.685	09/01/27	75	75,856

NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,014
Gtd. Notes, 144A	3.375	02/15/29	175	168,587

See Notes to Financial Statements.

PGIM Fixed Income ETFs 203

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	07/15/29		75	$75,177

Southern California Edison Co.,
First Mortgage	4.875	02/01/27		100	100,684
First Mortgage	4.900	06/01/26		125	125,078

Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		270	274,762

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		25	24,734
Gtd. Notes, 144A	5.000	07/31/27		125	124,999
Gtd. Notes, 144A	5.625	02/15/27		75	74,959
Gtd. Notes, 144A	6.875	04/15/32		10	10,513
Gtd. Notes, 144A	7.750	10/15/31		125	132,049
Sr. Sec’d. Notes, 144A	4.600	10/15/30		55	55,327

VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		190	198,313

					1,942,987

Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		25	25,080

Engineering & Construction 0.2%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28		65	68,290

MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		5	5,248

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,824

					273,362

Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		200	195,521
Sr. Sec’d. Notes, 144A	7.000	02/15/30		100	102,562

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		75	73,717

Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		75	70,762
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	25,012

					467,574

Foods 0.8%
Albertson’s Cos., Inc.,
Gtd. Notes, 144A	5.625	03/31/32		75	75,288

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		75	72,358
Gtd. Notes, 144A	5.500	03/31/31		40	40,271
Gtd. Notes, 144A	6.500	02/15/28		25	25,440

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		50	48,536
Sr. Sec’d. Notes, 144A	8.000	09/15/28		50	48,512

Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	125	140,579

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	5.750	04/01/33		105	110,441

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30	176	$170,597

Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.800	03/01/30	275	282,607

Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30	210	195,795
Gtd. Notes, 144A	4.250	02/01/27	150	149,992

				1,360,416

Gas 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	40	41,397

Healthcare-Products 0.0%

Solventum Corp.,
Sr. Unsec’d. Notes	5.400	03/01/29	32	33,194

Healthcare-Services 0.4%

CommonSpirit Health,
Sec’d. Notes	4.352	09/01/30	80	80,343
Sr. Sec’d. Notes	5.205	12/01/31	100	104,255

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	150	146,827

LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	9.875	08/15/30	75	80,214

MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	100	73,474

Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	175	171,777

				656,890

Holding Companies-Diversified 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	351	364,012

Home Builders 0.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	100	97,457
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	100	95,480

Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	25	25,493

Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	75	77,291

M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	25	24,829

Meritage Homes Corp.,
Gtd. Notes, 144A	3.875	04/15/29	195	192,900

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	75	74,693

Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	125	125,762

				713,905

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	60	60,189

See Notes to Financial Statements.

PGIM Fixed Income ETFs 205

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.0%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250%	03/15/29	50	$45,978

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	10	10,525

Insurance 0.1%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	75	76,336

Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.850	12/15/29	30	30,732

Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	35	36,822

				143,890

Internet 0.3%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	455	483,193

Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	50	46,691

				529,884

Investment Companies 0.0%

Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A	5.700	01/23/31	70	69,449

Iron/Steel 0.1%

Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	10	10,510
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	75	78,539

				89,049

Leisure Time 0.3%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	25	25,340
Gtd. Notes, 144A	5.750	08/01/32	95	98,588
Sr. Sec’d. Notes, 144A	4.000	08/01/28	75	74,462

Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	50	52,398

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	290	296,267

				547,055

Lodging 0.4%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	75	76,040
Sr. Unsec’d. Notes	5.750	04/23/30	300	315,184

Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	5.625	06/15/28	160	163,878

Marriott International, Inc.,
Sr. Unsec’d. Notes	5.450	09/15/26	30	30,182

				585,284

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.0%

Nordson Corp.,
Sr. Unsec’d. Notes	5.600%	09/15/28	10	$10,347

Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28	35	36,098

				46,445

Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	53	53,055

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	90	84,951

Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	25	24,746
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	79,674

CSC Holdings LLC,
Gtd. Notes, 144A	5.500	04/15/27	200	169,204

DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	25	22,255
Gtd. Notes(x)	7.375	07/01/28	25	24,176
Gtd. Notes(x)	7.750	07/01/26	325	321,503

DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	25	25,822

				805,386

Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	03/01/34	45	45,350

Mining 0.2%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500	10/01/31	50	55,126

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	80	82,913

Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	75	74,870

Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	60	58,146

				271,055

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	6.000	04/26/27	100	102,226

Oil & Gas 1.8%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	380	370,016
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	150	154,470

Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	50	50,775

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.000	12/15/29	75	77,230

Comstock Resources, Inc.,
Gtd. Notes, 144A	6.750	03/01/29	50	49,845

Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	50	50,529
Gtd. Notes, 144A	9.250	02/15/28	55	56,466

See Notes to Financial Statements.

PGIM Fixed Income ETFs 207

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Crescent Energy Finance LLC, (cont’d.)
Gtd. Notes, 144A	9.750%	10/15/30	125	$134,396

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	100	97,545

Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/28	90	93,232

Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	75	75,462

Petroleos Mexicanos (Mexico),
Gtd. Notes	6.700	02/16/32	46	46,133
Gtd. Notes	6.840	01/23/30	140	143,500
Gtd. Notes	9.500	09/15/27	62	65,134
Gtd. Notes	10.000	02/07/33	160	187,433
Gtd. Notes, MTN	8.750	06/02/29	205	220,555

SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26	225	225,002
Gtd. Notes, 144A	6.750	08/01/29	125	127,846
Gtd. Notes, 144A	8.750	07/01/31	15	15,728

Sunoco LP,
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	50	50,012

Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	50	49,230
Gtd. Notes, 144A	7.000	09/15/28	25	25,680

Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	10	10,388
Gtd. Notes, 144A	8.500	05/15/31	45	47,588
Sr. Sec’d. Notes, 144A	8.750	02/15/30	140	146,300

Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30	200	209,756
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	200	211,221

				2,991,472

Packaging & Containers 0.5%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	4.750	03/30/31	170	172,521

Ball Corp.,
Gtd. Notes	6.000	06/15/29	75	77,311

Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27	230	225,633
Sr. Sec’d. Notes	5.800	06/15/31	50	53,265

Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	50	49,939
Sr. Sec’d. Notes, 144A	6.750	04/15/32	25	25,181

Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/01/29	175	167,047

Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	25,354

				796,251

Pharmaceuticals 0.1%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	100	96,002

Bausch Health Cos., Inc. (Canada),
Sr. Sec’d. Notes, 144A	4.875	06/01/28	100	92,750

CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55	40	42,075

				230,827

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750%	01/15/28		25	$24,986
Buckeye Partners LP,
Sr. Unsec’d. Notes	3.950	12/01/26		50	49,620
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30		15	16,011
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	70	72,536
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26	(oo)	220	220,947
Sr. Unsec’d. Notes	5.200	04/01/30		35	36,380
Sr. Unsec’d. Notes	6.100	12/01/28		40	42,100
Enterprise Products Operating LLC,
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.900(c)	08/16/77		230	230,345
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26		160	160,000
Sr. Unsec’d. Notes	4.800	02/15/31		40	40,835
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27		95	95,023
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		210	201,147
Gtd. Notes	4.550	07/15/28		100	101,097
Gtd. Notes	5.650	11/01/28		35	36,386
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		300	311,011
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27		125	126,997
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A	2.900	03/01/30		300	286,572
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30		90	87,089
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30		175	180,723
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30		101	104,902
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.650	07/01/26		130	129,978
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30		220	213,159
Sr. Unsec’d. Notes	4.625	06/30/30		100	101,752
Sr. Unsec’d. Notes	5.400	03/02/26		70	70,000

					2,939,596

Real Estate 0.1%
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30		80	82,778
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		100	95,267

					178,045

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.,
Sr. Unsec’d. Notes	3.600	01/15/28		70	69,495
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		95	94,880
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28		90	91,500

See Notes to Financial Statements.

PGIM Fixed Income ETFs 209

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Lineage OP LP,
Gtd. Notes	5.250%	07/15/30	445	$453,760
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	50	49,129
Sr. Sec’d. Notes, 144A	5.875	10/01/28	75	75,001
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28	75	76,500
Sr. Unsec’d. Notes	4.750	02/15/29	160	163,626
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	200	198,748
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	15	15,051
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	25	24,790
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	100	99,289
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	50	52,125
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	75	71,637
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27	700	706,440

				2,241,971

Retail 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28	25	24,687
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	525	523,015
Sr. Unsec’d. Notes	1.950	08/01/28	200	190,407
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	75	78,107
Sr. Sec’d. Notes, 144A	9.000	06/01/31	204	223,061
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR 100	126,917
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	42	40,514

				1,206,708

Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.600	07/15/30	360	367,801
Sr. Unsec’d. Notes	5.050	07/12/29	89	92,026

				459,827

Shipbuilding 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	4.200	05/01/30	140	139,792

Software 0.5%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	40	38,683
Gtd. Notes, 144A	9.250	06/01/30	75	73,450
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	60	61,497
Oracle Corp.,
Sr. Unsec’d. Notes	4.950	02/04/31	360	359,245

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500%	09/30/27	50	$49,957
X.AI LLC/X.AI Co. Issuer Corp.,
Sr. Sec’d. Notes, 144A	12.500	06/30/30	150	170,840

				753,672

Telecommunications 1.1%
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31	100	102,397
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	325	314,402
EchoStar Corp.,
Sr. Sec’d. Notes(x)	10.750	11/30/29	150	163,824
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29	400	401,701
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	7.000	03/31/34	60	62,364
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29	50	47,894
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.567	07/16/27	200	201,805
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000	02/15/29	130	133,051
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31	200	200,864
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	115	114,861
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32	25	25,337
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP 100	129,913

				1,898,413

Transportation 0.2%
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300	03/15/29	140	140,320
RXO, Inc.,
Gtd. Notes, 144A	6.375	05/15/31	75	73,025
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	155	147,317

				360,662

Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	75	75,172

TOTAL CORPORATE BONDS (cost $39,342,353)				39,736,958

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.8%
Angel Oak Mortgage Trust,
Series 2025-11, Class A1, 144A	4.975(cc)	10/25/70	286	286,851
Barclays Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A	4.836(cc)	12/25/65	248	248,701
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64	159	160,862
Series 2025-NQM09, Class A1, 144A	5.043(cc)	09/25/65	279	279,923

See Notes to Financial Statements.

PGIM Fixed Income ETFs 211

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BRAVO Residential Funding Trust, (cont’d.)
Series 2026-NQM01, Class A1, 144A	4.830%(cc)	12/25/65	296	$296,826
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	84	85,549
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.767(c)	03/25/42	100	102,155
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	10.467(c)	06/25/42	100	106,938
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.067(c)	12/25/42	56	57,087
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	663	663,851
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70	285	286,627
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70	296	297,265
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70	285	288,327
Series 2025-NQM02, Class A1, 144A	0.000(cc)	06/25/70	168	169,597
Series 2025-NQM05, Class A1, 144A	5.033(cc)	11/25/70	287	288,030
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM06, Class A1, 144A	5.021(cc)	02/25/66	274	275,508
GS Mortgage-Backed Securities Trust,
Series 2025-DSC02, Class A1, 144A	5.038(cc)	01/25/66	387	389,515
HOMES Trust,
Series 2025-AFC04, Class A1A, 144A	5.149(cc)	11/25/60	192	193,162
Series 2025-NQM05, Class A1, 144A	5.027(cc)	09/25/70	376	377,395
Series 2026-AFC01, Class A1, 144A	4.846(cc)	02/25/61	400	399,980
JPMorgan Mortgage Trust,
Series 2026-VIS01, Class A1, 144A	4.787(cc)	06/25/66	400	400,026
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61	273	274,444
Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.541(c)	05/26/66	EUR 100	117,514
MFA Trust,
Series 2025-NQM04, Class A1, 144A	5.229(cc)	08/25/70	377	379,986
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70	175	176,340
Series 2025-NQM10, Class A1, 144A	5.119(cc)	11/25/70	384	386,567
Series 2026-NQM01, Class A1, 144A	4.809(cc)	12/25/70	198	198,345
NYMT Loan Trust,
Series 2025-INV02, Class A1, 144A	5.000(cc)	10/25/60	394	396,341
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65	81	82,217
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65	169	170,308
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65	242	244,671
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65	187	188,495
Series 2025-NQM21, Class A1, 144A	4.989(cc)	10/25/65	389	391,288
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65	198	198,838
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.167(c)	05/25/33	336	339,231
PRKCM Trust,
Series 2026-AFC01, Class A1, 144A	4.677(cc)	02/25/61	300	299,553
PRPM LLC,
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64	159	157,928
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40	200	201,056
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65	276	276,894
Series 2026-NQM02, Class A1, 144A	4.704(cc)	01/25/66	299	299,349
SG Residential Mortgage Trust,
Series 2026-01, Class A1, 144A	4.782(cc)	01/25/66	400	400,311
Verus Securitization Trust,
Series 2025-11, Class A1, 144A	4.914(cc)	11/25/70	293	294,155

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Verus Securitization Trust, (cont’d.)
Series 2026-R01, Class A1, 144A	4.832%(cc)	10/25/67	198	$199,561

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $11,260,228)				11,327,567

SOVEREIGN BONDS 1.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR 45	45,140
Sr. Unsec’d. Notes	0.750(cc)	07/09/30	182	154,215
Sr. Unsec’d. Notes	1.000	07/09/29	322	283,653
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	6.250	05/22/36	240	242,280
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR 200	234,437
Sr. Unsec’d. Notes	4.500	03/15/29	200	194,700
Sr. Unsec’d. Notes	5.375	01/21/29	200	199,600
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.950	01/25/27	200	202,055
Sr. Unsec’d. Notes, 144A	5.500	02/22/29	200	203,350
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	8.750	01/29/34	200	201,800
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR 200	236,320
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR 150	173,039
Sr. Unsec’d. Notes	5.250	03/22/30	EUR 100	119,711
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A	4.750	06/15/26	200	200,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR 140	165,086
Sr. Unsec’d. Notes, 144A	5.750	09/16/30	90	93,448

TOTAL SOVEREIGN BONDS (cost $2,876,305)				2,948,834

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.2%
Federal Home Loan Mortgage Corp.	2.500	04/01/51	37	32,306
Federal Home Loan Mortgage Corp.	3.000	07/01/46	67	63,566
Federal Home Loan Mortgage Corp.	3.000	02/01/52	90	81,678
Federal Home Loan Mortgage Corp.	3.500	10/01/45	176	169,920
Federal Home Loan Mortgage Corp.	5.500	08/01/52	65	66,384
Federal Home Loan Mortgage Corp.	5.500	10/01/52	291	297,137
Federal Home Loan Mortgage Corp.	5.500	11/01/52	371	379,077
Federal National Mortgage Assoc.	2.500	09/01/50	157	137,228
Federal National Mortgage Assoc.	2.500	06/01/51	171	149,805
Federal National Mortgage Assoc.	2.500	10/01/51	224	195,572
Federal National Mortgage Assoc.	3.000	06/01/51	445	403,449
Federal National Mortgage Assoc.	3.000	01/01/52	352	318,488
Federal National Mortgage Assoc.	3.500	02/01/52	386	366,730
Federal National Mortgage Assoc.	5.000	TBA	2,000	2,008,971
Federal National Mortgage Assoc.	5.000	TBA	3,000	3,010,527
Federal National Mortgage Assoc.	5.000	08/01/52	445	449,661
Federal National Mortgage Assoc.	5.000	01/01/55	284	285,456
Federal National Mortgage Assoc.	5.500	TBA	1,500	1,524,049
Federal National Mortgage Assoc.	5.500	10/01/52	565	576,741
Federal National Mortgage Assoc.	6.000	TBA	1,500	1,538,532
Government National Mortgage Assoc.	2.000	09/20/50	280	237,638
Government National Mortgage Assoc.	3.500	03/20/52	158	150,504
Government National Mortgage Assoc.	4.000	01/20/50	209	203,110
Government National Mortgage Assoc.	4.500	08/20/52	583	580,537

See Notes to Financial Statements.

PGIM Fixed Income ETFs 213

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.500%	TBA	500	$506,381

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $13,565,628)				13,733,447

U.S. TREASURY OBLIGATIONS 41.1%
U.S. Treasury Bonds(k)	4.750	02/15/45	350	358,805
U.S. Treasury Notes(k)	0.500	04/30/27	3,175	3,068,216
U.S. Treasury Notes(k)	0.750	05/31/26	375	372,275
U.S. Treasury Notes	1.250	11/30/26	5,200	5,110,828
U.S. Treasury Notes(k)	1.250	12/31/26	7,810	7,663,563
U.S. Treasury Notes	2.375	03/31/29	4,410	4,278,389
U.S. Treasury Notes	3.125	08/31/27	7,050	7,017,779
U.S. Treasury Notes	3.375	11/30/27	6,325	6,321,294
U.S. Treasury Notes	3.375	12/31/27	11,070	11,064,811
U.S. Treasury Notes	3.500	09/30/27	5,445	5,450,956
U.S. Treasury Notes	3.625	08/31/27	8,825	8,848,441
U.S. Treasury Notes(k)	4.125	02/28/27	8,960	9,011,800

TOTAL U.S. TREASURY OBLIGATIONS
(cost $68,390,747)				68,567,157

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 0.9%
Fixed Income
PGIM Active High Yield Bond ETF			4,418	157,281
PGIM Corporate Bond 0-5 Year ETF			25,000	1,265,875

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $1,416,130)(wa)				1,423,156

OPTION PURCHASED*~ 0.0%
(cost $1,290)				3,126

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 103.2%
(cost $170,404,020)				171,939,780

OPTIONS WRITTEN*~ (0.0)%
(premiums received $0)				(1,241)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 103.2%
(cost $170,404,020)				171,938,539

SHORT-TERM INVESTMENTS 1.7%

AFFILIATED MUTUAL FUND 1.7%

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $2,830,905)(wa)			2,830,905	2,830,905

OPTIONS PURCHASED*~ 0.0%
(cost $41,688)				37,811

TOTAL SHORT-TERM INVESTMENTS
(cost $2,872,593)				2,868,716

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 104.9%
(cost $173,276,613)				174,807,255

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Value
OPTIONS WRITTEN*~ (0.0)%
(premiums received $44,516)	$(33,000)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 104.9%
(cost $173,232,097)	174,774,255
Liabilities in excess of other assets(z) (4.9)%	(8,095,275)

NET ASSETS 100.0%	$166,678,980

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

* Non-income producing security.

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~ See tables subsequent to the Schedule of Investments for options detail.

^ Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $ 1,012 and 0.0% of net assets.

(c) Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.

(cc) Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(oo) Perpetual security. Maturity date represents next call date.

(r) Principal or notional amount is less than $500 par.

(wa) Represents investments in Funds affiliated with the Manager.

(x) The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/23/24	$9,750	$22,255	0.0%
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	24,176	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	07/19/23-09/09/25	310,703	321,503	0.2
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	07/19/23	24,676	25,822	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/14/25-05/22/25	151,656	163,824	0.1

Total		$507,660	$557,580	0.3%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38	10	25	$438

(cost $1,141)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	323	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	645	—
Currency Option EUR vs CZK	Call	CITI	03/04/26	27.00	—	EUR 81	—
Currency Option EUR vs HUF	Call	MSI	03/03/26	430.00	—	EUR 81	—
Currency Option EUR vs HUF	Call	CITI	03/13/26	450.00	—	EUR 82	—
Currency Option EUR vs TRY	Call	BOA	03/03/26	99.00	—	EUR 325	—
Currency Option EUR vs TRY	Call	BOA	03/24/26	99.00	—	EUR 337	231
Currency Option USD vs BRL	Call	MSI	03/11/26	6.00	—	97	1
Currency Option USD vs CLP	Call	CITI	03/27/26	1,000.00	—	100	6

See Notes to Financial Statements.

PGIM Fixed Income ETFs 215

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs COP	Call	CITI	03/03/26	4,800.00	—		96	$—
Currency Option USD vs COP	Call	CITI	03/13/26	4,800.00	—		97	—
Currency Option USD vs COP	Call	MSI	03/24/26	4,500.00	—		60	5
Currency Option USD vs KRW	Call	DB	03/11/26	1,600.00	—		194	—
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00	—		315	—
Currency Option USD vs TRY	Call	JPM	03/04/26	99.00	—		144	—
Currency Option USD vs TRY	Call	BOA	03/12/26	99.00	—		339	65
Currency Option USD vs TRY	Call	JPM	03/25/26	99.00	—		100	79
Currency Option USD vs ZAR	Call	CITI	03/03/26	16.10	—		144	226
Currency Option USD vs ZAR	Call	HSBC	03/03/26	19.00	—		144	—
Currency Option USD vs ZAR	Call	DB	03/13/26	19.00	—		97	3
Currency Option EUR vs HUF	Put	MSI	08/31/26	360.00	—	EUR	513	2,857
Currency Option USD vs BRL	Put	MSI	03/18/26	4.80	—		98	2
Currency Option USD vs COP	Put	CITI	03/04/26	3,000.00	—		96	—
Currency Option USD vs COP	Put	MSI	03/24/26	3,300.00	—		99	2
Currency Option USD vs COP	Put	CITI	03/31/26	3,300.00	—		101	2
Currency Option USD vs COP	Put	CITI	03/31/26	3,300.00	—		101	3
Currency Option USD vs INR	Put	CITI	03/04/26	81.00	—		96	—
Currency Option USD vs INR	Put	CITI	03/05/26	81.00	—		96	—
Currency Option USD vs INR	Put	MSI	03/18/26	85.00	—		98	—
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00	—		315	6,248
Currency Option USD vs THB	Put	CITI	03/17/26	28.00	—		98	—
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—		142	9,287
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—		142	9,287
Currency Option USD vs ZAR	Put	MSI	03/05/26	14.00	—		96	—

Total OTC Traded (cost $31,632)								$28,304

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	0.65%	0.65%(T)	1 Day SOFR(T)/ 3.680%		1,100	$45
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.013%	EUR	975	3,126
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		286	3,200
1-Year Interest Rate Swap, 08/31/27	Put	BNP	08/27/26	3.40%	1 Day SOFR(T)/ 3.680%	3.40%(T)		1,100	857
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		1,340	4,612
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		1,340	—
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		286	355

Total OTC Swaptions (cost $10,205)									$12,195

Total Options Purchased (cost $42,978)									$40,937

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50	10	25	$(187)

(premiums received $540)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	CITI	03/04/26	24.35	—	EUR	81	$(4)
Currency Option EUR vs HUF	Call	CITI	03/13/26	382.00	—	EUR	82	(172)
Currency Option EUR vs TRY	Call	BOA	03/24/26	53.75	—	EUR	337	(3,430)
Currency Option USD vs BRL	Call	MSI	03/11/26	5.23	—		97	(327)
Currency Option USD vs CLP	Call	CITI	03/27/26	870.00	—		100	(1,362)
Currency Option USD vs COP	Call	CITI	03/03/26	3,700.00	—		96	(1,491)
Currency Option USD vs COP	Call	CITI	03/13/26	3,800.00	—		97	(851)
Currency Option USD vs COP	Call	MSI	03/24/26	3,750.00	—		60	(1,107)
Currency Option USD vs KRW	Call	DB	03/11/26	1,470.00	—		194	(188)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00	—		315	(1,769)
Currency Option USD vs TRY	Call	JPM	03/04/26	44.50	—		144	(193)
Currency Option USD vs TRY	Call	BOA	03/12/26	44.50	—		339	(1,529)
Currency Option USD vs TRY	Call	JPM	03/25/26	44.80	—		100	(876)
Currency Option USD vs ZAR	Call	HSBC	03/03/26	16.10	—		144	(226)
Currency Option USD vs ZAR	Call	DB	03/13/26	16.00	—		97	(689)
Currency Option EUR vs HUF	Put	MSI	08/31/26	350.00	—	EUR	513	(1,225)
Currency Option USD vs BRL	Put	MSI	03/18/26	5.20	—		98	(1,549)
Currency Option USD vs COP	Put	CITI	03/04/26	3,800.00	—		96	(1,419)
Currency Option USD vs COP	Put	MSI	03/24/26	3,800.00	—		99	(1,954)
Currency Option USD vs COP	Put	CITI	03/31/26	3,675.00	—		101	(592)
Currency Option USD vs COP	Put	CITI	03/31/26	3,750.00	—		101	(1,306)
Currency Option USD vs INR	Put	CITI	03/04/26	90.00	—		96	(4)
Currency Option USD vs INR	Put	CITI	03/05/26	90.00	—		96	(7)
Currency Option USD vs INR	Put	MSI	03/18/26	90.60	—		98	(152)
Currency Option USD vs THB	Put	CITI	03/17/26	31.00	—		98	(622)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00	—		142	(904)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00	—		142	(904)
Currency Option USD vs ZAR	Put	MSI	03/05/26	16.00	—		96	(900)

Total OTC Traded (premiums received $35,028)								$(25,752)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	2.65%	1 Day SOFR(T)/ 3.680%	2.65%(T)		1,100	$(933)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.013%	1.74%(A)	EUR	975	(1,241)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		286	(2,028)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		1,340	(2,184)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		1,340	(1,220)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		286	(696)

Total OTC Swaptions (premiums received $8,948)									$(8,302)

Total Options Written (premiums received $44,516)									$(34,241)

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
31	3 Month CME SOFR	Mar. 2026	$7,464,219	$3,043
179	2 Year U.S. Treasury Notes	Jun. 2026	37,459,945	61,487

See Notes to Financial Statements.

PGIM Fixed Income ETFs 217

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Futures contracts outstanding at February 28, 2026 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
5	10 Year Australian Treasury Bonds	Mar. 2026	$393,444	$2,294
4	10 Year Euro-Bund	Jun. 2026	610,651	1,462
25	20 Year U.S. Treasury Bonds	Jun. 2026	2,961,719	26,380

				94,666

Short Positions:
2	5 Year Euro-Bobl	Jun. 2026	279,094	(427)
65	5 Year U.S. Treasury Notes	Jun. 2026	7,159,141	(25,309)
7	10 Year U.S. Treasury Notes	Jun. 2026	796,688	(3,455)
4	10 Year U.S. Ultra Treasury Notes	Jun. 2026	466,938	(4,724)
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	1,823,906	(17,641)
1	Euro Schatz Index	Jun. 2026	126,419	(60)

				(51,616)

				$43,050

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/03/26	CITI	BRL	819	$156,251	$159,546	$3,295	$—
Expiring 03/03/26	CITI	BRL	302	57,000	58,891	1,891	—
Expiring 03/03/26	DB	BRL	502	94,000	97,733	3,733	—
Expiring 03/03/26	GSI	BRL	495	95,000	96,516	1,516	—
Expiring 04/02/26	GSI	BRL	2,118	407,824	409,277	1,453	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	45,565	50,000	52,206	2,206	—
Expiring 03/18/26	CITI	CLP	67,076	74,768	76,853	2,085	—
Expiring 03/18/26	CITI	CLP	39,672	44,232	45,455	1,223	—
Expiring 03/18/26	DB	CLP	64,715	73,000	74,148	1,148	—
Chinese Renminbi,
Expiring 03/18/26	HSBC	CNH	1,522	216,582	222,157	5,575	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	1,013,198	259,031	268,553	9,522	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	2,179	106,000	106,322	322	—
Expiring 04/22/26	BOA	CZK	1,566	75,000	76,423	1,423	—
Expiring 04/22/26	GSI	CZK	1,501	73,000	73,249	249	—
Expiring 04/22/26	JPM	CZK	2,217	108,000	108,173	173	—
Euro,
Expiring 04/22/26	MSI	EUR	275	330,628	325,484	—	(5,144)
Indian Rupee,
Expiring 03/18/26	BOA	INR	23,924	264,000	262,396	—	(1,604)
Expiring 03/18/26	BOA	INR	14,412	159,000	158,065	—	(935)
Expiring 03/18/26	CITI	INR	36,076	398,163	395,668	—	(2,495)
Expiring 03/18/26	CITI	INR	11,004	121,000	120,693	—	(307)
Expiring 03/18/26	JPM	INR	36,076	396,762	395,668	—	(1,094)
Indonesian Rupiah,
Expiring 03/13/26	BOA	IDR	1,976,680	117,000	117,700	700	—
Expiring 03/13/26	CITI	IDR	1,823,586	108,942	108,584	—	(358)
Expiring 03/13/26	MSI	IDR	2,145,792	128,000	127,770	—	(230)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	6,378	355,000	369,637	14,637	—
Expiring 03/18/26	CITI	MXN	2,730	156,000	158,207	2,207	—
Expiring 03/18/26	DB	MXN	1,936	107,000	112,196	5,196	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	1,899	60,000	60,614	614	—
Expiring 03/18/26	JPM	TWD	2,973	95,000	94,875	—	(125)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/18/26	JPM	TWD	2,686	$86,000	$85,714	$—	$(286)
Expiring 03/18/26	MSI	TWD	3,002	95,000	95,821	821	—
Expiring 03/18/26	MSI	TWD	2,737	88,000	87,348	—	(652)
Expiring 03/18/26	MSI	TWD	2,497	80,150	79,677	—	(473)
Expiring 03/18/26	MSI	TWD	2,461	79,000	78,547	—	(453)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	572	170,000	170,443	443	—
Philippine Peso,
Expiring 03/18/26	BOA	PHP	4,879	82,000	84,527	2,527	—
Expiring 03/18/26	CITI	PHP	4,407	75,000	76,349	1,349	—
Expiring 03/18/26	JPM	PHP	5,378	91,000	93,171	2,171	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	455	128,100	127,248	—	(852)
Expiring 04/22/26	TD	PLN	196	54,900	54,775	—	(125)
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	227	178,000	179,793	1,793	—
Expiring 03/18/26	CITI	SGD	234	183,000	185,494	2,494	—
Expiring 03/18/26	DB	SGD	102	80,000	81,073	1,073	—
Expiring 03/18/26	GSI	SGD	159	125,200	125,934	734	—
Expiring 03/18/26	HSBC	SGD	67	52,000	52,808	808	—
Expiring 03/18/26	JPM	SGD	239	188,000	189,590	1,590	—
Expiring 03/18/26	JPM	SGD	238	187,800	188,186	386	—
Expiring 03/18/26	MSI	SGD	171	134,000	135,649	1,649	—
Expiring 03/18/26	MSI	SGD	156	122,000	123,747	1,747	—
Expiring 03/18/26	MSI	SGD	68	53,000	53,827	827	—
South African Rand,
Expiring 03/18/26	BNY	ZAR	488	29,544	30,565	1,021	—
Expiring 03/18/26	DB	ZAR	929	58,000	58,217	217	—
Expiring 03/18/26	DB	ZAR	790	46,000	49,555	3,555	—
Expiring 03/18/26	JPM	ZAR	971	59,000	60,879	1,879	—
South Korean Won,
Expiring 03/18/26	BOA	KRW	139,347	97,000	96,808	—	(192)
Expiring 03/18/26	CITI	KRW	83,717	58,000	58,161	161	—
Expiring 03/18/26	JPM	KRW	285,656	195,000	198,453	3,453	—
Expiring 03/18/26	MSI	KRW	123,997	86,000	86,144	144	—
Expiring 03/18/26	MSI	KRW	98,177	68,000	68,206	206	—
Turkish Lira,
Expiring 03/12/26	BOA	TRY	7,043	157,978	158,515	537	—
Expiring 03/12/26	MSI	TRY	7,043	158,008	158,516	508	—
Expiring 03/23/26	BARC	TRY	6,092	135,907	135,713	—	(194)
Expiring 03/30/26	HSBC	TRY	3,046	67,685	67,440	—	(245)
Expiring 03/30/26	HSBC	TRY	3,046	67,701	67,440	—	(261)

				$8,302,156	$8,377,392	91,261	(16,025)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/03/26	GSI	BRL	2,118	$ 411,099	$ 412,686	$ —	$ (1,587)
British Pound,
Expiring 04/22/26	BNY	GBP	104	140,075	140,335	—	(260)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	296,371	322,171	339,570	—	(17,399)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	1,926	277,800	281,138	—	(3,338)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 219

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 03/18/26	HSBC	CNH	1,093	$157,000	$159,564	$—	$(2,564)
Expiring 03/18/26	HSBC	CNH	1,072	154,000	156,504	—	(2,504)
Expiring 03/18/26	JPM	CNH	1,285	185,200	187,514	—	(2,314)
Colombian Peso,
Expiring 03/18/26	MSI	COP	223,907	57,000	59,348	—	(2,348)
Czech Koruna,
Expiring 04/22/26	CITI	CZK	1,084	53,000	52,874	126	—
Expiring 04/22/26	TD	CZK	6,956	334,906	339,381	—	(4,475)
Euro,
Expiring 04/22/26	BARC	EUR	1,267	1,478,343	1,501,229	—	(22,886)
Expiring 04/22/26	CITI	EUR	385	457,000	456,302	698	—
Expiring 04/22/26	DB	EUR	1,086	1,271,673	1,286,769	—	(15,096)
Expiring 04/22/26	JPM	EUR	1,267	1,479,093	1,501,230	—	(22,137)
Expiring 04/22/26	MSI	EUR	41	48,000	48,029	—	(29)
Hungarian Forint,
Expiring 04/22/26	MSI	HUF	18,410	55,190	57,535	—	(2,345)
Indian Rupee,
Expiring 03/18/26	BOA	INR	16,454	182,000	180,462	1,538	—
Expiring 03/18/26	BOA	INR	14,708	162,000	161,312	688	—
Expiring 03/18/26	CITI	INR	9,051	100,000	99,269	731	—
Expiring 03/18/26	CITI	INR	7,180	79,000	78,747	253	—
Expiring 03/18/26	DB	INR	11,330	122,880	124,259	—	(1,379)
Expiring 03/18/26	HSBC	INR	22,229	245,000	243,798	1,202	—
Expiring 03/18/26	JPM	INR	24,007	261,120	263,307	—	(2,187)
Indonesian Rupiah,
Expiring 03/13/26	HSBC	IDR	3,174,301	186,576	189,012	—	(2,436)
Expiring 03/13/26	HSBC	IDR	1,096,859	65,000	65,312	—	(312)
Expiring 03/13/26	HSBC	IDR	892,129	52,624	53,121	—	(497)
Expiring 03/13/26	HSBC	IDR	792,113	46,800	47,166	—	(366)
Mexican Peso,
Expiring 03/18/26	MSI	MXN	6,534	360,942	378,630	—	(17,688)
New Taiwanese Dollar,
Expiring 03/18/26	HSBC	TWD	2,638	84,000	84,190	—	(190)
Expiring 03/18/26	HSBC	TWD	2,290	73,000	73,078	—	(78)
Expiring 03/18/26	MSI	TWD	5,084	161,000	162,263	—	(1,263)
Expiring 03/18/26	MSI	TWD	3,479	110,000	111,040	—	(1,040)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	186	55,000	55,422	—	(422)
Expiring 03/18/26	CITI	PEN	175	51,870	52,153	—	(283)
Expiring 03/18/26	CITI	PEN	125	37,000	37,294	—	(294)
Expiring 03/18/26	CITI	PEN	108	32,001	32,089	—	(88)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	6,055	102,000	104,896	—	(2,896)
Expiring 03/18/26	HSBC	PHP	3,452	58,000	59,796	—	(1,796)
Expiring 03/18/26	HSBC	PHP	2,490	42,081	43,143	—	(1,062)
Expiring 03/18/26	MSI	PHP	6,923	116,949	119,942	—	(2,993)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	653	180,727	182,752	—	(2,025)
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	68	53,000	53,638	—	(638)
Expiring 03/18/26	CITI	SGD	63	49,000	49,770	—	(770)
Expiring 03/18/26	HSBC	SGD	140	109,000	110,633	—	(1,633)
Expiring 03/18/26	MSI	SGD	1,208	938,767	956,432	—	(17,665)
South African Rand,
Expiring 03/18/26	MSI	ZAR	3,045	183,407	190,899	—	(7,492)
Expiring 03/18/26	MSI	ZAR	1,855	112,000	116,278	—	(4,278)
Expiring 03/18/26	MSI	ZAR	1,466	87,258	91,929	—	(4,671)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/18/26	CITI	KRW	516,191	$352,479	$358,612	$—	$(6,133)
Thai Baht,
Expiring 03/18/26	CITI	THB	3,564	114,000	114,872	—	(872)
Expiring 03/18/26	GSI	THB	1,505	47,453	48,493	—	(1,040)
Expiring 03/18/26	HSBC	THB	2,103	67,000	67,784	—	(784)
Expiring 03/18/26	HSBC	THB	1,540	48,547	49,627	—	(1,080)
Expiring 03/18/26	JPM	THB	2,293	73,000	73,892	—	(892)
Expiring 03/18/26	MSI	THB	1,723	55,000	55,541	—	(541)

				$12,139,031	$12,320,861	5,236	(187,066)

						$96,497	$(203,091)

Credit default swap agreements outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of France	12/20/30	0.250%(Q)	90	$(598)	$(259)	$(339)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000%(Q)		100	0.417%	$2,537	$2,377	$160	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		101	0.177%	864	592	272	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)		284	0.326%	2,086	1,550	536	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	134	0.317%	1,181	999	182	JPM
Citigroup, Inc.	12/20/26	1.000%(Q)		360	0.302%	2,714	2,022	692	GSI
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	47	0.107%	261	163	98	JPM
European Investment Bank	12/20/26	—%(Q)		342	0.037%	(101)	(137)	36	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		50	0.467%	178	93	85	BARC
Hellenic Republic	12/20/26	1.000%(Q)		110	0.056%	1,048	811	237	BARC
Hellenic Republic	06/20/27	1.000%(Q)		15	0.087%	205	136	69	BARC
Hellenic Republic	12/20/27	1.000%(Q)		10	0.101%	178	114	64	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		132	0.172%	1,134	900	234	MSI
Kingdom of Norway	12/20/26	—%(Q)		140	0.030%	(34)	(57)	23	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		15	0.324%	34	6	28	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		15	0.314%	60	34	26	CITI

See Notes to Financial Statements.

PGIM Fixed Income ETFs 221

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/26	—%(Q)	EUR	100	0.036%	$(13)	$(7)	$(6)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	97	0.022%	569	339	230	BARC
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		276	0.229%	1,189	644	545	BARC
Petroleos Mexicanos^	03/23/26	4.100%(M)		20	*	20	—	20	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		118	*	992	(7)	999	GSI
Republic of Argentina	12/20/26	5.000%(Q)		100	2.481%	2,967	(825)	3,792	MSI
Republic of Columbia	12/20/26	1.000%(Q)		38	0.969%	83	60	23	BARC
Republic of Ecuador	06/20/27	5.000%(Q)		200	2.611%	7,991	(757)	8,748	GSI
Republic of France	12/20/30	0.250%(Q)		90	0.231%	118	(534)	652	BARC
Republic of Italy	09/20/26	1.000%(Q)		291	0.043%	2,120	1,555	565	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		50	1.430%	(179)	(996)	817	MSI
Republic of Panama	06/20/26	1.000%(Q)		37	0.410%	139	58	81	CITI
Republic of Panama	06/20/27	1.000%(Q)		95	0.490%	800	699	101	BARC
Republic of Romania	12/20/26	1.000%(Q)		12	0.298%	91	48	43	BOA
Siemens AG	06/20/26	1.000%(Q)	EUR	62	0.084%	350	222	128	JPM
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		93	0.123%	836	664	172	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		65	1.825%	(41)	(136)	95	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		60	0.191%	506	399	107	MSI
TotalEnergies Capital SA	03/20/26	1.000%(T)	EUR	147	0.081%	426	96	330	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	285	0.103%	316	137	179	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		40	0.163%	180	88	92	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)		244	0.213%	1,064	641	423	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		218	0.213%	950	572	378	JPM

						$33,819	$12,563	$21,256

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	35,035	0.558%	$730,604	$748,650	$18,046

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	510	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.290%	$—	$2,891	$2,891
CHF	100	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.080)%	—	846	846
GBP	170	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.727%	(4)	3,361	3,365
JPY	40,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	350	350
JPY	30,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	1,370	1,370
NZD	630	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.485%	—	2,626	2,626
	2,220	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(10,889)	(10,889)
	180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	12	(1,578)	(1,590)
	2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	430	43,091	42,661
	1,800	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(1,417)	(58,685)	(57,268)
	524	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(5,771)	(5,771)
	470	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	8,441	8,441
	115	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(791)	(1,920)	(1,129)
	233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(583)	(583)
	60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	26,146	27,898	1,752
	3,410	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	109,594	119,793	10,199
	105	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	795	3,404	2,609
	360	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	4,938	4,938
	955	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(17,198)	(38,047)	(20,849)

					$117,567	$101,536	$(16,031)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 223

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$16,019	$(3,715)	$21,262	$(345)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,148,979
JPS	—	387,594

Total	$—	$1,536,573

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$ —	$ 933,929	$ —
Collateralized Loan Obligations	—	15,881,775	—
Consumer Loans	—	1,400,943	—
Equipment	—	102,086	—
Home Equity Loans	—	4,880,665	—
Other	—	593,454	—
Residential Mortgage-Backed Securities	—	179,424	—
Commercial Mortgage-Backed Securities	—	10,227,259	—
Corporate Bonds	—	39,736,958	—
Residential Mortgage-Backed Securities	—	11,327,567	—
Sovereign Bonds	—	2,948,834	—
U.S. Government Agency Obligations	—	13,733,447	—
U.S. Treasury Obligations	—	68,567,157	—
Affiliated Exchange-Traded Funds
Fixed Income	1,423,156	—	—
Option Purchased	—	3,126	—
Short-Term Investments
Affiliated Mutual Fund	2,830,905	—	—
Options Purchased	438	37,373	—

Total	$4,254,499	$170,553,997	$ —

Liabilities
Long-Term Investments
Options Written	$ —	$ (1,241)	$ —
Short-Term Investments
Options Written	$ (187)	$ (32,813)	$ —

Total	$ (187)	$ (34,054)	$ —

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$94,666	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	96,497	—
Centrally Cleared Credit Default Swap Agreement	—	18,046	—
OTC Credit Default Swap Agreements	—	33,175	1,012
Centrally Cleared Interest Rate Swap Agreements	—	82,048	—

Total	$94,666	$229,766	$1,012

Liabilities
Futures Contracts	$(51,616)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(203,091)	—
OTC Credit Default Swap Agreements	—	(966)	—
Centrally Cleared Interest Rate Swap Agreements	—	(98,079)	—

Total	$(51,616)	$(302,136)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

U.S. Treasury Obligations	41.1%
Collateralized Loan Obligations	9.5
U.S. Government Agency Obligations	8.2
Residential Mortgage-Backed Securities	6.9
Commercial Mortgage-Backed Securities	6.1
Banks	4.8
Home Equity Loans	2.9
Oil & Gas	1.8
Sovereign Bonds	1.8
Pipelines	1.8
Affiliated Mutual Fund	1.7
Real Estate Investment Trusts (REITs)	1.3
Electric	1.2
Telecommunications	1.1
Agriculture	0.9
Affiliated Exchange-Traded Funds	0.9
Consumer Loans	0.8
Foods	0.8
Diversified Financial Services	0.8
Airlines	0.7
Retail	0.7
Auto Manufacturers	0.6
Automobiles	0.6
Chemicals	0.5
Media	0.5
Packaging & Containers	0.5
Software	0.5
Home Builders	0.4
Healthcare-Services	0.4
Aerospace & Defense	0.4
Commercial Services	0.4
Other	0.4
Lodging	0.4
Leisure Time	0.3
Internet	0.3
Entertainment	0.3
Semiconductors	0.3

Holding Companies-Diversified	0.2%
Transportation	0.2
Building Materials	0.2
Engineering & Construction	0.2
Mining	0.2
Auto Parts & Equipment	0.2
Apparel	0.2
Beverages	0.1
Pharmaceuticals	0.1
Computers	0.1
Real Estate	0.1
Insurance	0.1
Shipbuilding	0.1
Multi-National	0.1
Equipment	0.1
Iron/Steel	0.1
Trucking & Leasing	0.0	*
Investment Companies	0.0	*
Home Furnishings	0.0	*
Machinery-Diversified	0.0	*
Household Products/Wares	0.0	*
Metal Fabricate/Hardware	0.0	*
Gas	0.0	*
Options Purchased	0.0	*
Healthcare-Products	0.0	*
Electrical Components & Equipment	0.0	*
Coal	0.0	*
Housewares	0.0	*

	104.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.9)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 225

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$18,046*		—	$—

Credit contracts	Premiums paid for OTC swap agreements	16,019		Premiums received for OTC swap agreements	3,715

Credit contracts	Unrealized appreciation on OTC swap agreements	21,262		Unrealized depreciation on OTC swap agreements	345

Foreign exchange contracts	Unaffiliated investments	28,304		Options written outstanding, at value	25,752

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	96,497		Unrealized depreciation on OTC forward foreign currency exchange contracts	203,091

Interest rate contracts	Due from/to broker-variation margin futures	94,666	*	Due from/to broker-variation margin futures	51,616	*

Interest rate contracts	Due from/to broker-variation margin swaps	82,048	*	Due from/to broker-variation margin swaps	98,079	*

Interest rate contracts	Unaffiliated investments	12,633		Options written outstanding, at value	8,489

		$369,475			$391,087

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$33,374
Foreign exchange contracts	(17,189)	77,373	—	93,122	—
Interest rate contracts	(540)	52	(129,354)	—	10,699

Total	$(17,729)	$77,425	$(129,354)	$93,122	$44,073

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(8,740)
Foreign exchange contracts	(719)	4,547	—	(103,409)	—
Interest rate contracts	593	1,914	4,693	—	(38,387)

Total	$(126)	$6,461	$4,693	$(103,409)	$(47,127)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 18,613
Options Written (2)	7,952,346
Futures Contracts - Long Positions (2)	42,664,563
Futures Contracts - Short Positions (2)	8,619,058
Forward Foreign Currency Exchange Contracts - Purchased (3)	7,228,297
Forward Foreign Currency Exchange Contracts - Sold (3)	11,586,471
Credit Default Swap Agreements - Buy Protection (2)	105,000
Credit Default Swap Agreements - Sell Protection (2)	24,404,389
Interest Rate Swap Agreements (2)	11,655,734

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$7,397	$(27,296)	$(19,899)	$—	$(19,899)
BNP	5,836	(7,675)	(1,839)	—	(1,839)
BNY	1,021	(260)	761	—	761
BOA	35,723	(9,232)	26,491	—	26,491
CITI	47,516	(45,544)	1,972	—	1,972
DB	14,925	(17,352)	(2,427)	—	(2,427)
GSI	21,331	(3,527)	17,804	—	17,804
HSBC	7,585	(16,034)	(8,449)	—	(8,449)
JPM	17,089	(31,345)	(14,256)	—	(14,256)
MSI	15,854	(78,340)	(62,486)	—	(62,486)
TD	—	(4,600)	(4,600)	—	(4,600)

	$174,277	$(241,205)	$(66,928)	$—	$(66,928)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 227

PGIM Short Duration Multi-Sector Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $169,029,578)	$170,554,435
Affiliated investments (cost $4,247,035)	4,254,061
Foreign currency, at value (cost $15,918)	16,191
Receivable for investments sold	1,642,723
Dividends and interest receivable	1,452,768
Unrealized appreciation on OTC forward foreign currency exchange contracts	96,497
Due from broker—variation margin futures	23,962
Unrealized appreciation on OTC swap agreements	21,262
Premiums paid for OTC swap agreements	16,019

Total Assets	178,077,918

Liabilities

Payable for investments purchased	11,050,871
Unrealized depreciation on OTC forward foreign currency exchange contracts	203,091
Management fee payable	48,260
Due to broker—variation margin swaps	44,339
Options written outstanding, at value (premiums received $44,516)	34,241
Other liabilities	14,076
Premiums received for OTC swap agreements	3,715
Unrealized depreciation on OTC swap agreements	345

Total Liabilities	11,398,938

Net Assets	$166,678,980

Net assets were comprised of:
Common stock, at par	$3,225
Paid-in capital in excess of par	164,677,843
Total distributable earnings (loss)	1,997,912

Net assets, February 28, 2026	$166,678,980

Net asset value, offering price and redemption price per share.
($166,678,980 ÷ 3,225,000 shares of common stock issued and outstanding)	$51.68

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$2,977,277
Affiliated dividend income	233,770

Total income	3,211,047

Expenses
Management fee	269,276
Less: Fee waiver and/or expense reimbursement	(7,121)

Net expenses	262,155

Net investment income (loss)	2,948,892

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $25,907)	310,977
Affiliated net capital gain distributions received	524
Futures transactions	(129,354)
Forward currency contract transactions	93,122
Options written transactions	77,425
Swap agreement transactions	44,073
Foreign currency transactions	70,850

467,617

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(14,663))	169,143
Futures	4,693
Forward currency contracts	(103,409)
Options written	6,461
Swap agreements	(47,127)
Foreign currencies	(530)

29,231

Net gain (loss) on investment and foreign currency transactions	496,848

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,445,740

See Notes to Financial Statements.

PGIM Fixed Income ETFs 229

PGIM Short Duration Multi-Sector Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$2,948,892	$3,156,234

Net realized gain (loss) on investment and foreign currency transactions	467,617	(231,812)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,231	894,950

Net increase (decrease) in net assets resulting from operations	3,445,740	3,819,372

Dividends and Distributions

Distributions from distributable earnings	(2,866,210)	(3,026,117)

Fund share transactions

Net proceeds from shares sold (1,600,000 and 1,025,000 shares, respectively)	82,386,982	52,219,124

Cost of shares purchased (75,000 and 0 shares, respectively)	(3,858,686)	—

Net increase (decrease) in net assets from Fund share transactions	78,528,296	52,219,124

Total increase (decrease)	79,107,826	53,012,379

Net Assets:

Beginning of period	87,571,154	34,558,775

End of period	$166,678,980	$87,571,154

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,		July 19, 2023(a) through August 31, 2023
			2025	2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$51.51		$51.20	$50.40	$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.05		2.45	2.76	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		0.31	1.10	0.08	(c)
Total from investment operations	1.31		2.76	3.86	0.40
Less Dividends and Distributions:
Dividends from net investment income	(1.10)		(2.39)	(2.99)	-
Distributions from net realized gains	(0.04)		(0.06)	(0.07)	-
Total dividends and distributions	(1.14)		(2.45)	(3.06)	-
Net asset value, end of period	$51.68		$51.51	$51.20	$50.40
Total Return(d):	2.57%		5.54%	7.97%	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$166,679		$87,571	$34,559	$25,198
Average net assets (000)	$135,754		$65,701	$31,387	$25,087
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.37%	0.38%	0.40	%(f)
Expenses before waivers and/or expense reimbursement	0.40	%(f)	0.40%	0.40%	0.40	%(f)
Net investment income (loss)	4.38	%(f)	4.80%	5.47%	5.49	%(f)
Portfolio turnover rate(g)	65%		108%	71%	78%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 231

PGIM Total Return Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.6%

ASSET-BACKED SECURITIES 13.0%

Automobiles 0.6%

Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490%	06/20/29	1,000	$1,029,381
Series 2024-01A, Class A, 144A	5.360	06/20/30	850	883,419
Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A	5.580	08/15/35	100	102,574
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31	200	205,228
Series 2023-01A, Class C, 144A	6.140	02/14/31	100	102,794
Series 2025-01A, Class A, 144A	5.360	04/16/35	600	626,867
Series 2025-01A, Class B, 144A	5.560	10/15/35	800	840,241
Series 2025-01A, Class C, 144A	5.760	10/15/35	400	419,246
Santander Drive Auto Receivables Trust,
Series 2025-03, Class D	5.110	09/15/31	1,100	1,119,912

				5,329,662

Collateralized Loan Obligations 8.3%

AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37	1,500	1,503,008
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.102(c)	07/15/37	1,250	1,251,399
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.089(c)	07/20/32	191	190,990
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.668(c)	07/20/37	1,500	1,506,540
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.366(c)	04/15/35	EUR 250	293,850
Avoca CLO DAC (Ireland),
Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.866(c)	10/15/38	EUR 3,650	4,331,764
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37	2,000	2,003,424
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.001(c)	04/15/35	292	292,211
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-06A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.372(c)	01/15/38	1,750	1,756,230
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37	3,000	3,006,003
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	04/20/37	1,000	1,001,935
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.010(c)	04/20/35	250	250,072
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.278(c)	04/20/37	1,000	1,002,440
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.874(c)	05/22/32	EUR 537	635,324
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37	1,500	1,503,712
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/20/37	2,500	2,504,770
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.188(c)	04/20/37	1,000	1,001,188
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.908(c)	03/22/38	2,250	2,252,110
Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.618(c)	10/20/37	2,000	2,006,299
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.624(c)	05/24/38	EUR 1,250	1,481,379
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.898(c)	10/20/31	177	177,081

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.081%(c)	10/22/37	1,750	$1,753,689
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36	4,000	4,001,666

KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.114(c)	01/15/31	18	17,647

Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.574(c)	05/15/37	EUR 1,500	1,780,381

Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468(c)	01/20/38	1,850	1,858,936

Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.928(c)	03/20/38	4,000	4,013,567
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.898(c)	10/20/38	3,000	3,008,565

OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37	2,000	2,004,967

Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/17/37	1,500	1,503,363

Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	03/15/38	5,800	5,815,598

Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	5.622(c)	05/07/31	542	543,042

St. Paul’s CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.827(c)	04/22/35	EUR 702	827,380

TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	04/25/37	1,000	1,002,135

Tikehau CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.377(c)	10/15/39	EUR 2,750	3,257,523
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.206(c)	10/15/38	EUR 2,250	2,658,012

Voya Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A	— (p)	03/16/38	EUR 4,250	5,021,800

Warwick Capital CLO Ltd. (Cayman Islands),
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	07/20/37	1,550	1,551,669

Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.092(c)	07/15/37	2,000	2,002,462

				72,574,131

Consumer Loans 1.2%
Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880	09/15/29	300	300,617
Series 2024-X02, Class B, 144A	5.330	12/17/29	336	336,455
Series 2024-X02, Class C, 144A	5.620	12/17/29	600	601,045
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33	1,000	1,009,390
Series 2025-02A, Class C, 144A	5.260	07/15/33	1,500	1,512,212
Series 2025-03A, Class A, 144A	4.450	10/16/34	800	805,827
Series 2025-03A, Class B, 144A	4.750	10/16/34	900	907,669
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A3, 144A	5.150	10/27/59	500	510,119
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59	38	38,535
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A	4.590	11/22/38	1,100	1,110,321
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A	5.200	07/14/38	500	509,797
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	400	414,333
Series 2023-02A, Class C, 144A	6.740	09/15/36	100	103,842
Series 2023-02A, Class D, 144A	7.520	09/15/36	100	104,406
Series 2024-01A, Class A, 144A	5.790	05/14/41	300	319,219

See Notes to Financial Statements.

PGIM Fixed Income ETFs 233

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070%	03/15/32	—(r	)	$164
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A	4.800	06/20/33	1,000		1,005,916
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	341		347,542
Series 2025-01A, Class A, 144A	5.050	09/15/45	372		378,057

					10,315,466

Credit Cards 0.1%

Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A	5.870	12/20/32	1,000		1,013,770

Home Equity Loans 2.2%

BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	302		306,001
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	543		545,925
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	819		828,877
Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	949		950,989
Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60	678		682,762
EFMT,
Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	473		477,263
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	333		337,662
FIGRE Trust,
Series 2026-HE01, Class A, 144A	4.982(cc)	01/25/56	488		491,658
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.167(c)	01/25/55	265		266,093
Series 2026-CES01, Class A1, 144A	4.899(cc)	05/25/56	1,075		1,080,258
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.362(c)	03/20/54	44		44,030
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55	279		281,786
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	702		708,942
Series 2026-CES01, Class A1A, 144A	4.909(cc)	06/25/56	1,184		1,188,924
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.267(c)	02/25/55	639		642,054
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	154		155,993
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	254		255,319
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	296		299,118
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	291		294,516
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	447		452,612
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	771		780,358
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	892		903,062
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	594		600,470
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	953		963,404
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	53		53,691
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	51		51,089
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	333		334,162
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	400		401,424
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	289		292,523
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	395		398,652
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	509		513,381
Series 2025-CES03, Class A1A, 144A	5.278(cc)	08/25/65	715		721,464
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	384		387,902
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	733		736,111

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Towd Point Mortgage Trust, (cont’d.)
Series 2025-FIX02, Class A1, 144A	5.249%(cc)	10/25/65	646	$653,221
Series 2025-HE02, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.017(c)	09/25/65	715	717,161

				18,798,857

Other 0.6%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.008(c)	10/16/28	300	300,194
GoodLeap Home Improvement Solutions Trust,
Series 2025-02A, Class A, 144A	5.320	06/20/49	821	836,056
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	159	159,028
Series 2024-01GS, Class A, 144A	6.250	06/20/57	257	253,030
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	500	492,379
PK Alift Loan Funding 7 LP,
Series 2025-02, Class A, 144A	4.750	03/15/43	475	478,444
PK Alift Loan Funding 8 LP,
Series 2026-01, Class A, 144A	4.614	09/15/43	1,000	1,007,102
Tesla Sustainable Energy Trust,
Series 2024-01A, Class A2, 144A	5.080	06/21/50	372	373,712
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.760(c)	03/17/42	692	692,733
VB-S1 Issuer LLC,
Series 2026-01A, Class C2, 144A	4.693	03/15/56	500	502,800

				5,095,478

TOTAL ASSET-BACKED SECURITIES (cost $111,569,886)				113,127,364

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.5%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A1, 144A	1.075	10/15/54	80	79,620
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.160(c)	04/15/42	410	410,256
BANK,
Series 2020-BN30, Class A3	1.650	12/15/53	1,950	1,772,636
Series 2021-BN38, Class A4	2.275	12/15/64	250	224,019
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.588(cc)	02/15/50	8,410	34,569
BANK5,
Series 2023-05YR04, Class A3	6.500	12/15/56	1,039	1,093,879
Series 2024-05YR09, Class A3	5.614	08/15/57	1,300	1,360,620
Series 2024-05YR10, Class A3	5.302	10/15/57	1,400	1,453,453
Series 2025-05YR17, Class A3	5.225	11/15/58	1,440	1,499,075
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class XB, IO	0.969(cc)	04/15/53	1,019	37,856
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,166,481
Series 2025-05C33, Class A4	5.839	03/15/58	1,000	1,058,574
Benchmark Mortgage Trust,
Series 2018-B07, Class A3	4.241	05/15/53	590	590,675
Series 2020-B17, Class A4	2.042	03/15/53	3,000	2,773,525
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	512,664
Series 2023-B40, Class A2	6.930	12/15/56	382	403,126
Series 2023-V02, Class A3	5.812(cc)	05/15/55	626	646,928
Series 2024-V08, Class A3	6.189(cc)	07/15/57	900	954,352
Series 2024-V10, Class A3	5.277	09/15/57	1,050	1,088,698
Series 2025-V18, Class A3	5.184	10/15/58	2,000	2,085,954

See Notes to Financial Statements.

PGIM Fixed Income ETFs 235

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BFLD Mortgage Trust,
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.152%(c)	07/15/39	278	$278,186
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.210(c)	06/15/42	349	349,515
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.860(c)	03/15/42	634	633,433
BMO Mortgage Trust,
Series 2024-05C6, Class A3	5.316	09/15/57	2,750	2,849,099
BRES Commercial Mortgage Trust,
Series 2025-ATCAP, Class A, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.494%)	5.153(c)	11/15/42	2,600	2,608,206
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	6.594(c)	12/15/38	131	131,360
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.152(c)	10/15/41	480	479,740
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.351(c)	08/15/41	434	434,760
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.040(c)	08/15/42	910	910,655
Series 2025-SPOT, Class B, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.403(c)	04/15/40	267	267,877
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)	5.702(c)	04/15/40	349	349,821
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.067(c)	02/15/42	1,600	1,600,000
BX Trust,
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	1,250	1,283,169
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	4.803(c)	03/15/30	1,132	1,130,763
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.303(c)	10/18/42	430	430,839
BXP Trust,
Series 2021-601L, Class A, 144A	2.618	01/15/44	150	134,097
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4	2.624	11/15/52	125	119,151
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	853	839,806
Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A3	2.782	11/10/52	487	461,768
Commercial Mortgage Trust,
Series 2017-COR02, Class A3	3.510	09/10/50	373	368,393
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	211,259
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	23,013
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	235,281
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	162	161,285
Durst Commercial Mortgage Trust,
Series 2025-151, Class A, 144A	5.317(cc)	08/10/42	1,500	1,543,529
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	800	815,387
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	570	563,142
Series 2018-GS10, Class A4	3.890	07/10/51	125	124,403
Series 2021-GSA03, Class XB, IO	0.614(cc)	12/15/54	2,000	65,691
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class ASB	2.051	05/13/53	889	847,748
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP04, Class A3	3.393	12/15/49	198	197,117
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.260(c)	03/15/42	934	932,042
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.375(c)	04/15/38	295	295,134
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	870	862,048
Series 2019-L02, Class A3	3.806	03/15/52	1,348	1,336,681
Series 2020-HR08, Class A3	1.790	07/15/53	244	223,943
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56	500	521,112

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458%	12/15/43	1,700	$1,758,655
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.053(c)	10/15/40	1,100	1,102,062
Series 2025-PARK, Class B, 144A, 1 Month SOFR + 1.643% (Cap N/A, Floor 1.643%)	5.303(c)	10/15/40	900	902,810
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.552(c)	02/15/42	280	280,350
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.101(c)	02/15/42	260	260,650
Series 2026-01PARK, Class C, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.550(c)	02/15/43	450	449,297
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	4.724(c)	01/15/36	208	202,599
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.024(c)	01/15/36	200	194,626
RFR Trust,
Series 2025-SGRM, Class A, 144A	5.379(cc)	03/11/41	1,110	1,137,355
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	700	724,470
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	215	225,439
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	480	506,839
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	4.903(c)	12/15/39	500	500,625
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	487	482,343
VNDO Trust,
Series 2016-350P, Class A, 144A	3.805	01/10/35	985	980,040
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.152(c)	11/15/41	1,020	1,020,283
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	155	155,041
Series 2017-C40, Class A3	3.317	10/15/50	105	103,755
Series 2020-C58, Class A3	1.810	07/15/53	115	105,380
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.950(c)	10/15/41	200	200,070
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.599(c)	10/15/41	275	274,431
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.010(c)	08/15/42	750	750,234

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,112,580)				56,183,767

CORPORATE BONDS 27.8%

Aerospace & Defense 0.4%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	305,380
Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	167,739
Sr. Unsec’d. Notes	3.375	06/15/46	1,010	731,125
Sr. Unsec’d. Notes	3.500	03/01/39	230	192,712
Sr. Unsec’d. Notes	3.625	03/01/48	700	512,263
Sr. Unsec’d. Notes	3.900	05/01/49	665	507,656
Sr. Unsec’d. Notes	5.930	05/01/60	840	843,244
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	84	83,926
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	110	115,933
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	300	336,579

				3,796,557

Agriculture 0.8%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	400	373,397
Gtd. Notes	5.834	02/20/31	630	673,029
Gtd. Notes	6.343	08/02/30	75	81,572

See Notes to Financial Statements.

PGIM Fixed Income ETFs 237

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448%	03/16/28	120	$121,104
Gtd. Notes	5.931	02/02/29	25	26,298
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	600	558,284
Gtd. Notes	5.150	08/04/35	1,230	1,260,924
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.875	07/01/34	520	549,933
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.250	10/29/32	1,290	1,286,318
Sr. Unsec’d. Notes	4.375	04/30/30	1,210	1,224,982
Sr. Unsec’d. Notes	5.125	02/15/30	450	467,352

				6,623,193

Airlines 0.3%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	775	782,890
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	917	922,478
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	140	141,626
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	290	292,076
Gtd. Notes	5.375	03/01/31	390	397,466

				2,536,536

Apparel 0.0%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	50	47,637
PVH Corp.,
Sr. Unsec’d. Notes	5.500	06/13/30	135	138,574
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	50	47,186

				233,397

Auto Manufacturers 1.0%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN	5.050	07/10/31	465	481,796
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	700	694,927
Sr. Unsec’d. Notes	4.125	08/17/27	200	199,265
Sr. Unsec’d. Notes	4.271	01/09/27	930	929,791
Sr. Unsec’d. Notes	7.200	06/10/30	255	275,068

General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	785	861,278

General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	181,851
Sr. Unsec’d. Notes	5.050	04/04/28	225	229,355

Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	535	539,854
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	358,830
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	290	293,963
Sr. Unsec’d. Notes, 144A	5.400	06/23/32	300	314,367

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/05/34	245	250,942

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.850%	09/11/30	685	$695,752
Gtd. Notes, 144A	5.250	03/22/29	1,920	1,970,129
Gtd. Notes, 144A	5.650	03/25/32	300	313,642

				8,590,810

Auto Parts & Equipment 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	26,187
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	41,384
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	30	31,170
Sr. Sec’d. Notes, 144A	5.750	08/15/32	55	56,275
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	400,002

				555,018

Banks 5.7%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	207,515
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	405,721
Sr. Preferred Notes	5.439	07/15/31	400	422,853

Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	455	467,338
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	705	635,424
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	3,000	3,114,523
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	1,270	1,144,711
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	1,039,054
Sub. Notes	5.744(ff)	02/12/36	645	673,985

Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85	530	554,197

Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	395	403,267
Sr. Unsec’d. Notes	5.860(ff)	08/11/46	255	262,246
Sr. Unsec’d. Notes	6.692(ff)	09/13/34	310	344,827

BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27	340	335,905
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	224,616

Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	200	201,879
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	211,232

Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	295	302,638
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	1,275	1,308,806
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	934,417
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	1,620	1,498,526
Sub. Notes	5.827(ff)	02/13/35	510	531,061

Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A, MTN	5.019(ff)	03/04/31	760	779,431

Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	310	306,070
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	930	958,945

Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	201	198,643
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	283,916

See Notes to Financial Statements.

PGIM Fixed Income ETFs 239

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982%(ff)	01/30/30		716	$750,478
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26	(oo)	55	54,775
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		735	736,832
Sr. Unsec’d. Notes	5.207(ff)	01/28/31		1,500	1,553,330
Sr. Unsec’d. Notes	5.330(ff)	07/23/35		170	175,076
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35		155	163,025
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		40	42,006
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	4.858(ff)	03/25/29		495	503,271
Sr. Unsec’d. Notes	6.114(ff)	09/11/34		270	293,069
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32		500	448,392
Sr. Unsec’d. Notes	2.739(ff)	10/15/30		2,762	2,640,450
Sr. Unsec’d. Notes	5.140(ff)	01/24/31		960	996,071
Sr. Unsec’d. Notes	5.294(ff)	07/22/35		335	347,555
Sr. Unsec’d. Notes	5.581(ff)	04/22/30		755	788,535
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30		300	307,018
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29		450	427,256
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29		95	97,959
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31		1,475	1,394,673
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32		5,760	5,099,222
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		515	456,899
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33		970	893,138
Sub. Notes, GMTN	4.350	09/08/26		195	195,210
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30		515	517,455
Sr. Unsec’d. Notes	4.734(ff)	07/18/31		1,160	1,180,826
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN	4.696(ff)	08/06/31		1,140	1,164,583
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28		195	192,811
Gtd. Notes, 144A, MTN	5.439(ff)	10/03/36		1,370	1,386,783
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		500	458,871
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		400	371,317
Sr. Non-Preferred Notes, 144A	4.450(ff)	04/12/30		1,425	1,432,355
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.494(ff)	01/15/32		275	277,201
Sr. Unsec’d. Notes	5.046(ff)	01/15/37		870	880,377
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		85	91,440
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30		95	98,524
Sr. Unsec’d. Notes	5.678(ff)	01/23/35		125	132,815
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33		1,760	1,774,986
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.211(ff)	12/03/35		1,270	1,302,769
Sr. Unsec’d. Notes	5.389(ff)	04/24/34		125	130,202
Sr. Unsec’d. Notes	6.303(ff)	10/23/29		685	722,569
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		245	230,575
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28		295	298,120

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	5.574%(ff)	07/25/29	160	$165,578
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	753,588

				49,679,731

Beverages 0.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	38	35,692

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	205	209,627

Building Materials 0.3%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	175	132,029
CRH SMW Finance DAC,
Gtd. Notes	5.200	05/21/29	630	652,213
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/29	175	169,522
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	23	22,978
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	180	146,199
Masco Corp.,
Sr. Unsec’d. Notes	3.500	11/15/27	230	228,535
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	145,522
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	30	31,178
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	60	59,997
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	650	627,209

				2,215,382

Chemicals 0.3%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	75	68,877
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	8.500	01/12/31	820	348,008
Celanese US Holdings LLC,
Gtd. Notes	6.850(cc)	11/15/28	78	82,052
CF Industries, Inc.,
Gtd. Notes	5.150	03/15/34	130	132,242
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	55	55,988
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	320	347,318
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.250	06/15/31	775	793,307
RPM International, Inc.,
Sr. Unsec’d. Notes	2.950	01/15/32	20	18,392

See Notes to Financial Statements.

PGIM Fixed Income ETFs 241

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375%	03/15/30	875	$824,605
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33	120	121,370

				2,792,159

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	150	138,938

Commercial Services 0.4%

Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	200	211,288
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	325	338,411
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	95	90,051
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	125	119,549
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	505	517,816
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	160	159,301
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28	810	812,798
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	645	653,885
Gtd. Notes, 144A	6.000	03/15/34	40	40,230
Gtd. Notes, 144A	7.000	06/15/30	90	94,289
Gtd. Notes, 144A	7.250	06/15/33	50	52,773
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	74,974
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	30	30,566
Gtd. Notes	5.250	03/27/35	100	102,916
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32	45	45,884
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	50	47,218
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	212	203,622
Washington University (The),
Sr. Unsec’d. Notes	4.349	04/15/2122	80	62,911

				3,658,482

Computers 0.1%

Booz Allen Hamilton, Inc.,
Gtd. Notes	5.950	08/04/33	200	205,220
Leidos, Inc.,
Gtd. Notes	4.375	05/15/30	500	501,646
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	122,718
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	84,751

				914,335

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.3%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200%	12/12/28		50	$53,096
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31		100	112,972
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		80	77,194
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31		120	106,641
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27		175	177,723
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	5.297	03/28/34		300	308,291
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.850	04/15/34		145	153,800
OneMain Finance Corp.,
Gtd. Notes	6.625	05/15/29		200	204,492
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		375	360,507
Gtd. Notes, 144A	5.750	09/15/31		425	413,502
Gtd. Notes, 144A	7.875	12/15/29		50	52,466
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	209,014
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.875	03/01/31		525	493,393

					2,723,091

Electric 1.7%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33		225	234,041
Sr. Unsec’d. Notes	5.450	05/15/29		150	156,210
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26		175	175,437
Calpine LLC,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		575	575,046
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29		200	199,607
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	3.750	03/01/31		150	145,843
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		175	177,665
Edison International,
Sr. Unsec’d. Notes	5.250	11/15/28		130	132,453
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29		710	731,050
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	206,376
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		600	643,314
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		200	198,330
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29		50	48,168
Gtd. Notes, 144A	3.875	02/15/32		50	46,816
Gtd. Notes, 144A	5.750	07/15/29		400	400,943
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28	(oo)	700	772,120
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		305	309,313
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47		2,345	1,784,423
First Mortgage	4.500	07/01/40		110	97,810
First Mortgage	4.950	07/01/50		665	573,971

See Notes to Financial Statements.

PGIM Fixed Income ETFs 243

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PG&E Corp.,
Jr. Sub. Notes	7.375%(ff)	03/15/55		50	$51,761
PPL Electric Utilities Corp.,
First Mortgage	4.850	02/15/34		185	189,225
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.224	03/15/32		1,949	1,896,187
Sr. Sec’d. Notes	5.725	03/15/35		510	527,412
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	5.541	09/15/52		551	564,704
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52		120	118,501
Southern California Edison Co.,
First Mortgage	3.450	02/01/52		780	530,201
First Mortgage	5.300	03/01/28		110	112,551
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26	(oo)	175	177,361
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26	(oo)	385	391,790
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29	(oo)	975	1,074,712
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		50	49,467
Gtd. Notes, 144A	5.000	07/31/27		425	424,997
Gtd. Notes, 144A	5.625	02/15/27		450	449,756
Gtd. Notes, 144A	6.875	04/15/32		70	73,588
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		220	229,626

					14,470,775

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		70	70,223
Gtd. Notes, 144A	5.500	04/15/34		80	80,608

					150,831

Engineering & Construction 0.4%

AECOM,
Gtd. Notes, 144A	6.000	08/01/33		25	25,534
Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28		265	278,414
Jacobs Solutions, Inc.,
Gtd. Notes	4.750	03/03/31		2,090	2,092,759
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		110	115,457
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	174,979
Sr. Sec’d. Notes, 144A	3.875	04/30/28		440	434,449
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,824
Sr. Sec’d. Notes, 144A	5.500	07/31/47		600	524,938

					3,846,354

Entertainment 0.3%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		1,300	1,270,887
Sr. Sec’d. Notes, 144A	7.000	02/15/30		75	76,922
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		525	516,019

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125%	07/01/29	250	$235,873
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	400	410,619
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32	170	181,492
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33	35	35,748

				2,727,560

Environmental Control 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750	10/15/33	85	86,979
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34	340	341,054
GFL Environmental, Inc.,
Gtd. Notes, 144A	6.750	01/15/31	25	26,183

				454,216

Foods 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	825	795,936
Gtd. Notes, 144A	5.500	03/31/31	100	100,678
Gtd. Notes, 144A	5.750	03/31/34	140	139,335
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	200	194,142
Sr. Sec’d. Notes, 144A	8.000	09/15/28	275	266,816
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR 325	364,358
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR 450	506,085
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A	6.050	01/15/29	205	215,051
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	4.375	02/02/52	300	236,921
Sr. Unsec’d. Notes	6.250	03/01/56	98	100,168
Sr. Unsec’d. Notes	6.500	12/01/52	100	105,267
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	800	775,444
Gtd. Notes, 144A	4.375	01/31/32	75	71,639
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	2.375	07/16/40	1,160	849,033
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	50	46,656
Gtd. Notes	6.250	07/01/33	1,000	1,077,182
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31	75	71,718
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30	830	773,859
Gtd. Notes, 144A	4.250	02/01/27	1,180	1,179,935

				7,870,223

Gas 0.0%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	5.050	05/15/52	75	68,433

See Notes to Financial Statements.

PGIM Fixed Income ETFs 245

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes	5.650%	12/15/35	175	$177,985
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	675	663,866
Solventum Corp.,
Sr. Unsec’d. Notes	5.400	03/01/29	504	522,799

				1,364,650

Healthcare-Services 0.9%
Cigna Group (The),
Sr. Unsec’d. Notes	3.200	03/15/40	235	187,425
CommonSpirit Health,
Sec’d. Notes	4.352	09/01/30	400	401,715
Sr. Sec’d. Notes	5.205	12/01/31	545	568,191
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	750	734,134
Gtd. Notes, 144A	6.875	09/01/32	75	77,916
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	745	715,848
HCA, Inc.,
Gtd. Notes	4.625	03/15/52	645	534,957
Laboratory Corp. of America Holdings,
Gtd. Notes	4.800	10/01/34	780	780,633
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	200	195,604
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	475	349,003
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	90	82,560
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	550	539,869
Sr. Sec’d. Notes, 144A	5.500	11/15/32	215	217,804
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	10	7,521
Sr. Unsec’d. Notes	3.700	08/15/49	480	359,712
Sr. Unsec’d. Notes	4.500	04/15/33	65	64,882
Sr. Unsec’d. Notes	5.500	07/15/44	1,515	1,508,326

				7,326,100

Holding Companies-Diversified 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,628	1,688,351

Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	48,728
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	325	331,414
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	70,243
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	148,973
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	04/01/29	50	49,434
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	40	41,312

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	100	$100,610
Gtd. Notes	5.700	06/15/28	125	126,780

				917,494

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	235	235,739

Household Products/Wares 0.0%
ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	325	298,858
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	150	65,625

				364,483

Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	50	50,161
Sr. Unsec’d. Notes	6.625	05/15/32	20	20,001
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	70	73,676
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	47,295
Gtd. Notes	4.375	02/01/32	75	71,285

				262,418

Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	250,511
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	165	173,590
Sr. Sec’d. Notes, 144A	8.375	02/01/34	290	288,283
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	109,574
Sr. Unsec’d. Notes	5.625	08/16/32	135	141,001
Sr. Unsec’d. Notes	6.000	12/07/33	405	431,665
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	165	166,277
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34	320	331,139
Unum Group,
Sr. Unsec’d. Notes	5.250	12/15/35	605	599,735
Sr. Unsec’d. Notes	6.000	06/15/54	85	82,939

				2,574,714

Internet 0.7%
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.700	11/15/35	355	359,371
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	4,256	4,519,709
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	50	49,814
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	250	233,455

See Notes to Financial Statements.

PGIM Fixed Income ETFs 247

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600%	11/15/32	125	$127,088
Uber Technologies, Inc.,
Sr. Unsec’d. Notes	4.300	01/15/30	760	764,612

				6,054,049

Investment Companies 0.1%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A	5.700	01/23/31	365	362,127
Goldman Sachs Private Credit Corp.,
Sr. Unsec’d. Notes, 144A	5.875	01/31/31	855	840,343

				1,202,470

Iron/Steel 0.2%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	265	281,396
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	75	77,232
Gtd. Notes, 144A	7.375	05/01/33	35	35,918
Gtd. Notes, 144A	7.500	09/15/31	250	260,927
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	60	61,149
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	65	66,538
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	75	78,821
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	500	523,595
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	120	116,711

				1,502,287

Leisure Time 0.4%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	260	263,534
Gtd. Notes, 144A	5.750	03/15/30	125	128,916
Gtd. Notes, 144A	5.750	08/01/32	215	223,121
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	99,283
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	320	327,895
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	100	102,161
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	1,795	1,871,283
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	49,924

				3,066,117

Lodging 0.3%
Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	170	166,372
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	5.625	06/15/28	920	942,296
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	30,733
Sr. Unsec’d. Notes	5.500	04/15/37	375	387,319
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	540	509,392
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	225,079

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes	6.500%	04/15/32	135	$138,544
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	199,931

				2,599,666

Machinery-Construction & Mining 0.1%
Vertiv Holdings Co.,
Sr. Unsec’d. Notes	5.800	03/15/56	160	160,179
Sr. Unsec’d. Notes	5.950	03/15/66	1,050	1,045,650

				1,205,829

Machinery-Diversified 0.2%
AGCO Corp.,
Gtd. Notes	5.450	03/21/27	120	121,423
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,016
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	625	629,257
Gtd. Notes	5.500	01/12/29	390	404,625
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	175	185,199
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	140	142,180

				1,534,700

Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	45,783
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	154	154,161
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	240	218,188
Sr. Sec’d. Notes	3.500	06/01/41	470	338,748
Sr. Sec’d. Notes	6.650	02/01/34	1,290	1,370,764
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	265	234,566
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	535	482,635
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	04/15/27	200	169,204
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	50	44,510
Gtd. Notes(x)	7.375	07/01/28	25	24,176
Gtd. Notes(x)	7.750	07/01/26	1,675	1,656,976
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	250	258,220
FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes	3.450	03/01/32	790	723,748
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	995	891,285
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	80	82,297
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP 306	378,504

				7,073,765

See Notes to Financial Statements.

PGIM Fixed Income ETFs 249

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.3%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500%	10/01/31	275	$303,195
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33	75	77,410
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36	200	200,643
Gtd. Notes, 144A	7.250	02/15/34	725	758,583
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	14	14,012
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/33	320	352,206
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	365	386,875
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	350	369,937
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	75	72,683
Gtd. Notes, 144A	6.375	08/15/33	295	298,029

				2,833,573

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	140	138,527
Gtd. Notes	3.250	02/15/29	600	579,493

				718,020

Oil & Gas 1.9%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	1,960	1,822,606
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	645	629,991
Sr. Unsec’d. Notes, 144A	5.250	10/30/35	495	492,740
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	264,357
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	225	228,488
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	275	329,386
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	250	267,161
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	100	72,657
Sr. Unsec’d. Notes	5.400	06/15/47	760	711,755
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	120	121,270
Gtd. Notes, 144A	8.375	01/15/34	375	387,139
Gtd. Notes, 144A	9.250	02/15/28	28	28,746
Gtd. Notes, 144A	9.750	10/15/30	375	403,187
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	230	239,187
Gtd. Notes	6.250	03/15/33	400	437,078
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	30	30,150
Sr. Unsec’d. Notes	8.625	01/19/29	220	234,763
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.350	01/15/36	1,200	1,246,667
EQT Corp.,
Sr. Unsec’d. Notes	7.500	06/01/30	25	27,746

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Expand Energy Corp.,
Gtd. Notes	4.750%	02/01/32		275	$274,587
Gtd. Notes	5.375	02/01/29		50	49,927
Gtd. Notes, 144A	5.875	02/01/29		125	125,042
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		60	59,148
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		400	390,180
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	73,026
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		75	75,462
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	160	216,325
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		100	102,200
Gtd. Notes	6.625	06/15/38		42	39,341
Gtd. Notes	6.700	02/16/32		958	960,778
Gtd. Notes	6.840	01/23/30		260	266,500
Gtd. Notes	9.500	09/15/27		383	407,876
Gtd. Notes	10.000	02/07/33		760	890,306
Gtd. Notes, MTN	8.750	06/02/29		740	796,151
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	2.150	01/15/31		125	114,973
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26		100	100,001
Gtd. Notes, 144A	8.375	07/01/28		475	490,923
Gtd. Notes, 144A	8.625	11/01/30		50	52,924
Gtd. Notes, 144A	8.750	07/01/31		70	73,397
Sunoco LP,
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		65	67,278
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	7.000	09/15/28		225	231,119
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		35	36,356
Sr. Sec’d. Notes, 144A	8.750	02/15/30		700	731,500
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		200	201,816
Sr. Unsec’d. Notes, 144A	6.500	05/22/35		1,170	1,261,686

					16,063,896

Packaging & Containers 0.1%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32		140	133,569
Ball Corp.,
Gtd. Notes	2.875	08/15/30		300	279,034
Gtd. Notes	5.500	09/15/33		160	164,612
Gtd. Notes	6.000	06/15/29		50	51,541
Berry Global, Inc.,
Sr. Sec’d. Notes	5.800	06/15/31		200	213,059
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		265	264,676
Sr. Sec’d. Notes, 144A	6.750	04/15/32		100	100,725

					1,207,216

Pharmaceuticals 0.6%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32		307	317,361

See Notes to Financial Statements.

PGIM Fixed Income ETFs 251

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39		265	$239,745
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		275	264,006
Gtd. Notes, 144A	6.125	08/01/28		125	125,405
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		25	21,812
Gtd. Notes, 144A	5.000	02/15/29		25	19,033
Gtd. Notes, 144A	5.250	01/30/30		25	17,542
Gtd. Notes, 144A	5.250	02/15/31		25	16,438
Gtd. Notes, 144A	6.250	02/15/29		25	19,812
Gtd. Notes, 144A	7.000	01/15/28		25	22,609
Sr. Sec’d. Notes, 144A	4.875	06/01/28		148	137,270
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30		225	202,198
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.200	08/14/64		125	117,794
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.900	12/10/61		55	32,575
Sr. Unsec’d. Notes	4.750	12/04/35		2,055	2,074,907
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		200	177,379
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26		6	5,977
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26		278	277,532
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		125	98,443
Gtd. Notes	4.000	06/22/50		1,457	997,068

					5,184,906

Pipelines 2.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		200	200,087
Gtd. Notes, 144A	5.750	07/01/34		160	162,372
Gtd. Notes, 144A	6.625	02/01/32		60	62,311
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		670	725,754
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27		540	549,991
Gtd. Notes, 144A	6.750	09/15/37		310	344,412
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	315	326,413
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26	(oo)	840	843,614
Sr. Unsec’d. Notes	5.000	05/15/50		220	188,033
Sr. Unsec’d. Notes	5.400	10/01/47		1,075	990,604
Sr. Unsec’d. Notes	6.400	12/01/30		10	10,895
Sr. Unsec’d. Notes	6.550	12/01/33		590	653,471
Enterprise Products Operating LLC,
Gtd. Notes	5.550	02/16/55		267	264,022
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26		360	360,000
Sr. Unsec’d. Notes	4.950	03/14/52		750	645,956
Sr. Unsec’d. Notes	5.200	03/01/47		105	95,847
Sr. Unsec’d. Notes	5.400	09/15/35		2,590	2,644,091
Sr. Unsec’d. Notes	5.500	06/01/34		460	476,721
Sr. Unsec’d. Notes	5.500	02/15/49		55	51,584

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK Partners LP,
Gtd. Notes	6.850%	10/15/37		400	$449,742
ONEOK, Inc.,
Gtd. Notes	5.200	07/15/48		65	59,106
Gtd. Notes	5.800	11/01/30		1,675	1,775,335
Gtd. Notes	6.050	09/01/33		130	139,614
Gtd. Notes	6.250	10/15/55		405	409,568
Gtd. Notes, 144A	6.500	09/01/30		350	378,005
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/33		80	84,214
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		75	74,945
Gtd. Notes, 144A	6.750	03/15/34		250	256,871
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		475	492,434
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		40	38,864
Gtd. Notes	4.900	09/15/30		25	25,655
Gtd. Notes	5.500	02/15/35		222	229,683
Gtd. Notes	6.500	03/30/34		565	625,555
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48		430	376,574
Sr. Unsec’d. Notes, 144A	5.100	03/15/36		225	229,075
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29	(oo)	400	349,697
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30		127	131,906
Sr. Sec’d. Notes, 144A	6.500	01/15/34		60	63,145
Sr. Sec’d. Notes, 144A	6.500	06/15/34		53	55,753
Sr. Sec’d. Notes, 144A	6.750	01/15/36		235	250,578
Sr. Sec’d. Notes, 144A	7.500	05/01/33		56	62,144
Sr. Sec’d. Notes, 144A	7.750	05/01/35		157	178,166
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28		248	249,870
Sr. Unsec’d. Notes	4.650	07/01/26		150	149,974
Sr. Unsec’d. Notes	6.350	01/15/29		135	142,609
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31		920	850,788
Sr. Unsec’d. Notes	3.500	11/15/30		1,200	1,162,687
Sr. Unsec’d. Notes	5.150	03/15/34		255	261,326
Sr. Unsec’d. Notes	5.400	03/02/26		95	95,000

					19,245,061

Real Estate 0.1%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30		65	67,257
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31		50	47,549
Sr. Unsec’d. Notes, 144A	5.875	03/01/32		105	104,947
Sr. Unsec’d. Notes, 144A	6.125	03/01/34		105	104,764
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		500	476,337

					800,854

Real Estate Investment Trusts (REITs) 1.7%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33		2,935	2,438,368
Gtd. Notes	4.750	04/15/35		30	29,224

See Notes to Financial Statements.

PGIM Fixed Income ETFs 253

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Alexandria Real Estate Equities, Inc., (cont’d.)
Gtd. Notes	5.500%	10/01/35	460	$472,358
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	660	657,683
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	699,116
Sr. Unsec’d. Notes	4.050	07/01/30	145	143,702
Sr. Unsec’d. Notes	5.500	02/15/34	185	192,447
Sr. Unsec’d. Notes	5.750	02/15/35	75	79,349
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A	5.875	09/23/40	655	652,050
COPT Defense Properties LP,
Gtd. Notes	2.750	04/15/31	115	106,195
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	259,250
Sr. Unsec’d. Notes	5.600	06/01/29	140	145,844
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	67,754
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,459
Extra Space Storage LP,
Gtd. Notes	3.900	04/01/29	135	134,246
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	50,213
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series H	3.375	12/15/29	800	774,966
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.000	08/15/31	270	237,916
Kimco Realty OP LLC,
Gtd. Notes	4.600	02/01/33	335	338,044
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	75	57,617
Gtd. Notes	5.000	10/15/27	75	73,655
Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	26,760
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	200	196,514
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	135	123,554
Sr. Unsec’d. Notes	4.700	12/15/28	270	275,400
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	5.750	03/15/34	270	271,788
Gtd. Notes, 144A	6.500	04/01/32	95	98,416
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	150	144,335
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	365	366,245
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	155	148,049
Gtd. Notes	4.200	04/15/32	3,080	3,020,311
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	60	60,565
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	01/15/28	1,500	1,504,833
Gtd. Notes, 144A	5.750	02/01/27	1,000	1,009,200
Welltower OP LLC,
Gtd. Notes	4.250	04/15/28	175	176,363

				15,056,789

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail 0.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500%	02/15/29		25	$24,160
Sr. Sec’d. Notes, 144A	5.625	09/15/29		135	137,322
AutoNation, Inc.,
Sr. Unsec’d. Notes	2.400	08/01/31		3,115	2,800,540
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	100	122,721
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	100	139,841
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		75	78,988
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		325	338,463
Sr. Sec’d. Notes, 144A	9.000	06/01/31		1,050	1,150,379
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	126,917
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	215,000
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34		260	264,026
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	48,519
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		50	46,531
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		150	144,982
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		40	41,526
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	48,147

					5,728,062

Semiconductors 0.4%

Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33		490	458,648
Sr. Unsec’d. Notes	3.469	04/15/34		1,260	1,164,202
Sr. Unsec’d. Notes	4.350	02/15/30		150	151,848
Sr. Unsec’d. Notes	4.900	07/15/32		985	1,014,177
Sr. Unsec’d. Notes	5.050	07/12/29		570	589,382
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		205	179,081

					3,557,338

Shipbuilding 0.1%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28		1,000	954,155

Software 0.3%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		250	241,767
Gtd. Notes, 144A	9.250	06/01/30		135	132,209
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		130	133,244
Sr. Unsec’d. Notes	5.450	03/02/28		140	143,226
Oracle Corp.,
Sr. Unsec’d. Notes	5.250	02/03/32		525	526,917
Sr. Unsec’d. Notes	6.550	02/04/46		215	209,774
Sr. Unsec’d. Notes	6.700	02/04/56		620	600,862
Sr. Unsec’d. Notes	6.850	02/04/66		265	254,129

See Notes to Financial Statements.

PGIM Fixed Income ETFs 255

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software (cont’d.)

X.AI LLC/X.AI Co. Issuer Corp.,
Sr. Sec’d. Notes, 144A	12.500%	06/30/30		625	$711,834

					2,953,962

Telecommunications 1.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		1,000	893,228
Sr. Unsec’d. Notes	3.550	09/15/55		275	185,968
Sr. Unsec’d. Notes	5.850	04/30/46		2,270	2,289,917
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31		215	220,153
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31		1,650	1,596,194
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		635	660,887
EchoStar Corp.,
Sr. Sec’d. Notes(x)	10.750	11/30/29		850	928,334
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		150	151,610
Sec’d. Notes, 144A	6.750	05/01/29		1,200	1,205,103
Sr. Sec’d. Notes, 144A	5.000	05/01/28		150	150,154
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		260	270,671
Sr. Sec’d. Notes, 144A	6.875	06/30/33		160	165,691
Sr. Sec’d. Notes, 144A	7.000	03/31/34		340	353,398
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29		300	287,362
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.750	05/24/31		1,060	983,364
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		740	743,197
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	84	—
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		450	416,436
Gtd. Notes	3.750	04/15/27		45	44,946
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32		115	116,550
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	5.401	07/02/37		223	229,023
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		45	47,323

					11,939,509

Transportation 0.2%

Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.650	03/15/31		1,025	1,030,549
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		640	608,276
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28		100	101,849

					1,740,674

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250%	07/01/29		400	$412,938
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		300	300,688

					713,626

TOTAL CORPORATE BONDS (cost $238,543,195)					241,961,813

FLOATING RATE AND OTHER LOANS 0.2%

Auto Parts & Equipment 0.2%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/28/32		100	99,418
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28		242	237,325
Term B Loan, 3 Month SOFR + 5.100%	8.764(c)	11/17/28		830	817,201

					1,153,944

Holding Companies-Diversified 0.0%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30		192	190,633

Insurance 0.0%

Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%	4.281(c)	11/03/32	EUR	175	207,117

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		8	1,131

TOTAL FLOATING RATE AND OTHER LOANS					1,552,825
(cost $1,549,722)

MUNICIPAL BONDS 0.1%

California 0.1%

Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563	05/15/53		520	457,882

Maryland 0.0%

Maryland Economic Development Corp.,
Taxable, Revenue Bonds	5.433	05/31/56		305	305,818

Michigan 0.0%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122		45	33,891
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122		100	81,290

					115,181

Minnesota 0.0%

University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52		95	79,522

See Notes to Financial Statements.

PGIM Fixed Income ETFs 257

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.0%

City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094%	10/01/49	130	$127,259
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	195	188,978

				316,237

TOTAL MUNICIPAL BONDS
(cost $1,334,534)				1,274,640

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.6%
Angel Oak Mortgage Trust,
Series 2025-07, Class A1, 144A	5.509(cc)	06/25/70	912	921,542
Series 2025-13, Class A1, 144A	4.929(cc)	10/25/70	782	783,942
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	714	701,307
Barclays Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A	4.836(cc)	12/25/65	992	994,804
BRAVO Residential Funding Trust,
Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65	1,284	1,286,245
CIM Trust,
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	355	358,649
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70	436	439,786
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	626	632,698
Series 2025-10, Class A1, 144A	5.088(cc)	10/25/70	861	866,090
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	422	427,743
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.917(c)	03/25/42	15	15,817
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.917(c)	03/25/42	20	20,851
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.767(c)	06/25/43	100	103,851
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	70	68,304
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70	462	465,649
Series 2025-H05, Class A1, 144A	5.509(cc)	07/25/70	622	628,099
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	663	663,851
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70	761	764,340
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70	789	792,707
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61	1,095	1,094,118
Series 2026-NQM02, Class A1, 144A	4.833(cc)	03/25/61	1,300	1,301,037
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70	570	576,653
Series 2025-NQM05, Class A1, 144A	5.033(cc)	11/25/70	860	864,091
Series 2026-INV02, Class A1, 144A	4.682(cc)	02/25/71	900	900,811
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.167(c)	10/25/41	153	153,585
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.567(c)	04/25/42	310	316,395
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	7.367(c)	09/25/42	600	623,366
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.017(c)	01/25/45	600	600,369
GCAT Trust,
Series 2026-NQM01, Class A1, 144A	4.789(cc)	12/25/70	1,000	1,000,769
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM06, Class A1, 144A	5.021(cc)	02/25/66	640	642,851
GS Mortgage-Backed Securities Trust,
Series 2025-DSC02, Class A1, 144A	5.038(cc)	01/25/66	968	973,788
Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65	482	487,615
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65	486	489,117
Series 2026-DSC01, Class A1, 144A	4.725(cc)	05/25/66	800	799,826
Series 2026-NQM01, Class A1, 144A	4.869(cc)	03/25/66	879	881,793

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

HOMES Trust,
Series 2026-AFC01, Class A1, 144A	4.846%(cc)	02/25/61		1,000	$999,949
JPMorgan Mortgage Trust,
Series 2025-VIS03, Class A1, 144A	5.062(cc)	02/25/66		779	782,725
Series 2026-VIS01, Class A1, 144A	4.787(cc)	06/25/66		1,000	1,000,066
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.042(c)	01/24/63	EUR	160	189,529
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		1,093	1,097,778
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	251,051
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		500	504,050
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873(c)	06/27/27		1,000	1,000,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.041(c)	05/26/66	EUR	325	384,134
MFA Trust,
Series 2025-NQM04, Class A1, 144A	5.229(cc)	08/25/70		754	759,973
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		667	675,251
Series 2025-DSC03, Class A1, 144A	4.912(cc)	09/25/70		1,352	1,360,618
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		873	881,702
Series 2025-NQM05, Class A1, 144A	5.439(cc)	07/25/70		530	535,088
Series 2025-NQM10, Class A1, 144A	5.119(cc)	11/25/70		769	773,134
Series 2026-NQM01, Class A1, 144A	4.809(cc)	12/25/70		495	495,861
NYMT Loan Trust,
Series 2025-CP01, Class A1, 144A	3.750(cc)	11/25/69		741	724,477
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		326	328,867
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		1,130	1,141,799
Series 2025-NQM18, Class A1, 144A	5.057(cc)	09/25/65		807	812,812
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65		562	565,486
Series 2026-NQM01, Class A1, 144A	4.846(cc)	11/25/65		688	690,071
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65		694	695,934
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.167(c)	05/25/33		672	678,462
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.018(c)	03/29/27		338	340,851
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.768(c)	09/27/28		425	429,611
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		258	249,742
PRKCM Trust,
Series 2026-AFC01, Class A1, 144A	4.677(cc)	02/25/61		998	998,511
PRPM LLC,
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/64		475	471,453
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		637	631,712
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.367(c)	07/25/33		28	28,377
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM03, Class A1, 144A	5.599(cc)	05/25/65		704	711,521
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		1,011	1,015,277
Series 2026-NQM01, Class A1, 144A	4.947(cc)	11/25/65		691	692,290
SG Residential Mortgage Trust,
Series 2025-01, Class A1, 144A	5.098(cc)	12/25/65		895	902,159
Verus Securitization Trust,
Series 2025-05, Class A1, 144A	5.427(cc)	06/25/70		598	603,427
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		372	373,278
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71		695	698,511
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67		695	698,463

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $48,425,915)					48,816,459

See Notes to Financial Statements.

PGIM Fixed Income ETFs 259

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS 1.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125%	07/09/30	EUR 480	$476,080
Sr. Unsec’d. Notes	0.750(cc)	07/09/30	897	759,287
Sr. Unsec’d. Notes	1.000	07/09/29	1,605	1,416,208
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28	40	40,208
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	6.250	05/22/36	1,250	1,261,875
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR 890	1,043,243
Sr. Unsec’d. Notes	4.500	03/15/29	880	856,680
Sr. Unsec’d. Notes	5.375	01/21/29	460	459,080
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29	470	477,872
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	6.900	07/31/30	185	182,181
Sr. Unsec’d. Notes, 144A	8.750	01/29/34	1,413	1,425,717
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR 300	354,480
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR 276	318,393
Sr. Unsec’d. Notes	5.250	03/22/30	EUR 412	493,209
Sr. Unsec’d. Notes	5.875	10/17/31	EUR 966	1,164,254
Sr. Unsec’d. Notes, 144A	6.750	02/25/41	635	605,790
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR 780	919,767
Sr. Unsec’d. Notes, 144A	5.750	09/16/30	530	550,304
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR 160	173,678
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR 170	213,678
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR 386	427,728
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR 140	155,135
Sr. Unsec’d. Notes, 144A	6.250	05/26/28	200	208,250

TOTAL SOVEREIGN BONDS
(cost $13,554,705)				13,983,097

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.9%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	330	262,816
Federal Home Loan Mortgage Corp.	2.000	11/01/50	1,433	1,198,165
Federal Home Loan Mortgage Corp.	2.000	03/01/51	447	373,099
Federal Home Loan Mortgage Corp.	2.000	04/01/51	795	663,726
Federal Home Loan Mortgage Corp.	2.000	05/01/51	2,438	2,034,106
Federal Home Loan Mortgage Corp.	2.000	11/01/51	489	406,882
Federal Home Loan Mortgage Corp.	2.500	08/01/50	443	387,227
Federal Home Loan Mortgage Corp.	2.500	01/01/51	1,311	1,145,959
Federal Home Loan Mortgage Corp.	2.500	03/01/51	477	417,194
Federal Home Loan Mortgage Corp.	2.500	04/01/51	404	353,791
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,323	1,156,433
Federal Home Loan Mortgage Corp.	2.500	08/01/51	2,538	2,244,777
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,404	2,970,916
Federal Home Loan Mortgage Corp.	2.500	01/01/52	428	379,437
Federal Home Loan Mortgage Corp.	2.500	01/01/52	3,002	2,619,377
Federal Home Loan Mortgage Corp.	3.000	09/01/50	203	184,138
Federal Home Loan Mortgage Corp.	3.000	04/01/51	629	574,071
Federal Home Loan Mortgage Corp.	3.000	06/01/51	4,406	4,007,671
Federal Home Loan Mortgage Corp.	3.000	11/01/51	654	594,585
Federal Home Loan Mortgage Corp.	3.000	01/01/52	997	916,641
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,318	1,195,900
Federal Home Loan Mortgage Corp.	3.000	02/01/52	365	330,743
Federal Home Loan Mortgage Corp.	3.000	03/01/52	168	153,892

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	03/01/52	479	$440,480
Federal Home Loan Mortgage Corp.	3.000	06/01/52	466	427,129
Federal Home Loan Mortgage Corp.	3.000	06/01/52	839	771,129
Federal Home Loan Mortgage Corp.	3.500	11/01/51	2,880	2,729,564
Federal Home Loan Mortgage Corp.	3.500	02/01/52	510	483,449
Federal Home Loan Mortgage Corp.	4.500	06/01/52	438	434,581
Federal Home Loan Mortgage Corp.	5.000	06/01/52	2,972	3,000,613
Federal Home Loan Mortgage Corp.	5.000	07/01/52	126	126,931
Federal Home Loan Mortgage Corp.	5.000	08/01/52	545	549,894
Federal Home Loan Mortgage Corp.	5.000	11/01/54	481	484,054
Federal Home Loan Mortgage Corp.	5.500	08/01/52	260	264,847
Federal Home Loan Mortgage Corp.	5.500	10/01/52	2,342	2,390,179
Federal Home Loan Mortgage Corp.	5.500	11/01/52	2,034	2,078,191
Federal Home Loan Mortgage Corp.	5.500	12/01/54	494	502,684
Federal Home Loan Mortgage Corp.	5.500	01/01/55	1,245	1,265,350
Federal Home Loan Mortgage Corp.	6.000	08/01/52	80	82,265
Federal Home Loan Mortgage Corp.	6.000	11/01/52	379	391,653
Federal Home Loan Mortgage Corp.	6.000	12/01/52	342	353,679
Federal Home Loan Mortgage Corp.	6.000	04/01/53	349	360,474
Federal National Mortgage Assoc.	1.500	11/01/50	172	136,804
Federal National Mortgage Assoc.	1.500	11/01/50	316	251,485
Federal National Mortgage Assoc.	1.500	12/01/50	1,268	1,010,183
Federal National Mortgage Assoc.	1.500	01/01/51	758	603,180
Federal National Mortgage Assoc.	1.500	02/01/51	654	520,915
Federal National Mortgage Assoc.	1.500	03/01/51	1,225	975,373
Federal National Mortgage Assoc.	2.000	08/01/50	1,096	917,928
Federal National Mortgage Assoc.	2.000	09/01/50	6,924	5,799,581
Federal National Mortgage Assoc.	2.000	10/01/50	1,015	849,240
Federal National Mortgage Assoc.	2.000	11/01/50	779	650,943
Federal National Mortgage Assoc.	2.000	12/01/50	1,677	1,402,777
Federal National Mortgage Assoc.	2.000	01/01/51	3,438	2,874,708
Federal National Mortgage Assoc.	2.000	10/01/51	835	694,774
Federal National Mortgage Assoc.	2.000	11/01/51	493	410,244
Federal National Mortgage Assoc.	2.000	12/01/51	543	451,889
Federal National Mortgage Assoc.	2.500	12/01/49	300	262,747
Federal National Mortgage Assoc.	2.500	02/01/50	125	109,304
Federal National Mortgage Assoc.	2.500	01/01/51	419	365,636
Federal National Mortgage Assoc.	2.500	03/01/51	7,186	6,290,528
Federal National Mortgage Assoc.	2.500	04/01/51	1,017	889,493
Federal National Mortgage Assoc.	2.500	06/01/51	562	491,354
Federal National Mortgage Assoc.	2.500	06/01/51	3,010	2,631,167
Federal National Mortgage Assoc.	2.500	07/01/51	1,304	1,139,432
Federal National Mortgage Assoc.	2.500	10/01/51	2,196	1,918,129
Federal National Mortgage Assoc.	2.500	11/01/51	2,013	1,757,513
Federal National Mortgage Assoc.	2.500	01/01/52	1,425	1,243,995
Federal National Mortgage Assoc.	2.500	06/01/52	1,023	891,806
Federal National Mortgage Assoc.	3.000	12/01/51	347	315,733
Federal National Mortgage Assoc.	3.000	01/01/52	736	672,326
Federal National Mortgage Assoc.	3.000	01/01/52	978	886,079
Federal National Mortgage Assoc.	3.000	02/01/52	1,161	1,059,442
Federal National Mortgage Assoc.	3.000	02/01/52	2,916	2,643,598
Federal National Mortgage Assoc.	3.000	03/01/52	1,739	1,576,101
Federal National Mortgage Assoc.	3.500	07/01/50	610	580,594
Federal National Mortgage Assoc.	3.500	02/01/51	370	351,671
Federal National Mortgage Assoc.	3.500	07/01/51	437	414,503
Federal National Mortgage Assoc.	3.500	02/01/52	2,880	2,734,256
Federal National Mortgage Assoc.	3.500	03/01/52	681	643,778
Federal National Mortgage Assoc.	4.000	04/01/52	1,073	1,045,942
Federal National Mortgage Assoc.	5.000	TBA	2,500	2,511,214
Federal National Mortgage Assoc.	5.000	TBA	7,250	7,275,439
Federal National Mortgage Assoc.	5.000	06/01/52	298	300,513

See Notes to Financial Statements.

PGIM Fixed Income ETFs 261

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	07/01/52	1,973	$1,992,580
Federal National Mortgage Assoc.	5.000	08/01/52	849	857,012
Federal National Mortgage Assoc.	5.000	12/01/54	766	770,598
Federal National Mortgage Assoc.	5.000	01/01/55	852	856,367
Federal National Mortgage Assoc.	5.500	TBA	8,500	8,636,279
Federal National Mortgage Assoc.	5.500	10/01/52	1,026	1,047,296
Federal National Mortgage Assoc.	5.500	11/01/52	2,590	2,649,068
Federal National Mortgage Assoc.	5.500	12/01/54	455	462,170
Federal National Mortgage Assoc.	6.000	TBA	500	512,805
Federal National Mortgage Assoc.	6.000	TBA	2,500	2,564,221
Federal National Mortgage Assoc.	6.000	11/01/52	551	569,201
Federal National Mortgage Assoc.	6.000	12/01/52	2,365	2,447,577
Federal National Mortgage Assoc.	6.000	08/01/53	454	467,647
Government National Mortgage Assoc.	2.000	10/20/50	1,107	939,081
Government National Mortgage Assoc.	2.000	01/20/51	426	360,947
Government National Mortgage Assoc.	2.500	01/20/51	559	493,854
Government National Mortgage Assoc.	3.500	04/20/47	711	683,656
Government National Mortgage Assoc.	3.500	08/20/50	144	136,880
Government National Mortgage Assoc.	3.500	10/20/51	560	530,695
Government National Mortgage Assoc.	3.500	12/20/51	1,416	1,342,500
Government National Mortgage Assoc.	3.500	03/20/52	1,247	1,186,034
Government National Mortgage Assoc.	3.500	04/20/52	599	567,932
Government National Mortgage Assoc.	4.000	04/20/49	800	780,814
Government National Mortgage Assoc.	4.000	01/20/50	417	406,219
Government National Mortgage Assoc.	4.000	03/20/52	103	100,010
Government National Mortgage Assoc.	4.500	07/20/52	269	267,602
Government National Mortgage Assoc.	4.500	08/20/52	3,494	3,481,151
Government National Mortgage Assoc.	5.000	TBA	500	501,013
Government National Mortgage Assoc.	5.000	09/20/52	377	379,970
Government National Mortgage Assoc.	5.000	11/20/54	4,273	4,294,284
Government National Mortgage Assoc.	5.500	TBA	3,500	3,544,665
Government National Mortgage Assoc.	5.500	09/20/52	155	158,124
Government National Mortgage Assoc.	5.500	05/20/53	1,337	1,367,170
Government National Mortgage Assoc.	5.500	04/20/55	345	350,077
Government National Mortgage Assoc.	6.000	09/20/52	332	341,776
Government National Mortgage Assoc.	6.000	02/20/53	303	311,594
Government National Mortgage Assoc.	6.500	03/20/54	137	142,839

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $143,921,318)				146,762,717

U.S. TREASURY OBLIGATIONS 26.9%
U.S. Treasury Bonds	1.625	11/15/50	7,965	4,370,794
U.S. Treasury Bonds	1.875	11/15/51	7,425	4,285,617
U.S. Treasury Bonds	2.375	11/15/49	6,740	4,505,269
U.S. Treasury Bonds	2.375	05/15/51	6,110	4,011,597
U.S. Treasury Bonds	3.000	11/15/44	5,330	4,267,331
U.S. Treasury Bonds(k)	3.000	02/15/49	12,145	9,285,232
U.S. Treasury Bonds	3.250	05/15/42	2,885	2,480,198
U.S. Treasury Bonds	3.875	05/15/43	700	647,062
U.S. Treasury Bonds	4.000	11/15/42	11,765	11,099,542
U.S. Treasury Bonds	4.000	11/15/52	5,385	4,838,927
U.S. Treasury Bonds	4.125	08/15/44	16,180	15,322,966
U.S. Treasury Bonds	4.125	08/15/53	675	619,312
U.S. Treasury Bonds	4.500	02/15/44	2,105	2,098,751
U.S. Treasury Bonds	4.625	05/15/44	3,795	3,838,880
U.S. Treasury Bonds(h)	4.625	11/15/44	24,320	24,551,800
U.S. Treasury Bonds	4.625	11/15/45	4,415	4,444,663
U.S. Treasury Bonds	4.750	11/15/43	1,545	1,590,626
U.S. Treasury Bonds	4.750	11/15/53	1,350	1,371,937
U.S. Treasury Bonds	4.750	05/15/55	1,295	1,318,067
U.S. Treasury Bonds	5.000	05/15/45	8,110	8,573,791

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.875%	02/15/32	4,355	$3,946,038
U.S. Treasury Notes	2.750	07/31/27	15,260	15,113,361
U.S. Treasury Notes	3.500	12/15/28	15,300	15,345,422
U.S. Treasury Notes	3.625	12/31/30	22,845	22,953,871
U.S. Treasury Notes	3.750	11/30/32	31,765	31,849,376
U.S. Treasury Notes	3.875	08/15/33	11,290	11,371,147
U.S. Treasury Notes	4.000	11/15/35	2,730	2,739,811
U.S. Treasury Notes	4.125	02/15/36	3,160	3,201,969
U.S. Treasury Notes	4.250	11/15/34	900	924,750
U.S. Treasury Notes	4.500	12/31/31	2,275	2,380,219
U.S. Treasury Strips Coupon(k)	3.001(s)	11/15/41	2,305	1,113,220
U.S. Treasury Strips Coupon	4.350(s)	02/15/43	60	26,946
U.S. Treasury Strips Coupon	4.594(s)	02/15/42	745	354,507
U.S. Treasury Strips Coupon	4.641(s)	02/15/41	705	355,160
U.S. Treasury Strips Coupon	4.848(s)	05/15/42	1,210	568,086
U.S. Treasury Strips Coupon	4.869(s)	05/15/43	4,465	1,976,982
U.S. Treasury Strips Coupon(k)	4.930(s)	11/15/43	7,480	3,219,785
U.S. Treasury Strips Coupon	5.020(s)	05/15/44	315	131,893
U.S. Treasury Strips Coupon	5.052(s)	08/15/43	965	421,344
U.S. Treasury Strips Coupon(k)	5.110(s)	02/15/44	2,890	1,225,477
U.S. Treasury Strips Coupon	5.119(s)	11/15/45	755	291,751
U.S. Treasury Strips Coupon	5.149(s)	05/15/45	1,175	466,000
U.S. Treasury Strips Coupon	5.236(s)	02/15/45	825	331,424
U.S. Treasury Strips Coupon	5.245(s)	08/15/45	305	119,331
U.S. Treasury Strips Coupon(k)	5.413(s)	05/15/40	155	81,641

TOTAL U.S. TREASURY OBLIGATIONS
(cost $232,405,863)				234,031,873

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 2.0%
Fixed Income
PGIM Active High Yield Bond ETF			128,969	4,591,296
PGIM Corporate Bond 0-5 Year ETF			150,000	7,595,250
PGIM Corporate Bond 5-10 Year ETF			100,000	5,132,910

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $17,229,874)(wa)				17,319,456

COMMON STOCK 0.0%

Interactive Media & Services

Diamond Sports Group LLC*(x) (cost $2,663)			1,016	191

OPTION PURCHASED*~ 0.0%
(cost $6,635)				16,076

			Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)			1,899	—

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 100.6% (cost $863,656,890)				875,030,278

OPTIONS WRITTEN*~ (0.0)% (premiums received $0)				(6,387)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 100.6% (cost $863,656,890)				875,023,891

See Notes to Financial Statements.

PGIM Fixed Income ETFs 263

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUND 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $ 18,120,992)(wa)	18,120,992	$18,120,992

OPTIONS PURCHASED*~ 0.0%
(cost $ 214,708)		195,224

TOTAL SHORT-TERM INVESTMENTS
(cost $ 18,335,700)		18,316,216

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 102.7%
(cost $ 881,992,590)		893,340,107

OPTIONS WRITTEN*~ (0.0)%
(premiums received $ 327,064)		(269,750)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 102.7%
(cost $ 881,665,526)		893,070,357
Liabilities in excess of other assets(z) (2.7)%		(23,160,369)

NET ASSETS 100.0%		$869,909,988

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

* Non-income producing security.

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~ See tables subsequent to the Schedule of Investments for options detail.

^ Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $ 1,004,327 and 0.1% of net assets.

(c) Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.

(cc) Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d) Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h) Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(oo) Perpetual security. Maturity date represents next call date.

(p) Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

(r) Principal or notional amount is less than $500 par.

(s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(wa) Represents investments in Funds affiliated with the Manager.

(x) The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer	Date	Cost	Value	Net Assets
Diamond Sports Group LLC*	01/02/25	$2,663	$191	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	639,750	660,887	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	12/13/21	44,995	44,510	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	24,176	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24-09/09/25	1,633,656	1,656,976	0.2
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/14/24	257,125	258,220	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/14/25-05/29/25	861,219	928,334	0.1

Total		$3,450,283	$3,573,294	0.4%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.
(proceeds receivable $672,822)	3.000%	TBA	04/13/26	$(750)	$(677,877)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38	51	128	$2,231

(cost $5,785)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		1,955	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		3,910	—
Currency Option EUR vs CZK	Call	CITI	03/04/26	27.00	—	EUR	420	—
Currency Option EUR vs HUF	Call	MSI	03/03/26	430.00	—	EUR	418	—
Currency Option EUR vs HUF	Call	CITI	03/13/26	450.00	—	EUR	432	—
Currency Option EUR vs TRY	Call	BOA	03/03/26	99.00	—	EUR	1,673	—
Currency Option EUR vs TRY	Call	BOA	03/24/26	99.00	—	EUR	1,780	1,218
Currency Option USD vs BRL	Call	MSI	03/11/26	6.00	—		509	7
Currency Option USD vs CLP	Call	CITI	03/27/26	1,000.00	—		525	32
Currency Option USD vs COP	Call	CITI	03/03/26	4,800.00	—		494	—
Currency Option USD vs COP	Call	CITI	03/13/26	4,800.00	—		510	1
Currency Option USD vs COP	Call	MSI	03/24/26	4,500.00	—		315	27
Currency Option USD vs KRW	Call	DB	03/11/26	1,600.00	—		1,018	—
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00	—		1,617	2
Currency Option USD vs TRY	Call	JPM	03/04/26	99.00	—		744	2
Currency Option USD vs TRY	Call	BOA	03/12/26	99.00	—		1,784	340
Currency Option USD vs TRY	Call	JPM	03/25/26	99.00	—		525	420
Currency Option USD vs ZAR	Call	CITI	03/03/26	16.10	—		740	1,164
Currency Option USD vs ZAR	Call	HSBC	03/03/26	19.00	—		740	—
Currency Option USD vs ZAR	Call	DB	03/13/26	19.00	—		510	13
Currency Option EUR vs HUF	Put	MSI	08/31/26	360.00	—	EUR	2,674	14,892
Currency Option USD vs BRL	Put	MSI	03/18/26	4.80	—		519	11
Currency Option USD vs COP	Put	CITI	03/04/26	3,000.00	—		496	—
Currency Option USD vs COP	Put	MSI	03/24/26	3,300.00	—		525	9
Currency Option USD vs COP	Put	CITI	03/31/26	3,300.00	—		526	15
Currency Option USD vs COP	Put	CITI	03/31/26	3,300.00	—		526	15
Currency Option USD vs INR	Put	CITI	03/04/26	81.00	—		494	—
Currency Option USD vs INR	Put	CITI	03/05/26	81.00	—		502	—
Currency Option USD vs INR	Put	MSI	03/18/26	85.00	—		519	1
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00	—		1,617	32,073
Currency Option USD vs THB	Put	CITI	03/17/26	28.00	—		516	—
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—		728	47,611
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—		728	47,611
Currency Option USD vs ZAR	Put	MSI	03/05/26	14.00	—		502	—

Total OTC Traded (cost $163,183)								$145,464

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	0.65%	0.65%(T)	1 Day SOFR(T)/ 3.680%	5,740	$233

See Notes to Financial Statements.

PGIM Fixed Income ETFs 265

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/2.013%	EUR	5,015	$16,076
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/3.680%		1,512	16,915
1-Year Interest Rate Swap, 08/31/27	Put	BNP	08/27/26	3.40%	1 Day SOFR(T)/3.680%	3.40%(T)		5,740	4,474
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/3.680%	3.21%(A)		6,645	22,869
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/3.680%	8.19%(A)		6,645	—
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/3.680%	3.89%(A)		1,512	1,878
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	03/18/26	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)		8,405	1,160

Total OTC Swaptions (cost $52,375)									$63,605

Total Options Purchased (cost $221,343)									$211,300

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50	51	128	$(956)

(premiums received $2,746)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	CITI	03/04/26	24.35	—	EUR	420	$(22)
Currency Option EUR vs HUF	Call	CITI	03/13/26	382.00	—	EUR	432	(904)
Currency Option EUR vs TRY	Call	BOA	03/24/26	53.75	—	EUR	1,780	(18,116)
Currency Option USD vs BRL	Call	MSI	03/11/26	5.23	—		509	(1,715)
Currency Option USD vs CLP	Call	CITI	03/27/26	870.00	—		525	(7,149)
Currency Option USD vs COP	Call	CITI	03/03/26	3,700.00	—		494	(7,672)
Currency Option USD vs COP	Call	CITI	03/13/26	3,800.00	—		510	(4,474)
Currency Option USD vs COP	Call	MSI	03/24/26	3,750.00	—		315	(5,811)
Currency Option USD vs KRW	Call	DB	03/11/26	1,470.00	—		1,018	(985)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00	—		1,617	(9,082)
Currency Option USD vs TRY	Call	JPM	03/04/26	44.50	—		744	(998)
Currency Option USD vs TRY	Call	BOA	03/12/26	44.50	—		1,784	(8,044)
Currency Option USD vs TRY	Call	JPM	03/25/26	44.80	—		525	(4,600)
Currency Option USD vs ZAR	Call	HSBC	03/03/26	16.10	—		740	(1,164)
Currency Option USD vs ZAR	Call	DB	03/13/26	16.00	—		510	(3,623)
Currency Option EUR vs HUF	Put	MSI	08/31/26	350.00	—	EUR	2,674	(6,384)
Currency Option USD vs BRL	Put	MSI	03/18/26	5.20	—		519	(8,202)
Currency Option USD vs COP	Put	CITI	03/04/26	3,800.00	—		496	(7,332)
Currency Option USD vs COP	Put	MSI	03/24/26	3,800.00	—		525	(10,360)
Currency Option USD vs COP	Put	CITI	03/31/26	3,675.00	—		526	(3,086)
Currency Option USD vs COP	Put	CITI	03/31/26	3,750.00	—		526	(6,801)
Currency Option USD vs INR	Put	CITI	03/04/26	90.00	—		494	(22)
Currency Option USD vs INR	Put	CITI	03/05/26	90.00	—		502	(38)
Currency Option USD vs INR	Put	MSI	03/18/26	90.60	—		519	(804)
Currency Option USD vs THB	Put	CITI	03/17/26	31.00	—		516	(3,275)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00	—		728	(4,632)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00	—	728	$(4,632)
Currency Option USD vs ZAR	Put	MSI	03/05/26	16.00	—	502	(4,704)

Total OTC Traded (premiums received $182,570)							$(134,631)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/31/27	Call	BNP	08/27/26	2.65%	1 Day SOFR(T)/ 3.680%	2.65%(T)		5,740	$(4,868)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.013%	1.74%(A)	EUR	5,015	(6,387)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		1,512	(10,723)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		6,645	(10,831)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		6,645	(6,053)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		1,512	(3,680)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)		810	(1,011)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)		1,120	(1,398)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)		830	(1,812)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)		1,350	(2,947)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		6,550	(5,530)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		18,860	(12,543)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		16,810	(23,840)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		34,500	(48,927)

Total OTC Swaptions (premiums received $141,748)									$(140,550)

Total Options Written (premiums received $327,064)									$(276,137)

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
36	2 Year U.S. Treasury Notes	Jun. 2026	$7,533,844	$ 11,582
361	5 Year U.S. Treasury Notes	Jun. 2026	39,760,767	192,573
28	10 Year Australian Treasury Bonds	Mar. 2026	2,203,286	12,927
26	10 Year Euro-Bund	Jun. 2026	3,969,231	9,501
153	10 Year U.S. Treasury Notes	Jun. 2026	17,413,313	10,436
308	10 Year U.S. Ultra Treasury Notes	Jun. 2026	35,954,189	254,035

				491,054

Short Positions:
25	5 Year Euro-Bobl	Jun. 2026	3,488,674	(5,590)
10	20 Year U.S. Treasury Bonds	Jun. 2026	1,184,688	(10,640)
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	1,580,719	(13,832)

				(30,062)

				$460,992

See Notes to Financial Statements.

PGIM Fixed Income ETFs 267

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Bond forward contracts outstanding at February 28, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:

U.S. Treasury Bond
2.875%, 05/15/49	JPM	08/13/26	2,270	$72.89	$1,654,614	$1,689,999	$35,385	$—
3.375%, 08/15/42	MSI	08/11/26	1,610	$85.40	1,374,902	1,402,152	27,250	—
4.750%, 11/15/43	BNP	07/29/26	3,465	$99.35	3,442,580	3,553,614	111,034	—

					$6,472,096	$6,645,765	$173,669	$—

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/03/26	CITI	BRL	5,490	$1,047,704	$1,069,795	$22,091	$—
Expiring 03/03/26	CITI	BRL	1,548	292,000	301,688	9,688	—
Expiring 03/03/26	DB	BRL	2,588	485,000	504,261	19,261	—
Expiring 03/03/26	GSI	BRL	2,560	491,000	498,837	7,837	—
Expiring 04/02/26	GSI	BRL	12,187	2,346,606	2,354,968	8,362	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	206,865	227,000	237,017	10,017	—
Expiring 03/18/26	CITI	CLP	297,051	331,114	340,348	9,234	—
Expiring 03/18/26	CITI	CLP	175,693	195,886	201,302	5,416	—
Expiring 03/18/26	DB	CLP	335,100	378,000	383,943	5,943	—
Chinese Renminbi,
Expiring 03/18/26	HSBC	CNH	5,494	781,889	802,016	20,127	—
Colombian Peso,
Expiring 03/18/26	CITI	COP	3,781,434	966,748	1,002,287	35,539	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	11,657	567,000	568,720	1,720	—
Expiring 04/22/26	BOA	CZK	7,915	379,000	386,193	7,193	—
Expiring 04/22/26	GSI	CZK	7,877	383,000	384,304	1,304	—
Expiring 04/22/26	JPM	CZK	11,496	560,000	560,895	895	—
Euro,
Expiring 04/22/26	MSI	EUR	1,267	1,524,888	1,501,165	—	(23,723)
Indian Rupee,
Expiring 03/18/26	BOA	INR	104,216	1,150,000	1,143,013	—	(6,987)
Expiring 03/18/26	BOA	INR	61,726	681,000	676,997	—	(4,003)
Expiring 03/18/26	CITI	INR	203,450	2,245,465	2,231,392	—	(14,073)
Expiring 03/18/26	CITI	INR	48,474	533,000	531,647	—	(1,353)
Expiring 03/18/26	GSI	INR	57,253	630,760	627,941	—	(2,819)
Expiring 03/18/26	JPM	INR	203,450	2,237,562	2,231,392	—	(6,170)
Indonesian Rupiah,
Expiring 03/13/26	BOA	IDR	10,153,715	601,000	604,598	3,598	—
Expiring 03/13/26	CITI	IDR	14,420,298	861,479	858,649	—	(2,830)
Expiring 03/13/26	MSI	IDR	9,572,244	571,000	569,974	—	(1,026)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	33,239	1,850,000	1,926,278	76,278	—
Expiring 03/18/26	CITI	MXN	13,947	797,000	808,273	11,273	—
Expiring 03/18/26	DB	MXN	8,377	463,000	485,485	22,485	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	8,389	265,000	267,714	2,714	—
Expiring 03/18/26	JPM	TWD	12,799	409,000	408,463	—	(537)
Expiring 03/18/26	JPM	TWD	11,680	374,000	372,757	—	(1,243)
Expiring 03/18/26	MSI	TWD	15,149	486,328	483,456	—	(2,872)
Expiring 03/18/26	MSI	TWD	13,179	417,000	420,605	3,605	—
Expiring 03/18/26	MSI	TWD	12,223	393,000	390,088	—	(2,912)
Expiring 03/18/26	MSI	TWD	12,119	389,000	386,770	—	(2,230)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	1,837	$546,000	$547,422	$1,422	$—
Expiring 03/18/26	CITI	PEN	675	200,059	201,099	1,040	—
Philippine Peso,
Expiring 03/18/26	BOA	PHP	25,050	421,000	433,976	12,976	—
Expiring 03/18/26	CITI	PHP	19,567	333,000	338,989	5,989	—
Expiring 03/18/26	JPM	PHP	23,758	402,000	411,591	9,591	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	2,333	657,300	652,926	—	(4,374)
Expiring 04/22/26	TD	PLN	1,004	281,700	281,058	—	(642)
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	985	772,000	779,775	7,775	—
Expiring 03/18/26	CITI	SGD	278	217,000	220,348	3,348	—
Expiring 03/18/26	DB	SGD	462	361,000	365,841	4,841	—
Expiring 03/18/26	GSI	SGD	813	640,400	644,154	3,754	—
Expiring 03/18/26	JPM	SGD	1,216	960,600	962,572	1,972	—
Expiring 03/18/26	JPM	SGD	1,057	830,000	837,018	7,018	—
Expiring 03/18/26	MSI	SGD	749	586,000	593,211	7,211	—
Expiring 03/18/26	MSI	SGD	324	253,000	256,946	3,946	—
Expiring 03/18/26	SSB	SGD	1,027	802,000	813,427	11,427	—
Expiring 03/18/26	SSB	SGD	680	531,000	538,581	7,581	—
South African Rand,
Expiring 03/18/26	BNY	ZAR	1,206	73,087	75,613	2,526	—
Expiring 03/18/26	DB	ZAR	4,867	304,000	305,140	1,140	—
Expiring 03/18/26	DB	ZAR	3,471	202,000	217,613	15,613	—
Expiring 03/18/26	JPM	ZAR	4,954	301,000	310,589	9,589	—
South Korean Won,
Expiring 03/18/26	BOA	KRW	728,341	507,000	505,998	—	(1,002)
Expiring 03/18/26	CITI	KRW	424,360	294,000	294,814	814	—
Expiring 03/18/26	JPM	KRW	1,429,742	976,000	993,281	17,281	—
Expiring 03/18/26	MSI	KRW	557,984	387,000	387,647	647	—
Expiring 03/18/26	MSI	KRW	425,916	295,000	295,895	895	—
Turkish Lira,
Expiring 03/12/26	BOA	TRY	32,529	729,658	732,139	2,481	—
Expiring 03/12/26	MSI	TRY	32,529	729,793	732,139	2,346	—
Expiring 03/23/26	BARC	TRY	28,410	633,786	632,883	—	(903)
Expiring 03/30/26	HSBC	TRY	14,205	315,640	314,499	—	(1,141)
Expiring 03/30/26	HSBC	TRY	14,205	315,717	314,499	—	(1,218)

				$41,169,169	$41,514,914	427,803	(82,058)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/03/26	GSI	BRL	12,187	$2,365,449	$2,374,582	$ —	$(9,133)
British Pound,
Expiring 04/22/26	BNY	GBP	606	815,380	816,895	—	(1,515)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	1,354,114	1,471,991	1,551,485	—	(79,494)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	9,859	1,422,000	1,439,084	—	(17,084)
Expiring 03/18/26	CITI	CNH	4,695	674,000	685,302	—	(11,302)
Expiring 03/18/26	JPM	CNH	6,576	948,000	959,847	—	(11,847)
Expiring 03/18/26	JPM	CNH	4,782	687,000	698,074	—	(11,074)
Colombian Peso,
Expiring 03/18/26	MSI	COP	982,049	250,000	260,297	—	(10,297)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 269

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/22/26	CITI	CZK	5,643	$276,000	$275,344	$656	$—
Expiring 04/22/26	TD	CZK	42,355	2,039,240	2,066,488	—	(27,248)
Euro,
Expiring 04/22/26	BARC	EUR	5,948	6,939,799	7,047,231	—	(107,432)
Expiring 04/22/26	CITI	EUR	2,751	3,265,000	3,260,011	4,989	—
Expiring 04/22/26	DB	EUR	5,098	5,969,620	6,040,484	—	(70,864)
Expiring 04/22/26	MSI	EUR	216	256,000	256,157	—	(157)
Expiring 04/22/26	SSB	EUR	5,948	6,943,994	7,047,233	—	(103,239)
Indian Rupee,
Expiring 03/18/26	BOA	INR	71,421	790,000	783,325	6,675	—
Expiring 03/18/26	BOA	INR	64,097	706,000	703,000	3,000	—
Expiring 03/18/26	CITI	INR	98,137	1,082,000	1,076,346	5,654	—
Expiring 03/18/26	CITI	INR	36,990	407,000	405,699	1,301	—
Expiring 03/18/26	DB	INR	57,415	622,720	629,711	—	(6,991)
Expiring 03/18/26	JPM	INR	121,662	1,323,280	1,334,362	—	(11,082)
Expiring 03/18/26	SSB	INR	40,094	443,000	439,745	3,255	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	4,862,304	288,000	289,523	—	(1,523)
Expiring 03/13/26	HSBC	IDR	18,817,556	1,106,040	1,120,482	—	(14,442)
Expiring 03/13/26	HSBC	IDR	5,288,627	311,960	314,909	—	(2,949)
Expiring 03/13/26	HSBC	IDR	4,874,544	288,000	290,252	—	(2,252)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	4,520	246,235	261,916	—	(15,681)
Expiring 03/18/26	MSI	MXN	29,273	1,617,181	1,696,433	—	(79,252)
New Taiwanese Dollar,
Expiring 03/18/26	HSBC	TWD	14,007	446,000	447,009	—	(1,009)
Expiring 03/18/26	HSBC	TWD	12,076	385,000	385,410	—	(410)
Expiring 03/18/26	MSI	TWD	22,264	705,000	710,532	—	(5,532)
Expiring 03/18/26	MSI	TWD	18,377	581,000	586,486	—	(5,486)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	825	244,000	245,872	—	(1,872)
Expiring 03/18/26	CITI	PEN	761	225,498	226,730	—	(1,232)
Expiring 03/18/26	CITI	PEN	541	160,000	161,269	—	(1,269)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	26,535	447,000	459,693	—	(12,693)
Expiring 03/18/26	CITI	PHP	15,413	259,000	267,019	—	(8,019)
Expiring 03/18/26	HSBC	PHP	12,633	213,463	218,852	—	(5,389)
Expiring 03/18/26	MSI	PHP	25,398	429,021	440,000	—	(10,979)
Polish Zloty,
Expiring 04/22/26	SSB	PLN	2,890	799,632	808,899	—	(9,267)
Singapore Dollar,
Expiring 03/18/26	BNP	SGD	716	558,000	566,601	—	(8,601)
Expiring 03/18/26	BOA	SGD	344	269,000	272,240	—	(3,240)
Expiring 03/18/26	CITI	SGD	332	259,000	263,071	—	(4,071)
Expiring 03/18/26	MSI	SGD	7,718	5,998,402	6,111,275	—	(112,873)
South African Rand,
Expiring 03/18/26	MSI	ZAR	13,642	821,744	855,312	—	(33,568)
Expiring 03/18/26	MSI	ZAR	8,081	488,000	506,641	—	(18,641)
Expiring 03/18/26	MSI	ZAR	6,779	403,440	425,038	—	(21,598)
South Korean Won,
Expiring 03/18/26	CITI	KRW	1,502,258	1,025,810	1,043,659	—	(17,849)
Thai Baht,
Expiring 03/18/26	CITI	THB	15,665	501,000	504,831	—	(3,831)
Expiring 03/18/26	CITI	THB	13,723	435,300	442,248	—	(6,948)
Expiring 03/18/26	GSI	THB	7,743	244,184	249,537	—	(5,353)
Expiring 03/18/26	HSBC	THB	10,988	350,000	354,098	—	(4,098)
Expiring 03/18/26	HSBC	THB	7,924	249,816	255,373	—	(5,557)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/18/26	JPM	THB	10,114	$322,000	$325,935	$—	$(3,935)
Expiring 03/18/26	MSI	THB	7,834	250,000	252,460	—	(2,460)

				$60,625,199	$61,510,307	25,530	(910,638)

						$453,333	$(992,696)

Cross currency exchange contract outstanding at February 28, 2026:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK 3,319 EUR	136	$795	$—	BOA

Credit default swap agreements outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of France	12/20/30	0.250%(Q)	505	$(3,356)	$(1,454)	$(1,902)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	655	0.417%	$16,615	$15,569	$1,046	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)	268	0.177%	2,291	1,570	721	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR 445	0.264%	2,215	1,102	1,113	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	1,012	0.326%	7,431	5,522	1,909	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR 627	0.317%	5,528	4,674	854	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR 348	0.317%	3,068	2,362	706	GSI
Citigroup, Inc. Deutsche	12/20/26	1.000%(Q)	1,420	0.302%	10,705	7,977	2,728	GSI
Telekom AG European	06/20/26	1.000%(Q)	EUR 256	0.107%	1,422	887	535	JPM
Investment Bank	12/20/26	—%(Q)	1,475	0.037%	(437)	(593)	156	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)	270	0.467%	964	504	460	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)	243	0.560%	1,829	1,441	388	BARC

See Notes to Financial Statements.

PGIM Fixed Income ETFs 271

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/26	1.000%(Q)		584	0.056%	$5,565	$4,305	$1,260	BARC
Hellenic Republic	06/20/27	1.000%(Q)		95	0.087%	1,302	863	439	BARC
Hellenic Republic	12/20/27	1.000%(Q)		70	0.101%	1,249	798	451	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		378	0.172%	3,245	2,576	669	MSI
Kingdom of Norway	12/20/26	—%(Q)		860	0.030%	(209)	(348)	139	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		75	0.324%	173	31	142	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		75	0.314%	303	172	131	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	449	0.022%	2,636	1,570	1,066	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	400	0.036%	(53)	(29)	(24)	BARC
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		1,110	0.229%	4,782	2,589	2,193	BARC
Petroleos Mexicanos^	03/23/26	4.100%(M)		160	*	161	—	161	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		494	*	4,166	(28)	4,194	GSI
Republic of Argentina	12/20/26	5.000%(Q)		500	2.481%	14,832	(4,127)	18,959	MSI
Republic of Columbia	12/20/26	1.000%(Q)		388	0.969%	840	608	232	BARC
Republic of France	06/20/26	5.000%(Q)	EUR	115	1.379%	2,832	1,052	1,780	GSI
Republic of France	06/20/27	0.250%(Q)		260	0.083%	686	418	268	BARC
Republic of France	12/20/30	0.250%(Q)		505	0.231%	666	(2,994)	3,660	BARC
Republic of Italy	09/20/26	1.000%(Q)		1,645	0.043%	11,984	8,789	3,195	BARC
Republic of Panama	03/20/26	1.000%(T)		282	0.412%	636	84	552	CITI
Republic of Panama	06/20/26	1.000%(Q)		219	0.410%	820	343	477	CITI
Republic of Panama	06/20/27	1.000%(Q)		547	0.490%	4,608	4,024	584	BARC
Republic of Romania	12/20/26	1.000%(Q)		56	0.298%	424	224	200	BOA
Republic of Slovakia	12/20/27	1.000%(Q)		210	0.158%	3,534	3,079	455	BARC
Serbia International Bond	12/20/30	1.000%(Q)		130	1.311%	(1,520)	(1,413)	(107)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	319	0.084%	1,800	1,142	658	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	206	0.084%	1,162	671	491	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		463	0.123%	4,161	3,306	855	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		375	1.825%	(238)	(786)	548	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		291	0.191%	2,454	1,936	518	MSI
State of Qatar	12/20/26	1.000%(Q)		300	0.108%	2,731	2,129	602	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	323	0.239%	1,637	922	715	BARC
TotalEnergies Capital SA	03/20/26	1.000%(T)	EUR	845	0.081%	2,446	551	1,895	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,360	0.103%	1,506	652	854	BARC

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	230	0.163%	$1,038	$507	$531	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)	544	0.213%	2,371	1,428	943	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)	494	0.213%	2,153	1,297	856	JPM

					$138,514	$77,356	$61,158

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	106,207	0.558%	$2,258,999	$2,269,498	$10,499

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Fixed Income ETFs  273

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Interest rate swap agreements outstanding at February 28, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
CAD 2,710	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.290%	$—	$15,362	$15,362
CHF 700	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.080)%	—	5,924	5,924
GBP 140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.727%	(563)	9,845	10,408
GBP 120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.727%	5,330	25,764	20,434
GBP 905	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.727%	(23)	17,890	17,913
JPY 210,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	1,838	1,838
JPY 165,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	7,537	7,537
NZD 3,350	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.485%	—	13,964	13,964
5,700	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	5,286	31,816	26,530
12,230	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(59,988)	(59,988)
10,735	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(13,684)	(13,684)
730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	48	(6,400)	(6,448)
6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	987	99,004	98,017
4,135	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(3,255)	(134,813)	(131,558)
2,786	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(30,681)	(30,681)
2,710	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	48,672	48,672
670	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(4,595)	(11,185)	(6,590)
370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	161,235	172,040	10,805
3,540	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	50,854	124,360	73,506
590	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	4,480	19,125	14,645
2,065	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	28,327	28,327
1,060	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(19,089)	(42,231)	(23,142)

				$200,695	$322,486	$121,791

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at February 28, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.140%	JPM	03/17/26	(1,670)	$29,068	$—	$29,068

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$87,674	$(11,772)	$90,357	$(2,033)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$2,978,616
JPS	—	1,786,537

Total	$—	$4,765,153

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$5,329,662	$ —
Collateralized Loan Obligations	—	72,574,131	—
Consumer Loans	—	10,315,466	—
Credit Cards	—	1,013,770	—
Home Equity Loans	—	18,798,857	—
Other.	—	5,095,478	—
Commercial Mortgage-Backed Securities.	—	56,183,767	—
Corporate Bonds	—	241,961,813	—	**
Floating Rate and Other Loans	—	1,552,825	—
Municipal Bonds	—	1,274,640	—
Residential Mortgage-Backed Securities	—	47,816,459	1,000,000
Sovereign Bonds	—	13,983,097	—
U.S. Government Agency Obligations	—	146,762,717	—
U.S. Treasury Obligations	—	234,031,873	—
Affiliated Exchange-Traded Funds
Fixed Income	17,319,456	—	—
Common Stock.	—	191	—
Option Purchased	—	16,076	—
Warrants	—	—	—
Short-Term Investments
Affiliated Mutual Fund.	18,120,992	—	—
Options Purchased	2,231	192,993	—

Total	$35,442,679	$856,903,815	$1,000,000

Liabilities
Long-Term Investments
Options Written	$—	$(6,387)	$ —
Short-Term Investments
Options Written	$(956)	$(268,794)	$ —

Total	$(956)	$(275,181)	$ —

Other Financial Instruments*
Assets
Futures Contracts	$491,054	$—	$ —
OTC Bond Forward Contracts	—	173,669	—
OTC Forward Foreign Currency Exchange Contracts	—	453,333	—
OTC Cross Currency Exchange Contracts	—	795	—
Centrally Cleared Credit Default Swap Agreement	—	10,499	—
OTC Credit Default Swap Agreements	—	136,644	4,327
Centrally Cleared Interest Rate Swap Agreements	—	393,882	—
OTC Total Return Swap Agreement	—	29,068	—

Total	$491,054	$1,197,890	$ 4,327

Liabilities
Forward Commitment Contract	$—	$(677,877)	$ —
Futures Contracts	(30,062)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(992,696)	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 275

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreements	$—	$(5,813)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(272,091)	—

Total	$(30,062)	$(1,948,477)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

U.S. Treasury Obligations	26.9%
U.S. Government Agency Obligations	16.9
Collateralized Loan Obligations	8.3
Commercial Mortgage-Backed Securities	6.5
Banks	5.7
Residential Mortgage-Backed Securities	5.6
Pipelines	2.2
Home Equity Loans	2.2
Affiliated Mutual Fund	2.1
Affiliated Exchange-Traded Funds	2.0
Oil & Gas	1.9
Real Estate Investment Trusts (REITs)	1.7
Electric	1.7
Sovereign Bonds	1.6
Telecommunications	1.4
Consumer Loans	1.2
Auto Manufacturers	1.0
Foods	0.9
Healthcare-Services	0.9
Media	0.8
Agriculture	0.8
Internet	0.7
Retail	0.7
Automobiles	0.6
Pharmaceuticals	0.6
Other	0.6
Engineering & Construction	0.4
Aerospace & Defense	0.4
Commercial Services	0.4
Semiconductors	0.4
Leisure Time	0.4
Software	0.3
Mining	0.3
Chemicals	0.3
Insurance	0.3
Entertainment	0.3
Diversified Financial Services	0.3
Lodging	0.3
Airlines	0.3

Building Materials	0.3%
Auto Parts & Equipment	0.3
Holding Companies-Diversified	0.2
Transportation	0.2
Machinery-Diversified	0.2
Iron/Steel	0.2
Healthcare-Products	0.2
Municipal Bonds	0.1
Packaging & Containers	0.1
Machinery-Construction & Mining	0.1
Investment Companies	0.1
Credit Cards	0.1
Shipbuilding	0.1
Home Builders	0.1
Computers	0.1
Real Estate	0.1
Office/Business Equipment	0.1
Trucking & Leasing	0.1
Environmental Control	0.1
Household Products/Wares	0.0	*
Housewares	0.0	*
Home Furnishings	0.0	*
Apparel	0.0	*
Options Purchased	0.0	*
Biotechnology	0.0	*
Electrical Components & Equipment	0.0	*
Coal	0.0	*
Gas	0.0	*
Beverages	0.0	*
Interactive Media & Services	0.0	*

	102.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$10,499	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	87,674		Premiums received for OTC swap agreements	11,772

Credit contracts	Unaffiliated investments	1,160		Options written outstanding, at value	98,008

Credit contracts	Unrealized appreciation on OTC swap agreements	61,289		Unrealized depreciation on OTC swap agreements	2,033

Foreign exchange contracts	Unaffiliated investments	145,464		Options written outstanding, at value	134,631

Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	795		—	—

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	453,333		Unrealized depreciation on OTC forward foreign currency exchange contracts	992,696

Interest rate contracts	Due from/to broker-variation margin futures	491,054	*	Due from/to broker-variation margin futures	30,062	*

Interest rate contracts	Due from/to broker-variation margin swaps	393,882	*	Due from/to broker-variation margin swaps	272,091	*

Interest rate contracts	Unaffiliated investments	64,676		Options written outstanding, at value	43,498

Interest rate contracts	Unrealized appreciation on OTC bond forward contracts	173,669		—	—

Interest rate contracts	Unrealized appreciation on OTC swap agreements	29,068		—	—

		$1,912,563			$1,584,791

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(37,552)	$99,497	$—	$—	$(30,707)
Foreign exchange contracts	(82,232)	397,189	—	450,894	—
Interest rate contracts	(2,422)	291	1,378,202	—	(67,121)

Total	$(122,206)	$496,977	$1,378,202	$450,894	$(97,828)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$19,157	$(9,649)	$—	$—	$—	$(27,562)
Foreign exchange contracts	(2,249)	19,723	—	—	(556,639)	—
Interest rate contracts	2,655	9,564	(113,448)	173,669	—	27,968

Total	$19,563	$19,638	$(113,448)	$173,669	$(556,639)	$406

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 277

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 107,234
Options Written (2)	103,335,694
Futures Contracts - Long Positions (2)	135,841,482
Futures Contracts - Short Positions (2)	8,212,675
Bond Forward Contracts - Purchased (2)	2,157,365
Forward Foreign Currency Exchange Contracts - Purchased (3)	36,984,388
Forward Foreign Currency Exchange Contracts - Sold (3)	58,109,444
Cross Currency Exchange Contracts (4)	53,219
Credit Default Swap Agreements - Buy Protection (2)	3,722,667
Credit Default Swap Agreements - Sell Protection (2)	59,949,411
Interest Rate Swap Agreements (2)	55,294,858
Total Return Swap Agreements (2)	3,178,584

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$49,808	$(136,939)	$(87,131)	$—	$(87,131)
BNP	140,330	(47,437)	92,893	—	92,893
BNY	2,526	(17,196)	(14,670)	—	(14,670)
BOA	180,381	(46,024)	134,357	—	134,357
CITI	225,097	(237,251)	(12,154)	—	(12,154)
DB	69,296	(82,463)	(13,167)	—	(13,167)
GSI	72,386	(90,886)	(18,500)	—	(18,500)
HSBC	20,127	(39,629)	(19,502)	—	(19,502)
JPM	143,017	(57,873)	85,144	—	85,144
MSI	89,666	(375,713)	(286,047)	286,047	—
RBC	—	(9,875)	(9,875)	—	(9,875)
SSB	22,263	(112,506)	(90,243)	—	(90,243)
TD	—	(27,890)	(27,890)	—	(27,890)

	$1,014,897	$(1,281,682)	$(266,785)	$286,047	$19,262

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $846,641,724)	$857,906,046
Affiliated investments (cost $35,350,866)	35,440,448
Foreign currency, at value (cost $288,730)	289,316
Receivable for investments sold	16,846,981
Dividends and interest receivable	6,328,023
Unrealized appreciation on OTC forward foreign currency exchange contracts	453,333
Due from broker—variation margin futures	297,064
Unrealized appreciation on OTC bond forward contracts	173,669
Unrealized appreciation on OTC swap agreements	90,357
Premiums paid for OTC swap agreements	87,674
Tax reclaim receivable	11,369
Unrealized appreciation on OTC cross currency exchange contracts	795

Total Assets	917,925,075

Liabilities

Payable for investments purchased	43,462,420

Payable for Fund shares purchased	2,135,059
Unrealized depreciation on OTC forward foreign currency exchange contracts	992,696
Forward commitment contracts, at value (proceeds receivable $672,822)	677,877
Management fee payable	309,639
Options written outstanding, at value (premiums received $327,064)	276,137
Due to broker—variation margin swaps	103,464
Other liabilities	43,990
Premiums received for OTC swap agreements	11,772
Unrealized depreciation on OTC swap agreements	2,033

Total Liabilities	48,015,087

Net Assets	$869,909,988

Net assets were comprised of:
Common stock, at par	$20,375
Paid-in capital in excess of par	863,486,815
Total distributable earnings (loss)	6,402,798

Net assets, February 28, 2026	$869,909,988

Net asset value, offering price and redemption price per share.
($869,909,988 ÷ 20,375,000 shares of common stock issued and outstanding)	$42.69

See Notes to Financial Statements.

PGIM Fixed Income ETFs 279

PGIM Total Return Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income (net of $7,489 foreign withholding tax)	$15,964,610
Affiliated dividend income	1,405,839

Total income	17,370,449

Expenses
Management fee	1,642,466
Less: Fee waiver and/or expense reimbursement	(47,476)

Net expenses	1,594,990

Net investment income (loss)	15,775,459

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $101,935)	2,199,011
Affiliated net capital gain distributions received	8,719
Futures transactions	1,378,202
Forward and cross currency contract transactions	450,894
Options written transactions	496,977
Swap agreement transactions	(97,828)
Foreign currency transactions	299,355

4,735,330

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(58,074))	8,667,577
Futures	(113,448)
Bond forward contracts	173,669
Forward and cross currency contracts	(556,639)
Options written	19,638
Swap agreements	406
Foreign currencies	(1,264)

8,189,939

Net gain (loss) on investment and foreign currency transactions	12,925,269

Net Increase (Decrease) In Net Assets Resulting From Operations	$28,700,728

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$15,775,459	$19,705,461

Net realized gain (loss) on investment and foreign currency transactions	4,735,330	(3,023,830)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,189,939	1,749,951

Net increase (decrease) in net assets resulting from operations	28,700,728	18,431,582

Dividends and Distributions

Distributions from distributable earnings	(15,322,738)	(18,918,570)

Fund share transactions

Net proceeds from shares sold (7,925,000 and 6,325,000 shares, respectively)	334,523,539	262,572,169

Cost of shares purchased (175,000 and 300,000 shares, respectively)	(7,409,389)	(12,425,696)

Net increase (decrease) in net assets from Fund share transactions	327,114,150	250,146,473

Total increase (decrease)	340,492,140	249,659,485

Net Assets:

Beginning of period	529,417,848	279,758,363

End of period	$869,909,988	$529,417,848

See Notes to Financial Statements.

PGIM Fixed Income ETFs 281

PGIM Total Return Bond ETF

Financial Highlights (unaudited)

	Six Months Ended		Year Ended August 31,				December 02, 2021(a) through
	February 28, 2026		2025	2024	2023		August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.93		$42.39	$40.91	$42.94		$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.95		2.04	2.09	1.81		0.86
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81		(0.47)	1.44	(1.72	)(c)	(7.23)
Total from investment operations	1.76		1.57	3.53	0.09		(6.37)
Less Dividends and Distributions:
Dividends from net investment income	(1.00)		(2.03)	(2.05)	(2.12)		(0.69)
Net asset value, end of period	$42.69		$41.93	$42.39	$40.91		$42.94
Total Return(d):	4.26%		3.85%	8.97%	0.27%		(12.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$869,910		$529,418	$279,758	$103,295		$95,539
Average net assets (000)	$675,959		$399,833	$177,863	$87,917		$67,327
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.48	%(f)	0.48%	0.48%	0.49%		0.49	%(f)
Expenses before waivers and/or expense reimbursement	0.49	%(f)	0.49%	0.49%	0.49%		0.49	%(f)
Net investment income (loss)	4.71	%(f)	4.93%	5.09%	4.38%		2.54	%(f)
Portfolio turnover rate(g)(h)	55%		109%	114%	194%		150%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 75.2%

ASSET-BACKED SECURITIES 18.7%

Automobiles 1.2%

ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A	5.300%	11/15/32	2,414	$2,426,337
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	35,000	34,931,386
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	20,203,542
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,808,405
Enterprise Fleet Financing LLC,
Series 2022-03, Class A2, 144A	4.380	07/20/29	2	1,573
Series 2023-01, Class A2, 144A	5.510	01/22/29	52	52,341
Series 2023-02, Class A2, 144A	5.560	04/22/30	1,655	1,662,342
Series 2023-03, Class A2, 144A	6.400	03/20/30	5,055	5,113,356
Series 2024-01, Class A2, 144A	5.230	03/20/30	2,766	2,786,052
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A	1.530	05/15/34	35,000	34,431,040
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	17,134,226
GMF Floorplan Owner Revolving Trust,
Series 2024-03A, Class A1, 144A	4.680	11/15/28	25,000	25,147,138
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,238,797

				167,936,535

Collateralized Loan Obligations 16.4%

720 East CLO Ltd. (Cayman Islands),
Series 2025-07A, Class A1, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	04/20/37	50,000	49,953,150
AGL CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	10/20/34	50,000	50,000,150
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	01/20/37	50,000	49,984,050
Allegany Park CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	01/20/35	20,000	20,000,000
ARES CLO Ltd. (Cayman Islands),
Series 2017-44A, Class A1RR, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.802(c)	04/15/34	50,000	50,004,580
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	10/20/34	42,500	42,472,247
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-02A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	01/20/35	24,070	24,070,315
Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.160% (Cap N/A, Floor 1.160%)	4.828(c)	04/20/36	40,000	40,003,476
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	04/24/34	49,723	49,721,841
Series 2018-12A, Class ARR, 144A, 3 Month SOFR + 0.930% (Cap N/A, Floor 0.930%)	4.583(c)	05/17/31	3,999	3,997,674
Series 2020-18A, Class ARR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.852(c)	10/15/36	50,000	50,002,180
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.822(c)	07/15/34	38,000	37,997,188
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2021-23A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	04/25/34	70,000	69,996,472
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.014(c)	07/15/31	2,119	2,121,772
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.772(c)	10/15/34	15,000	14,987,258
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.004(c)	07/15/31	4,814	4,820,510
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	4.934(c)	07/15/30	4,356	4,356,859
Canyon CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR2, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.702(c)	10/15/34	20,000	19,991,620
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	4.688(c)	04/20/32	38,525	38,530,124
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.029(c)	07/20/31	1,861	1,861,823

See Notes to Financial Statements.

PGIM Fixed Income ETFs 283

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	4.880%(c)	10/24/30	338	$338,284
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.761(c)	01/23/35	50,000	49,986,110
Clover CLO LLC,
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.738(c)	01/25/35	16,000	15,991,368
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A1RR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	10/20/34	50,000	50,002,510
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.868(c)	01/20/35	11,225	11,221,569
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.732(c)	07/15/34	62,500	62,459,925
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	04/25/36	54,000	53,984,162
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.109(c)	10/20/31	20	19,638
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.788(c)	04/20/34	50,000	50,001,960
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	01/20/35	50,000	49,994,435
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1R3, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	07/25/34	50,000	49,981,450
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.708(c)	10/20/34	40,000	40,030,220
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.898(c)	10/20/31	4,427	4,427,028
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36	25,000	25,010,412
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.114(c)	01/15/31	71	70,587
Series 2022-41A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.002(c)	04/15/35	50,000	50,035,345
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	10/20/34	15,000	15,017,362
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.948(c)	07/20/34	10,000	10,011,026
Series 34A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	10/20/34	40,000	40,004,692
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.012(c)	10/15/34	50,000	50,000,000
Madison Park Funding Ltd. (Cayman Islands),
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.752(c)	07/15/34	17,000	16,991,656
Series 2021-52A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.769(c)	01/22/35	25,000	24,998,190
Marathon CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.782(c)	04/15/34	50,000	49,994,185
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.718(c)	10/17/34	50,000	49,970,215
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	4.911(c)	10/12/30	1,300	1,301,185
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.913(c)	06/15/31	6,784	6,785,827
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.772(c)	01/15/37	25,000	24,980,235
Octagon Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.930(c)	07/21/35	50,000	50,110,040
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2024-02A, Class A1N, 144A, 3 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	4.672(c)	01/15/33	17,502	17,494,165
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R2, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.723(c)	02/14/34	50,000	50,033,225
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.713(c)	10/15/34	50,000	50,005,000
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.765(c)	06/20/34	50,000	49,982,025
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.119(c)	10/20/30	2	1,719
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	04/20/34	50,000	49,996,925

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.758%(c)	01/20/36	60,500	$60,450,578
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	07/25/31	6,484	6,483,273
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	4.959(c)	04/20/31	251	251,424
RR Ltd. (Cayman Islands),
Series 2021-17A, Class A1AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.742(c)	07/15/34	40,000	39,986,252
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.792(c)	04/15/38	24,000	24,009,523
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	04/20/33	8,774	8,777,128
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	01/20/35	40,000	39,974,036
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.772(c)	07/15/31	5,675	5,674,561
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.708(c)	01/20/35	41,750	41,727,246
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.818(c)	10/20/34	46,500	46,477,931
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.003(c)	10/23/31	1,869	1,869,416
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	10/26/31	7,418	7,422,615
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.698(c)	01/20/32	16,435	16,433,986
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR2, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.718(c)	10/20/33	19,073	19,092,256
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.718(c)	04/20/34	25,000	24,985,092
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR4, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	01/25/34	51,000	51,028,851
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.862(c)	07/15/34	50,000	50,066,175
Series 2020-14A, Class A1R2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	01/25/34	14,550	14,566,286
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	07/20/34	33,500	33,500,834
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	10/20/34	30,000	29,996,160
Series 2018-34A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.952(c)	10/15/31	6,645	6,651,236
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.922(c)	07/15/32	18,440	18,440,850
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	4.900(c)	04/25/31	49	48,772
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	5.081(c)	10/18/31	3,194	3,195,934
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	4.999(c)	01/20/31	135	134,836
Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.848(c)	04/20/34	25,000	25,002,545
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.872(c)	01/15/35	40,000	40,008,964
Whitebox CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.942(c)	10/15/35	16,100	16,104,146

				2,328,466,870

Consumer Loans 0.2%
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,566,203

Equipment 0.1%
NMEF Funding LLC,
Series 2026-A, Class A2, 144A	4.090	02/15/34	14,000	14,007,004

Home Equity Loans 0.8%
BRAVO Residential Funding Trust,
Series 2025-CES03, Class A1A, 144A	5.036(cc)	12/25/55	10,858	10,946,645

See Notes to Financial Statements.

PGIM Fixed Income ETFs 285

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502%(cc)	06/25/60	14,179	$14,344,183
Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60	9,879	9,948,811
JPMorgan Mortgage Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.162(c)	08/25/54	4,073	4,084,369
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.862(c)	10/20/54	4,579	4,584,791
Series 2025-HE03, Class A1, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.012(c)	03/20/56	15,748	15,798,195
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	5,702	5,784,959
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	8,098	8,193,763
Series 2025-CES11, Class A1A, 144A	4.966(cc)	11/25/55	11,459	11,547,599
Series 2025-CES12, Class A1A, 144A	5.027(cc)	11/25/55	13,671	13,750,876
Series 2026-CES01, Class A1A, 144A	4.827(cc)	01/25/56	9,485	9,530,617

				108,514,808

TOTAL ASSET-BACKED SECURITIES (cost $2,650,743,169)				2,654,491,420

CERTIFICATES OF DEPOSIT 2.7%
Bank of America NA, SOFR + 0.340%	4.010(c)	04/27/26	25,000	25,008,660
Bank of Montreal,
SOFR + 0.390%	4.060(c)	08/20/26	17,000	17,015,395
SOFR + 0.400%	4.070(c)	08/28/26	15,000	15,012,752
Canadian Imperial Bank of Commerce,
SOFR + 0.340%	4.010(c)	10/19/26	58,000	58,053,946
SOFR + 0.400% (Cap N/A, Floor 0.000%)	4.070(c)	08/03/26	35,000	35,040,736
SOFR + 0.430%	4.100(c)	05/08/26	17,500	17,512,243
Credit Agricole Corporate & Investment Bank,
SOFR + 0.370%	4.040(c)	10/26/26	50,000	50,057,665
SOFR + 0.810%	4.480(c)	06/07/27	10,000	10,053,314
Natixis SA, SOFR + 0.620%	4.290(c)	10/29/26	10,000	10,025,616
Nordea Bank Abp,
SOFR + 0.320%	3.990(c)	06/29/26	30,000	30,022,179
SOFR + 0.320%	3.990(c)	07/23/26	30,000	30,024,414
SOFR + 0.400%	4.070(c)	02/19/27	40,000	40,056,118
Royal Bank of Canada, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.020(c)	12/07/26	25,000	25,017,335
Toronto-Dominion Bank (The), SOFR + 0.350%	4.020(c)	07/06/26	25,000	25,016,917

TOTAL CERTIFICATES OF DEPOSIT (cost $387,491,265)				387,917,290

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.4%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1	1.122	11/15/54	1,251	1,237,134
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	35,456	35,180,221
Series 2017-BNK05, Class A4	3.131	06/15/60	19,670	19,473,229
Series 2017-BNK08, Class A3	3.229	11/15/50	17,699	17,437,385
Series 2017-BNK09, Class A4	3.538	11/15/54	19,848	19,629,241
Series 2018-BN10, Class A5	3.688	02/15/61	28,130	27,949,135
Series 2018-BN13, Class A4	3.953	08/15/61	12,284	12,229,808
Series 2019-BN17, Class A3	3.456	04/15/52	3,666	3,615,699
Series 2019-BN18, Class A3	3.325	05/15/62	10,700	10,443,835
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A4	3.170	07/15/49	10,888	10,865,845
BANK5,
Series 2023-05YR1, Class A2	5.779	04/15/56	1,516	1,546,780
Series 2023-05YR1, Class A3	6.260(cc)	04/15/56	3,193	3,311,277
Series 2024-05YR7, Class A3	5.769	06/15/57	39,500	41,373,568

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675%(cc)	12/15/56	34,875	$36,982,765
Series 2024-05C29, Class A3	5.208	09/15/57	12,000	12,404,150
Barings Issuer LLC,
Series 2026-SBP, Class A, 144A	4.820	02/25/59	14,000	14,016,682
Benchmark Mortgage Trust,
Series 2018-B05, Class A2	4.077	07/15/51	522	519,687
Series 2018-B05, Class A3	3.944	07/15/51	7,100	7,075,479
Series 2023-V02, Class A3	5.812(cc)	05/15/55	16,857	17,420,556
Series 2023-V03, Class A3	6.363(cc)	07/15/56	16,734	17,519,292
Series 2024-V08, Class A3	6.189(cc)	07/15/57	16,100	17,072,290
BMO Mortgage Trust,
Series 2023-05C2, Class A3	7.055(cc)	11/15/56	21,175	22,657,278
Series 2024-05C5, Class A3	5.857	02/15/57	31,000	32,565,209
Series 2024-05C6, Class A3	5.316	09/15/57	11,330	11,738,287
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	4.624(c)	11/15/38	70,693	70,670,805
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	4.695(c)	12/15/38	69,633	69,611,003
Series 2021-XL02, Class A, 144A, 1 Month SOFR + 0.803% (Cap N/A, Floor 0.689%)(x)	4.463(c)	10/15/38	3,477	3,476,324
Series 2022-LP02, Class A, 144A, 1 Month SOFR + 1.013% (Cap N/A, Floor 1.013%)	4.673(c)	02/15/39	1,976	1,975,831
BX Trust,
Series 2021-LBA, Class AJV, 144A, 1 Month SOFR + 1.164% (Cap N/A, Floor 0.800%)	4.824(c)	02/15/36	9,982	9,976,077
Series 2021-LGCY, Class A, 144A, 1 Month SOFR + 0.620% (Cap N/A, Floor 0.506%)	4.280(c)	10/15/36	12,690	12,682,069
Series 2021-RISE, Class A, 144A, 1 Month SOFR + 0.862% (Cap N/A, Floor 0.748%)	4.522(c)	11/15/36	32,207	32,201,634
Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	4.660(c)	01/15/39	83,514	83,559,615
CD Mortgage Trust,
Series 2016-CD02, Class A3	3.248	11/10/49	1,952	1,941,035
Series 2017-CD03, Class A3	3.356	02/10/50	5,090	5,060,619
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283	05/10/58	601	599,405
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	1,437	1,421,356
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	1,598	1,567,796
Series 2016-C01, Class A3	2.944	05/10/49	85	84,491
Series 2016-C02, Class A3	2.575	08/10/49	6,320	6,290,725
Series 2016-C03, Class A4	3.154	11/15/49	15,933	15,793,685
Series 2016-P04, Class A2	2.450	07/10/49	316	315,763
Series 2016-P04, Class A3	2.646	07/10/49	10,000	9,965,086
Series 2016-P05, Class A3	2.684	10/10/49	3,129	3,107,708
Series 2016-P06, Class A4	3.458	12/10/49	10,464	10,416,420
Series 2017-C04, Class A3	3.209	10/12/50	6,400	6,336,489
Series 2017-P07, Class A3	3.442	04/14/50	7,559	7,510,185
Series 2017-P08, Class A3	3.203	09/15/50	21,272	21,056,264
Series 2020-GC46, Class AAB	2.614	02/15/53	11,293	11,016,932
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	89,364
Series 2016-COR01, Class A4	3.091	10/10/49	11,000	10,910,560
Series 2018-COR03, Class A2	3.961	05/10/51	1,590	1,579,114
Series 2019-GC44, Class A2	2.827	08/15/57	12,896	12,567,415
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A5	3.090	01/15/49	4,883	4,868,678
Series 2016-C07, Class A4	3.210	11/15/49	2,376	2,368,381
Series 2017-C08, Class A3	3.127	06/15/50	11,367	11,217,708
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4	3.276	05/10/49	331	330,049
Series 2016-C03, Class A4	2.632	08/10/49	5,921	5,902,749
Series 2016-C03, Class A5	2.890	08/10/49	8,353	8,308,418
GS Mortgage Securities Trust,
Series 2016-GS02, Class A4	3.050	05/10/49	9,874	9,859,174
Series 2016-GS03, Class A3	2.592	10/10/49	16,975	16,901,323

See Notes to Financial Statements.

PGIM Fixed Income ETFs 287

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2016-GS03, Class A4	2.850%	10/10/49	11,040	$10,945,375
Series 2016-GS04, Class A3	3.178	11/10/49	4,600	4,577,009
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	21,278	21,170,402
Series 2017-GS06, Class A2	3.164	05/10/50	14,449	14,284,458
Series 2017-GS07, Class A3	3.167	08/10/50	32,020	31,716,995
Series 2018-GS09, Class A4	3.992(cc)	03/10/51	12,005	11,997,639
Series 2019-GC38, Class AAB	3.835	02/10/52	1,129	1,126,035
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5	3.639	11/15/47	717	706,192
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	2,997	2,979,843
Series 2017-C07, Class A4	3.147	10/15/50	27,730	27,349,944
Series 2018-C08, Class A3	3.944	06/15/51	4,277	4,253,228
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP01, Class A5	3.914	01/15/49	887	883,391
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A	3.551	07/12/50	2,960	2,926,335
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4	3.325	05/15/49	3,528	3,508,599
Series 2016-C30, Class A5	2.860	09/15/49	21,635	21,392,468
Series 2016-C31, Class A4	2.840	11/15/49	6,429	6,396,069
Series 2017-C33, Class A4	3.337	05/15/50	17,000	16,856,903
Series 2017-C33, Class A5	3.599	05/15/50	17,840	17,723,318
Series 2017-C34, Class A3	3.276	11/15/52	17,500	17,299,100
Morgan Stanley Capital I,
Series 2017-HR02, Class A4	3.587	12/15/50	5,395	5,342,122
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	13,246	13,128,993
Series 2018-L01, Class ASB	4.238(cc)	10/15/51	1,917	1,922,131
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.057(c)	03/15/39	2,230	2,230,000
NJ Trust,
Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	5,630	5,934,298
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	4.724(c)	01/15/36	16,433	16,032,963
Santander Commercial Mortgage Securities LLC,
Series 2025-BNC01, Class A2, 144A	4.502	12/15/57	27,659	27,763,136
SREIT Trust,
Series 2021-MFP02, Class A, 144A, 1 Month SOFR + 0.936% (Cap N/A, Floor 0.822%)	4.596(c)	11/15/36	25,130	25,122,147
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	11,831	11,716,988
Series 2017-C05, Class A4	3.212	11/15/50	5,569	5,495,747
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	6,218	6,184,903
Series 2016-C35, Class A3	2.674	07/15/48	1,241	1,237,829
Series 2016-C36, Class A3	2.807	11/15/59	11,526	11,451,252
Series 2016-NXS06, Class A4	2.918	11/15/49	2,390	2,374,760
Series 2017-C38, Class A4	3.190	07/15/50	14,714	14,558,968
Series 2017-C40, Class A3	3.317	10/15/50	10,800	10,671,913
Series 2017-C41, Class A3	3.210	11/15/50	815	803,871
Series 2018-C45, Class A3	3.920	06/15/51	23,046	22,972,374
Series 2024-5C1, Class A3	5.928	07/15/57	58,870	62,016,278

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $1,317,633,455)				1,330,859,058

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 39.6%

Aerospace & Defense 0.6%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.000%	03/26/27	10,290	$10,412,598
General Dynamics Corp.,
Gtd. Notes	2.625	11/15/27	5,120	5,039,356
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes	3.750	03/03/28	14,400	14,383,989
Sr. Unsec’d. Notes	3.900	04/15/29	6,200	6,206,668
RTX Corp.,
Sr. Unsec’d. Notes	3.500	03/15/27	12,000	11,964,722
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,392,741

				88,400,074

Agriculture 0.9%

Bunge Ltd. Finance Corp.,
Gtd. Notes	4.100	01/07/28	6,000	6,029,157
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	02/11/28	45,700	46,456,344
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	3.875	10/27/28	35,000	35,051,174
Sr. Unsec’d. Notes	4.125	04/28/28	30,000	30,199,929
Sr. Unsec’d. Notes	4.750	02/12/27	10,000	10,090,294

				127,826,898

Auto Manufacturers 5.2%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	4.235(c)	05/11/26	44,000	44,006,326
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	4.319(c)	12/11/26	35,000	35,046,414
Sr. Unsec’d. Notes, MTN, SOFR + 0.730% (Cap N/A, Floor 0.000%)	4.442(c)	03/08/27	35,000	35,109,984
Sr. Unsec’d. Notes, MTN, SOFR + 0.820%	4.544(c)	03/03/28	5,000	5,012,825
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	4.150	08/11/27	16,000	16,070,250
Gtd. Notes, 144A, SOFR Index + 0.550%	4.237(c)	04/02/26	20,000	20,004,039
Gtd. Notes, 144A	4.650	03/19/27	18,900	19,054,353
Gtd. Notes, 144A	4.750	03/21/28	29,800	30,262,076
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	4.300	08/12/27	11,200	11,264,457
Gtd. Notes, 144A, SOFR + 0.840%	4.519(c)	01/13/28	16,600	16,626,960
Gtd. Notes, 144A, SOFR + 0.960%	4.650(c)	09/25/27	24,000	24,094,325
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,155,994
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	4.200	10/27/28	20,000	20,074,943
Sr. Unsec’d. Notes, SOFR Index + 1.050%	4.731(c)	07/15/27	30,000	30,065,732
Sr. Unsec’d. Notes, SOFR Index + 1.170%	4.857(c)	04/04/28	17,500	17,585,434
Sr. Unsec’d. Notes	5.000	07/15/27	4,660	4,720,299
Sr. Unsec’d. Notes	5.050	04/04/28	17,500	17,838,754
Sr. Unsec’d. Notes	5.400	04/06/26	8,500	8,509,247
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,522,099
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, SOFR + 1.030%	4.720(c)	09/24/27	9,170	9,207,816
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	4.730(c)	03/19/27	16,670	16,743,344
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	4.730(c)	06/24/27	40,000	40,236,663
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	14,400	14,530,640
Sr. Unsec’d. Notes, 144A	4.875	11/01/27	5,000	5,067,122
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.630%	4.313(c)	07/31/26	13,000	13,020,822
Gtd. Notes, 144A, SOFR + 0.780% (Cap N/A, Floor 0.000%)	4.467(c)	04/01/27	15,000	15,062,356
Gtd. Notes, 144A, SOFR + 0.850%	4.536(c)	11/15/27	15,000	15,049,607

See Notes to Financial Statements.

PGIM Fixed Income ETFs 289

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

PACCAR Financial Corp.,
Sr. Unsec’d. Notes	4.550%	03/03/28	50,000	$50,922,657
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	15,017,935
Sr. Unsec’d. Notes, SOFR + 0.770%	4.454(c)	08/07/26	6,000	6,015,713
Sr. Unsec’d. Notes, MTN	3.750	01/12/28	42,000	42,071,585
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.450%	4.129(c)	04/10/26	10,000	10,002,814
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%	4.129(c)	01/12/28	20,000	20,002,996
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.450	09/11/27	12,500	12,555,644
Gtd. Notes, 144A	4.950	03/25/27	8,300	8,360,005
Gtd. Notes, 144A	5.050	03/27/28	16,700	16,968,052
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,631,215

				735,491,497

Banks 7.4%

ABN AMRO Bank NV (Netherlands),
Sr. Preferred Notes, 144A	4.718	01/22/27	93,000	93,764,162
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	4.251(c)	03/18/26	13,500	13,502,430
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	4.492(c)	01/18/27	33,600	33,770,658
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	2.650	03/08/27	15,766	15,598,371
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.780%	4.499(c)	06/04/27	30,000	30,136,584
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A, SOFR + 1.130%	4.813(c)	01/23/27	10,890	10,962,711
Citibank NA,
Sr. Unsec’d. Notes	4.576	05/29/27	10,000	10,088,807
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	4.423	03/14/28	17,400	17,652,549
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.640%	4.332(c)	03/14/28	20,700	20,790,076
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes	3.957	10/17/28	22,500	22,623,037
Sr. Preferred Notes, SOFR + 0.590%	4.271(c)	10/17/28	22,500	22,550,387
Sr. Preferred Notes, SOFR Index + 0.620%	4.306(c)	08/28/26	12,920	12,943,197
Sr. Preferred Notes, SOFR Index + 0.710%	4.425(c)	03/05/27	15,000	15,054,038
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.630%	4.313(c)	01/27/27	83,000	83,207,757
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	36,355	36,661,345
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.685%	4.366(c)	10/15/27	30,420	30,495,349
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.600%	4.283(c)	10/26/27	20,000	20,057,730
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.500%	4.212(c)	03/06/28	25,000	25,009,698
National Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.670% (Cap N/A, Floor 0.000%)	4.353(c)	10/06/27	45,000	44,904,685
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A, SOFR + 0.570%	4.257(c)	05/20/27	9,450	9,471,991
Sr. Unsec’d. Notes, 144A	4.350	05/20/27	29,250	29,458,160
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	52,711	52,351,237
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.174	11/06/28	63,300	63,630,008
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A, SOFR + 0.740%	4.430(c)	03/19/27	5,556	5,573,057
Sr. Preferred Notes, 144A, MTN	4.375	03/17/28	24,750	25,024,228

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Nordea Bank Abp (Finland), (cont’d.)
Sr. Preferred Notes, 144A, MTN, SOFR + 0.700%	4.391%(c)	03/17/28	20,000	$20,082,522
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	4.254(c)	04/27/26	7,027	7,030,526
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	4.632(c)	01/19/27	20,000	20,116,542
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Preferred Notes, 144A	4.375	06/02/28	35,000	35,409,447
Sr. Preferred Notes, 144A, SOFR + 0.750%	4.437(c)	06/02/28	13,500	13,534,560
State Street Corp.,
Sr. Unsec’d. Notes	4.536	02/28/28	43,400	44,086,855
Sr. Unsec’d. Notes	4.993	03/18/27	22,500	22,772,217
Svenska Handelsbanken AB (Sweden),
Sr. Preferred Notes, 144A	4.375	05/23/28	14,000	14,167,996
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes	4.109	10/13/28	17,500	17,581,137
Sr. Unsec’d. Notes, SOFR + 0.750%	4.429(c)	10/13/28	17,500	17,521,002
Sr. Unsec’d. Notes, MTN	2.800	03/10/27	25,000	24,724,555
Sr. Unsec’d. Notes, MTN	4.574	06/02/28	22,500	22,810,298
Sr. Unsec’d. Notes, MTN, SOFR + 0.910%	4.597(c)	06/02/28	7,500	7,543,560
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	10,007,697
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	10,000	10,001,635
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.500%	4.212(c)	03/06/28	25,000	25,019,447

				1,057,692,248

Beverages 0.7%
Diageo Capital PLC (United Kingdom),
Gtd. Notes	5.300	10/24/27	15,619	15,978,262
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.350	05/15/28	20,000	20,109,760
Gtd. Notes, SOFR Index + 0.880%	4.572(c)	03/15/27	26,000	26,025,525
Molson Coors Beverage Co.,
Gtd. Notes	3.000	07/15/26	7,000	6,973,079
PepsiCo, Inc.,
Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,199,454

				95,286,080

Biotechnology 0.1%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.650	03/01/26	10,000	10,000,000

Building Materials 0.1%
Owens Corning,
Sr. Unsec’d. Notes	5.500	06/15/27	7,976	8,122,417

Chemicals 0.8%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes	4.300	06/11/28	37,760	38,220,239
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.500	03/12/27	50,000	50,286,300
Sr. Unsec’d. Notes	5.200	06/21/27	20,000	20,300,318

				108,806,857

See Notes to Financial Statements.

PGIM Fixed Income ETFs 291

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 0.0%
Equifax, Inc.,
Sr. Unsec’d. Notes	3.250%	06/01/26	7,600	$7,579,413

Computers 0.6%
Accenture Capital, Inc.,
Gtd. Notes	3.900	10/04/27	22,940	23,034,241
International Business Machines Corp.,
Sr. Unsec’d. Notes	3.300	05/15/26	26,510	26,463,490
Sr. Unsec’d. Notes	4.000	02/03/29	30,000	30,106,895

				79,604,626

Cosmetics/Personal Care 0.1%
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	4.250	08/12/27	13,650	13,760,588

Diversified Financial Services 1.7%
American Express Co.,
Sr. Unsec’d. Notes, SOFR + 0.590%	4.275(c)	02/09/29	24,500	24,508,183
Sr. Unsec’d. Notes	5.389(ff)	07/28/27	41,656	41,882,717
Sr. Unsec’d. Notes	5.645(ff)	04/23/27	34,206	34,281,587
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	4.383(c)	05/26/26	40,000	40,028,747
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes	3.950	12/01/28	12,900	12,929,385
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	02/11/27	30,000	30,029,358
Sr. Unsec’d. Notes, MTN	4.500	09/15/26	46,000	45,937,476
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	4.875	03/28/27	7,140	7,204,226

				236,801,679

Electric 2.0%
Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400	06/06/27	10,710	10,854,712
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	3.900	01/08/28	21,500	21,506,055
Sr. Unsec’d. Notes, SOFR + 0.600%	4.279(c)	01/08/28	8,600	8,613,934
DTE Electric Co.,
General Ref. Mortgage	4.850	12/01/26	42,750	43,089,684
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27	14,625	14,797,405
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,404,340
Duke Energy Progress LLC,
First Mortgage	4.350	03/06/27	30,000	30,193,376
Florida Power & Light Co.,
Sr. Unsec’d. Notes	4.450	05/15/26	16,500	16,512,122
Georgia Power Co.,
Sr. Unsec’d. Notes	4.000	10/01/28	21,000	21,112,258
Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,798,473
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.800%	4.484(c)	02/04/28	11,000	11,063,182
Gtd. Notes	4.685	09/01/27	20,000	20,228,270
Gtd. Notes	4.850	02/04/28	11,000	11,201,050
Southern California Edison Co.,
First Mortgage	4.400	09/06/26	18,000	18,022,917
First Mortgage	5.350	03/01/26	12,000	12,000,000

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B	2.950%	11/15/26	19,306	$19,186,797

				278,584,575

Electronics 1.2%
Amphenol Corp.,
Sr. Unsec’d. Notes	3.800	11/15/27	25,600	25,624,412
Sr. Unsec’d. Notes	3.900	11/15/28	12,800	12,831,352
Sr. Unsec’d. Notes	4.375	06/12/28	36,000	36,457,303
Sr. Unsec’d. Notes	5.050	04/05/27	29,290	29,664,744
Fortive Corp.,
Sr. Unsec’d. Notes	3.150	06/15/26	25,000	24,915,154
Honeywell International, Inc.,
Sr. Unsec’d. Notes	4.650	07/30/27	34,000	34,409,553

				163,902,518

Foods 1.3%
Hershey Co. (The),
Sr. Unsec’d. Notes	4.550	02/24/28	12,000	12,202,408
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.450	03/01/27	30,000	30,249,365
Sr. Unsec’d. Notes, 144A	4.600	03/01/28	40,000	40,602,821
McCormick & Co., Inc.,
Sr. Unsec’d. Notes	4.150	02/15/29	10,300	10,370,858
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.625	03/17/27	13,909	13,736,103
Sr. Unsec’d. Notes	4.250	05/06/28	47,700	48,029,981
Nestle Holdings, Inc.,
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,008,093
Sysco Corp.,
Gtd. Notes	3.300	07/15/26	14,000	13,959,228

				189,158,857

Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	4.400	06/30/28	6,000	6,071,039

Healthcare-Products 0.6%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes	4.200	09/09/27	20,800	20,889,879
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes	5.150	03/20/27	6,133	6,203,111
Stryker Corp.,
Sr. Unsec’d. Notes	4.550	02/10/27	30,000	30,223,885
Sr. Unsec’d. Notes	4.700	02/10/28	22,500	22,832,227

				80,149,102

Healthcare-Services 0.5%
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/27	7,400	7,492,472
Roche Holdings, Inc.,
Gtd. Notes, 144A	5.265	11/13/26	60,000	60,478,232
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.400	06/15/28	10,000	10,118,084

				78,088,788

See Notes to Financial Statements.

PGIM Fixed Income ETFs 293

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 3.3%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.600%	12/15/27	23,606	$23,822,050
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	25,000	25,207,276
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	4.991(c)	09/25/26	30,000	30,146,451
Sr. Sec’d. Notes, 144A, MTN	4.250	08/21/28	18,200	18,217,980
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.700%	4.384(c)	11/08/27	9,110	9,137,588
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	4.150	08/25/28	15,000	15,106,067
Sec’d. Notes, 144A, MTN, SOFR Index + 0.700%	4.397(c)	06/11/27	19,000	19,069,473
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%	4.249(c)	04/09/26	14,000	14,004,599
New York Life Global Funding,
Sr. Sec’d. Notes, 144A, SOFR + 0.550%	4.247(c)	06/11/27	40,000	40,086,322
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%	4.357(c)	04/02/27	55,000	55,233,317
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.480%	4.164(c)	02/04/27	30,000	30,046,227
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.291(c)	03/27/26	23,000	23,005,372
Sr. Sec’d. Notes, 144A, SOFR + 0.750% (Cap N/A, Floor 0.000%)	4.429(c)	07/10/28	35,000	35,110,485
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.600	08/19/27	25,000	25,236,907
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,784,859
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	20,000	20,150,590
Sec’d. Notes, 144A, SOFR + 0.850% (Cap N/A, Floor 0.000%)	4.547(c)	09/11/28	50,000	50,087,304
Sec’d. Notes, 144A	4.992	01/12/27	19,000	19,186,371
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	4.379(c)	04/10/26	10,000	10,002,669

				470,641,907

Internet 0.9%
Alphabet, Inc.,
Sr. Unsec’d. Notes	3.700	02/15/29	31,300	31,324,412
Sr. Unsec’d. Notes	3.875	11/15/28	17,300	17,422,770
Amazon.com, Inc.,
Sr. Unsec’d. Notes	3.900	11/20/28	30,000	30,166,365
Netflix, Inc.,
Sr. Unsec’d. Notes	4.875	04/15/28	50,150	51,264,263

				130,177,810

Machinery-Construction & Mining 0.4%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	4.350	05/15/26	52,000	52,061,189

Machinery-Diversified 0.4%
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	10,500	10,571,526
Gtd. Notes	4.750	03/21/28	15,750	15,961,251
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.440%	4.164(c)	03/06/26	21,000	21,000,473
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	4.312(c)	06/11/27	11,635	11,678,235

				59,211,485

Media 0.4%
Comcast Corp.,
Gtd. Notes	2.350	01/15/27	55,609	54,910,366

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.4%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A, SOFR Index + 0.750%	4.437%(c)	10/01/26	20,000	$20,032,168
Gtd. Notes, 144A	4.907	04/01/28	12,000	12,208,835
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	4.375	03/12/27	10,000	10,073,893
Gtd. Notes	4.500	03/14/28	12,000	12,158,153

				54,473,049

Miscellaneous Manufacturing 0.3%
Siemens Funding BV (Germany),
Gtd. Notes, 144A, SOFR + 0.640%	4.326(c)	05/26/28	18,000	18,075,240
Gtd. Notes, 144A	4.350	05/26/28	29,900	30,282,630

				48,357,870

Oil & Gas 0.7%
Chevron USA, Inc.,
Gtd. Notes	4.405	02/26/27	33,900	34,149,562
Gtd. Notes	4.475	02/26/28	33,900	34,443,650
EOG Resources, Inc.,
Sr. Unsec’d. Notes	4.400	07/15/28	20,000	20,260,055
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26	6,000	5,985,416

				94,838,683

Oil & Gas Services 0.3%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	22,500	22,511,303
Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	24,072,243

				46,583,546

Pharmaceuticals 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.775	03/03/28	32,000	32,044,076
Sr. Unsec’d. Notes, SOFR Index + 0.480%	4.167(c)	03/03/28	17,100	17,133,503
Sr. Unsec’d. Notes	4.650	03/15/28	49,500	50,347,820
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	4.800	02/26/27	25,000	25,231,251
Eli Lilly & Co.,
Sr. Unsec’d. Notes, SOFR + 0.530%	4.211(c)	10/15/28	22,000	22,123,008
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	4.315	03/12/27	35,000	35,241,136
GlaxoSmithKline Capital, Inc.,
Gtd. Notes	3.875	05/15/28	12,000	12,053,396
Johnson & Johnson,
Sr. Unsec’d. Notes	4.550	03/01/28	19,800	20,164,541
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.850	03/15/29	17,100	17,158,523
Sr. Unsec’d. Notes, SOFR + 0.570%	4.287(c)	03/15/29	12,800	12,815,146
Novartis Capital Corp.,
Gtd. Notes	3.900	11/05/28	36,800	36,961,819
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes	4.450	05/19/28	3,000	3,042,852
Zoetis, Inc.,
Sr. Unsec’d. Notes	4.150	08/17/28	34,000	34,256,507

				318,573,578

See Notes to Financial Statements.

PGIM Fixed Income ETFs 295

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 2.0%
Boardwalk Pipelines LP,
Gtd. Notes	5.950%	06/01/26	62,174	$62,174,000
Enbridge, Inc. (Canada),
Gtd. Notes	4.600	06/20/28	15,000	15,219,810
Gtd. Notes	5.250	04/05/27	19,000	19,250,201
Enterprise Products Operating LLC,
Gtd. Notes	4.300	06/20/28	25,500	25,765,294
Gtd. Notes	4.600	01/11/27	20,000	20,127,485
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	19,379	19,379,000
Sr. Unsec’d. Notes	4.125	03/01/27	7,530	7,537,858
ONEOK, Inc.,
Gtd. Notes	4.000	07/13/27	6,210	6,214,766
Gtd. Notes	4.250	09/24/27	52,942	53,187,018
Gtd. Notes	5.550	11/01/26	20,565	20,746,255
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	40,000	40,000,000

				289,601,687

Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.800	04/15/26	3,370	3,368,336
Public Storage Operating Co.,
Gtd. Notes, SOFR Index + 0.700%	4.381(c)	04/16/27	19,773	19,836,833
Realty Income Corp.,
Sr. Unsec’d. Notes	3.950	02/01/29	17,300	17,333,777
Sr. Unsec’d. Notes	4.125	10/15/26	12,500	12,505,910
Ventas Realty LP,
Gtd. Notes	4.000	03/01/28	19,755	19,752,109
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.750	05/15/26	13,336	13,352,904

				86,149,869

Retail 1.8%
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	4.148	09/29/28	31,500	31,641,866
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	09/15/28	12,000	12,059,995
Sr. Unsec’d. Notes	4.875	06/25/27	21,700	22,025,116
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26	24,000	23,955,855
Sr. Unsec’d. Notes	3.950	10/15/27	25,000	25,079,353
Sr. Unsec’d. Notes	4.000	10/15/28	37,450	37,548,832
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,499,122
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	5.750	11/20/26	10,000	10,105,723
Starbucks Corp.,
Sr. Unsec’d. Notes	4.500	05/15/28	30,000	30,345,914
Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,656,316
Target Corp.,
Sr. Unsec’d. Notes	4.350	06/15/28	14,000	14,193,481

				255,111,573

Semiconductors 0.7%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.800	04/15/28	68,800	70,185,745

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes	2.600%	05/19/26	10,181	$10,151,262
Microchip Technology, Inc.,
Gtd. Notes	4.900	03/15/28	16,000	16,264,562

				96,601,569

Software 0.6%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes	4.200	09/10/27	6,300	6,330,442
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	5,000	5,000,000
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,352,535
Intuit, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,280,140
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	4.250	09/15/28	10,000	10,039,067

				89,002,184

Telecommunications 0.6%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes	4.550	02/24/28	27,500	27,955,623
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	25,064,208
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.567	07/16/27	35,000	35,315,900

				88,335,731

Transportation 0.1%
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,607,190

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,540,157

TOTAL CORPORATE BONDS (cost $5,590,582,253)				5,627,106,699

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.9%
Angel Oak Mortgage Trust,
Series 2025-12, Class A1, 144A	5.039(cc)	12/25/70	19,281	19,379,085
Series 2025-13, Class A1, 144A	4.929(cc)	10/25/70	8,989	9,015,332
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64	22,602	22,853,818
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65	15,962	16,087,773
Series 2025-NQM07, Class A1, 144A	5.459(cc)	07/25/65	6,205	6,269,025
Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65	18,569	18,601,088
COLT Mortgage Loan Trust,
Series 2025-12, Class A1, 144A	4.983(cc)	01/26/71	8,633	8,669,839
Credit Suisse Mortgage Trust,
Series 2019-RPL01, Class A1A, 144A	3.650(cc)	07/25/58	2,778	2,743,047
Cross Mortgage Trust,
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70	11,414	11,465,092
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70	23,774	23,880,288
Series 2025-H10, Class A1, 144A	4.968(cc)	01/25/71	10,635	10,670,205
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61	10,955	10,941,184
Series 2026-NQM02, Class A1, 144A	4.833(cc)	03/25/61	10,000	10,007,976

See Notes to Financial Statements.

PGIM Fixed Income ETFs 297

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GCAT Trust,
Series 2025-NQM07, Class A1, 144A	5.036%(cc)	11/25/70	19,026	$19,111,916
Series 2026-NQM01, Class A1, 144A	4.789(cc)	12/25/70	8,000	8,006,154
HOMES Trust,
Series 2025-NQM05, Class A1, 144A	5.027(cc)	09/25/70	9,390	9,434,882
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A	4.809(cc)	12/25/70	7,132	7,140,404
Series 2026-NQM02, Class A1, 144A	4.734(cc)	01/26/71	12,000	12,007,380
New Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1, 144A	4.833(cc)	02/25/66	8,000	8,006,246
OBX Trust,
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55	13,762	13,885,161
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65	8,055	8,105,291
Series 2025-NQM21, Class A1, 144A	4.989(cc)	10/25/65	5,835	5,869,319
Series 2025-NQM21, Class A1FC, 144A	4.917(cc)	10/25/65	24,083	24,164,730
Series 2025-NQM23, Class A1, 144A	4.872(cc)	10/25/65	10,608	10,655,013
Series 2026-NQM01, Class A1, 144A	4.846(cc)	11/25/65	13,367	13,407,086
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65	5,850	5,865,731
Series 2026-NQM03, Class A1, 144A	4.652(cc)	01/25/66	10,400	10,395,727
Towd Point Mortgage Trust,
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	1,460	1,448,784
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	1,578	1,566,097
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	3,532	3,440,389
Verus Securitization Trust,
Series 2025-10, Class A1FC, 144A	5.017(cc)	06/25/70	56,529	56,787,217
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71	13,901	13,970,213
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67	8,138	8,181,995

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $410,712,321)				412,033,487

U.S. TREASURY OBLIGATIONS(k) 0.3%
U.S. Treasury Notes	4.125	11/15/27	31,000	31,359,648
U.S. Treasury Notes	4.250	01/15/28	2,000	2,030,391

TOTAL U.S. TREASURY OBLIGATIONS (cost $32,925,285)				33,390,039

			Shares

AFFILIATED EXCHANGE-TRADED FUND 1.6%
Fixed Income
PGIM AAA CLO ETF
(cost $230,902,454)(wa)			4,500,000	231,615,000

TOTAL LONG-TERM INVESTMENTS (cost $10,620,990,202)				10,677,412,993

SHORT-TERM INVESTMENTS 24.2%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $112,542,444)(wa)			112,542,444	112,542,444

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 2.8%
Bank of Nova Scotia, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.020%(c)	12/04/26	50,000	50,028,850
BNP Paribas SA, SOFR + 0.360%	4.030(c)	11/05/26	50,000	50,037,470
Intesa Sanpaolo SpA	4.270	06/30/26	102,500	102,601,782
Natixis SA, SOFR + 0.360%	4.030(c)	10/09/26	65,000	65,053,846

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Svenska Handelsbanken,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	3.980%(c)	09/16/26	25,000	$25,015,418
SOFR + 0.310% (Cap N/A, Floor 0.000%)	3.980(c)	09/24/26	25,000	25,015,685
SOFR + 0.400%	4.070(c)	04/15/26	24,500	24,509,391
Swedbank AB, SOFR + 0.310%	3.980(c)	09/16/26	9,000	9,006,833
Toronto-Dominion Bank (The), SOFR + 0.450%	4.120(c)	04/23/26	27,000	27,015,112
Westpac Banking Corp., SOFR + 0.320%	3.990(c)	07/02/26	25,000	25,013,455

TOTAL CERTIFICATES OF DEPOSIT (cost $403,000,000)				403,297,842

COMMERCIAL PAPER 20.6%
Agree LP, 144A	3.849(n)	03/19/26	30,000	29,931,369
144A	3.868(n)	03/11/26	12,000	11,983,696
Alexandria Real Estate Equities, Inc.,
144A	3.989(n)	03/13/26	106,480	106,318,342
144A	3.998(n)	03/06/26	103,000	102,921,947
Alimentation Couche-Tard, Inc.,
144A	3.858(n)	03/04/26	21,000	20,988,717
144A	3.861(n)	03/16/26	5,000	4,990,798
144A	3.862(n)	03/05/26	25,000	24,983,858
144A	3.916(n)	04/07/26	30,000	29,873,154
American Honda Finance Corp.	3.907(n)	04/10/26	17,000	16,923,721
Amrize Finance US LLC,
144A	3.892(n)	03/17/26	8,500	8,483,752
Bank of America Securities, Inc.,
SOFR + 0.320%	4.000(c)	05/28/26	35,000	35,013,363
SOFR + 0.330%	4.000(c)	08/05/26	25,000	25,014,208
SOFR + 0.350%	4.030(c)	10/28/26	14,500	14,508,629
Bank of Montreal,
144A, SOFR + 0.210%	3.880(c)	09/01/26	17,500	17,499,984
Bayer Corp.,
144A	4.638(n)	08/05/26	30,000	29,495,175
144A	4.746(n)	07/20/26	31,000	30,529,978
CABOT Corp.,
144A	3.859(n)	03/12/26	17,000	16,976,547
144A	3.873(n)	03/31/26	32,500	32,389,377
Carrier Global Corp.	3.863(n)	03/27/26	40,000	39,880,816
Carrier Global Corp.	3.867(n)	03/30/26	29,000	28,904,364
CBRE Services, Inc.,
144A	3.872(n)	03/25/26	70,000	69,806,268
Consolidated Edison, Inc.,
144A	3.939(n)	03/18/26	80,000	79,839,688
E.ON SE,
144A	3.800(n)	04/02/26	20,000	19,927,630
144A	3.842(n)	05/07/26	19,000	18,860,525
144A	3.843(n)	03/09/26	9,000	8,990,520
144A	3.857(n)	05/26/26	30,000	29,719,134
144A	3.888(n)	05/12/26	14,000	13,889,781
144A	3.896(n)	05/19/26	50,000	49,569,125
ERP Operating LP,
144A	3.563(n)	03/23/26	30,000	29,923,335
144A	3.858(n)	03/16/26	35,000	34,936,877
144A	3.859(n)	03/11/26	11,000	10,986,069
144A	3.860(n)	03/24/26	25,000	24,933,460
Essential Utilities, Inc.,
144A	3.634(n)	03/05/26	101,500	101,435,984
144A	3.801(n)	03/02/26	15,000	14,995,250
Glencore Funding LLC,
144A	3.801(n)	03/12/26	5,650	5,642,057

See Notes to Financial Statements.

PGIM Fixed Income ETFs 299

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Glencore Funding LLC, (cont’d.)
144A	3.890%(n)	03/18/26	52,000	$51,892,812
144A	4.070(n)	03/24/26	50,000	49,864,065
Healthpeak OP LLC,
144A	3.861(n)	03/18/26	60,000	59,877,864
144A	3.910(n)	03/25/26	65,000	64,818,695
144A	3.955(n)	04/01/26	10,000	9,964,608
144A	3.985(n)	04/02/26	36,500	36,366,892
Holcim Finance US LLC,
144A	3.595(n)	03/16/26	60,000	59,891,790
144A	3.613(n)	03/18/26	40,000	39,919,208
Howmet Aerospace, Inc.,
144A	3.892(n)	03/03/26	11,500	11,495,077
144A	3.892(n)	03/10/26	20,000	19,976,308
Hyundai Capital America,
144A	3.898(n)	04/10/26	5,000	4,977,635
Imperial Brands Finance PLC,
144A	3.565(n)	03/13/26	35,500	35,446,679
144A	3.856(n)	03/11/26	25,000	24,967,845
144A	3.873(n)	03/04/26	30,000	29,984,007
144A	3.889(n)	03/12/26	40,000	39,944,240
144A	3.940(n)	04/24/26	30,000	29,820,147
ING (U.S.) Funding LLC,
144A, SOFR + 0.340%	4.010(c)	07/06/26	45,000	45,021,487
144A, SOFR + 0.340%	4.010(c)	08/18/26	10,000	10,004,168
Intuit, Inc.,
144A	3.858(n)	03/03/26	75,000	74,968,395
NextEra Energy Capital Holdings, Inc.,
144A	3.845(n)	03/25/26	10,550	10,520,802
NTT Finance Corp.	3.879(n)	03/19/26	30,000	29,936,124
NTT Finance Corp.	3.889(n)	03/18/26	60,000	59,878,692
Nutrien Ltd.,
144A	3.834(n)	03/03/26	10,000	9,995,741
144A	3.834(n)	03/04/26	42,000	41,977,610
ONE Gas, Inc.,
144A	3.836(n)	03/11/26	7,000	6,991,018
144A	3.849(n)	03/06/26	6,500	6,495,159
144A	3.856(n)	03/12/26	16,700	16,676,762
144A	3.868(n)	03/17/26	16,000	15,969,016
Phillips 66,
144A	3.872(n)	03/19/26	35,000	34,924,893
144A	3.872(n)	03/20/26	30,000	29,932,374
144A	3.873(n)	03/23/26	35,000	34,909,864
144A	3.902(n)	03/26/26	10,000	9,971,039
144A	3.903(n)	03/27/26	17,500	17,447,448
PPG Industries, Inc.	3.653(n)	03/27/26	20,000	19,940,408
Republic Services, Inc.,
144A	3.837(n)	03/16/26	50,000	49,909,630
Royal Bank of Canada,
144A, SOFR + 0.340%	4.010(c)	10/30/26	58,000	58,040,095
Sempra,
144A	3.859(n)	03/16/26	2,500	2,495,480
144A	3.859(n)	03/18/26	10,500	10,478,736
144A	3.862(n)	03/24/26	35,000	34,906,603
144A	3.863(n)	03/13/26	22,000	21,967,350
144A	3.865(n)	03/25/26	33,000	32,908,428
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.310%	3.980(c)	09/08/26	30,000	30,018,147
Suncor Energy, Inc.,
144A	3.703(n)	03/19/26	106,200	105,973,975

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Svenska Handelsbanken,
144A, SOFR + 0.300%	3.970%(c)	10/19/26	45,000	$45,024,043
Swedbank AB,
144A, SOFR + 0.310%	3.980(c)	09/09/26	33,500	33,525,470
TransCanada PipeLines Ltd.,
144A	3.901(n)	03/30/26	55,500	55,316,944
UDR, Inc.,
144A	3.852(n)	03/03/26	15,000	14,993,715
Virginia Electric & Power Co.	3.748(n)	03/03/26	36,100	36,084,856
Virginia Electric & Power Co.	3.835(n)	03/10/26	38,000	37,956,030
Virginia Electric & Power Co.	3.863(n)	03/16/26	30,000	29,946,204
VW Credit, Inc.,
144A	4.218(n)	03/12/26	7,500	7,489,509
144A	4.224(n)	03/24/26	4,500	4,488,023
144A	4.231(n)	04/07/26	3,600	3,585,051
144A	4.402(n)	03/19/26	30,000	29,935,959
WEA Finance LLC,
144A	3.632(n)	03/20/26	18,000	17,958,895
144A	3.676(n)	03/13/26	25,000	24,962,205
Westpac Banking Corp.,
144A, SOFR + 0.300%	3.970(c)	10/08/26	45,000	45,024,309

TOTAL COMMERCIAL PAPER (cost $2,918,973,300)				2,918,826,027

TOTAL SHORT-TERM INVESTMENTS (cost $3,434,515,744)				3,434,666,313

TOTAL INVESTMENTS 99.4% (cost $14,055,505,946)				14,112,079,306

Other assets in excess of liabilities(z) 0.6%				92,277,073

NET ASSETS 100.0%				$14,204,356,379

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer	Date	Cost	Value	Net Assets
BX Commercial Mortgage Trust, Series 2021-XL02, Class A, 144A, 1 Month SOFR + 0.803% (Cap N/A, Floor 0.689%), 4.463%(c), 10/15/38	07/29/25-08/14/25	$3,477,411	$3,476,324	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 301

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Interest rate swap agreements outstanding at February 28, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
4,700	03/02/26	4.030%(A)	1 Day SOFR(1)(A)/ 3.680%	$(489)	$8,906	$9,395
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 3.680%	—	402,308	402,308
73,000	05/22/26	4.171%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(81,691)	(81,691)
60,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 3.680%	60,407	(351,911)	(412,318)
8,700	08/21/26	3.781%(A)	1 Day SOFR(1)(A)/ 3.680%	409	5,879	5,470
18,000	09/05/26	3.680%(A)	1 Day SOFR(1)(A)/ 3.680%	—	40,242	40,242
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 3.680%	(73,249)	(1,673,608)	(1,600,359)
25,000	11/20/26	4.077%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(109,242)	(109,242)
299,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 3.680%	1,159,001	(934,377)	(2,093,378)
86,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 3.680%	(324,305)	(919,757)	(595,452)
217,200	03/05/27	3.859%(A)	1 Day SOFR(1)(A)/ 3.680%	(157,366)	(169,961)	(12,595)
92,190	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 3.680%	(235,135)	(936,832)	(701,697)
35,000	05/21/27	4.050%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(263,003)	(263,003)
195,450	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 3.680%	(624,133)	(3,091,064)	(2,466,931)
137,230	08/09/27	3.600%(A)	1 Day SOFR(1)(A)/ 3.680%	(261,304)	(241,551)	19,753
104,740	09/12/27	3.212%(A)	1 Day SOFR(1)(A)/ 3.680%	107,733	567,521	459,788
37,300	11/15/27	3.630%(A)	1 Day SOFR(1)(A)/ 3.680%	122,572	(209,182)	(331,754)
113,970	11/25/27	4.000%(A)	1 Day SOFR(1)(A)/ 3.680%	(902,847)	(1,492,275)	(589,428)
36,300	11/26/27	3.296%(A)	1 Day SOFR(1)(A)/ 3.680%	(1,637)	22,185	23,822
70,000	01/07/28	4.110%(A)	1 Day SOFR(1)(A)/ 3.680%	12,334	(1,157,035)	(1,169,369)
299,600	01/16/28	4.249%(A)	1 Day SOFR(1)(A)/ 3.680%	(1,147,835)	(5,818,632)	(4,670,797)
153,115	02/27/28	3.860%(A)	1 Day SOFR(1)(A)/ 3.680%	(1,386,839)	(1,934,463)	(547,624)
261,800	06/30/28	3.445%(A)	1 Day SOFR(1)(A)/ 3.680%	(432,866)	(357,408)	75,458
28,300	01/29/29	3.370%(A)	1 Day SOFR(1)(A)/ 3.680%	3,870	(153,497)	(157,367)
31,300	02/12/29	3.338%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(147,727)	(147,727)
118,500	08/01/29	3.541%(A)	1 Day SOFR(1)(A)/ 3.680%	(669,997)	(1,056,506)	(386,509)

				$(4,751,676)	$(20,052,681)	$(15,301,005)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$6,423,000	$22,898,719

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$167,936,535	$—
Collateralized Loan Obligations	—	2,328,466,870	—
Consumer Loans	—	35,566,203	—

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Equipment	$—	$14,007,004	$—
Home Equity Loans	—	108,514,808	—
Certificates of Deposit	—	387,917,290	—
Commercial Mortgage-Backed Securities	—	1,330,859,058	—
Corporate Bonds	—	5,627,106,699	—
Residential Mortgage-Backed Securities	—	412,033,487	—
U.S. Treasury Obligations	—	33,390,039	—
Affiliated Exchange-Traded Fund
Fixed Income	231,615,000	—	—
Short-Term Investments
Affiliated Mutual Fund	112,542,444	—	—
Certificates of Deposit	—	403,297,842	—
Commercial Paper	—	2,918,826,027	—

Total	$344,157,444	$13,767,921,862	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$1,036,236	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(16,337,241)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Commercial Paper	20.6%
Collateralized Loan Obligations	16.4
Commercial Mortgage-Backed Securities	9.4
Banks	7.4
Certificates of Deposit	5.5
Auto Manufacturers	5.2
Insurance	3.3
Residential Mortgage-Backed Securities	2.9
Pharmaceuticals	2.2
Pipelines	2.0
Electric	2.0
Retail	1.8
Diversified Financial Services	1.7
Affiliated Exchange-Traded Fund	1.6
Foods	1.3
Automobiles	1.2
Electronics	1.2
Internet	0.9
Agriculture	0.9
Affiliated Mutual Fund	0.8
Chemicals	0.8
Home Equity Loans	0.8
Semiconductors	0.7
Beverages	0.7
Oil & Gas	0.7
Software	0.6
Aerospace & Defense	0.6
Telecommunications	0.6

Real Estate Investment Trusts (REITs)	0.6%
Healthcare-Products	0.6
Computers	0.6
Healthcare-Services	0.5
Machinery-Diversified	0.4
Media	0.4
Mining	0.4
Machinery-Construction & Mining	0.4
Miscellaneous Manufacturing	0.3
Oil & Gas Services	0.3
U.S. Treasury Obligations	0.3
Consumer Loans	0.2
Trucking & Leasing	0.1
Equipment	0.1
Cosmetics/Personal Care	0.1
Biotechnology	0.1
Transportation	0.1
Building Materials	0.1
Commercial Services	0.0	*
Forest Products & Paper	0.0	*

	99.4
Other assets in excess of liabilities	0.6

	100.0%

*  Less than 0.05%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 303

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$1,036,236*	Due from/to broker-variation margin swaps	$16,337,241*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$68	$6,922,108

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$3	$(4,651,618)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Short Positions (1)	$ 3,832,500
Interest Rate Swap Agreements (1)	3,136,745,000

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $13,712,061,048)	$13,767,921,862
Affiliated investments (cost $343,444,898)	344,157,444
Dividends and interest receivable	86,208,050
Receivable for Fund shares sold	53,501,343
Receivable for investments sold	19,573,000
Deposit with broker for centrally cleared/exchange-traded derivatives	6,423,000
Tax reclaim receivable	113,376
Other assets	58,342

Total Assets	14,277,956,417

Liabilities

Payable for investments purchased	69,674,938
Due to broker—variation margin swaps	2,352,703
Management fee payable	1,572,397

Total Liabilities	73,600,038

Net Assets	$14,204,356,379

Net assets were comprised of:
Common stock, at par	$285,400
Paid-in capital in excess of par	14,154,567,629
Total distributable earnings (loss)	49,503,350

Net assets, February 28, 2026	$14,204,356,379

Net asset value, offering price and redemption price per share,
($14,204,356,379 ÷ 285,400,000 shares of common stock issued and outstanding)	$49.77

See Notes to Financial Statements.

PGIM Fixed Income ETFs 305

PGIM Ultra Short Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$296,242,168
Affiliated dividend income	8,646,053

Total income	304,888,221

Expenses
Management fee	9,828,868
Less: Fee waiver and/or expense reimbursement	(157,284)

Net expenses	9,671,584

Net investment income (loss)	295,216,637

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	1,777,037
Futures transactions	68
Swap agreement transactions	6,922,108

8,699,213

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $78,240)	2,914,817
Futures	3
Swap agreements	(4,651,618)
Foreign currencies	(1)

(1,736,799)

Net gain (loss) on investment and foreign currency transactions	6,962,414

Net Increase (Decrease) In Net Assets Resulting From Operations	$302,179,051

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$295,216,637	$496,538,915

Net realized gain (loss) on investment and foreign currency transactions	8,699,213	30,476,927

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,736,799)	(5,738,261)

Net increase (decrease) in net assets resulting from operations	302,179,051	521,277,581

Dividends and Distributions

Distributions from distributable earnings	(312,031,545)	(494,923,993)

Fund share transactions

Net proceeds from shares sold (53,925,000 and 144,725,000 shares, respectively)	2,680,750,790	7,184,545,170

Cost of shares purchased (17,550,000 and 46,575,000 shares, respectively)	(873,119,764)	(2,311,412,771)

Net increase (decrease) in net assets from Fund share transactions	1,807,631,026	4,873,132,399

Total increase (decrease)	1,797,778,532	4,899,485,987

Net Assets:

Beginning of period	12,406,577,847	7,507,091,860

End of period	$14,204,356,379	$12,406,577,847

See Notes to Financial Statements.

PGIM Fixed Income ETFs 307

PGIM Ultra Short Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.82		$49.76	$49.49	$49.17	$49.71	$49.93
Income (loss) from investment operations:
Net investment income (loss)	1.11		2.43	2.61	2.09	0.62	0.64
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.13	0.50	0.46	(0.52)	(0.15)
Total from investment operations	1.14		2.56	3.11	2.55	0.10	0.49
Less Dividends and Distributions:
Dividends from net investment income	(1.19)		(2.50)	(2.84)	(2.23)	(0.64)	(0.71)
Net asset value, end of period	$49.77		$49.82	$49.76	$49.49	$49.17	$49.71
Total Return(b):	2.32%		5.28%	6.51%	5.31%	0.21%	0.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,204,356		$12,406,578	$7,507,092	$5,283,802	$2,442,325	$1,876,539
Average net assets (000)	$13,213,695		$10,146,461	$6,218,491	$3,951,487	$2,267,793	$1,320,282
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.51	%(d)	4.89%	5.27%	4.24%	1.25%	1.27%
Portfolio turnover rate(e)	23%		39%	40%	25%	9%	10%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.4%

MUNICIPAL BONDS

Alabama 4.1%
Alabama Hsg. Fin. Auth. Rev.,
Forest Hills Vlg. Proj., Series A (Mandatory put date 11/01/26)	5.000%(cc)	11/01/27	200	$202,925
Black Belt Energy Gas Dist. Rev.,
Gas Proj., Series F	5.000	12/01/28	400	420,593
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	680	683,713
Series B-1 (Mandatory put date 10/01/27)	4.000(cc)	04/01/53	545	552,935
Series C-1 (Mandatory put date 06/01/29)	5.250(cc)	02/01/53	125	133,511
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	160	162,224
Lower Alabama Gas Dist. Rev.,
Series A	5.000	09/01/27	400	412,770
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	150	159,913

				2,728,584

Arizona 3.4%
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	1,280	1,295,887
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	350	355,919
Chandler Indl. Dev. Auth. Rev.,
Intel Corp. Proj., AMT, Rmkt. (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	160	162,815
Glendale Indl. Dev. Auth. Rev.,
Midwest Univ. Foundation, Sr. Series A, AMT	5.000	07/01/27	340	347,778
La Paz Cnty. Indl. Dev. Auth. Rev.,
Chrt. Sch. Solutions Harmony Pub. Sch. Proj.	5.000	02/15/28	145	149,043

				2,311,442

California 9.9%
California Cmnty. Choice Fing. Auth. Rev.,
Sustainable Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	220	234,295
California Cnty. Tob. Securitization Agcy. Rev.,
Sonoma Cnty. Securitization Corp., Series A, Rfdg.	5.000	06/01/27	325	335,676
California Hlth. Facs. Fing. Auth. Rev.,
Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	630	652,025
California Infrast. & Econ. Dev. Bank Rev.,
Brightline West Passanger Rail Proj., Series C, 144A, AMT (Mandatory put date 11/02/26)	3.500(cc)	01/01/65	250	250,092
Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	1,000	991,851
California Muni. Fin. Auth. Rev.,
Sr. Lien, LINXS APM Proj., Series A, P3 Proj., AMT	5.000	12/31/27	190	195,096
Terracina at Westpark Apts., Series A (Mandatory put date 08/01/27)	3.200(cc)	09/01/45	100	100,553
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/26)	3.450(cc)	12/01/44	200	200,744
California St.,
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	775	775,214
Central Vlly. Energy Auth. Rev.,
Nat. Gas Util. Imps.	5.000	08/01/29	270	287,471
City of Los Angeles Dept. of Arpt. Rev.,
Series B, Rfdg., AMT	5.000	05/15/27	330	341,047
Los Angeles Dept. of Arpts. Rev.,
Sub. Series C, AMT	5.000	05/15/32	285	297,011
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	5.000	07/01/26	200	201,283
Series A, Rfdg.	5.000	07/01/27	160	165,910
Series A, Rfdg.	5.000	07/01/28	175	183,493
Series C	4.000	07/01/26	475	477,038
Series D, Rfdg.	5.000	07/01/26	425	428,770

See Notes to Financial Statements.

PGIM Fixed Income ETFs 309

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

River Islands Pub. Fing. Auth.,
Spl. Tax, Cmnty. Facs. Dt. No. 2023-1 Impt. Area No. 3, Rfdg.	5.000%	09/01/27	100	$102,762
Sacramento Cnty. Arpt. Sys. Rev.,
Series C, Rfdg., AMT	5.000	07/01/31	395	415,073

				6,635,404

Colorado 2.7%

Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/26	260	262,685
Commonspirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	200	201,902
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	175	175,219
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/27	245	253,482
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	380	384,500
Univ. of Colorado Rev.,
Univ. Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	540	537,563

				1,815,351

Connecticut 0.2%

Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B, AMT	5.000	11/15/26	150	152,041

District of Columbia 1.4%

Dist. of Columbia Rev.,
Children’s Hosp. Rfdg.	5.000	07/15/27	250	250,256
Children’s Hosp. Rfdg.	5.000	07/15/35	300	300,219
Dist. of Columbia Int’l. Sch.	5.000	07/01/28	175	182,441
KIPP DC Issue, Series A, Rfdg.	5.000	07/01/26	125	125,908
KIPP DC Proj.	5.000	07/01/26	100	100,726

				959,550

Florida 3.2%

City of Tampa Rev.,
H. Lee Moffitt Cancer Ctr. Proj., Series B, Rfdg.	5.000	07/01/37	165	165,965
Florida St.,
Cap. Outlay, Series E, GO, Rfdg.	3.000	06/01/29	100	100,044
Miami-Dade Cnty. Indl. Dev. Auth. Rev.,
Wste. Mgmt., Inc., Rmkt.	3.350	09/01/27	400	402,260
Orange Cnty. Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	250	254,690
Orange Cnty. Hsg. Fin. Auth. Rev.,
The Wtr. Apts., Series E (Mandatory put date 07/01/28)	3.350(cc)	01/01/43	250	252,144
Palm Beach Cnty. Hsg. Fin. Auth. Rev.,
Calusa Pointe II, Series B (Mandatory put date 02/01/29)	2.900(cc)	02/01/30	1,000	1,001,137

				2,176,240

Georgia 5.8%

Columbus Medical Ctr. Hosp. Auth. Rev.,
Piedmont Healthcare Proj., Inc., Series A, Rfdg. (Mandatory put date 07/01/26)	5.000(cc)	07/01/54	155	155,303
Dev. Auth. of Monroe Cnty. Rev.,
GA Pwr. Co., PLT Scherer Proj., 2nd Series, Rmkt. (Mandatory put date 03/06/26)	3.875(cc)	10/01/48	310	310,037
Main Street Natural Gas, Inc. Rev.,
Gas Supply, Series C, 144A (Mandatory put date 11/01/27)	4.000(cc)	08/01/52	500	506,683
Series A	5.000	12/01/27	125	129,626
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	1,390	1,413,024
Series A (Mandatory put date 12/01/29)	4.000(cc)	09/01/52	160	165,664

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Main Street Natural Gas, Inc. Rev., (cont’d.)
Series B (Mandatory put date 06/01/29)	5.000%(cc)	12/01/52	225	$238,674
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	1,000	1,006,318

				3,925,329

Illinois 11.5%

Chicago Brd. of Ed.,
Series A, GO, Rfdg., AG	5.000	12/01/27	100	103,820
Series C, GO, Rfdg.	5.250	12/01/27	700	715,505
Chicago Brd. of Ed. Dedicated Cap. Impt. Tax Rev.,
Sch. Imps.	5.000	04/01/33	740	764,711
Chicago O’Hare Int’l. Arpt. Rev.,
Series E, Rfdg., AMT	5.000	01/01/27	540	550,104
Sr. Lien, Series G, AMT	5.000	01/01/37	250	253,132
City of Chicago,
Series A, GO, Rfdg.(ee)	5.000	01/01/27	225	227,749
Series B, Exchange, GO, Rfdg.	4.000	01/01/29	250	253,364
Illinois Fin. Auth. Rev.,
Field Museum of Natural History, Rfdg., Rmkt. (Mandatory put date 09/01/28)	3.719(cc)	11/01/34	965	965,365
Mercy Hlth. Sys. Oblig. Grp., Rfdg.	5.000	12/01/26	250	251,433
Midwestern Univ. Foundation, AMT	5.000	07/01/28	285	296,871
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	435	436,883
Univ. of Illinois Hlth. Svcs.	5.000	10/01/28	125	131,776
Westminster Vlg., Series A, Rfdg.	4.500	05/01/28	765	765,348
Illinois Hsg. Dev. Auth. Rev.,
Leyden Sr. Apts. (Mandatory put date 01/01/28)	3.380(cc)	07/01/45	250	251,588
Illinois St.,
GO	5.000	06/01/26	215	216,295
GO	5.000	11/01/33	175	177,458
GO, Rfdg.	3.500	06/01/29	100	100,224
Series A, GO	5.000	12/01/27	140	146,289
Series D, GO, Rfdg.	5.000	07/01/27	330	341,172
Illinois St. Sales Tax Rev.,
Jr. Oblig., Series A	4.000	06/15/27	310	316,902
Sub. Series C, Rfdg.	4.000	06/15/29	110	110,367
Illinois St. Toll Hwy. Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/31	325	325,535

				7,701,891

Indiana 1.5%

Indiana Fin. Auth. Rev.,
Republic Svcs., Inc., Rfdg., AMT (Mandatory put date 03/02/26)	3.450(cc)	05/01/28	500	500,000
Indiana Hsg. & Cmnty. Dev. Auth. Rev.,
Sustainable Bonds, Series C-1, Rfdg.	3.000	01/01/52	150	149,370
Indianapolis Local Pub. Impt. Bond Bank Rev.,
Indianapolis Arpt. Auth., Rfdg., AMT	5.000	01/01/28	380	382,880

				1,032,250

Kansas 0.2%

Kansas Dev. Fin. Auth. Rev.,
Terrace Pointe, Series K-2 (Mandatory put date 09/01/27)	5.000(cc)	09/01/28	100	103,692

See Notes to Financial Statements.

PGIM Fixed Income ETFs 311

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky 2.3%

Boone Cnty. Rev.,
Duke Energy Kentucky, Inc. Proj., Rfdg.	3.700%	08/01/27	275	$277,162
Kentucky Pub. Energy Auth. Rev.,
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	1,260	1,287,101

				1,564,263

Louisiana 0.4%

Ernest N Morial New Orleans Exhib. Hall Auth.,
Spl. Tax, Rfdg.	5.000	07/15/26	285	288,003

Maryland 0.6%

Montgomery Cnty. Hsg. Opportunities Commn. Rev.,
Series B, AMT	3.125	07/01/28	385	384,998

Massachusetts 2.6%

Massachusetts Dev. Fin. Agcy. Rev.,
Dexter Southfield., Rfdg.	5.000	05/01/30	1,035	1,035,840
Massachusetts Edl. Fing. Auth. Rev.,
Edl. Loan Rev. Bonds Issue, AMT	5.000	07/01/29	175	185,759
Issue K, Sr. Series A, Rfdg., AMT	5.000	07/01/26	225	226,451
Sr. Series B, AMT	5.000	07/01/27	300	308,221

				1,756,271

Michigan 4.0%

Michigan Fin. Auth. Rev.,
Bronson Healthcare Grp., Series C (Mandatory put date 05/15/26)	3.750(cc)	11/15/49	635	636,406
Henry Ford Hlth. Sys., Rfdg.	5.000	11/15/27	150	152,796
Hosp. Trinity Hlth. Credit Group, Rfdg.	5.000	12/01/37	875	903,832
Sr. Series A, Class 1, Rfdg.	5.000	06/01/26	380	382,116
Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	500	500,713
Oakland Cnty. Bldg. Auth. Rev.,
Pub. Imps.	3.000	11/01/27	100	100,041

				2,675,904

Minnesota 2.0%

City of Minneapolis Rev.,
Allina Hlth. Sys., Series A (Mandatory put date 11/15/28)	5.000(cc)	11/15/52	215	228,891
City of Mounds View Rev.,
Sibley Court Proj. (Mandatory put date 03/01/28)	3.375(cc)	03/01/46	250	252,761
Minnesota Rural Wtr. Fin. Auth., Inc. Rev.,
Rfdg., BANS	3.300	08/01/26	375	375,152
Washington Cnty. Cmnty. Dev. Agcy. Rev.,
Red Rock Manor Proj. (Mandatory put date 08/01/28)	3.150(cc)	02/01/46	500	502,437

				1,359,241

Missouri 0.5%

Missouri Dev. Fin. Brd. Rev.,
Fulton St. Hosp. Proj.	3.000	10/01/28	100	100,042
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series B, Rfdg. (Mandatory put date 05/01/26)	4.000(cc)	05/01/51	210	210,540

				310,582

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Nebraska 0.4%

Nebraska Invt. Fin. Auth. Rev.,
Mural, Series A (Mandatory put date 04/01/27)	3.000%(cc)	04/01/42	250	$250,083

New Hampshire 0.2%

New Hampshire Bus. Fin. Auth. Rev.,
Silverado Proj., 144A	5.000	12/01/28	150	150,130

New Jersey 4.0%

New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg., AMT	5.000	12/01/27	150	155,884
Sr. Series B, AMT	5.000	12/01/27	275	285,788
Sr. Series B, AMT	5.000	12/01/28	500	533,521
Sr. Series B, Rfdg., AMT	5.000	12/01/26	390	396,847
Sr. Series B, Rfdg., AMT	5.000	12/01/27	75	77,955
New Jersey Transp. Tr. Fd. Auth. Rev.,
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	100	105,864
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/27	100	103,085
Series A, Rfdg.	5.000	06/01/33	215	224,935
Series A, Rfdg.	5.000	06/01/35	770	801,383

				2,685,262

New Mexico 0.4%

Santa Fe Cnty. Rev.,
Cresta Ranch Apts. (Mandatory put date 06/01/28)	3.290(cc)	12/10/49	250	252,660

New York 3.9%

Dutchess Cnty. Loc. Dev. Corp. Rev.,
Health Quest Sys. Proj., Inc., Series B	5.000	07/01/26	200	201,430
Metropolitan Transp. Auth. Rev.,
Series C-1, Rfdg.	5.000	11/15/27	170	173,281
Monroe Cnty. Indl. Dev. Corp. Rev.,
The Rochester Gen. Hosp.	5.000	12/01/28	250	253,665
New York City Hsg. Dev. Corp. Rev.,
Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	885	884,953
New York St. Hsg. Fin. Agcy. Rev.,
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/27)	3.600(cc)	11/01/62	175	175,085
Sustainable Bonds, Series E-2 (Mandatory put date 05/01/28)	3.875(cc)	11/01/63	240	240,183
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj.	4.000	10/01/30	315	324,165
New York Transp. Dev. Corp. Rev.,
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj., AMT	5.000	01/01/29	385	399,677

				2,652,439

North Carolina 0.1%

Charlotte-Mecklenburg Hosp. Auth. Rev.,
Atrium Hlth., Series D, Rmkt. (Mandatory put date 06/15/27)	3.625(cc)	01/15/48	100	101,304

Ohio 0.4%

Ohio Air Quality Dev. Auth. Rev.,
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	250	254,071

See Notes to Financial Statements.

PGIM Fixed Income ETFs 313

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma 0.1%

Oklahoma Dev. Fin. Auth. Rev.,
OU Med. Proj., Series B	5.000%	08/15/26	100	$100,913

Oregon 0.6%

Port of Portland Arpt. Rev.,
Series 27-A, Rfdg., AMT	5.000	07/01/26	420	423,334

Pennsylvania 3.3%

Dauphin Cnty. Gen. Auth. Rev.,
Pinnacle Hlth. Sys. Proj., Series A, Rfdg.	5.000	06/01/36	205	205,868
Lehigh Cnty. Rev.,
Lehigh Vlly. Hlth., Series A, Rfdg.	4.000	07/01/28	615	617,590
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	500	501,391
Pennsylvania Higher Ed. Assistance Agcy. Rev.,
Series A	5.000	06/01/26	445	447,095
Philadelphia Sch. Dist.,
Series A, GO	5.000	09/01/36	400	419,381

				2,191,325

Puerto Rico 0.6%

Puerto Rico Comnwlth.,
Restructured, Series A1, GO	5.625	07/01/27	369	377,624

Rhode Island 2.1%

Rhode Island Student Loan Auth. Rev.,
Sr. Bonds, Series A, AMT	5.000	12/01/26	275	279,698
Sr. Bonds, Series A, AMT	5.000	12/01/27	600	623,355
Sr. Bonds, Series A, AMT	5.000	12/01/28	265	280,299
Sr. Prog., Series A, AMT	5.000	12/01/26	250	254,261

				1,437,613

Tennessee 2.9%

Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev.,
Espero Chatanooga Proj. (Mandatory put date 11/01/27)	3.000(cc)	12/01/43	125	125,204
Dickson Hlth. & Edl. Facs. Brd. Rev.,
BTT Dev. IV & Hsg. Assoc. (Mandatory put date 04/01/27)	3.000(cc)	04/01/28	140	139,936
Metropolitan Govt. Nashville & Davidson Cnty Hlth. & Edl. Facs. Brd. Rev.,
Burning Tree Apts. Proj. (Mandatory put date 10/01/27)	5.000(cc)	10/01/28	175	181,982
Metropolitan Nashville Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/27	255	262,647
Tennessee Energy Acq. Corp. Rev.,
Gas Proj., Series A-1, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/53	870	905,446
Series C	5.000	02/01/27	300	304,451

				1,919,666

Texas 11.1%

Allen Independent Sch. Dist.,
Sch. Bldg., GO, PSFG	5.000	02/15/36	15	15,021
Brazoria Cnty. Muni. Util. Dist. No. 21,
GO, Rfdg., AG	3.500	09/01/26	150	150,059
Brazos Higher Ed. Auth., Inc. Rev.,
Sr. Series 1A, AMT	5.000	04/01/27	500	511,455
Brooks Dev. Auth. Rev.,
Sr. Lien, Series C, Rfdg., 144A (Mandatory put date 08/15/28)	5.000(cc)	08/15/42	285	293,178

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

City of Carthage,
Cert. Oblig., GO	3.000%	05/15/28	245	$244,291
City of Dallas Hsg. Fin. Corp. Rev.,
The Positano (Mandatory put date 03/01/26)	5.000(cc)	09/01/26	100	100,000
City of San Antonio Elec. & Gas Sys. Rev.,
Jr. Lien, Rfdg. (Mandatory put date 12/01/26)	3.650(cc)	02/01/53	225	225,974
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Series B	5.000	08/15/27	595	600,554
Idea Pub. Sch., Series B	5.000	08/15/28	250	252,270
Dallas Independent Sch. Dist.,
Series A-2, GO, PSFG (Mandatory put date 02/15/27)	5.000(cc)	02/15/55	140	143,448
Eagle Mountain & Saginaw Indep. Sch. Dist.,
Sch. Bldg., GO, Rfdg. Rmkt., PSFG (Mandatory put date 08/01/27)	4.000(cc)	08/01/50	115	117,905
Fort Bend Cnty. Muni. Util. Dist. No. 122,
GO, Rfdg., BAM	3.000	09/01/27	335	334,997
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	350	356,263
Harris Cnty. Muni. Util. Dist. No. 157,
GO, BAM	3.000	03/01/29	325	324,785
Housing Options, Inc. Rev.,
Royal Crest Apts. (Mandatory put date 02/01/28)	3.050(cc)	02/01/45	105	105,808
Houston Higher Ed. Fin. Corp. Rev.,
KIPP, Inc., Series A, Rfdg., PSFG	3.375	02/15/29	300	300,134
Houston Hsg. Fin. Corp. Rev.,
Alcott Vlg., Series A (Mandatory put date 04/01/26)	3.200(cc)	04/01/28	800	799,844
Las Varas Pub. Facs. Corp. Rev.,
Central at Commerce, Series A (Mandatory put date 11/01/29)	3.350(cc)	11/01/44	350	347,208
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/26	150	150,797
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Westminster Proj., Rfdg.	5.000	11/01/26	280	283,476
San Antonio Hsg. Tr. Pub. Facs. Corp. Rev.,
Palladium San Antonio (Mandatory put date 07/01/27)	3.450(cc)	07/01/29	210	212,160
Strategic Hsg. Fin. Corp. of Travis Cnty. Rev.,
Blue Ridge Apts. (Mandatory put date 03/01/28)	3.350(cc)	03/01/46	175	175,654
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Baylor Scott & White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	390	391,123
Texarkana Independent Sch. Dist.,
GO, PSFG (Mandatory put date 08/15/26)	4.000(cc)	02/15/53	480	483,090
Texas Muni. Gas Acq. & Supply Corp. Rev.,
Nat. Gas Util. Imps.	5.000	01/01/28	375	388,240
Series A (Mandatory put date 01/01/30)	5.500(cc)	01/01/54	120	128,964

				7,436,698

Utah 0.9%

City of Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/27	360	371,910
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	200	202,009

				573,919

See Notes to Financial Statements.

PGIM Fixed Income ETFs 315

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 1.2%

Richmond Redev. & Hsg. Auth. Rev.,
Joyfield at German Sch. Road (Mandatory put date 12/01/26)	3.100%(cc)	12/01/55	100	$100,006
Virginia Small Bus. Fing. Auth. Rev.,
Hampton Univ., Rfdg.	5.000	10/01/26	705	714,839

				814,845

Washington 5.3%

City of Bremerton,
Ltd. Tax, Series A, GO, Rfdg.	3.750	12/01/26	120	119,827
City of Redmond,
GO, Rfdg.	3.000	12/01/26	370	369,778
King Cnty. Hsg. Auth. Rev.,
Rfdg.	5.000	01/01/27	200	204,084
Rfdg.	5.000	07/01/27	200	206,491
Rfdg.	5.000	01/01/28	150	156,629
Vancouver Hsg. Auth. Rev.,
Battle Ground Portfolio, Series A	5.000	08/01/29	800	844,841
Washington Healthcare Facs. Auth. Rev.,
Commonspirit Hlth., Series B-3, Rfdg. (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	790	790,900
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/26	440	442,812
Providence St. Joseph Hlth., Series B, Rfdg.	5.000	10/01/26	170	172,159
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/27	120	124,578
Series A, GO, AMT, BAM	5.000	12/01/28	100	105,837

				3,537,936

Wisconsin 3.6%

Pub. Fin. Auth. Rev.,
Cuyahoga River Cap. Port., Class A, Series 1, 144A (Mandatory put date 07/01/28)	4.000(cc)	01/01/55	648	652,391
Kahala Nui Proj., Rfdg.	5.000	11/15/26	275	278,589
Kahala Nui Proj., Rfdg.	5.000	11/15/27	290	299,126
Series 2025-1, Class A, Cert., 144A (Mandatory put date 08/01/27)	4.750(cc)	08/01/59	500	499,863
Triad Edu. Svcs., Inc., Series A	4.000	06/15/26	370	370,322
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Advocate Aurora Hlth. Credit Grp., Series C-3, Rfdg., Rmkt. (Mandatory put date 06/04/26)	5.000(cc)	08/15/54	295	297,135

				2,397,426

TOTAL LONG-TERM INVESTMENTS
(cost $65,150,206)				65,438,284

			Shares

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $839,060)(wb)			839,060	839,060

TOTAL INVESTMENTS 98.7% (cost $65,989,266)				66,277,344
Other assets in excess of liabilities(z) 1.3%				875,398

NET ASSETS 100.0%				$67,152,742

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
14	2 Year U.S. Treasury Notes	Jun. 2026	$2,929,828	$4,792

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$184,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$2,728,584	$—
Arizona	—	2,311,442	—
California	—	6,635,404	—
Colorado	—	1,815,351	—
Connecticut	—	152,041	—
District of Columbia	—	959,550	—
Florida	—	2,176,240	—
Georgia	—	3,925,329	—
Illinois	—	7,701,891	—
Indiana	—	1,032,250	—
Kansas	—	103,692	—
Kentucky	—	1,564,263	—
Louisiana	—	288,003	—
Maryland	—	384,998	—
Massachusetts	—	1,756,271	—
Michigan	—	2,675,904	—
Minnesota	—	1,359,241	—
Missouri	—	310,582	—
Nebraska	—	250,083	—
New Hampshire	—	150,130	—
New Jersey	—	2,685,262	—
New Mexico	—	252,660	—
New York	—	2,652,439	—
North Carolina	—	101,304	—
Ohio	—	254,071	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 317

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Oklahoma	$—	$100,913	$—
Oregon	—	423,334	—
Pennsylvania	—	2,191,325	—
Puerto Rico	—	377,624	—
Rhode Island	—	1,437,613	—
Tennessee	—	1,919,666	—
Texas	—	7,436,698	—
Utah	—	573,919	—
Virginia	—	814,845	—
Washington	—	3,537,936	—
Wisconsin	—	2,397,426	—
Short-Term Investment
Affiliated Mutual Fund	839,060	—	—

Total	$839,060	$65,438,284	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,792	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Development	19.1%
Healthcare	17.5
Education	16.0
Pre-pay Gas	14.2
General Obligation	9.7
Corporate Backed IDB & PCR	6.1
Transportation	5.4
Special Tax/Assessment District	3.0
Tobacco Appropriated	2.7
Power	1.8

Water & Sewer	1.4%
Affiliated Mutual Fund	1.3
Lease Backed Certificate of Participation	0.5

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$4,792*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(6,209)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,538)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$5,498,586

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 319

PGIM Ultra Short Municipal Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $65,150,206)	$65,438,284
Affiliated investments (cost $839,060)	839,060
Dividends and interest receivable	694,778
Deposit with broker for centrally cleared/exchange-traded derivatives	184,000
Due from broker—variation margin futures	3,938

Total Assets	67,160,060

Liabilities

Management fee payable	7,318

Net Assets	$67,152,742

Net assets were comprised of:
Common stock, at par	$1,325
Paid-in capital in excess of par	66,628,226
Total distributable earnings (loss)	523,191

Net assets, February 28, 2026	$67,152,742

Net asset value, offering price and redemption price per share.
($67,152,742 ÷ 1,325,000 shares of common stock issued and outstanding)	$50.68

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$818,292
Affiliated dividend income	17,624

Total income	835,916

Expenses
Management fee	35,681

Net investment income (loss)	800,235

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	20,721
Futures transactions	(6,209)

14,512

Net change in unrealized appreciation (depreciation) on:
Investments	163,185
Futures	(1,538)

161,647

Net gain (loss) on investment transactions	176,159

Net Increase (Decrease) In Net Assets Resulting From Operations	$976,394

See Notes to Financial Statements.

PGIM Fixed Income ETFs 321

PGIM Ultra Short Municipal Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$800,235	$1,096,646

Net realized gain (loss) on investment transactions	14,512	(61,993)

Net change in unrealized appreciation (depreciation) on investments	161,647	57,526

Net increase (decrease) in net assets resulting from operations	976,394	1,092,179

Dividends and Distributions
Distributions from distributable earnings	(724,202)	(996,007)

Fund share transactions
Net proceeds from shares sold (625,000 and 225,000 shares, respectively)	31,554,838	11,312,811
Cost of shares purchased (25,000 and 0 shares, respectively)	(1,263,098)	—

Net increase (decrease) in net assets from Fund share transactions	30,291,740	11,312,811

Total increase (decrease)	30,543,932	11,408,983

Net Assets:

Beginning of period	36,608,810	25,199,827

End of period	$67,152,742	$36,608,810

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2026		Year Ended August 31, 2025	June 24, 2024(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.49		$50.40	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.82		1.94	0.40
Net realized and unrealized gain (loss) on investment transactions	0.17		(0.05)	0.20
Total from investment operations	0.99		1.89	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.80)		(1.80)	(0.20)
Net asset value, end of period	$50.68		$50.49	$50.40
Total Return(c):	1.98%		3.82%	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,153		$36,609	$25,200
Average net assets (000)	$47,969		$28,415	$25,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.15	%(e)	0.12%	0.15	%(e)
Expenses before waivers and/or expense reimbursement	0.15	%(e)	0.15%	0.15	%(e)
Net investment income (loss)	3.36	%(e)	3.86%	4.28	%(e)
Portfolio turnover rate(f)	33%		87%	24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 323

Notes to Financial Statements (unaudited)

1. Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM AAA CLO ETF, PGIM Active Aggregate Bond ETF, PGIM Active High Yield Bond ETF, PGIM Corporate Bond 0-5 Year ETF, PGIM Corporate Bond 5-10 Year ETF, PGIM Corporate Bond 10+ Year ETF, PGIM Floating Rate Income ETF, PGIM Municipal Income Opportunities ETF, PGIM Short Duration High Yield ETF, PGIM Short Duration Multi-Sector Bond ETF, PGIM Total Return Bond ETF, PGIM Ultra Short Bond ETF and PGIM Ultra Short Municipal Bond ETF (each a “Fund” and collectively, the “Funds”). All the Funds are classified as diversified funds with the exception of PGIM AAA CLO ETF which is classified as non-diversified for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM AAA CLO ETF (“AAA CLO”)	Seeks to maximize total return through a combination of current income and capital appreciation.
PGIM Active Aggregate Bond ETF (“Active Aggregate Bond”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Active High Yield Bond ETF (“Active High Yield Bond”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Corporate Bond 0-5 Year ETF (“Corporate Bond 0-5 Year”)	Provide total return through a combination of current income and capital appreciation.
PGIM Corporate Bond 5-10 Year ETF (“Corporate Bond 5-10 Year”)	Provide total return through a combination of current income and capital appreciation.
PGIM Corporate Bond 10+ Year ETF (“Corporate Bond 10+ Year”)	Provide total return through a combination of current income and capital appreciation.
PGIM Floating Rate Income ETF (“Floating Rate Income”)	Primary investment objective is to maximize current income. Secondary objective is to seeks capital appreciation when consistent with primary objective.
PGIM Municipal Income Opportunities ETF (“Municipal Income Opportunities”)	Seeks total return through a combination of current income that is exempt from federal income taxes and capital appreciation.
PGIM Short Duration High Yield ETF (“Short Duration High Yield”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Short Duration Multi-Sector Bond ETF (“Short Duration Multi-Sector Bond”)	Provide total return.
PGIM Total Return Bond ETF (“Total Return Bond”)	Seeks total return.
PGIM Ultra Short Bond ETF (“Ultra Short Bond”)	Seeks total return through a combination of current income and capital appreciation, consistent with preservation of capital.

Fund	Investment Objective
PGIM Ultra Short Municipal Bond ETF (“Ultra Short Municipal Bond”)	Seeks total return through a combination of current income that is exempt from federal income taxes and capital appreciation.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

PGIM Fixed Income ETFs 325

Notes to Financial Statements (unaudited) (continued)

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses)

are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

PGIM Fixed Income ETFs 327

Notes to Financial Statements (unaudited) (continued)

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Reverse Repurchase Agreements: The Floating Rate Income ETF enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Funds, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by

PGIM Fixed Income ETFs 329

Notes to Financial Statements (unaudited) (continued)

the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Funds held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser. The Manager has entered into subadvisory agreements (Subadvisory Agreements) with PGIM, Inc., which provides subadvisory services to the Funds through its investment group PGIM Fixed Income (and, for the AAA CLO, Floating Rate Income, Short Duration High Yield, Short Duration Multi-Sector Bond, Total Return Bond, and Ultra Short Bond, PGIM Limited) (the “subadviser”). Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of the subadviser.

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each Funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below.

Fund	Unitary Fee Rate
AAA CLO	0.19%
Active Aggregate Bond	0.19%
Active High Yield Bond	0.39%
Corporate Bond 0-5 Year	0.20%
Corporate Bond 5-10 Year	0.25%
Corporate Bond 10+ Year	0.25%
Floating Rate Income	0.72%
Municipal Income Opportunities	0.25%
Short Duration High Yield	0.45%
Short Duration Multi-Sector Bond	0.40%
Total Return Bond	0.49%
Ultra Short Bond	0.15%
Ultra Short Municipal Bond	0.15%

The Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

PGIM Fixed Income ETFs 331

Notes to Financial Statements (unaudited) (continued)

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

AAA CLO	$4,154,075,925	$1,216,101,506

Active Aggregate Bond	55,767,825	43,090,122

Active High Yield Bond	394,366,208	326,505,162

Corporate Bond 0-5 Year	244,721,606	41,993,324

Corporate Bond 5-10 Year	123,803,644	32,972,153

Corporate Bond 10+ Year	13,419,139	12,961,598

Floating Rate Income	52,214,473	20,263,560

Municipal Income Opportunities	23,063,418	7,964,997

Short Duration High Yield	88,034,028	20,321,562

Short Duration Multi-Sector Bond	119,931,883	83,522,944

Total Return Bond	506,954,781	347,921,393

Ultra Short Bond	3,421,197,861	2,418,443,247

Ultra Short Municipal Bond	42,811,205	15,321,305

In-kind transactions resulting from in-kind creations and redemptions during the reporting period ended February 28, 2026, were as follows:

Fund	Creations In-Kind	Redemptions In-Kind

AAA CLO	$279,738,467	$189,693,967

Active Aggregate Bond	—	—

Active High Yield Bond	750,362,471	—

Corporate Bond 0-5 Year	142,846,148	—

Corporate Bond 5-10 Year	305,597,527	—

Corporate Bond 10+ Year	—	—

Floating Rate Income	—	—

Municipal Income Opportunities	—	—

Short Duration High Yield	—	—

Short Duration Multi-Sector Bond	—	—

Total Return Bond	—	—

Fund	Creations In-Kind	Redemptions In-Kind

Ultra Short Bond	$—	$—

Ultra Short Municipal Bond	—	—

The in-kind transactions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions, inclusive of any cash component.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

AAA CLO

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$94,088,321	$2,375,853,242	$2,077,430,636	$—	$—	$392,510,927	392,510,927	$3,457,940	$—

Active Aggregate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$4,180,790	$ 487,938	$ —	$(3,436)	$—	$ 4,665,292	90,641	$113,524	$—

PGIM Corporate Bond 0-5 Year ETF
—	1,259,351	—	6,524	—	1,265,875	25,000	18,837	524
$4,180,790	$ 1,747,289	$ —	$3,088	$—	$5,931,167		$132,361	$524

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$2,032,357	$26,941,485	$26,439,987	$ —	$—	$ 2,533,855	2,533,855	$ 27,078	$ —
$6,213,147	$28,688,774	$26,439,987	$3,088	$—	$ 8,465,022		$159,439	$524

Active High Yield Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$13,423,602	$ 744,560	$ —	$(13,912)	$—	$14,154,250	275,000	$336,117	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$ 6,282,408	$163,279,424	$140,166,671	$ —	$—	$29,395,161	29,395,161	$269,266	$—
$19,706,010	$164,023,984	$140,166,671	$(13,912)	$—	$43,549,411		$605,383	$—

PGIM Fixed Income ETFs 333

Notes to Financial Statements (unaudited) (continued)

Corporate Bond 0-5 Year

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$2,869,875	$70,861,998	$67,693,969	$—	$—	$6,037,904	6,037,904	$105,252	$—

Corporate Bond 5-10 Year

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$3,243,183	$48,570,204	$46,958,806	$—	$—	$4,854,581	4,854,581	$69,479	$—

Corporate Bond 10+ Year

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$715,902	$8,782,612	$9,181,758	$—	$—	$316,756	316,756	$11,425	$—

Floating Rate Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$ —	$ 1,777,703	$ —	$2,297	$—	$1,780,000	50,000	$37,123	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)

$2,512,473	$37,417,722	$35,071,040	$ —	$—	$4,859,155	4,859,155	$132,717	$—
$2,512,473	$39,195,425	$35,071,040	$2,297	$—	$6,639,155		$169,840	$—

Municipal Income Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$352,069	$17,785,963	$15,821,457	$—	$—	$2,316,575	2,316,575	$25,512	$—

Short Duration High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$1,655,395	$ —	$ —	$(1,767)	$—	$1,653,628	32,128	$41,328	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$473,645	$58,959,582	$57,586,146	$ —	$—	$1,847,081	1,847,081	$54,460	$—
$2,129,040	$58,959,582	$57,586,146	$(1,767)	$—	$3,500,709		$95,788	$—

Short Duration Multi-Sector Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$4,306,820	$ 3,423,064	$ 7,734,161	$(21,689)	$25,966	$ —	—	$150,518	$ —

PGIM Active High Yield Bond ETF

—	202,933	46,095	502	(59)	157,281	4,418	4,245	—

PGIM Corporate Bond 0-5 Year ETF
—	1,259,351	—	6,524	—	1,265,875	25,000	18,837	524
$4,306,820	$4,885,348	$7,780,256	$(14,663)	$25,907	$1,423,156		$173,600	$524

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$1,427,206	$61,479,745	$60,076,046	$ —	$ —	$2,830,905	2,830,905	$60,170	$—
$5,734,026	$66,365,093	$67,856,302	$(14,663)	$25,907	$4,254,061		$233,770	$524

Total Return Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$26,252,812	$ 13,642,043	$ 39,880,069	$(116,833)	$102,047	$ —	—	$ 779,321	$ —

PGIM Active High Yield Bond ETF
3,570,000	1,070,980	41,415	(8,157)	(112)	4,591,296	128,969	140,911	—

PGIM Corporate Bond 0-5 Year ETF
—	7,560,506	—	34,744	—	7,595,250	150,000	94,186	2,619

PGIM Corporate Bond 5-10 Year ETF
—	5,100,738	—	32,172	—	5,132,910	100,000	94,560	6,100
$29,822,812	$27,374,267	$39,921,484	$ (58,074)	$101,935	$17,319,456		$1,108,978	$8,719

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$26,601,600	$206,110,490	$214,591,098	$ —	$ —	$18,120,992	18,120,992	$296,861	$—
$56,424,412	$233,484,757	$254,512,582	$ (58,074)	$101,935	$35,440,448		$1,405,839	$8,719

PGIM Fixed Income ETFs 335

Notes to Financial Statements (unaudited) (continued)

Ultra Short Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$126,880,313	$104,656,447	$—	$78,240	$—	$231,615,000	4,500,000	$3,901,644	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$193,458,111	$2,964,530,655	$3,045,446,322	$ —	$—	$112,542,444	112,542,444	$4,744,409	$—
$320,338,424	$3,069,187,102	$3,045,446,322	$78,240	$—	$344,157,444		$8,646,053	$—
Ultra Short Municipal Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$47,278	$24,493,932	$23,702,150	$—	$—	$839,060	839,060	$17,624	$—

(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO	$7,563,617,372	$4,464,904	$(4,628,191)	$(163,287)
Active Aggregate Bond	103,552,586	1,552,085	(2,250,562)	(698,477)
Active High Yield Bond	1,253,987,807	12,864,191	(12,370,929)	493,262
Corporate Bond 0-5 Year	524,358,645	1,766,006	(101,330)	1,664,676
Corporate Bond 5-10 Year	537,735,386	4,862,284	(425,213)	4,437,071
Corporate Bond 10+ Year	74,806,484	2,026,922	(223,242)	1,803,680
Floating Rate Income	113,892,784	794,935	(2,897,354)	(2,102,419)
Municipal Income Opportunities	43,217,007	837,317	(104,854)	732,463
Short Duration High Yield	135,541,532	808,223	(1,532,187)	(723,964)
Short Duration Multi-Sector Bond	173,245,104	2,044,695	(543,852)	1,500,843
Total Return Bond	881,190,502	16,127,748	(4,533,161)	11,594,587
Ultra Short Bond	14,055,505,983	59,406,461	(18,134,143)	41,272,318
Ultra Short Municipal Bond	65,989,266	300,312	(7,442)	292,870

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
AAA CLO	$1,958,000	$—

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Active Aggregate Bond	$4,471,000	$ —
Active High Yield Bond	10,630,000	—
Corporate Bond 0-5 Year	16,000	—
Corporate Bond 5-10 Year	—	—
Corporate Bond 10+ Year	—	—
Floating Rate Income	1,394,000	—
Municipal Income Opportunities	32,000	—
Short Duration High Yield	123,000	—
Short Duration Multi-Sector Bond	—	19,000
Total Return Bond	10,866,000	—
Ultra Short Bond	35,810,000	—
Ultra Short Municipal Bond	25,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for Corporate Bond 0-5 Year, Corporate Bond 5-10 Year, Corporate Bond 10+ Year, Short Duration Multi-Sector Bond and Short Duration High Yield, which list their shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the “Exchanges”), and since the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 25,000 shares of each Fund.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
AAA CLO	47,007,277	32.3%
Active Aggregate Bond	714,908	30.4
Active High Yield Bond	17,133,629	48.5
Corporate Bond 0-5 Year	10,387,000	99.9

PGIM Fixed Income ETFs 337

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Corporate Bond 5-10 Year	10,565,000	99.7%
Corporate Bond 10+ Year	500,000	33.3
Floating Rate Income	560,581	25.2
Municipal Income Opportunities	469,000	56.8
Short Duration High Yield	—	—
Short Duration Multi-Sector Bond	—	—
Total Return Bond	2,703,150	13.3
Ultra Short Bond	20,390,121	7.1
Ultra Short Municipal Bond	458,000	34.6

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
AAA CLO	1	32.3%
Active Aggregate Bond	1	30.4
Active High Yield Bond	1	48.5
Corporate Bond 0-5 Year	1	99.9
Corporate Bond 5-10 Year	1	99.7
Corporate Bond 10+ Year	1	33.3
Floating Rate Income	1	25.2
Municipal Income Opportunities	1	56.8
Short Duration High Yield	—	—
Short Duration Multi-Sector Bond	—	—
Total Return Bond	1	13.3
Ultra Short Bond	1	7.1
Ultra Short Municipal Bond	1	34.6
Unaffiliated:
AAA CLO	4	29.1
Active Aggregate Bond	3	60.5
Active High Yield Bond	3	30.2
Corporate Bond 0-5 Year	—	—
Corporate Bond 5-10 Year	—	—
Corporate Bond 10+ Year	4	66.6
Floating Rate Income	4	59.4
Municipal Income Opportunities	2	32.5
Short Duration High Yield	3	83.9
Short Duration Multi-Sector Bond	3	85.1
Total Return Bond	4	77.5
Ultra Short Bond	7	66.8
Ultra Short Municipal Bond	3	52.1

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period February 28, 2026, certain Funds had subscriptions in-kind and redemptions in-kind with total proceeds in the amounts presented on the Statements of Changes in Net Assets.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA**	Prior SCA*
Term of Commitment	9/26/2025 – 9/24/2026	9/27/2024 – 9/25/2025

	Current SCA**	Prior SCA*
Total Commitment	Tranche A: $1,200,000,000 Tranche B: $75,000,000***	Tranche A: $1,200,000,000 Tranche B: $125,000,000***
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The Prior SCA did not include Municipal Income Opportunities, Short Duration High Yield, and Ultra Short Municipal Bond.
**	The Current SCA did not include Corporate Bond 0-5 Year, Corporate Bond 5-10 Year and Corporate Bond 10+ Year.
***

Only Floating Rate Income and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2026.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	AAA CLO	Active Aggregate Bond	Active High Yield Bond	Corporate Bond 0 - 5 Year	Corporate Bond 5 - 10 Year
Adjustable and Floating Rate Securities	–	–	–	–	–
Alternative Minimum Tax	–	–	–	–	–
Authorized Participant Concentration	X	X	X	X	X
Cash Transactions	X	X	X	X	X
CLO Manager	X	–	–	–	–
Collateralized Loan Obligations	X	–	–	–	–
Covenant-Lite	X	–	X	–	–
Credit	–	X	X	–	–
Credit/Counterparty	X	–	–	X	X
Currency	–	–	–	–	–
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	–	–	X	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	X	X	–	–
ETF Shares Trading	X	X	X	X	X
Floating Rate and Other Loans	–	–	X	–	–
Foreign Securities	X	X	X	X	X
Insured Municipal Bonds	–	–	–	–	–
Interest Rate	X	X	X	X	X
Junk Bonds	–	–	X	–	–
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	X	X	X	X	X
Loan Liquidity and Settlement	–	–	–	–	–
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	–	–	–	–	–
Mortgage-Backed and Asset-Backed Securities	–	X	X	–	–
Municipal Bonds and Notes	–	–	–	–	–
Municipal Lease Obligations	–	–	–	–	–
New/Small Fund	X	–	–	X	X

PGIM Fixed Income ETFs 339

Notes to Financial Statements (unaudited) (continued)

Risks	AAA CLO	Active Aggregate Bond	Active High Yield Bond	Corporate Bond 0 - 5 Year	Corporate Bond 5 - 10 Year
Non-Diversified Investment Company	X	–	–	–	–
Non-Money Market Fund	–	–	–	–	–
Structured Products	–	X	–	–	–
U.S. Government and Agency Securities	–	X	–	–	–
Variable and Floating Rate Bonds	–	–	–	–	–
Zero Coupon Bond	–	–	–	–	–

Risks	Corporate Bond 10+ Year	Floating Rate Income	Municipal Income Opportunities	Short Duration High Yield Bond	Short Duration Multi-Sector Bond
Adjustable and Floating Rate Securities	–	X	–	–	–
Alternative Minimum Tax	–	–	X	–	–
Authorized Participant Concentration	X	X	X	X	X
Cash Transactions	X	X	X	X	X
CLO Manager	–	–	–	–	–
Collateralized Loan Obligations	–	–	–	–	–
Covenant-Lite	–	X	–	X	X
Credit	–	X	–	X	X
Credit/Counterparty	X	–	–	–	–
Currency	–	–	–	–	X
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	–	–	–	X	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	X	–	X	–
ETF Shares Trading	X	X	X	X	X
Floating Rate and Other Loans	–	X	–	X	X
Foreign Securities	X	X	–	X	X
Insured Municipal Bonds	–	–	X	–	–
Interest Rate	X	X	X	X	X
Junk Bonds	–	X	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	X	X	X	X	X
Loan Liquidity and Settlement	–	X	–	–	–
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	–	–	–	–	–
Mortgage-Backed and Asset-Backed Securities	–	–	–	–	X
Municipal Bonds and Notes	–	–	X	–	–
Municipal Lease Obligations	–	–	X	–	–
New/Small Fund	X	X	X	X	X
Non-Diversified Investment Company	–	–	–	–	–
Non-Money Market Fund	–	–	–	–	–
Structured Products	–	–	–	–	–
U.S. Government and Agency Securities	–	–	–	–	X
Variable and Floating Rate Bonds	–	–	X	–	–
Zero Coupon Bond	–	–	X	–	–

Risks			Total Return Bond	Ultra Short Bond	Ultra Short Municipal Bond
Adjustable and Floating Rate Securities			–	–	–
Alternative Minimum Tax			–	–	X
Authorized Participant Concentration			X	X	X
Cash Transactions			X	X	X
CLO Manager			–	–	–

Risks	Total Return Bond	Ultra Short Bond	Ultra Short Municipal Bond
Collateralized Loan Obligations	X	X	–
Covenant-Lite	X	–	–
Credit	X	X	–
Currency	X	–	–
Debt Obligations	X	X	X
Derivatives	X	X	X
Distressed and Defaulted Securities	–	–	–
Economic and Market Events	X	X	X
Emerging Markets	X	–	–
ETF Shares Trading	X	X	X
Floating Rate and Other Loans	X	–	–
Foreign Securities	X	X	–
Insured Municipal Bonds	–	–	X
Interest Rate	X	X	X
Junk Bonds	X	–	X
Large Shareholder and Large Scale Redemption	X	X	X
Liquidity	X	–	X
Loan Liquidity and Settlement	–	–	–
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Money Market Instruments	–	X	–
Mortgage-Backed and Asset-Backed Securities	X	X	–
Municipal Bonds and Notes	–	–	X
Municipal Lease Obligations	–	–	X
New/Small Fund	–	–	X
Non-Diversified Investment Company	–	–	–
Non-Money Market Fund	–	X	–
Structured Products	–	–	–
U.S. Government and Agency Securities	X	X	–
Variable and Floating Rate Bonds	–	X	X
Zero Coupon Bond	–	–	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability to satisfy shareholder redemption requests.

Alternative Minimum Tax Risk: Although the interest received from municipal securities is generally exempt from federal income tax, the Fund may invest in municipal securities subject to the federal alternative minimum tax on individuals. Therefore, all or a portion of the Fund’s otherwise exempt-interest dividends may be taken into account in determining the federal alternative minimum tax on individuals and may have other tax consequences.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

PGIM Fixed Income ETFs 341

Notes to Financial Statements (unaudited) (continued)

CLO Manager Risk: CLO managers may have limited operating histories and may be subject to conflicts of interest, including managing the assets of other clients and other investment vehicles or otherwise receiving fees that may incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLOs in which the Fund invests.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distressed and Defaulted Securities Risk: Distressed and defaulted securities are subject to particularly high credit risk, market risk and illiquidity risk. These securities are at a high risk for default, especially during economic downturns, and they are subject to greater volatility than securities of more stable issuers. To the extent that the Fund invests in bankrupt issuers, the Fund may be subject to litigation risks and costs.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings..

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder

PGIM Fixed Income ETFs 343

Notes to Financial Statements (unaudited) (continued)

redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Fixed Income ETFs 345

Notes to Financial Statements (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds and Notes Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer. Municipal notes are shorter term municipal dept obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risk: Municipal lease obligations are typically not subject to the statutory and constitutional requirements of other municipal securities, including voter approval and debt limits. Because municipal lease obligations generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are typically less secure than most municipal obligations. Many municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate funds for future lease payments. Non-appropriation lease obligations are secured only by the leased property, and disposition of the property in the event of foreclosure could prove difficult. Municipal lease obligations may not have an active trading market, which may make it difficult for the Fund to sell them quickly or at an attractive price.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Non-Money Market Fund Risk: The Fund is not a money market fund. The Fund does not seek to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s NAV and market value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Small Fund Risk: When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund may face the risk of being delisted if it does not meet certain conditions of the listing exchange due to small size. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

PGIM Fixed Income ETFs 347

Notes to Financial Statements (unaudited) (continued)

11. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Because the Manager has agreed in the Management Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Manager pays the compensation to each Independent Trustee for services to the Funds from the management fee. The management fee is included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2026